UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-23505
PIMCO Dynamic Income Opportunities Fund
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: June 30
Date of reporting period: December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders .

PIMCO CLOSED-END FUNDS
Semiannual Report
December 31, 2024
PCM Fund, Inc. | PCM | NYSE
PIMCO Global StocksPLUS
®
& Income Fund | PGP | NYSE
PIMCO Strategic Income Fund, Inc. | RCS | NYSE
PIMCO Access Income Fund | PAXS | NYSE
PIMCO Dynamic Income Fund | PDI | NYSE
PIMCO Dynamic Income Opportunities Fund | PDO | NYSE
PIMCO Dynamic Income Strategy Fund | PDX | NYSE

(1)	Consolidated Schedule of Investments

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.
As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.
Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.
A Fund may enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a
10-year
U.S. treasury) that have different effective dates with respect to interest accrual time periods also for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) that are not part of a Fund’s duration or yield curve management strategies. In such a “paired swap transaction,” a Fund would generally enter into one or more interest rate swap agreements whereby a Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). A Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, a Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).
A Fund may engage in investment strategies, including those that employ the use of paired swaps transactions, the use of interest rate swaps to seek to capitalize on differences between short-term and long-term interest rates and other derivatives transactions, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when a Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or a Fund’s debt investments, or arising from its use of derivatives. For instance, a portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that a Fund will later realize a corresponding capital loss and potential decline in its NAV with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.
Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to investment parameters and regulatory requirements.
The geographical classification of foreign
(non-U.S.)
securities in this report, if any, are classified by the country of incorporation of a

2	PIMCO CLOSED-END FUNDS

holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.
The Funds may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies, such as the Funds, frequently trade at a discount from their NAV and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.
U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.
Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.
The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
The following table discloses the inception date and diversification status of each Fund:

Fund Name	Fund Inception Date	Diversification Status
PCM Fund, Inc.	09/02/93	Diversified
PIMCO Global StocksPLUS ® & Income Fund	05/31/05	Diversified
PIMCO Strategic Income Fund, Inc.	02/24/94	Diversified
PIMCO Access Income Fund	01/31/22	Non-Diversified
PIMCO Dynamic Income Fund	05/30/12	Diversified
PIMCO Dynamic Income Opportunities Fund	01/29/21	Diversified
PIMCO Dynamic Income Strategy Fund	02/01/19	Non-Diversified
An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.
The Trustees/Directors
1
are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with Pacific Investment Management Company LLC (“PIMCO”) and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus original or any subsequent or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.
The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.
PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844)
33-PIMCO,
on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to

1	Hereinafter, the terms “Trustee” or “Trustees” used herein shall refer to a Director or Directors of applicable Funds.

4	PIMCO CLOSED-END FUNDS

their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844) 33-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file
Form N-PORT
reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.
SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary. Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.
In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments addressing fee and expense information in advertisements that might be materially misleading, which impact the Funds, were effective January 24, 2023.
In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of
Rule 35d-1
consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to
Rule 35d-1
and will not require notice or shareholder approval. The amendments were effective as of December 11, 2023, but the SEC is providing a
24-month
compliance period following the effective date for fund groups with net assets of $1 billion or more.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	5

PCM Fund, Inc.

Symbol on NYSE - PCM

Cumulative Returns Through December 31, 2024

(in millions)
$130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
09/93
04/09
12/24
FUND'S MARKET PRICE $118,517
FUND'S NET ASSET VALUE $118,315
INDEX $77,493

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Asset-Backed Securities	30.2%

Non-Agency Mortgage-Backed Securities	24.2%

Loan Participations and Assignments	13.6%

Corporate Bonds & Notes	13.4%

Short-Term Instruments ‡	7.9%

Common Stocks	4.8%

U.S. Government Agencies	4.3%

Other	1.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (09/02/93)
Market Price	10.59%	9.66%	2.78%	7.54%	8.21%
NAV	5.83%	9.47%	2.67%	6.10%	8.20%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	6.76% ♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
♦
Average Annual Return since 08/31/1993.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(¹)

Market Price	$7.70

NAV	$6.14

Premium/(Discount) to NAV	25.41%

Market Price Distribution Rate (2)	12.47%

NAV Distribution Rate (2)	15.64%

Total Effective Leverage (3)	37.13%
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to achieve high current income. Capital gain from the disposition of investments is a secondary objective of the Fund.

Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»	Exposure to residential mortgage securities contributed to performance, as the asset class posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to asset backed securities detracted from performance, as select securities posted negative returns.

6	PIMCO CLOSED-END FUNDS

PIMCO Global StocksPLUS
®
& Income Fund

Symbol on NYSE - PGP

Cumulative Returns Through December 31, 2024

(in thousands)
$80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
05/05
02/15
12/24
FUND'S NET ASSET VALUE $69,930
INDEX $47,075
FUND'S MARKET PRICE $36,439

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

U.S. Government Agencies	29.7%

Corporate Bonds & Notes	19.7%

Loan Participations and Assignments	13.8%

Short-Term Instruments ‡	13.3%

Non-Agency Mortgage-Backed Securities	8.2%

Common Stocks	5.4%

Sovereign Issues	3.5%

Asset-Backed Securities	3.5%

Preferred Securities	1.2%

Other	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/31/05)
Market Price	8.65%	15.55%	1.80%	1.67%	6.82%
NAV	8.46%	14.46%	5.53%	8.54%	10.44%
MSCI World Index	6.20%	18.67%	11.17%	9.95%	8.22%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(1)

Market Price	$7.78

NAV	$7.65

Premium/(Discount) to NAV	1.70%

Market Price Distribution Rate (2)	10.64%

NAV Distribution Rate (2)	10.82%

Total Effective Leverage (3)	16.84%
Investment Objective and Strategy Overview
PIMCO Global StocksPLUS
®
 & Income Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the S&P 500 Index contributed to performance, as the S&P 500 Index posted positive returns.

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»	Exposure to the MSCI EAFE Index detracted from performance, as the MSCI EAFE Index posted negative returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to asset backed securities detracted from performance, as select securities posted negative returns.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	7

PIMCO Strategic Income Fund, Inc.

Symbol on NYSE - RCS

Cumulative Returns Through December 31, 2024

(in thousands)
$140.0
130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
02/94
07/09
12/24
FUND'S MARKET PRICE
$135,995
FUND'S NET ASSET VALUE
$97,594
INDEX
$73,794

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

U.S. Government Agencies	57.3%

Corporate Bonds & Notes	17.1%

Non-Agency Mortgage-Backed Securities	7.6%

Loan Participations and Assignments	6.1%

Short-Term Instruments ‡	3.1%

Common Stocks	2.9%

Sovereign Issues	2.2%

Asset-Backed Securities	1.9%

Municipal Bonds & Notes	1.0%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (02/24/94)
Market Price	28.18%	37.98%	7.14%	8.31%	8.84%
NAV	7.82%	15.85%	3.04%	5.22%	7.66%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	6.69% ♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
♦
Average Annual Return since 2/28/1994.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

The performance information shown for the Fund includes historical performance information for the periods prior to February 8, 2002, during which the Fund had a different investment manager. As of February 8, 2002, PIMCO became the Fund’s investment manager. The Fund’s performance prior to that time may have been different if the Fund were advised by PIMCO.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(1)

Market Price	$7.62

NAV	$4.42

Premium/(Discount) to NAV	72.40%

Market Price Distribution Rate (2)	8.03%

NAV Distribution Rate (2)	13.85%

Total Effective Leverage (3)	33.86%
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»	Exposure to residential mortgage securities contributed to performance, as the asset class posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to asset backed securities detracted from performance, as select securities posted negative returns.

8	PIMCO CLOSED-END FUNDS

PIMCO Access Income Fund

Symbol on NYSE - PAXS

Cumulative Returns Through December 31, 2024

(in thousands)
$20.0
10.0
0
01/22
06/23
12/24
INDEX
$11,207
FUND'S NET ASSET VALUE
$10,805
FUND'S MARKET PRICE
$10,802

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2024
†
§

Non-Agency Mortgage-Backed Securities	22.5%

Asset-Backed Securities	20.5%

Loan Participations and Assignments	18.0%

Corporate Bonds & Notes	16.4%

Short-Term Instruments ‡	9.8%

Common Stocks	6.6%

U.S. Government Agencies	3.9%

Sovereign Issues	2.0%

Preferred Securities	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return ( ¹ ) for the period ended December 31, 2024

	6 Month*	1 Year	Commencement of Operations (01/31/22)
Market Price	2.15%	19.82%	2.69%
NAV	8.13%	16.49%	2.69%
ICE BofA US High Yield Index	5.44%	8.20%	3.98%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
It is not possible to invest directly in an unmanaged index.
* Cumulative return

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(
¹
)

Market Price	$15.25

NAV	$15.33

Premium/(Discount) to NAV	(0.52)%

Market Price Distribution Rate (2)	11.76%

NAV Distribution Rate (2)	11.69%

Total Effective Leverage (3)	38.95%
Investment Objective and Strategy Overview
PIMCO Access Income Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»	Exposure to residential mortgage credit contributed to performance, as the sector posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»
Holdings related to emerging markets special situation investments, which include emerging market companies undergoing stress, distress, challenges or significant transition detracted from performance, as select securities posted negative returns.

»	Exposure to asset backed securities detracted from performance, as select securities posted negative returns.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	9

PIMCO Dynamic Income Fund

Symbol on NYSE - PDI

Cumulative Returns Through December 31, 2024

(in thousands)
$40.0
30.0
20.0
10.0
0
05/12
08/18
12/24
FUND'S NET ASSET VALUE $36,942
FUND'S MARKET PRICE $35,326
INDEX $19,908

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Loan Participations and Assignments	23.2%

Non-Agency Mortgage-Backed Securities	21.7%

Corporate Bonds & Notes	17.6%

Asset-Backed Securities	13.5%

Short-Term Instruments ‡	11.3%

Common Stocks	5.9%

Sovereign Issues	2.7%

U.S. Government Agencies	1.8%

Other	2.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/30/12)
Market Price	4.75%	17.98%	1.93%	8.07%	10.74%
NAV	9.95%	16.31%	4.69%	7.70%	10.96%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	5.61%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
It is not possible to invest directly in an unmanaged index.
* Cumulative return

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(1)

Market Price	$18.34

NAV	$17.12

Premium/(Discount) to NAV	7.13%

Market Price Distribution Rate (2)	14.43%

NAV Distribution Rate (2)	15.46%

Total Effective Leverage (3)	32.61%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, and capital appreciation is a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

10	PIMCO CLOSED-END FUNDS

PIMCO Dynamic Income Opportunities Fund

Symbol on NYSE - PDO

Cumulative Returns Through December 31, 2024

(in thousands)
$20.0
10.0
0
01/21
12/22
12/24
INDEX
$11,440
FUND'S MARKET
PRICE
$10,915
FUND'S NET
ASSET VALUE
$10,575

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Non-Agency Mortgage-Backed Securities	21.6%

Loan Participations and Assignments	19.7%

Corporate Bonds & Notes	18.4%

Asset-Backed Securities	14.1%

Short-Term Instruments ‡	11.6%

Common Stocks	6.6%

U.S. Government Agencies	4.0%

Sovereign Issues	1.8%

Convertible Bonds & Notes	1.1%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	Commencement of Operations (01/29/21)
Market Price	8.38%	25.01%	2.26%
NAV	9.17%	18.28%	1.44%
ICE BofA US High Yield Index	5.44%	8.20%	3.49%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
It is not possible to invest directly in an unmanaged index.
* Cumulative return

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(1)

Market Price	$13.59

NAV	$13.03

Premium/(Discount) to NAV	4.30%

Market Price Distribution Rate (2)	11.29%

NAV Distribution Rate (2)	11.78%

Total Effective Leverage (3)	36.87%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Opportunities Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	11

PIMCO Dynamic Income Strategy Fund

Symbol on NYSE - PDX

Cumulative Returns Through December 31, 2024

(in thousands)
$30.0
20.0
10.0
0
02/19
01/22
12/24
FUND'S NET ASSET VALUE $20,011
FUND'S MARKET PRICE $19,752
SECONDARY INDEX $19,439
INDEX $13,115

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Common Stocks	24.9%

Asset-Backed Securities	18.7%

Master Limited Partnerships	14.3%

Loan Participations and Assignments	14.0%

Corporate Bonds & Notes	13.6%

Non-Agency Mortgage-Backed Securities	8.0%

Short-Term Instruments ‡	3.8%

U.S. Government Agencies	2.0%

Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	Commencement of Operations (02/01/19)
Market Price	22.02%	36.45%	18.64%	13.42%
NAV	9.37%	24.10%	16.08%	12.29%
ICE BofA US High Yield Index ±	5.44%	8.20%	4.04%	4.96%
Alerian MLP Index	5.70%	24.41%	15.56%	11.76%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
±
Effective November 21, 2023, the Fund’s broad based securities market index was changed from the Alerian MLP Index to the ICE BofA US High Yield Index because the Fund’s investment manager has determined that the ICE BofA US High Yield Index more closely aligns with the investment strategies of the Fund.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Fund for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information (as of December 31, 2024)
(1)

Market Price	$26.13

NAV	$26.20

Premium/(Discount) to NAV	(0.27)%

Market Price Distribution Rate (2)	5.20%

NAV Distribution Rate (2)	5.19%

Total Effective Leverage (3)	23.11%
Investment Objective and Strategy Overview
PIMCO Dynamic Income Strategy Fund investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to common equity contributed to performance, as shares of a privately held liquified natural gas-exporter posted positive returns.

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to commodities detracted from performance, as the sector posted negative returns.

12	PIMCO CLOSED-END FUNDS

Index Descriptions

Index*	Index Description

Alerian MLP Index
The Alerian MLP Index is the leading gauge of large- and mid-cap energy master limited partnerships (MLPs). It is a float-adjusted, capitalization-weighted index, which includes 50 prominent companies.

ICE BofA US High Yield Index
ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P.

MSCI World Index
The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	13

Financial Highlights

		Investment Operations			Less Distributions (c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PCM Fund, Inc.

07/01/2024 - 12/31/2024+	$6.26	$0.39	$(0.03)	$0.36	$(0.48)	$0.00	$0.00	$(0.48)

06/30/2024	6.74	0.59	(0.11)	0.48	(0.57)	0.00	(0.39)	(0.96)

06/30/2023	7.69	0.82	(0.81)	0.01	(0.73)	0.00	(0.23)	(0.96)

06/30/2022	9.52	0.79	(1.66)	(0.87)	(0.93)	0.00	(0.03)	(0.96)

06/30/2021	8.47	0.97	1.04	2.01	(0.96)	0.00	0.00	(0.96)

06/30/2020	10.19	0.86	(1.62)	(0.76)	(0.95)	0.00	(0.01)	(0.96)

PIMCO Global StocksPLUS ® & Income Fund

07/01/2024 - 12/31/2024+	$7.43	$0.39	$0.24	$0.63	$(0.41)	$0.00	$0.00	$(0.41)

06/30/2024	7.29	0.62	0.35	0.97	(0.67)	0.00	(0.16)	(0.83)

06/30/2023	7.27	0.77	0.08	0.85	(0.83)	0.00	0.00	(0.83)

06/30/2022	10.44	0.87	(3.21)	(2.34)	(0.83)	0.00	0.00	(0.83)

06/30/2021	7.47	0.95	2.85	3.80	(0.83)	0.00	0.00	(0.83)

06/30/2020	9.89	1.10	(2.42)	(1.32)	(0.85)	0.00	(0.25)	(1.10)

PIMCO Strategic Income Fund, Inc.

07/01/2024 - 12/31/2024+	$4.39	$0.24	$0.10	$0.34	$(0.31)	$0.00	$0.00	$(0.31)

06/30/2024	4.32	0.38	0.30	0.68	(0.43)	0.00	(0.18)	(0.61)

06/30/2023	4.68	0.39	(0.14)	0.25	(0.61)	0.00	0.00	(0.61)

06/30/2022	6.55	0.61	(1.87)	(1.26)	(0.60)	0.00	(0.01)	(0.61)

06/30/2021	5.94	0.58	0.64	1.22	(0.41)	0.00	(0.20)	(0.61)

06/30/2020	7.12	0.74	(1.20)	(0.46)	(0.49)	0.00	(0.23)	(0.72)

PIMCO Access Income Fund (Consolidated)

07/01/2024 - 12/31/2024+	$15.02	$0.74	$0.47	$1.21	$(0.90)	$0.00	$0.00	$(0.90)

06/30/2024	14.86	1.36	0.59	1.95	(1.47)	0.00	(0.32)	(1.79)

06/30/2023	17.20	1.81	(1.90)	(0.09)	(2.25)	0.00	0.00	(2.25)

01/31/2022 - 06/30/2022	20.00	0.45	(2.78)	(2.33)	(0.47)	0.00	0.00	(0.47)

PIMCO Dynamic Income Fund (Consolidated)

07/01/2024 - 12/31/2024+	$16.82	$0.99	$0.41	$1.40	$(1.32)	$0.00	$0.00	$(1.32)

06/30/2024	17.27	1.77	0.19	1.96	(1.37)	0.00	(1.28)	(2.65)

06/30/2023	19.72	2.23	(1.56)	0.67	(3.30)	0.00	0.00	(3.30)

06/30/2022	25.23	2.84	(5.77)	(2.93)	(2.65)	0.00	0.00	(2.65)

06/30/2021	22.59	2.51	2.57	5.08	(2.52)	0.00	(0.13)	(2.65)

06/30/2020	28.29	2.92	(5.80)	(2.88)	(3.07)	0.00	0.00	(3.07)

PIMCO Dynamic Income Opportunities Fund (Consolidated)

07/01/2024 - 12/31/2024+	$12.65	$0.30	$0.83	$1.13	$(0.77)	$0.00	$0.00	$(0.77)

06/30/2024	12.69	1.31	0.17	1.48	(1.08)	0.00	(0.45)	(1.53)

06/30/2023	15.31	1.50	(1.63)	(0.13)	(2.49)	0.00	0.00	(2.49)

06/30/2022	20.50	1.73	(5.01)	(3.28)	(1.79)	(0.12)	0.00	(1.91)

01/29/2021 - 06/30/2021	20.00	0.49	0.47	0.96	(0.47)	0.00	0.00	(0.47)

PIMCO Dynamic Income Strategy Fund (Consolidated)

07/01/2024 - 12/31/2024+	$24.93	$0.71	$1.61	$2.32	$(0.68)	$(0.37)	$0.00	$(1.05)

06/30/2024	18.49	0.72	6.76	7.48	(1.04)	0.00	0.00	(1.04)

06/30/2023	15.24	0.39	3.74	4.13	(0.66)	0.00	(0.22)	(0.88)

06/30/2022	14.27	0.43	1.32	1.75	(0.47)	0.00	(0.31)	(0.78)

06/30/2021	8.63	0.32	6.00	6.32	(0.09)	0.00	(0.59)	(0.68)

06/30/2020	20.00	0.55	(10.04)	(9.49)	(0.48)	(0.28)	(1.12)	(1.88)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)
Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(f)	Effective December 13, 2021, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 1.10%.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

				Common Share			Ratios/Supplemental Data
								Ratios to Average Net Assets
Increase resulting from Common Share Offering		Offering Cost Charged to Paid in Capital		Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (d)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (e)		Expenses Excluding Waivers (e)		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$	N/A	$	N/A	$6.14	$7.70	10.59%	$74,631	5.17	%*	5.17	%*	1.46	%*	1.46	%*	12.32	%*	7%

	N/A		N/A	6.26	7.42	(12.97)	75,490	6.69		6.69		1.58		1.58		9.21		10

	N/A		N/A	6.74	9.63	16.30	80,318	5.68		5.68		1.68		1.68		11.29		20

	N/A		N/A	7.69	9.25	(14.44)	90,639	2.30		2.30		1.63		1.63		8.71		65

	N/A		N/A	9.52	11.87	38.25	111,154	2.49		2.49		1.60		1.60		10.56		127

	N/A		N/A	8.47	9.42	(8.33)	98,539	3.39		3.39		1.54		1.54		9.09		15

$	N/A	$	N/A	$7.65	$7.78	8.65%	$88,187	2.65	%*	2.65	%*	1.34	%*	1.34	%*	10.04	%*	319%

	N/A		N/A	7.43	7.55	17.56	85,162	3.43		3.43		1.39		1.39		8.63		586

	N/A		N/A	7.29	7.20	2.32	82,667	3.79		3.79		1.65		1.65		10.69		483

	N/A		N/A	7.27	7.89	(22.51)	81,353	2.09		2.09		1.76		1.76		8.96		373

	N/A		N/A	10.44	11.10	48.12	115,748	2.03		2.03		1.66		1.66		10.35		503

	N/A		N/A	7.47	8.19	(26.51)	82,109	2.78		2.78		1.65		1.65		12.56		395

$	N/A	$	N/A	$4.42	$7.62	28.18%	$205,228	3.79	%*	3.79	%*	0.97	%*	0.97	%*	10.44	%*	512%

	N/A		N/A	4.39	6.21	33.49	202,598	5.12		5.12		0.98		0.98		8.83		819

	N/A		N/A	4.32	5.20	14.43	196,497	3.87		3.87		0.97		0.97		8.73		639

	N/A		N/A	4.68	5.13	(25.44)	210,018	1.44		1.44		0.98		0.98		10.29		678

	N/A		N/A	6.55	7.61	30.90	290,989	1.36		1.36		0.96		0.96		8.97		774

	N/A		N/A	5.94	6.37	(27.94)	261,163	2.61		2.61		0.98		0.98		11.28		679

$	N/A	$	N/A	$15.33	$15.25	2.15%	$679,359	6.35	%*	6.35	%*	2.15	%*	2.15	%*	9.52	%*	7%

	N/A		N/A	15.02	15.81	21.00	662,635	7.11		7.11		2.19		2.19		9.26		17

	N/A		N/A	14.86	14.75	7.53	653,891	5.92		5.92		2.24		2.24		11.10		28

	N/A		N/A	17.20	15.83	(18.72)	756,653	1.79	*	1.79	*	1.51	*	1.51	*	5.81	*	16

	$0.22		$0.00	$17.12	$18.34	4.75%	$6,044,601	4.84	%*	4.84	%*	1.71	%*	1.71	%*	11.40	%*	14%

	0.24		0.00	16.82	18.81	16.48	5,303,316	6.13		6.13		1.84		1.84		10.47		17

	0.18		0.00	17.27	18.75	7.22	4,578,482	5.12		5.12		1.92		1.92		12.10		20

	0.07		0.00	19.72	20.87	(19.10)	4,466,886	2.64	(f)	2.64	(f)	2.00	(f)	2.00	(f)	12.28		27

	0.21		0.00	25.23	28.81	29.29	1,781,435	2.78		2.78		2.04		2.04		10.36		38

	0.25		0.00	22.59	24.72	(14.18)	1,375,107	3.72		3.72		1.99		1.99		11.44		21

	$0.03		$0.00	$13.04	$13.59	8.38%	$1,616,392	5.78	%*	5.78	%*	1.91	%*	1.91	%*	4.55	%*	9%

	0.01		0.00	12.65	13.29	15.12	1,465,670	6.63		6.63		1.97		1.97		10.68		25

	0.00		0.00	12.69	13.06	13.17	1,406,536	5.75		5.75		2.11		2.11		10.67		17

	N/A		N/A	15.31	13.85	(33.77)	1,684,507	2.79		2.79		2.12		2.12		9.11		47

	0.01		N/A	20.50	23.18	16.70	2,227,301	2.10	*	2.10	*	1.78	*	1.78	*	5.93	*	49

$	N/A	$	N/A	$26.20	$26.13	22.02%	$1,171,496	3.10	%*	3.11	%*	1.57	%*	1.58	%*	5.43	%*	25%

	N/A		N/A	24.93	22.28	48.61	1,114,645	2.31		2.32		1.45		1.46		3.25		113

	N/A		N/A	18.49	15.76	29.99	826,517	2.66		2.68		1.65		1.67		2.16		50

	N/A		N/A	15.24	12.84	8.76	681,193	1.76		1.79		1.68		1.71		2.71		77

	N/A		N/A	14.27	12.50	90.94	637,792	1.54		1.60		1.53		1.59		2.96		118

	N/A		N/A	8.63	7.06	(57.04)	385,774	2.61		2.65		1.85		1.89		3.73		57

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	15

Statements of Assets and Liabilities	December 31, 2024	(Unaudited)

(Amounts in thousands † , except per share amounts)	PCM Fund, Inc.	PIMCO Global StocksPLUS ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Assets:

Investments, at value
Investments in securities	$106,741	$126,288	$577,252
Investments in Affiliates	8,847	18,475	16,586
Financial Derivative Instruments
Exchange-traded or centrally cleared	25	128	311
Over the counter	0	295	533
Cash	198	307	463
Deposits with counterparty	1,858	2,890	6,521
Foreign currency, at value	5	219	191
Receivable for investments sold	1,778	2,274	7,888
Receivable for TBA investments sold	0	41,859	286,665
Interest and/or dividends receivable	772	1,055	2,772
Dividends receivable from Affiliates	28	70	43
Other assets	11	0	0
Total Assets	120,263	193,860	899,225

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$42,239	$16,215	$95,459
Payable for short sales	0	623	6,184
Financial Derivative Instruments
Exchange-traded or centrally cleared	13	582	158
Over the counter	114	353	281
Payable for investments purchased	1,264	5,071	10,892
Payable for investments in Affiliates purchased	31	75	47
Payable for investments purchased on a delayed-delivery basis	372	483	240
Payable for TBA investments purchased	0	80,297	577,740
Payable for unfunded loan commitments	515	814	0
Deposits from counterparty	21	264	454
Distributions payable to common shareholders	972	795	2,370
Accrued management fees	91	99	167
Foreign capital gains tax payable	0	2	5
Total Liabilities	45,632	105,673	693,997

Commitments and Contingent Liabilities ^

Net Assets Applicable to Common Shareholders	$74,631	$88,187	$205,228

Net Assets Applicable to Common Shareholders Consist of:

Par value ^^	$12	$0	$0
Paid in capital in excess of par	108,122	135,243	341,504
Distributable earnings (accumulated loss)	(33,503)	(47,056)	(136,276)

Net Assets Applicable to Common Shareholders	$74,631	$88,187	$205,228

Common Shares Outstanding	12,152	11,521	46,460

Net Asset Value Per Common Share (a)	$6.14	$7.65	$4.42

Cost of investments in securities	$128,824	$149,318	$643,913
Cost of investments in Affiliates	$8,840	$18,455	$16,580
Cost of foreign currency held	$4	$230	$207
Proceeds received on short sales	$0	$631	$6,273
Cost or premiums of financial derivative instruments, net	$1,139	$159	$7,753

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.001 per share), ($0.00001 per share), ($0.00001 per share).
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities	December 31, 2024	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund	PIMCO Dynamic Income Strategy Fund

Assets:

Investments, at value
Investments in securities*	$1,013,121	$8,021,398	$2,332,886	$1,506,090
Investments in Affiliates	106,950	1,159,239	274,041	51,648
Financial Derivative Instruments
Exchange-traded or centrally cleared	91	1,228	404	103
Over the counter	2,793	22,494	9,492	27,358
Cash	1,253	71,422	3,655	0
Deposits with counterparty	9,481	103,264	30,673	5,569
Foreign currency, at value	351	4,087	1,926	3,951
Receivable for investments sold	21,949	174,390	38,885	5,610
Receivable for Fund shares sold	0	1,981	3,160	0
Interest and/or dividends receivable	11,310	88,770	29,150	8,605
Dividends receivable from Affiliates	380	2,873	923	234
Other assets	101	2,199	574	22
Total Assets	1,167,780	9,653,345	2,725,769	1,609,190

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$428,759	$2,839,406	$934,028	$352,203
Financial Derivative Instruments
Exchange-traded or centrally cleared	184	1,459	620	0
Over the counter	706	12,457	1,479	1,614
Payable for investments purchased	34,115	511,804	111,818	21,649
Payable for investments in Affiliates purchased	408	3,087	994	248
Payable for investments purchased on a delayed-delivery basis	291	32,217	1,218	2,164
Payable for unfunded loan commitments	9,416	76,553	20,843	9,198
Deposits from counterparty	6,731	45,489	20,018	27,080
Distributions payable to common shareholders	6,619	77,716	15,809	21,607
Overdraft due to custodian	0	0	0	262
Accrued management fees	1,191	8,287	2,519	1,669
Foreign capital gains tax payable	1	75	31	0
Other liabilities	0	194	0	0
Total Liabilities	488,421	3,608,744	1,109,377	437,694

Commitments and Contingent Liabilities ^

Net Assets Applicable to Common Shareholders	$679,359	$6,044,601	$1,616,392	$1,171,496

Net Assets Applicable to Common Shareholders Consist of:
Par value ^^	$0	$4	$1	$0
Paid in capital in excess of par	870,604	8,129,454	2,335,913	793,133
Distributable earnings (accumulated loss)	(191,245)	(2,084,857)	(719,522)	378,363

Net Assets Applicable to Common Shareholders	$679,359	$6,044,601	$1,616,392	$1,171,496

Common Shares Outstanding	44,304	353,160	123,997	44,707

Net Asset Value Per Common Share (a)	$15.33	$17.12	$13.04	$26.20

Cost of investments in securities	$1,135,205	$9,190,641	$2,714,524	$1,220,969
Cost of investments in Affiliates	$106,903	$1,137,717	$273,881	$51,600
Cost of foreign currency held	$357	$4,592	$2,068	$3,957
Cost or premiums of financial derivative instruments, net	$14,305	$39,693	$30,402	$(1)

* Includes repurchase agreements of:	$0	$166,689	$0	$5,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	17

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands † )	PCM Fund, Inc.	PIMCO Global StocksPLUS ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Investment Income:

Interest, net of foreign taxes*	$6,430	$4,815	$13,635
Dividends	74	348	864
Dividends from Investments in Affiliates	216	493	320
Miscellaneous income	55	79	115
Total Income	6,775	5,735	14,934

Expenses:

Management fees	559	595	1,002
Trustee fees and related expenses	6	7	15
Interest expense	1,436	593	2,957
Miscellaneous expense	2	3	5
Total Expenses	2,003	1,198	3,979

Net Investment Income (Loss)	4,772	4,537	10,955

Net Realized Gain (Loss):

Investments in securities	1,650	(96)	7,500
Investments in Affiliates	3	3	10
Exchange-traded or centrally cleared financial derivative instruments	105	4,084	3,199
Over the counter financial derivative instruments	38	2,704	1,407
Short sales	2	0	0
Foreign currency	0	(14)	(147)

Net Realized Gain (Loss)	1,798	6,681	11,969

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,580)	1,255	(6,457)
Investments in Affiliates	4	12	4
Exchange-traded or centrally cleared financial derivative instruments	298	(1,452)	(2,169)
Over the counter financial derivative instruments	12	(3,740)	74
Foreign currency assets and liabilities	0	19	524

Net Change in Unrealized Appreciation (Depreciation)	(2,266)	(3,906)	(8,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,304	$7,312	$14,900

* Foreign tax withholdings	$0	$7	$19

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund	PIMCO Dynamic Income Strategy Fund

Investment Income:

Interest, net of foreign taxes*	$51,031	$433,823	$68,761	$34,951
Dividends, net of foreign taxes**	952	16,729	7,156	13,171
Dividends from Investments in Affiliates	1,987	17,678	4,462	1,943
Miscellaneous income	643	6,374	1,732	193
Total Income	54,613	474,604	82,111	50,258

Expenses:

Management fees	7,318	49,293	14,991	9,255
Trustee fees and related expenses	48	369	110	76
Interest expense	14,468	91,441	30,776	9,025
Miscellaneous expense	21	150	14	7
Total Expenses	21,855	141,253	45,891	18,363
Waiver and/or Reimbursement by PIMCO	0	0	0	(34)
Net Expenses	21,855	141,253	45,891	18,329

Net Investment Income (Loss)	32,758	333,351	36,220	31,929

Net Realized Gain (Loss):

Investments in securities	12,536	81,091	(7,957)	35,085
Investments in Affiliates	26	29	10	21
Exchange-traded or centrally cleared financial derivative instruments	6,529	46,926	22,551	(820)
Over the counter financial derivative instruments	5,628	57,508	17,536	31,528
Short sales	0	5	0	0
Foreign currency	(720)	(1,930)	(1,097)	(481)

Net Realized Gain (Loss)	23,999	183,629	31,043	65,333

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	609	32,989	84,256	14,686
Investments in Affiliates	23	(58,140)	106	28
Exchange-traded or centrally cleared financial derivative instruments	(5,883)	(44,016)	(21,504)	(1,197)
Over the counter financial derivative instruments	1,189	2,946	357	(7,306)
Foreign currency assets and liabilities	597	7,749	1,889	311

Net Change in Unrealized Appreciation (Depreciation)	(3,465)	(58,472)	65,104	6,522

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,292	$458,508	$132,367	$103,784

* Foreign tax withholdings — Interest	$4	$307	$126	$0

** Foreign tax withholdings — Dividends	$0	$0	$0	$248

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	19

Statements of Changes in Net Assets

	PCM Fund, Inc.		PIMCO Global StocksPLUS ® & Income Fund

(Amounts in thousands † )	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,772	$7,091	$4,537	$7,054
Net realized gain (loss)	1,798	(4,601)	6,681	1,471
Net change in unrealized appreciation (depreciation)	(2,266)	2,982	(3,906)	2,536

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	4,304	5,472	7,312	11,061

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(5,816)	(6,853)	(4,759)	(7,573)
Tax basis return of capital	0	(4,659)	0	(1,873)

Total Distributions to Common Shareholders (a)	(5,816)	(11,512)	(4,759)	(9,446)

Common Share Transactions*:

Issued as reinvestment of distributions	653	1,212	472	880

Net increase (decrease) resulting from common share transactions	653	1,212	472	880

Total increase (decrease) in net assets applicable to common shareholders	(859)	(4,828)	3,025	2,495

Net Assets Applicable to Common Shareholders:

Beginning of period	75,490	80,318	85,162	82,667
End of period	$74,631	$75,490	$88,187	$85,162

* Common Share Transactions:

Shares issued as reinvestment of distributions	87	152	61	123
Net increase (decrease) in common shares outstanding	87	152	61	123

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Strategic Income Fund, Inc.

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$10,955	$17,330
11,969	(7,251)
(8,024)	20,555

14,900	30,634

(14,182)	(19,691)
0	(8,388)

(14,182)	(28,079)

1,912	3,546

1,912	3,546

2,630	6,101

202,598	196,497
$205,228	$202,598

282	656
282	656

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	21

Consolidated Statements of Changes in Net Assets

	PIMCO Access Income Fund		PIMCO Dynamic Income Fund

(Amounts in thousands † )	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$32,758	$59,880	$333,351	$512,673
Net realized gain (loss)	23,999	(21,757)	183,629	(316,618)
Net change in unrealized appreciation (depreciation)	(3,465)	47,978	(58,472)	367,415

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	53,292	86,101	458,508	563,470

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(39,642)	(64,934)	(444,767)	(394,343)
Tax basis return of capital	0	(14,011)	0	(369,848)

Total Distributions to Common Shareholders (a)	(39,642)	(78,945)	(444,767)	(764,191)

Common Share Transactions*:

Net proceeds from at-the-market offering	0	0	673,921	836,643
Issued as reinvestment of distributions	3,074	1,588	53,623	88,912

Net increase (decrease) resulting from common share transactions	3,074	1,588	727,544	925,555

Total increase (decrease) in net assets applicable to common shareholders	16,724	8,744	741,285	724,834

Net Assets Applicable to Common Shareholders:

Beginning of period	662,635	653,891	5,303,316	4,578,482
End of period	$679,359	$662,635	$6,044,601	$5,303,316

* Common Share Transactions:

Shares sold	0	0	35,000	45,079
Shares issued as reinvestment of distributions	198	105	2,909	5,042
Net increase (decrease) in common shares outstanding	198	105	37,909	50,121

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Dynamic Income Opportunities Fund		PIMCO Dynamic Income Strategy Fund

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$36,220	$148,562	$31,929	$32,260
31,043	(118,203)	65,333	182,930
65,104	138,960	6,522	119,431

132,367	169,319	103,784	334,621

(92,338)	(122,934)	(46,933)	(46,493)
0	(50,758)	0	0

(92,338)	(173,692)	(46,933)	(46,493)

98,414	42,968	0	0
12,279	20,539	0	0

110,693	63,507	0	0

150,722	59,134	56,851	288,128

1,465,670	1,406,536	1,114,645	826,517
$1,616,392	$1,465,670	$1,171,496	$1,114,645

7,234	3,299	0	0
941	1,646	0	0
8,175	4,945	0	0

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	23

Statements of Cash Flows

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PCM Fund, Inc.	PIMCO Global Stocksplus ® & Income Fund	PIMCO Strategic Income Fund, Inc.

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$4,304	$7,312	$14,900

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(7,505)	(408,948)	(2,992,294)
Proceeds from sales of long-term securities	18,194	406,668	2,996,420
(Purchases) Proceeds from sales of short-term portfolio investments, net	451	1,861	7,836
(Increase) decrease in deposits with counterparty	841	(424)	(216)
(Increase) decrease in receivable for investments sold	(687)	39,894	(188,850)
(Increase) decrease in interest and/or dividends receivable	165	(28)	114
(Increase) decrease in dividends receivable from Affiliates	5	1	35
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	513	2,793	1,413
Proceeds from (Payments on) over the counter financial derivative instruments	20	2,692	1,406
(Increase) decrease in other assets	(1)	0	0
Increase (decrease) in payable for investments purchased	1,428	(37,845)	187,533
Increase (decrease) in payable for unfunded loan commitments	(460)	(551)	0
Increase (decrease) in deposits from counterparty	21	(4,093)	(1,971)
Increase (decrease) in accrued management fees	3	12	18
Proceeds from (Payments on) short sales transactions, net	2	1	2,244
Proceeds from (Payments on) foreign currency transactions	0	7	(42)
Net Realized (Gain) Loss
Investments in securities	(1,650)	96	(7,500)
Investments in Affiliates	(3)	(3)	(10)
Exchange-traded or centrally cleared financial derivative instruments	(105)	(4,084)	(3,199)
Over the counter financial derivative instruments	(38)	(2,704)	(1,407)
Short sales	(2)	0	0
Foreign currency	0	14	147
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	2,580	(1,255)	6,457
Investments in Affiliates	(4)	(12)	(4)
Exchange-traded or centrally cleared financial derivative instruments	(298)	1,452	2,169
Over the counter financial derivative instruments	(12)	3,740	(74)
Foreign currency assets and liabilities	0	(19)	(524)
Net amortization (accretion) on investments	(555)	(727)	(1,812)

Net Cash Provided by (Used for) Operating Activities	17,207	5,850	22,789

Cash Flows Received from (Used for) Financing Activities:
Increase (decrease) in overdraft due to custodian	(12)	(19)	(270)
Cash distributions paid to common shareholders*	(5,156)	(4,283)	(12,255)
Proceeds from reverse repurchase agreements	137,763	64,441	431,688
Payments on reverse repurchase agreements	(149,603)	(65,493)	(441,334)

Net Cash Received from (Used for) Financing Activities	(17,008)	(5,354)	(22,171)

Net Increase (Decrease) in Cash and Foreign Currency	199	496	618

Cash and Foreign Currency:

Beginning of period	4	30	36
End of period	$203	$526	$654

* Reinvestment of distributions	$653	$472	$1,912

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,708	$765	$3,359
Non-Cash Payment In-Kind	$142	$365	$1,217

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Cash Flows

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Access Income Fund	PIMCO Dynamic Income Fund	PIMCO Dynamic Income Opportunities Fund	PIMCO Dynamic Income Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$53,292	$458,508	$132,367	$103,784

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(96,206)	(1,676,170)	(273,171)	(582,857)
Proceeds from sales of long-term securities	209,706	1,537,651	423,055	358,926
(Purchases) Proceeds from sales of short-term portfolio investments, net	(30,858)	(203,166)	(126,324)	61,203
(Increase) decrease in deposits with counterparty	(1)	6,505	(3,901)	(3,180)
(Increase) decrease in receivable for investments sold	(7,191)	(46,907)	(10,858)	13,295
(Increase) decrease in interest and/or dividends receivable	555	8,245	(1,238)	(579)
(Increase) decrease in dividends receivable from Affiliates	(100)	(665)	(382)	88
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,401	6,808	2,512	(2,053)
Proceeds from (Payments on) over the counter financial derivative instruments	5,494	55,890	17,254	31,527
(Increase) decrease in other assets	1	(4)	(1)	2
Increase (decrease) in payable for investments purchased	(3,068)	225,240	28,770	(7,125)
Increase (decrease) in payable for unfunded loan commitments	(1,282)	(8,497)	(2,178)	3,968
Increase (decrease) in deposits from counterparty	3,340	19,842	(906)	(4,023)
Increase (decrease) in accrued management fees	83	1,168	355	404
Proceeds from (Payments on) short sales transactions, net	0	5	0	0
Proceeds from (Payments on) foreign currency transactions	(311)	2,328	(186)	(242)
Increase (decrease) in foreign capital gains tax payable	0	(8)	(2)	0
Increase (decrease) in other liabilities	0	2	0	0
Net Realized (Gain) Loss
Investments in securities	(12,536)	(81,091)	7,957	(35,085)
Investments in Affiliates	(26)	(29)	(10)	(21)
Exchange-traded or centrally cleared financial derivative instruments	(6,529)	(46,926)	(22,551)	820
Over the counter financial derivative instruments	(5,628)	(57,508)	(17,536)	(31,528)
Short sales	0	(5)	0	0
Foreign currency	720	1,930	1,097	481
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(609)	(32,989)	(84,256)	(14,686)
Investments in Affiliates	(23)	58,140	(106)	(28)
Exchange-traded or centrally cleared financial derivative instruments	5,883	44,016	21,504	1,197
Over the counter financial derivative instruments	(1,189)	(2,946)	(357)	7,306
Foreign currency assets and liabilities	(597)	(7,749)	(1,889)	(311)
Net amortization (accretion) on investments	(8,893)	(75,478)	(17,197)	(5,195)

Net Cash Provided by (Used for) Operating Activities	105,428	186,140	71,822	(103,912)

Cash Flows Received from (Used for) Financing Activities:

Net proceeds from at-the-market offering	0	675,215	96,877	0
Increase (decrease) in overdraft due to custodian	(1,226)	(2,304)	(2,587)	(62)
Cash distributions paid*	(36,538)	(382,602)	(79,018)	(30,391)
Proceeds from reverse repurchase agreements	2,016,930	10,781,557	3,650,415	1,090,901
Payments on reverse repurchase agreements	(2,082,990)	(11,209,810)	(3,732,180)	(952,586)

Net Cash Received from (Used for) Financing Activities	(103,824)	(137,944)	(66,493)	107,862

Net Increase (Decrease) in Cash and Foreign Currency	1,604	48,196	5,329	3,950

Cash and Foreign Currency:

Beginning of period	0	27,313	252	1
End of period	$1,604	$75,509	$5,581	$3,951

* Reinvestment of distributions	$3,074	$53,623	$12,279	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$15,436	$101,824	$33,980	$9,234
Non-Cash Payment In-Kind	$3,808	$28,735	$8,003	$555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO PCM Fund, Inc.

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 21.0%

AL GCX Holdings LLC
7.257% due 05/17/2029 ~	$497	$501

Aspire Bakeries Holdings LLC
8.607% due 12/13/2030 ~	199	202

Cengage Learning, Inc.
7.856% (PRIME + 2.500%) due 03/24/2031 ~	199	200

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	800	802

Databricks, Inc.
TBD% due 12/20/2030 «µ	91	90
TBD% due 12/20/2030 «	409	407

Diamond Sports Group LLC
TBD% due 05/25/2026 «~	132	20

Element Materials Technology Group U.S. Holdings, Inc.
8.079% due 07/06/2029 ~	990	998

Encina Private Credit LLC
TBD% due 11/30/2025 «µ	522	513

Endure Digital, Inc.
8.138% due 02/10/2028 «~	190	155

Envision Healthcare Corp.
11.382% due 07/20/2026 «~	81	81
12.507% due 11/03/2028 ~	1,752	1,778
12.697% due 12/30/2027 ~	190	193

EP Purchaser LLC
9.090% due 11/06/2028 ~	100	101

EPIC Y-Grade Services LP
10.340% (TSFR3M + 5.750%) due 06/29/2029 ~	299	300

First Brands Group LLC
9.847% due 03/30/2027 ~	399	375

Hudson’s Bay Co.
TBD% due 04/03/2026	345	345

Ivanti Software, Inc.
9.121% due 12/01/2027 ~	1,143	938

LABL, Inc.
9.457% due 10/29/2028 ~	398	386

Lealand Finance Co. BV
7.471% due 06/30/2027 ~	27	14
8.472% due 12/31/2027 ~	221	89

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~	557	560

Modena Buyer LLC
8.857% due 07/01/2031 ~	500	486

RealPage, Inc.
7.590% due 04/24/2028 ~	318	318

Softbank Vision Fund II
6.000% due 12/23/2025 «~	539	532

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~	1,978	1,987

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~	2,049	1,924

Veritas U.S., Inc.
TBD% due 12/18/2027	24	25
TBD% due 12/09/2029	73	73

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~	1,025	1,097

Westmoreland Coal Co.
8.000% due 03/15/2029	282	176

Total Loan Participations and Assignments (Cost $15,497)		15,666

CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 2.9%

Armor Holdco, Inc.
8.500% due 11/15/2029	200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BGC Group, Inc.
6.600% due 06/10/2029 (h)	$100	$102

Navient Corp.
5.625% due 01/25/2025	51	51

Uniti Group LP
6.000% due 01/15/2030 (h)	1,065	937
10.500% due 02/15/2028 (h)	807	861

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	991	0

		2,154

INDUSTRIALS 17.3%

Avient Corp.
6.250% due 11/01/2031	100	99

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)	592	622

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)	521	598

Carvana Co. (9.000% Cash or 12.000% PIK)
9.000% due 12/01/2028 (b)	176	180

Chobani LLC
7.625% due 07/01/2029	100	104

CVS Pass-Through Trust
5.880% due 01/10/2028 (h)	455	456

DISH DBS Corp.
5.250% due 12/01/2026	660	601
5.750% due 12/01/2028	400	343

DISH Network Corp.
11.750% due 11/15/2027	800	848

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)	15	3

Fertitta Entertainment LLC
6.750% due 01/15/2030	400	369

GN Bondco LLC
9.500% due 10/15/2031	400	422

JetBlue Airways Corp.
9.875% due 09/20/2031 (h)	400	425

LifePoint Health, Inc.
9.875% due 08/15/2030	100	108
11.000% due 10/15/2030 (h)	500	549

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «	300	183

Olympus Water U.S. Holding Corp.
7.250% due 06/15/2031	200	204

Performance Food Group, Inc.
6.125% due 09/15/2032	100	100

PetSmart, Inc.
7.750% due 02/15/2029	200	194

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	500	487

Rivian Holdings LLC
10.502% due 10/15/2026 •	500	504

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	100	102

Topaz Solar Farms LLC
4.875% due 09/30/2039 (h)	244	228

Transocean Aquila Ltd.
8.000% due 09/30/2028	363	373

Transocean, Inc.
8.250% due 05/15/2029	500	490

U.S. Renal Care, Inc.
10.625% due 06/28/2028 (h)	249	214

Valaris Ltd.
8.375% due 04/30/2030	100	101

Venture Global LNG, Inc.
9.500% due 02/01/2029	200	221
9.875% due 02/01/2032 (h)	300	329

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)	4,180	3,452

		12,909

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.5%

Pacific Gas & Electric Co.
4.300% due 03/15/2045 (h)	$463	$371

Total Corporate Bonds & Notes (Cost $17,081)		15,434

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (b)	700	472

Total Convertible Bonds & Notes (Cost $692)		472

MUNICIPAL BONDS & NOTES 0.2%

PUERTO RICO 0.2%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	259	161

Total Municipal Bonds & Notes (Cost $118)		161

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
4.000% due 06/25/2050 (a)	581	116

Freddie Mac
0.700% due 11/25/2055 ~(a)	5,848	351
1.467% due 05/25/2050 •(a)	1,321	147
2.010% due 11/25/2045 ~(a)	1,027	54
3.500% due 02/25/2041 (a)	1,505	217
4.000% due 07/25/2050 (a)	5,050	1,117
5.000% due 03/15/2040 (a)	124	5
9.833% due 10/25/2029 •(h)	250	270
12.069% due 10/25/2041 •(h)	1,100	1,185
12.233% due 12/25/2027 •	345	355
12.369% due 11/25/2041 •(h)	1,100	1,193

Total U.S. Government Agencies (Cost $4,913)		5,010

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.5%

245 Park Avenue Trust
3.657% due 06/05/2037 ~	1,065	962

Adjustable Rate Mortgage Trust
6.235% due 01/25/2036 ~	45	43

Ashford Hospitality Trust
5.970% due 04/15/2035 •(h)	900	896

Banc of America Alternative Loan Trust
5.224% due 04/25/2037 ~	58	50

Banc of America Funding Trust
2.903% due 12/20/2034 ~	91	64
4.294% due 03/20/2036 ~	31	27
5.806% due 03/25/2037 ~	30	28
7.000% due 10/25/2037	246	170

Banc of America Mortgage Trust
5.772% due 06/25/2035 ~	35	34
6.979% due 06/20/2031 ~	92	92

Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~	1,000	800
7.644% due 10/15/2037 •(h)	900	894

BCAP LLC Trust
5.121% due 07/26/2036 ~	43	36

Bear Stearns ALT-A Trust
4.061% due 05/25/2036 ~	676	616
4.319% due 05/25/2036 ~	22	16
4.550% due 07/25/2035 ~	86	61
4.563% due 08/25/2036 ~	181	85
4.631% due 01/25/2047 ~	20	10
4.787% due 11/25/2036 ~	439	226
4.793% due 04/25/2037 •	360	313
7.125% due 09/25/2034 ~	56	53

Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	21	14

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	23	22

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ	76	71

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CD Mortgage Trust
5.688% due 10/15/2048	$51	$47

Chase Mortgage Finance Trust
6.000% due 03/25/2037	155	82

Citigroup Commercial Mortgage Trust
5.410% due 12/10/2049 ~	30	12

Citigroup Mortgage Loan Trust
5.521% due 10/25/2035 ~	868	757
5.529% due 11/25/2035 ~(h)	1,018	517
6.250% due 11/25/2037 ~	649	268

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.343% due 09/25/2035 ~	56	38

Connecticut Avenue Securities Trust
7.669% due 10/25/2041 •(h)	800	823

Countrywide Alternative Loan Trust
5.003% due 10/25/2037 •(h)	3,340	711
5.013% due 02/25/2037 •	106	88
5.033% due 02/25/2036 •	333	293
5.500% due 03/25/2035	370	153
6.000% due 11/25/2035	158	23
6.000% due 04/25/2036 (h)	2,129	959

Countrywide Home Loan Mortgage Pass-Through Trust
4.417% due 09/20/2036 ~	51	45
4.937% due 09/25/2047 ~	159	144
5.093% due 03/25/2035 •	59	51
6.000% due 05/25/2037	177	77
6.323% due 03/25/2046 •	200	145
6.662% due 02/20/2036 •	2	2

Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	24	24

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036 (h)	834	402
6.396% due 04/25/2036 þ	132	68
6.500% due 05/25/2036	143	60

DBGS Mortgage Trust
0.000% due 10/15/2036 ~(a)	147,870	0

Extended Stay America Trust
8.211% due 07/15/2038 •(h)	793	798

First Horizon Alternative Mortgage Securities Trust
5.988% due 08/25/2035 ~	1	0

GS Mortgage Securities Trust
0.432% due 08/10/2043 ~(a)	1,733	3

GSR Mortgage Loan Trust
4.534% due 03/25/2047 ~	549	331

HarborView Mortgage Loan Trust
4.890% due 01/19/2036 •	362	219

IndyMac INDA Mortgage Loan Trust
4.194% due 06/25/2037 ~	81	64

IndyMac INDX Mortgage Loan Trust
3.458% due 05/25/2036 ~	88	47

JP Morgan Alternative Loan Trust
6.500% due 03/25/2036 (h)	715	392

JP Morgan Chase Commercial Mortgage Securities Trust
0.385% due 02/15/2046 «~(a)	50,664	25
6.015% due 07/05/2033 •(h)	843	759
6.745% due 02/15/2035 •	206	199
8.695% due 02/15/2035 •(h)	741	716
11.052% due 11/15/2038 •(h)	900	863

JP Morgan Mortgage Trust
7.198% due 07/25/2035 ~	6	6

Lehman Mortgage Trust
5.757% due 04/25/2036 ~	138	86
6.000% due 05/25/2037	2	2

MASTR Adjustable Rate Mortgages Trust
6.175% due 11/25/2035 ~	167	74

MASTR Asset Securitization Trust
6.000% due 06/25/2036 •	145	83

Merrill Lynch Mortgage Investors Trust
4.873% due 07/25/2030 •	8	7
5.113% due 11/25/2029 •	29	26
6.129% due 11/25/2035 •	33	32
6.530% due 02/25/2034 ~	2	2
6.971% due 05/25/2033 ~	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
4.250% due 12/25/2066 ~(h)	$1,000	$784
4.435% due 08/25/2061 ~(h)	1,000	829

Morgan Stanley Capital Trust
0.607% due 11/12/2049 ~(a)	84	0
9.045% due 11/15/2034 •	400	384

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2037	136	47
6.885% due 01/25/2035 ~	134	115

Morgan Stanley Re-REMIC Trust
4.706% due 03/26/2037 ~(h)	1,597	1,340

Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060	36	33

Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	1,197	532
8.342% due 03/15/2035 •(h)	263	264
9.590% due 03/15/2035 •(h)	525	528

New Residential Mortgage Loan Trust
3.859% due 11/25/2059 ~(h)	2,900	1,462

Regal Trust
1.723% due 09/29/2031 •	8	8

Residential Accredit Loans, Inc. Trust
5.230% due 01/25/2036 ~	155	113
6.000% due 08/25/2035	96	83
6.000% due 06/25/2036	53	41
6.500% due 09/25/2037	102	82

Residential Asset Securitization Trust
6.000% due 03/25/2037	182	55

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036	80	66

Soho Trust
2.697% due 08/10/2038 ~	450	340

Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~	144	76
4.529% due 01/25/2036 ~	164	91
5.181% due 09/25/2036 ~	13	11

Structured Asset Mortgage Investments Trust
4.873% due 08/25/2036 •(h)	268	218

TBW Mortgage-Backed Trust
6.000% due 07/25/2036	102	36

Verus Securitization Trust
7.818% due 06/25/2069 ~	500	490

WaMu Mortgage Pass-Through Certificates Trust
4.297% due 12/25/2036 ~(h)	141	125
5.353% due 10/25/2045 •(h)	2,383	2,036
5.433% due 06/25/2044 •	142	135

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 (h)	565	479

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(h)	1,042	919

Worldwide Plaza Trust
3.596% due 11/10/2036 ~	2,400	189

Total Non-Agency Mortgage-Backed Securities (Cost $34,169)		28,024

ASSET-BACKED SECURITIES 46.8%

AUTOMOBILE ABS OTHER 0.3%

Flagship Credit Auto Trust
0.000% due 06/15/2029 «(e)	14	228

HOME EQUITY OTHER 38.7%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.548% due 02/25/2035 •(h)	986	974
7.721% due 06/21/2029 •	58	55

Bear Stearns Asset-Backed Securities Trust
5.023% due 04/25/2036 •(h)	1,658	1,608

Citigroup Mortgage Loan Trust
4.773% due 12/25/2036 •(h)	984	535
4.893% due 12/25/2036 •(h)	606	220

Countrywide Asset-Backed Certificates Trust
4.853% due 06/25/2037 •(h)	448	456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.858% due 09/25/2046 •(h)	$4,134	$3,233
4.933% due 05/25/2036 •(h)	6,695	5,610
6.328% due 10/25/2035 •(h)	2,211	1,803

EMC Mortgage Loan Trust
5.503% due 05/25/2040 •	4	14
5.753% due 02/25/2041 •	151	150

GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	15	13

GSAMP Trust
7.078% due 12/25/2034 •(h)	2,156	1,736

Home Equity Mortgage Loan Asset-Backed Trust
4.693% due 04/25/2037 •(h)	3,021	2,027
5.203% due 10/25/2035 •	71	70

HSI Asset Securitization Corp. Trust
4.673% due 04/25/2037 •(h)	2,641	1,344
4.793% due 12/25/2036 •(h)	4,148	1,089

MASTR Asset-Backed Securities Trust
4.673% due 08/25/2036 •(h)	2,370	879

Morgan Stanley ABS Capital, Inc. Trust
4.593% due 10/25/2036 •(h)	7,992	3,474
5.233% due 12/25/2034 •	82	77

People’s Financial Realty Mortgage Securities Trust
4.583% due 09/25/2036 •(h)	5,606	1,041

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ(h)	3,245	1,297

Soundview Home Loan Trust
5.403% due 10/25/2037 •(h)	1,469	1,112

Structured Asset Investment Loan Trust
8.953% due 10/25/2033 •	68	78

		28,895

MANUFACTURING HOUSE ABS OTHER 0.9%

Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~	674	671

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	25	24

		695

MANUFACTURING HOUSE SEQUENTIAL 0.2%

Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	102

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	324	71

		173

WHOLE LOAN COLLATERAL 1.7%

Bear Stearns Asset-Backed Securities Trust
5.287% due 07/25/2036 ~	12	12

Citigroup Mortgage Loan Trust
5.153% due 11/25/2046 •(h)	1,100	916

Lehman XS Trust
6.260% due 11/25/2035 þ	669	296

		1,224

OTHER ABS 5.0%

ABSLT DE 2024 LLC
0.000% due 05/20/2033 «~	1,200	1,210

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ(h)	594	550

Apex Credit CLO Ltd.
0.000% due 10/20/2034 ~	500	291

Crown City CLO
0.000% due 04/20/2035 ~	600	330

MAN GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~	600	359

Marlette Funding Trust
0.000% due 07/16/2029 «(e)	5	8
0.000% due 03/15/2030 «(e)	8	83

National Collegiate Commutation Trust
0.000% due 03/25/2038 •	3,496	665

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO PCM Fund, Inc.	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(e)	$0	$187

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(e)	339	30

		3,713

Total Asset-Backed Securities (Cost $48,744)		34,928

	SHARES
COMMON STOCKS 7.4%

COMMUNICATION SERVICES 2.3%

Clear Channel Outdoor Holdings, Inc. (d)	108,013	148

iHeartMedia, Inc. ‘A’ (d)	25,745	51

iHeartMedia, Inc. ‘B’ «(d)	20,009	36

Syniverse Holdings, Inc. «(g)	422,028	417

Windstream Units «(d)	43,518	1,057

		1,709

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(g)	2,750	17

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(d)(g)	511	2

HEALTH CARE 5.0%

Amsurg Equity «(d)(g)	81,058	3,714

INDUSTRIALS 0.1%

Clover Holdings, Inc. «(d)(g)	1,626	34

	SHARES	MARKET VALUE (000S)

Mcdermott International Ltd. (d)	7,216	$1

Westmoreland Mining Holdings «(d)(g)	9,154	10

Westmoreland Mining LLC «(d)(g)	9,234	32

		77

Total Common Stocks (Cost $6,378)		5,519

WARRANTS 0.5%

COMMUNICATION SERVICES 0.5%

Windstream Holdings II LLC - Exp. 10/25/2059 «	28,626	372

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	357	0

Total Warrants (Cost $372)		372

PREFERRED SECURITIES 0.4%

INDUSTRIALS 0.4%

SVB Financial Trust
0.000% due 11/07/2032 (e)	440	0
11.000% due 11/07/2032	583	291

Total Preferred Securities (Cost $326)		291

REAL ESTATE INVESTMENT TRUSTS 0.8%

REAL ESTATE 0.8%

Uniti Group, Inc.	34,736	191

VICI Properties, Inc.	13,531	395

Total Real Estate Investment Trusts (Cost $256)		586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.363% due 03/06/2025 (e)(f)(k)	$280	$278

Total Short-Term Instruments (Cost $278)		278

Total Investments in Securities (Cost $128,824)		106,741

	SHARES
INVESTMENTS IN AFFILIATES 11.9%

SHORT-TERM INSTRUMENTS 11.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%

PIMCO Short-Term Floating NAV Portfolio III	908,547	8,847

Total Short-Term Instruments (Cost $8,840)		8,847

Total Investments in Affiliates (Cost $8,840)		8,847

Total Investments 154.9% (Cost $137,664)		$115,588

Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $1,139)		(102)

Other Assets and Liabilities, net (54.8)%		(40,855)

Net Assets 100.0%		$74,631

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.
(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$3,387	$3,714	4.98%
Clover Holdings, Inc.	12/09/2024	24	34	0.05
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	6	2	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	416	417	0.56
West Marine	09/12/2023	39	17	0.02
Westmoreland Mining Holdings	12/08/2014	267	10	0.01
Westmoreland Mining LLC	06/30/2023	61	32	0.04

		$4,200	$ 4,226	5.66%

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BNY	5.560%	10/09/2024	04/08/2025		$(3,031)	$(3,073)
BOS	5.000	11/08/2024	02/10/2025		(316)	(318)
BPS	5.170	10/29/2024	01/29/2025		(201)	(203)
	5.690	11/18/2024	05/16/2025		(268)	(269)
	5.710	10/24/2024	04/22/2025		(3,351)	(3,390)
	5.710	11/22/2024	04/22/2025		(4,318)	(4,347)
	5.810	11/18/2024	05/16/2025		(641)	(646)
	6.010	10/24/2024	04/22/2025		(1,545)	(1,564)
BRC	4.700	12/20/2024	TBD	(2)	(793)	(794)
	5.760	12/18/2024	04/21/2025		(1,023)	(1,026)
	5.910	12/20/2024	04/21/2025		(1,860)	(1,864)
	6.370	08/05/2024	02/05/2025		(940)	(965)
BYR	4.960	11/21/2024	02/21/2025		(501)	(504)
	4.960	12/17/2024	03/18/2025		(1,462)	(1,465)
DBL	5.356	12/09/2024	02/07/2025		(223)	(224)
GLM	5.320	09/27/2024	06/24/2025		(538)	(546)
	5.420	09/27/2024	06/24/2025		(609)	(618)
IND	5.250	11/25/2024	04/25/2025		(96)	(97)
	5.260	12/06/2024	03/06/2025		(611)	(613)
	5.310	12/06/2024	03/06/2025		(1,411)	(1,417)
MZF	5.410	12/17/2024	06/11/2025		(4,048)	(4,058)
RTA	5.580	12/18/2024	04/17/2025		(636)	(637)
	5.730	12/24/2024	02/07/2025		(158)	(159)
	5.780	10/08/2024	01/07/2025		(1,766)	(1,792)
SOG	5.030	10/29/2024	01/29/2025		(446)	(450)
	5.610	11/21/2024	05/20/2025		(680)	(684)
TDM	4.500	12/20/2024	TBD	(2)	(18)	(18)
UBS	5.680	09/10/2024	03/10/2025		(4,212)	(4,288)
	5.880	10/08/2024	01/08/2025		(1,154)	(1,170)
	5.980	10/08/2024	01/08/2025		(4,969)	(5,040)

Total Reverse Repurchase Agreements						$(42,239)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BNY	$0	$(3,073)	$0	$(3,073)	$3,639	$566
BOS	0	(318)	0	(318)	352	34
BPS	0	(10,419)	0	(10,419)	13,754	3,335
BRC	0	(4,649)	0	(4,649)	6,201	1,552
BYR	0	(1,969)	0	(1,969)	2,166	197
DBL	0	(224)	0	(224)	264	40
GLM	0	(1,164)	0	(1,164)	1,610	446
IND	0	(2,127)	0	(2,127)	2,677	550
MZF	0	(4,058)	0	(4,058)	5,912	1,854
RTA	0	(2,588)	0	(2,588)	3,329	741
SOG	0	(1,134)	0	(1,134)	1,286	152
TDM	0	(18)	0	(18)	19	1
UBS	0	(10,498)	0	(10,498)	13,674	3,176

Total Borrowings and Other Financing Transactions	$0	$(42,239)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO PCM Fund, Inc.	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(653)	$(2,446)	$(909)	$(4,008)
U.S. Government Agencies	0	0	0	(194)	(194)
Non-Agency Mortgage-Backed Securities	0	(1,147)	(3,219)	(10,659)	(15,025)
Asset-Backed Securities	0	(6,855)	(4,288)	(11,869)	(23,012)

Total Borrowings	$0	$(8,655)	$(9,953)	$(23,631)	$(42,239)

Payable for reverse repurchase agreements					$(42,239)

(h)	Securities with an aggregate market value of $54,173 and cash of $730 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(45,726) at a weighted average interest rate of 6.115%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1	$(239)	$5	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	1	(240)	5	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(480)	9	0	0
3-Month SOFR Active Contract March Futures	06/2025	2	(479)	10	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	5	0	0

Total Futures Contracts				$38	$0	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.350%	Annual	01/17/2025	$1,900	$0	$56	$56	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	300	0	14	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	1,900	(4)	(106)	(110)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	140	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,900	45	(100)	(55)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,000	(6)	(194)	(200)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/19/2029	7,800	(32)	60	28	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/17/2030	10,300	8	185	193	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	54	23	77	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2038	5,200	13	762	775	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	37	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	400	0	169	169	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	285	281	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	400	(2)	170	168	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	1,300	(1)	602	601	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	1,211	2,205	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	367	1,041	3	0

Total Swap Agreements						$1,732	$3,552	$5,284	$25	$(13)

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$25	$25	$0	$0	$(13)	$(13)

Cash of $1,128 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.
(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (3)
									Asset	Liability
GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$	1,456	$(290)	$182	$0	$(108)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		386	(303)	297	0	(6)

Total Swap Agreements							$(593)	$479	$0	$(114)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (4)
GST	$0	$0	$0	$0	$0	$0	$(114)	$(114)	$(114)	$278	$164

(k)
Securities with an aggregate market value of $278 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO PCM Fund, Inc.	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$25	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$13	$13

Over the counter
Swap Agreements	$0	$114	$0	$0	$0	$114

	$0	$114	$0	$0	$13	$127

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	0	0	0	78	78

	$0	$0	$0	$0	$105	$105

Over the counter
Swap Agreements	$0	$38	$0	$0	$0	$38

	$0	$38	$0	$0	$105	$143

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(34)	$(34)
Swap Agreements	0	0	0	0	332	332

	$0	$0	$0	$0	$298	$298

Over the counter
Swap Agreements	$0	$12	$0	$0	$0	$12

	$0	$12	$0	$0	$298	$310

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$345	$11,624	$3,697	$15,666
Corporate Bonds & Notes
Banking & Finance	0	2,154	0	2,154
Industrials	0	9,274	3,635	12,909
Utilities	0	371	0	371
Convertible Bonds & Notes
Industrials	0	472	0	472
Municipal Bonds & Notes
Puerto Rico	0	161	0	161
U.S. Government Agencies	0	5,010	0	5,010
Non-Agency Mortgage-Backed Securities	0	27,999	25	28,024
Asset-Backed Securities
Automobile ABS Other	0	0	228	228

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Home Equity Other	$0	$28,895	$0	$28,895
Manufacturing House ABS Other	0	695	0	695
Manufacturing House Sequential	0	173	0	173
Whole Loan Collateral	0	1,224	0	1,224
Other ABS	0	2,195	1,518	3,713
Common Stocks
Communication Services	199	0	1,510	1,709
Consumer Discretionary	0	0	17	17
Financials	0	0	2	2
Health Care	0	0	3,714	3,714
Industrials	1	0	76	77
Warrants
Communication Services	0	0	372	372

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Preferred Securities
Industrials	$0	$291	$0	$291
Real Estate Investment Trusts
Real Estate	586	0	0	586
Short-Term Instruments
U.S. Treasury Bills	0	278	0	278

	$1,131	$90,816	$14,794	$106,741

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,847	$0	$0	$8,847

Total Investments	$9,978	$90,816	$14,794	$115,588

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$25	$0	$25

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13)	0	(13)
Over the counter	0	0	(114)	(114)

	$0	$(13)	$(114)	$(127)

Total Financial Derivative Instruments	$0	$12	$(114)	$(102)

Totals	$9,978	$90,828	$14,680	$115,486

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$4,920	$700	$(197)	$(1)	$0	$33	$20	$(1,778)	$3,697	$1
Corporate Bonds & Notes
Banking & Finance	134	0	(185)	0	10	41	0	0	0	(113)
Industrials	3,804	0	0	(4)	0	(348)	183	0	3,635	(348)
Non-Agency Mortgage-Backed Securities	1,173	0	(118)	7	14	68	0	(1,119)	25	23
Asset-Backed Securities
Automobile ABS Other	748	0	(97)	0	(251)	(172)	0	0	228	(443)
Home Equity Other	475	0	(113)	2	12	11	0	(387)	0	0
Whole Loan Collateral	14	0	(3)	0	1	0	0	(12)	0	0
Other ABS	611	1,210	(67)	3	8	(247)	0	0	1,518	(240)
Common Stocks
Communication Services (3)	1,128	25	0	0	0	357	0	0	1,510	358
Consumer Discretionary (4)	1,800	0	(1,825)	0	1,400	(1,358)	0	0	17	0
Energy	173	0	(187)	0	138	(124)	0	0	0	0
Financials	0	6	0	0	0	(4)	0	0	2	(4)
Health Care	4,013	0	0	0	0	(299)	0	0	3,714	(299)
Industrials	60	24	0	0	0	(8)	0	0	76	(8)
Warrants
Communication Services	0	372	0	0	0	0	0	0	372	0
Preferred Securities
Industrials	0	0	0	0	(604)	604	0	0	0	0

	$19,053	$2,337	$(2,792)	$7	$728	$(1,446)	$203	$(3,296)	$14,794	$(1,073)

Financial Derivative Instruments - Liabilities
Over the counter	$(144)	$118	$(24)	$0	$31	$(95)	$0	$0	$(114)	$23

Totals	$18,909	$2,455	$(2,816)	$7	$759	$(1,541)	$203	$(3,296)	$14,680	$(1,050)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$81	Comparable Companies	EBITDA Multiple	X	13.750	—
	2,944	Discounted Cash Flow	Discount Rate		7.630-25.430	15.044
	20	Expected Recovery	Recovery Rate		15.419	—
	155	Indicative Market Quotation	Broker Quote		82.000	—
	90	Other Valuation Techniques (5)	—		—	—
	407	Recent Transaction	Purchase Price		99.500	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO PCM Fund, Inc.	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Corporate Bonds & Notes
Industrials	$3,452	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	1.000/9.750	—
	183	Indicative Market Quotation	Broker Quote		61.000	—
Non-Agency Mortgage-Backed Securities	25	Discounted Cash Flow	Discount Rate		10.000	—
Asset-Backed Securities
Automobile ABS Other	228	Discounted Cash Flow	Discount Rate		16.000	—
Other ABS	308	Discounted Cash Flow	Discount Rate		12.000-13.000	12.608
	1,210	Recent Transaction	Purchase Price		100.850	—
Common Stocks
Communication Services	1,057	Comparable Companies	EBITDA Multiple	X	4.640	—
	417	Discounted Cash Flow	Discount Rate		12.280	—
	36	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Consumer Discretionary	17	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue Multiple	%/X	20.750/0.500	—
Financials	2	Other Valuation Techniques (5)	—		—	—
Health Care	3,714	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	42	Indicative Market Quotation	Broker Quote		$1.130-3.500	2.927
	34	Other Valuation Techniques (5)	—		—	—
Warrants
Communication Services	372	Recent Transaction	Purchase Price		$13.000	—

Financial Derivative Instruments - Liabilities
Loan Participations and Assignments	(114)	Indicative Market Quotation	Broker Quote		$92.500-98.500	92.818

Total	$14,680

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 22.7%

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$500	$498

Altice France SA
10.147% due 08/15/2028 ~		398	321

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		106	106
8.428% due 11/01/2031 ~		800	810

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		1,300	1,303

Databricks, Inc.
TBD% due 12/20/2030 «µ		36	36
TBD% due 12/20/2030 «		164	163

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		133	20

Endure Digital, Inc.
8.138% due 02/10/2028 «~		199	164

Envision Healthcare Corp.
11.382% due 07/20/2026 «~		226	226
12.507% due 11/03/2028 ~		1,961	1,990

Forward Air Corp.
9.085% due 12/19/2030 ~		400	402

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		825	839

Hudson’s Bay Co.
TBD% due 04/03/2026		14	13

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		730	599

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		7	4
8.472% due 12/31/2027 ~		72	29

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		197	170

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	1,000	1,242

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	400	271

Promotora de Informaciones SA
8.189% (EUR006M + 5.000%) due 06/30/2026 «~		1,800	1,864

Softbank Vision Fund II
6.000% due 12/23/2025 «~		$606	598

Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 ~	EUR	2,848	937

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$2,050	2,059

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	1,000	1,026
TBD% due 12/04/2031 ~		$200	198

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		1,576	1,480

Unicorn Bay
13.000% due 12/31/2026 «	HKD	7,789	1,004

Vantive Health LLC
TBD% due 07/23/2029 «µ		$31	30
TBD% due 07/23/2031 «		169	167

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		1,086	1,163

Westmoreland Coal Co.
8.000% due 03/15/2029		404	252

Total Loan Participations and Assignments (Cost $21,460)			19,984

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 32.4%

BANKING & FINANCE 7.6%

Adler Financing SARL
12.500% due 12/31/2028	EUR	658	$705

ADLER Real Estate GmbH
3.000% due 04/27/2026		1,300	1,289

Ambac Assurance Corp.
5.100% due 12/31/2099 (g)		$13	17

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)		200	203

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	120	125

CI Financial Corp.
7.500% due 05/30/2029		$900	943

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (b)	EUR	147	62

Credit Suisse AG AT1 Claim		$200	25

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		400	390

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		250	227

Integrity Re Ltd.
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		100	92

Intesa Sanpaolo SpA
7.200% due 11/28/2033		500	541

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	63	65

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		$250	245

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	967	341

Uniti Group LP
6.000% due 01/15/2030 (i)		$1,127	991
10.500% due 02/15/2028 (i)		440	470

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		1,216	0

			6,731

INDUSTRIALS 20.5%

Altice France Holding SA
8.000% due 05/15/2027	EUR	200	56
10.500% due 05/15/2027		$600	178

Altice France SA
4.125% due 01/15/2029	EUR	100	79
5.125% due 01/15/2029		$200	152
5.125% due 07/15/2029		1,125	844
5.500% due 01/15/2028		200	148

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		268	281

DISH DBS Corp.
5.250% due 12/01/2026		2,000	1,822
5.750% due 12/01/2028		100	86

Ecopetrol SA
7.750% due 02/01/2032		900	874
8.375% due 01/19/2036		30	29

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		15	2

Flora Food Management BV
6.875% due 07/02/2029	EUR	300	325

GN Bondco LLC
9.500% due 10/15/2031		$200	211

Hertz Corp.
12.625% due 07/15/2029		300	320

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (i)		1,025	948

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JetBlue Airways Corp.
9.875% due 09/20/2031 (i)		$1,134	$1,206

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		300	183

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (i)		1,000	941

Noble Finance LLC
8.000% due 04/15/2030		400	404

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		100	87
6.840% due 01/23/2030		200	183
8.750% due 06/02/2029		306	307

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (i)		400	389

Rivian Holdings LLC
10.502% due 10/15/2026 •		200	201

Thames Water Utilities Finance PLC
2.375% due 04/22/2040	GBP	100	92
9.750% due 04/30/2028 «		29	34

Topaz Solar Farms LLC
4.875% due 09/30/2039		$133	124

U.S. Renal Care, Inc.
10.625% due 06/28/2028 (i)		756	649

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	20,000	1,148

Venture Global LNG, Inc.
9.500% due 02/01/2029		$296	327
9.875% due 02/01/2032		200	220

Viridien
8.750% due 04/01/2027 (i)		1,187	1,168

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		4,431	3,659

Yinson Boronia Production BV
8.947% due 07/31/2042		400	418

			18,095

UTILITIES 4.3%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		450	438

FORESEA Holding SA
7.500% due 06/15/2030		239	231

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		1,470	1,324

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		2,313	257

Pacific Gas & Electric Co.
4.300% due 03/15/2045 (i)		827	663

Peru LNG SRL
5.375% due 03/22/2030		917	845

			3,758

Total Corporate Bonds & Notes (Cost $32,627)			28,584

CONVERTIBLE BONDS & NOTES 0.6%

BANKING & FINANCE 0.0%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (b)	EUR	24	10

INDUSTRIALS 0.6%

DISH Network Corp.
3.375% due 08/15/2026		$600	503

Total Convertible Bonds & Notes (Cost $627)			513

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.5%

ARIZONA 0.5%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	$450	$459

WEST VIRGINIA 1.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	8,800	820

Total Municipal Bonds & Notes (Cost $1,554)		1,279

U.S. GOVERNMENT AGENCIES 48.8%

Fannie Mae
0.000% due 06/25/2044 •	224	129
1.317% due 11/25/2049 •(a)	96	11
1.367% due 03/25/2037 •(a)	92	7
1.467% due 11/25/2039 •(a)	89	7
1.617% due 01/25/2038 •(a)	137	11
1.697% due 03/25/2037 •(a)	104	8
1.717% due 12/25/2037 •(a)	130	9
1.727% due 06/25/2037 •(a)	51	3
1.767% due 04/25/2037 •(a)	269	26
1.917% due 11/25/2035 •(a)	11	0
2.117% due 11/25/2036 •(a)	494	52
2.517% due 02/25/2037 •(a)	92	10
3.000% due 04/25/2050 (a)	10,423	1,586
7.611% due 12/25/2042 ~	23	23

Freddie Mac
0.700% due 11/25/2055 ~(a)	5,316	320
1.467% due 05/25/2050 •(a)	911	101
1.728% due 03/15/2037 •(a)	234	20
1.858% due 09/15/2036 •(a)	128	11
1.868% due 09/15/2036 •(a)	267	25
9.833% due 10/25/2029 •(i)	250	270
12.069% due 10/25/2041 •(i)	1,200	1,293

Ginnie Mae
1.615% due 12/20/2048 •(a)	722	61

Ginnie Mae, TBA
3.500% due 01/01/2055	3,300	2,950
4.500% due 02/01/2055	2,200	2,079

Uniform Mortgage-Backed Security
3.500% due 03/01/2048 - 04/01/2048	323	290

Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2055	150	122
3.000% due 02/01/2055	1,250	1,062
3.500% due 02/01/2055	8,100	7,164
4.000% due 03/01/2055	1,650	1,509
4.500% due 02/01/2055	1,200	1,128
5.000% due 01/01/2055	2,400	2,317
5.500% due 02/01/2055	5,500	5,424
6.000% due 02/01/2055	6,700	6,726
6.500% due 02/01/2055	7,700	7,853
7.000% due 01/01/2055	400	415

Total U.S. Government Agencies (Cost $43,321)		43,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •(i)	600	584

Banc of America Funding Trust
2.372% due 03/20/2036 ~	72	68
2.903% due 12/20/2034 ~	91	64
5.846% due 01/25/2037 ~	82	74

Banc of America Mortgage Trust
6.000% due 07/25/2046	1	1

Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 07/25/2036 ~	70	59

Bear Stearns ALT-A Trust
3.161% due 04/25/2035 ~	73	57
5.031% due 11/25/2035 ~	49	37
5.151% due 09/25/2035 ~	57	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
8.861% due 03/25/2036 •(i)	$1,631	$483

Bear Stearns Commercial Mortgage Securities Trust
4.817% due 02/11/2041 ~	119	119

Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	122	95
5.514% due 01/26/2036 ~	210	152

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ	76	71

CD Mortgage Trust
5.688% due 10/15/2048	55	51

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.753% due 08/25/2035 •	22	21
5.133% due 10/25/2034 •	1	1

Citigroup Commercial Mortgage Trust
5.410% due 12/10/2049 ~(i)	40	16

Citigroup Mortgage Loan Trust
5.529% due 11/25/2035 ~(i)	970	492
6.524% due 03/25/2037 ~	47	47

Connecticut Avenue Securities Trust
7.669% due 10/25/2041 •(i)	900	926

Countrywide Alternative Loan Trust
2.697% due 07/25/2036 •(a)	707	101
4.160% due 10/25/2035 ~	67	54
4.674% due 02/25/2037 ~	53	46
4.803% due 05/25/2036 •(i)	1,158	306
4.933% due 12/25/2046 •	31	19
5.113% due 10/25/2035 •	406	267
5.500% due 08/25/2034	156	152
5.500% due 02/25/2036	11	7
6.250% due 09/25/2034	23	23
6.500% due 08/25/2036 (i)	1,976	607
7.554% due 07/25/2035 •(i)	346	292

Countrywide Home Loan Mortgage Pass-Through Trust
3.803% due 03/25/2037 ~	205	165
4.500% due 10/20/2035 ~	8	7
4.845% due 10/20/2035 ~	57	54
4.933% due 03/25/2036 •	92	85
5.190% due 10/20/2035 ~	19	18
5.233% due 02/25/2035 •	42	38
5.500% due 08/25/2035	11	6

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	78	67

Extended Stay America Trust
8.211% due 07/15/2038 •(i)	881	887

First Horizon Alternative Mortgage Securities Trust
5.679% due 11/25/2036 ~	121	84

First Horizon Mortgage Pass-Through Trust
5.191% due 01/25/2037 ~	167	88

GSR Mortgage Loan Trust
4.354% due 04/25/2035 ~	53	50

HarborView Mortgage Loan Trust
2.916% due 11/19/2034 ~	31	24
5.081% due 04/19/2034 •	3	2
6.027% due 08/19/2036 ~	1	1
7.598% due 02/25/2036 ~	15	4

HSI Asset Loan Obligation Trust
5.873% due 01/25/2037 ~	92	59

ILPT Commercial Mortgage Trust
8.589% due 10/15/2039 •	600	595

IndyMac INDX Mortgage Loan Trust
3.315% due 06/25/2037 ~	248	218
4.993% due 06/25/2037 •	404	491
5.013% due 03/25/2035 •	2	2

JP Morgan Mortgage Trust
5.500% due 01/25/2036	25	11
6.292% due 04/25/2037 ~	142	74

MASTR Adjustable Rate Mortgages Trust
4.476% due 10/25/2034 ~	51	46
6.175% due 11/25/2035 ~	238	105

Merrill Lynch Alternative Note Asset Trust
4.593% due 01/25/2037 •	598	171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.993% due 07/25/2036 •		$154	$51

RBSSP Resecuritization Trust
5.000% due 09/26/2036 ~		768	586

Residential Accredit Loans, Inc. Trust
5.100% due 12/26/2034 ~		52	47
5.230% due 01/25/2036 ~		319	231
6.000% due 09/25/2035		255	83
6.000% due 08/25/2036		89	73

Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~		144	76
4.529% due 01/25/2036 ~		183	101
4.618% due 09/25/2035 ~		29	17
4.675% due 09/25/2036 ~		112	77
6.225% due 05/25/2035 •(i)		652	499

Structured Asset Mortgage Investments Trust
4.913% due 02/25/2036 •(i)		134	106
5.013% due 02/25/2036 •		87	72

SunTrust Adjustable Rate Mortgage Loan Trust
6.782% due 01/25/2037 ~		24	15

WaMu Mortgage Pass-Through Certificates Trust
4.297% due 12/25/2036 ~(i)		157	140
5.020% due 07/25/2037 ~		42	37

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(i)		1,065	940

Total Non-Agency Mortgage-Backed Securities (Cost $14,136)			11,828

ASSET-BACKED SECURITIES 5.7%

HOME EQUITY OTHER 0.3%

Carrington Mortgage Loan Trust
4.603% due 08/25/2036 •		26	25

Citigroup Mortgage Loan Trust
4.773% due 01/25/2037 •		118	38

Countrywide Asset-Backed Certificates Trust
5.553% due 09/25/2034 •		26	24

Morgan Stanley ABS Capital, Inc. Trust
4.513% due 05/25/2037 •		57	51

Soundview Home Loan Trust
4.573% due 11/25/2036 •		149	41

Washington Mutual Asset-Backed Certificates Trust
3.952% due 10/25/2036 •		75	26

			205

MANUFACTURING HOUSE SEQUENTIAL 0.2%

Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		1,421	122

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		364	80

			202

WHOLE LOAN COLLATERAL 0.2%

Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036		517	161

Lehman XS Trust
4.253% due 05/25/2037 þ		16	15

			176

OTHER ABS 5.0%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	250	74

Avoca CLO DAC
0.000% due 07/15/2032 ~		1,000	746

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		$34,966	87

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		1,700	143

Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	900	190
0.000% due 01/25/2032 ~		300	87

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle U.S. CLO Ltd.
0.000% due 10/15/2031 ~		$600	$163

Marlette Funding Trust
0.000% due 12/15/2028 «(f)		2	1
0.000% due 04/16/2029 «(f)		2	0
0.000% due 07/16/2029 «(f)		2	4

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		1	272
0.000% due 10/15/2048 «(f)		2	398
0.000% due 02/16/2055 «(f)		0	186

South Coast Funding Ltd.
0.454% due 01/06/2041 •(i)		11,064	1,998
0.454% due 01/06/2041 •		393	71

			4,420

Total Asset-Backed Securities (Cost $18,141)			5,003

SOVEREIGN ISSUES 5.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		492	358
1.000% due 07/09/2029		97	79
3.500% due 07/09/2041 þ(i)		905	567
4.125% due 07/09/2035 þ		563	362
5.000% due 01/09/2038 þ(i)		1,597	1,120

El Salvador Government International Bond
9.650% due 11/21/2054		200	211

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	73	75
3.900% due 01/30/2033		162	178
4.000% due 01/30/2037		127	140
4.200% due 01/30/2042		159	175
Romania Government International Bond
5.250% due 05/30/2032		800	809

Russia Government International Bond
5.625% due 04/04/2042		$200	137

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	24,200	677
50.485% (BISTREFI) due 05/17/2028 ~		4,400	123

Ukraine Government International Bond
1.000% due 01/27/2032 «	EUR	89	31

Venezuela Government International Bond
6.000% due 06/30/2049 ^		$50	6
9.250% due 09/15/2027 ^(c)		62	10

Total Sovereign Issues (Cost $4,591)			5,058

		SHARES
COMMON STOCKS 8.9%

COMMUNICATION SERVICES 2.3%

Clear Channel Outdoor Holdings, Inc. (d)		97,913	134

iHeartMedia, Inc. ‘A’ (d)		22,927	46

iHeartMedia, Inc. ‘B’ «(d)		17,837	32

Oi SA (d)		725,410	157

	SHARES	MARKET VALUE (000S)

Syniverse Holdings, Inc. «(h)	392,534	$388

Windstream Units «(d)	52,536	1,276

		2,033

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(h)	4,155,239	0

FINANCIALS 2.3%

Banca Monte dei Paschi di Siena SpA	123,500	871

Intelsat Emergence SA «(h)	34,354	1,134

MNEQ Holdings, Inc. «(d)(h)	508	2

		2,007

HEALTH CARE 3.7%

Amsurg Equity «(d)(h)	71,417	3,272

INDUSTRIALS 0.6%

Drillco Holding Lux SA «(h)	5,770	145

Forsea Holding SA «	13,432	338

Sierra Hamilton Holder LLC «(d)(h)	100,456	0

Westmoreland Mining Holdings «(d)(h)	13,114	15

Westmoreland Mining LLC «(d)(h)	13,229	46

		544

Total Common Stocks (Cost $8,637)		7,856

WARRANTS 0.5%

COMMUNICATION SERVICES 0.5%

Windstream Holdings II LLC - Exp. 10/25/2059 «	34,558	449

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	236	1

Total Warrants (Cost $1,212)		450

PREFERRED SECURITIES 2.0%

BANKING & FINANCE 1.7%

ADLER Group SA «(d)	173,624	0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~(i)	1,000,000	708

OCP CLO Ltd.
0.000% due 04/26/2036 «~	1,400	750

		1,458

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (f)	440	$0
11.000% due 11/07/2032	579	289

		289

Total Preferred Securities (Cost $2,021)		1,747

REAL ESTATE INVESTMENT TRUSTS 0.2%

REAL ESTATE 0.2%

Uniti Group, Inc.	32,667	180

Total Real Estate Investment Trusts (Cost $207)		180

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

U.S. TREASURY BILLS 0.9%
4.465% due 01/30/2025 - 03/06/2025 (e)(f)(l)	$788	784

Total Short-Term Instruments (Cost $784)		784

Total Investments in Securities (Cost $149,318)		126,288

	SHARES
INVESTMENTS IN AFFILIATES 20.9%

SHORT-TERM INSTRUMENTS 20.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%

PIMCO Short-Term Floating NAV Portfolio III	1,897,377	18,475

Total Short-Term Instruments (Cost $18,455)		18,475

Total Investments in Affiliates (Cost $18,455)		18,475

Total Investments 164.2% (Cost $167,773)		$144,763

Financial Derivative Instruments (j)(k) (0.6)% (Cost or Premiums, net $159)		(512)

Other Assets and Liabilities, net (63.6)%		(56,064)

Net Assets 100.0%		$88,187

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$2,984	$3,272	3.71%
Drillco Holding Lux SA	06/08/2023	116	145	0.16
Intelsat Emergence SA	06/19/2017 - 03/01/2024	2,403	1,134	1.29
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	5	2	0.00
Sierra Hamilton Holder LLC	07/31/2017	25	0	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	387	388	0.44
Westmoreland Mining Holdings	12/08/2014 - 08/05/2016	367	15	0.02
Westmoreland Mining LLC	06/30/2023	88	46	0.05

		$6,375	$5,002	5.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i) REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	5.040%	12/10/2024	03/10/2025		$	(817)	$(819)
	5.170	10/29/2024	01/29/2025			(464)	(468)
	5.210	10/03/2024	01/06/2025			(143)	(145)
	5.690	11/18/2024	05/16/2025			(198)	(200)
	5.710	10/24/2024	04/22/2025			(275)	(278)
	5.810	11/18/2024	05/16/2025			(839)	(846)
	6.010	10/24/2024	04/22/2025			(840)	(850)
BRC	4.700	12/20/2024	TBD	(2)		(839)	(840)
	5.710	12/20/2024	04/21/2025			(12)	(12)
	6.000	08/26/2024	02/26/2025			(245)	(250)
DBL	6.006	12/09/2024	02/07/2025			(1,535)	(1,542)
DEU	4.650	12/20/2024	TBD	(2)		(1,394)	(1,396)
GLM	5.220	09/27/2024	06/24/2025			(1,622)	(1,645)
IND	5.220	11/08/2024	02/10/2025			(422)	(425)
	5.270	11/08/2024	02/10/2025			(595)	(600)
JML	4.750	12/20/2024	01/31/2025			(2,007)	(2,010)
RTA	5.580	12/18/2024	04/17/2025			(706)	(708)
	5.730	12/24/2024	02/07/2025			(481)	(482)
SOG	4.600	12/20/2024	TBD	(2)		(77)	(77)
TDM	4.650	12/20/2024	TBD	(2)		(876)	(878)
	4.780	12/18/2024	02/14/2025			(662)	(663)
UBS	5.170	10/02/2024	01/03/2025			(551)	(558)
	5.200	11/14/2024	01/08/2025			(519)	(523)

Total Reverse Repurchase Agreements							$(16,215)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$800	$(631)	$(623)

Total Short Sales (0.7)%				$(631)	$(623)

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(3,606)	$0	$(3,606)	$4,685	$1,079
BRC	0	(1,102)	0	(1,102)	1,335	233
CIB	0	0	0	0	(10)	(10)
DBL	0	(1,542)	0	(1,542)	1,998	456
DEU	0	(1,396)	0	(1,396)	1,594	198
GLM	0	(1,645)	0	(1,645)	1,778	133
IND	0	(1,025)	0	(1,025)	1,524	499
JML	0	(2,010)	0	(2,010)	2,174	164
RTA	0	(1,190)	0	(1,190)	1,535	345
SOG	0	(77)	0	(77)	87	10
TDM	0	(1,541)	0	(1,541)	1,603	62
UBS	0	(1,081)	0	(1,081)	1,299	218

Total Borrowings and Other Financing Transactions	$0	$(16,215)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,136)	$(1,964)	$(3,191)	$(6,291)
Non-Agency Mortgage-Backed Securities	0	0	(1,275)	(4,539)	(5,814)
Asset-Backed Securities	0	0	(1,542)	0	(1,542)
Sovereign Issues	0	0	(2,010)	0	(2,010)
Preferred Securities	0	(558)	0	0	(558)

Total Borrowings	$0	$(1,694)	$(6,791)	$(7,730)	$(16,215)

Payable for reverse repurchase agreements					$(16,215)

(i)	Securities with an aggregate market value of $19,833 and cash of $22 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(16,610) at a weighted average interest rate of 5.742%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE E-Mini S&P 500	5,670.000	01/17/2025	141	$7	$281	$87

Total Purchased Options					$281	$87

WRITTEN OPTIONS:
OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOE E-Mini S&P 500	5,970.000	01/17/2025	141	$7	$(752)	$(370)

Total Written Options					$(752)	$(370)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index March Futures	03/2025	148	$43,925	$(1,516)	$0	$(170)
U.S. Treasury 10-Year Note March Futures	03/2025	1	109	(1)	0	(1)

				$(1,517)	$0	$(171)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1	$(239)	$5	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	1	(240)	5	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(480)	9	0	0
3-Month SOFR Active Contract March Futures	06/2025	2	(479)	11	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	5	0	0

				$39	$0	$0

Total Futures Contracts				$(1,478)	$0	$(171)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,600	$29	$(39)	$(10)	$5	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		600	123	310	433	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	1,900	0	56	56	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		300	0	14	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/15/2027		26,000	(151)	134	(17)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		1,250	(12)	142	130	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		340	(36)	(2)	(38)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,200	(23)	46	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		600	(5)	76	71	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		4,400	(56)	521	465	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		500	0	52	52	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		400	(12)	83	71	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		2,229	(174)	(280)	(454)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		220	(9)	(27)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		40	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,900	93	30	123	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,500	21	(86)	(65)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,450	(73)	(6)	(79)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2048		1,900	(5)	(380)	(385)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		5,400	468	1,848	2,316	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,000	713	1,606	2,319	6	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		1,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		500	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		500	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		1,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		300	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		800	0	(8)	(8)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	6,100	6	(445)	(439)	10	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,300	(18)	191	173	0	(3)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		3,000	(132)	467	335	0	(5)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		800	72	56	128	0	(2)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		2,700	11	541	552	0	(9)

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	0.250%	Annual	03/18/2050	EUR	400	$48	$(209)	$(161)	$1	$0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		1,000	171	(515)	(344)	3	0
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,600	11	73	84	0	(2)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	1,000	35	(2)	33	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		600	7	(28)	(21)	0	0

Total Swap Agreements							$1,102	$4,199	$5,301	$41	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$87	$0	$41	$128	$(370)	$(171)	$(41)	$(582)

Cash of $2,868 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025		$34	JPY	5,253	$0	$(1)
	02/2025	HKD	4,147		$534	0	(1)

BPS	01/2025	CAD	220		157	4	0
	01/2025	EUR	414		437	7	0
	01/2025		$59	EUR	57	0	0

BRC	01/2025	EUR	124		$131	2	0
	01/2025	JPY	32,500		217	10	0
	01/2025	TRY	1,921		50	0	(4)
	01/2025		$188	CAD	270	0	0
	01/2025		124	EUR	119	0	(1)
	01/2025		1,515	TRY	55,870	37	0
	02/2025		513		19,417	11	0
	03/2025	TRY	25,807		$673	0	(7)
	03/2025		$38	TRY	1,466	1	0

CBK	01/2025	AUD	144		$92	3	0
	01/2025	GBP	121		153	2	0

FAR	01/2025		$65	AUD	100	0	(3)

JPM	01/2025	TRY	806		$22	0	0
	01/2025		$29	JPY	4,328	0	(1)
	01/2025		22	TRY	798	0	0
	02/2025		28		1,136	3	0
	05/2025		141		6,202	15	0

MBC	01/2025	CHF	18		$21	1	0
	01/2025	EUR	9,683		10,202	167	0
	01/2025	GBP	34		43	1	0
	01/2025		$436	EUR	413	0	(8)
	02/2025	HKD	3,617		$466	0	0

MYI	02/2025		$15	TRY	558	0	0

SCX	01/2025	EUR	116		$122	2	0
	01/2025		$85	EUR	82	0	0

TOR	01/2025		55	JPY	8,297	0	(2)

UAG	02/2025		11	TRY	449	1	0

Total Forward Foreign Currency Contracts						$267	$(28)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION
(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$	84	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.068%	$	400	$0	$28	$28	$0

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056		100	(20)	10	0	(10)

								$(20)	$38	$28	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$	647	$(129)	$81	$0	$(48)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		412	(323)	316	0	(7)

							$(452)	$397	$0	$(55)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	NDDUEAFE Index	145	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	$	1,172	$0	$(5)	$0	$(5)

GST	Receive	NDDUEAFE Index	48	4.680% (FEDL01 plus a specified spread)	Monthly	11/03/2025		388	0	(2)	0	(2)

JPM	Receive	NDDUEAFE Index	124	4.460% (FEDL01 plus a specified spread)	Monthly	01/08/2025		1,002	0	(4)	0	(4)

MYI	Receive	NDDUEAFE Index	5,097	4.840% (FEDL01 plus a specified spread)	Maturity	01/21/2026		41,204	0	(247)	0	(247)

ULO	Receive	NDDUEAFE Index	79	4.535% (FEDL01 plus a specified spread)	Monthly	05/07/2025		638	0	(2)	0	(2)

									$0	$(260)	$0	$(260)

Total Swap Agreements									$(472)	$175	$28	$(325)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
BPS	11	0	0	11	0	0	0	0	11	0	11
BRC	61	0	0	61	(12)	0	0	(12)	49	0	49
CBK	5	0	0	5	0	0	(5)	(5)	0	0	0
DUB	0	0	28	28	0	0	0	0	28	0	28
FAR	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
GST	0	0	0	0	0	0	(57)	(57)	(57)	250	193
JPM	18	0	0	18	(1)	0	(4)	(5)	13	0	13
MBC	169	0	0	169	(8)	0	0	(8)	161	0	161
MYC	0	0	0	0	0	0	(10)	(10)	(10)	0	(10)
MYI	0	0	0	0	0	0	(247)	(247)	(247)	0	(247)
SCX	2	0	0	2	0	0	0	0	2	0	2
TOR	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
UAG	1	0	0	1	0	0	0	0	1	0	1
ULO	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)

Total Over the Counter	$267	$0	$28	$295	$(28)	$0	$(325)	$(353)

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

(l)
Securities with an aggregate market value of $250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$87	$0	$0	$87
Swap Agreements	0	0	0	0	41	41

	$0	$0	$87	$0	$41	$128

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$267	$0	$295

	$0	$28	$87	$267	$41	$423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$370	$0	$0	$370
Futures	0	0	170	0	1	171
Swap Agreements	0	0	0	0	41	41

	$0	$0	$540	$0	$42	$582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28
Swap Agreements	0	65	260	0	0	325

	$0	$65	$260	$28	$0	$353

	$0	$65	$800	$28	$42	$935

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(967)	$0	$0	$(967)
Written Options	0	0	1,040	0	0	1,040
Futures	0	0	3,911	0	23	3,934
Swap Agreements	0	10	0	0	67	77

	$0	$10	$3,984	$0	$90	$4,084

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$630	$0	$630
Swap Agreements	0	47	2,027	0	0	2,074

	$0	$47	$2,027	$630	$0	$2,704

	$0	$57	$6,011	$630	$90	$6,788

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(166)	$0	$0	$(166)
Written Options	0	0	129	0	0	129
Futures	0	0	(1,560)	0	(35)	(1,595)
Swap Agreements	0	0	0	0	180	180

	$0	$0	$(1,597)	$0	$145	$(1,452)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43	$0	$43
Swap Agreements	0	18	(3,801)	0	0	(3,783)

	$0	$18	$(3,801)	$43	$0	$(3,740)

	$0	$18	$(5,398)	$43	$145	$(5,192)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December
 31, 2024 in valuing the Fund’s assets and liabilities
:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$13	$11,493	$8,478	$19,984
Corporate Bonds & Notes
Banking & Finance	0	6,731	0	6,731
Industrials	0	14,219	3,876	18,095
Utilities	0	3,758	0	3,758
Convertible Bonds & Notes
Banking & Finance	0	10	0	10
Industrials	0	503	0	503
Municipal Bonds & Notes
Arizona	0	459	0	459
West Virginia	0	820	0	820
U.S. Government Agencies	0	43,022	0	43,022
Non-Agency Mortgage-Backed Securities	0	11,828	0	11,828
Asset-Backed Securities
Home Equity Other	0	205	0	205
Manufacturing House Sequential	0	202	0	202
Whole Loan Collateral	0	176	0	176
Other ABS	0	3,559	861	4,420
Sovereign Issues	0	5,027	31	5,058
Common Stocks
Communication Services	337	0	1,696	2,033
Financials	871	0	1,136	2,007
Health Care	0	0	3,272	3,272
Industrials	0	0	544	544
Warrants
Communication Services	0	0	449	449
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	708	750	1,458
Industrials	0	289	0	289
Real Estate Investment Trusts
Real Estate	180	0	0	180

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
U.S. Treasury Bills	$0	$784	$0	$784

	$1,401	$103,793	$21,094	$126,288

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,475	$0	$0	$18,475

Total Investments	$19,876	$103,793	$21,094	$144,763

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(623)	$0	$(623)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	87	41	0	128
Over the counter	0	267	28	295

	$87	$308	$28	$423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(540)	(42)	0	(582)
Over the counter	0	(298)	(55)	(353)

	$(540)	$(340)	$(55)	$(935)

Total Financial Derivative Instruments	$(453)	$(32)	$(27)	$(512)

Totals	$19,423	$103,138	$21,067	$143,628

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$8,272	$3,290	$(1,135)	$1	$0	$20	$20	$(1,990)	$8,478	$(11)
Corporate Bonds & Notes
Banking & Finance	1,074	0	(1,123)	0	13	36	0	0	0	0
Industrials	4,032	35	0	(5)	0	(369)	183	0	3,876	(369)
Non-Agency Mortgage-Backed Securities	1,085	2	(95)	14	19	27	0	(1,052)	0	0
Asset-Backed Securities
Home Equity Other	24	0	0	0	0	0	0	(24)	0	0
Whole Loan Collateral	16	0	(2)	1	0	(1)	0	(14)	0	0
Other ABS	945	0	0	0	0	(84)	0	0	861	(84)
Sovereign Issues	0	99	0	0	0	(68)	0	0	31	(68)
Common Stocks
Communication Services (3)	1,250	23	0	0	0	423	0	0	1,696	423
Consumer Discretionary (4)	70	0	(71)	0	71	(70)	0	0	0	0
Energy	15	0	(16)	0	8	(7)	0	0	0	0
Financials	1,278	6	0	0	0	(148)	0	0	1,136	(147)
Health Care	3,535	0	0	0	0	(263)	0	0	3,272	(263)
Industrials	535	0	0	0	0	9	0	0	544	9
Warrants
Communication Services	0	449	0	0	0	0	0	0	449	0
Financials	1	0	0	0	0	0	0	0	1	0
Preferred Securities
Banking & Finance	0	0	0	0	0	0	750	0	750	0
Industrials	0	0	0	0	(741)	741	0	0	0	0

	$22,132	$3,904	$(2,442)	$11	$(630)	$246	$953	$(3,080)	$21,094	$(510)

Financial Derivative Instruments - Assets
Over the counter	$31	$0	$0	$0	$0	$(3)	$0	$0	$28	$1

Financial Derivative Instruments - Liabilities
Over the counter	$(85)	$82	$(24)	$0	$27	$(55)	$0	$0	$(55)	$26

Totals	$22,078	$3,986	$(2,466)	$11	$(603)	$188	$953	$(3,080)	$21,067	$(483)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$226	Comparable Companies	EBITDA Multiple	X	13.750	—
	5,426	Discounted Cash Flow	Discount Rate		6.871-25.430	11.771
	20	Expected Recovery	Recovery Rate		15.419	—
	164	Indicative Market Quotation	Broker Quote		82.000	—
	36	Other Valuation Techniques (5)	—		—	—
	1,201	Proxy Pricing	Base Price		98.286-100.000	99.723
	163	Recent Transaction	Purchase Price		99.500	—
	1,242	Third Party Vendor	Broker Quote		99.188	—
Corporate Bonds & Notes
Industrials	3,659	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	1.000/9.750	—
	183	Indicative Market Quotation	Broker Quote		61.000	—
	34	Other Valuation Techniques (5)	—		—	—
Asset-Backed Securities
Other ABS	861	Discounted Cash Flow	Discount Rate		12.000-13.000	12.216
Sovereign Issues	31	Indicative Market Quotation	Broker Quote	EUR	33.348	—
Common Stocks
Communication Services	1,276	Comparable Companies	EBITDA Multiple	X	4.640	—
	388	Discounted Cash Flow	Discount Rate		12.280	—
	32	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	1,134	Comparable Companies	EBITDA Multiple	X	4.600	—
	2	Other Valuation Techniques (5)	—		—	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO Global StocksPLUS ® & Income Fund	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Health Care	$3,272	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	544	Indicative Market Quotation	Broker Quote		$1.130-25.125	2.927
Warrants
Communication Services	449	Recent Transaction	Purchase Price		$13.000	—
Financials	1	Option Pricing Model	Volatility		32.500	—
Preferred Securities
Banking & Finance	750	Other Valuation Techniques (5)	—		—	—

Financial Derivative Instruments - Assets
Over the counter	28	Indicative Market Quotation	Broker Quote		6.830	—

Financial Derivative Instruments - Liabilities
Over the counter	(55)	Indicative Market Quotation	Broker Quote		$92.500-98.500	93.211

Total	$21,067

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 281.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 17.7%

Altar Bidco, Inc.
9.747% (TSFR6M + 5.600%) due 02/01/2030 ~		$700	$680

Altice France SA
10.147% due 08/15/2028 ~		796	641

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		321	49

Envision Healthcare Corp.
12.507% due 11/03/2028 ~		3,675	3,730

Forward Air Corp.
9.085% due 12/19/2030 ~		1,300	1,307

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		1,982	2,016

Hudson’s Bay Co.
TBD% due 04/03/2026		860	860

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		1,210	992

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		28	14
8.472% due 12/31/2027 ~		211	85

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	1,650	2,049

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	677

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~		3,792	3,889

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		259	255

Softbank Vision Fund II
6.000% due 12/23/2025 «~		$1,279	1,263

Steenbok Lux Finco 2 SARL
1TBD% due 06/30/2026	EUR	5,346	998
1TBD% due 06/30/2026 ~		9,107	3,047

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$4,781	4,802

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	2,000	2,052
TBD% due 12/04/2031 ~		$300	297

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		4,010	3,767

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		2,647	2,834

Westmoreland Coal Co.
8.000% due 03/15/2029		2	1

Total Loan Participations and Assignments (Cost $42,858)			36,305

CORPORATE BONDS & NOTES 49.6%

BANKING & FINANCE 18.9%

Adler Financing SARL
12.500% due 12/31/2028	EUR	3,437	3,682

Ally Financial, Inc.
5.543% due 01/17/2031 •		$300	296

Antares Holdings LP
6.350% due 10/23/2029 (i)		1,500	1,489

Armor Holdco, Inc.
8.500% due 11/15/2029		2,400	2,435

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	298	310

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •(i)		$2,200	2,200

Barclays PLC
5.851% due 03/21/2035 •	GBP	500	629
7.437% due 11/02/2033 •(i)		$800	881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BGC Group, Inc.
6.600% due 06/10/2029 (i)		$1,000	$1,025

BPCE SA
5.936% due 05/30/2035 •(i)		400	397

CaixaBank SA
6.037% due 06/15/2035 •(i)		400	404
6.840% due 09/13/2034 •(i)		1,600	1,702

CI Financial Corp.
7.500% due 05/30/2029 (i)		2,100	2,199

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (b)	EUR	147	62

Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025 ^(c)		$1,000	106
6.150% due 09/17/2025 ^(c)		200	21

Credit Suisse AG AT1 Claim		600	75

Deutsche Bank AG
3.547% due 09/18/2031 •(i)		300	270
4.999% due 09/11/2030 •(i)		650	636
5.403% due 09/11/2035 •(i)		500	474

EPR Properties
3.750% due 08/15/2029 (i)		100	93

Essential Properties LP
2.950% due 07/15/2031 (i)		100	85

F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (i)		400	388
6.500% due 06/04/2029 (i)		700	715

Fairfax India Holdings Corp.
5.000% due 02/26/2028		2,400	2,260

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		1,000	974

Host Hotels & Resorts LP
5.500% due 04/15/2035 (i)		1,700	1,665

Hudson Pacific Properties LP
3.250% due 01/15/2030 (i)		300	204
3.950% due 11/01/2027 (i)		100	87
4.650% due 04/01/2029 (i)		300	226
5.950% due 02/15/2028 (i)		900	769

Intesa Sanpaolo SpA
7.200% due 11/28/2033 (i)		3,600	3,897

JAB Holdings BV
3.750% due 05/28/2051 (i)		400	261

Marex Group PLC
6.404% due 11/04/2029 (i)		900	910

Sammons Financial Group, Inc.
6.875% due 04/15/2034 (i)		600	628

Societe Generale SA
6.691% due 01/10/2034 •(i)		1,900	1,952

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	5,074	1,790

Uniti Group LP
6.000% due 01/15/2030 (i)		$2,738	2,408
10.500% due 02/15/2028 (i)		251	268

			38,873

INDUSTRIALS 26.6%

Altice France Holding SA
8.000% due 05/15/2027	EUR	1,100	309
10.500% due 05/15/2027		$1,000	296

Altice France SA
3.375% due 01/15/2028	EUR	1,000	787
4.000% due 07/15/2029		400	315
4.250% due 10/15/2029		500	393
5.125% due 07/15/2029		$400	300
5.500% due 01/15/2028		200	148
5.500% due 10/15/2029		391	295
5.875% due 02/01/2027	EUR	200	167

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		$500	488
5.308% due 10/20/2031 (i)		500	488

BAT Capital Corp.
6.421% due 08/02/2033 (i)		300	317

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
6.250% due 01/21/2029 (i)		$200	$204
6.375% due 11/21/2030 (i)		400	412
6.500% due 11/21/2033 (i)		400	407

Boeing Co.
6.259% due 05/01/2027 (i)		500	512
6.298% due 05/01/2029 (i)		600	622
6.388% due 05/01/2031 (i)		500	523
6.528% due 05/01/2034 (i)		600	629

Burberry Group PLC
5.750% due 06/20/2030	GBP	2,627	3,194

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		$770	808

CDW LLC
5.550% due 08/22/2034 (i)		200	197

Choice Hotels International, Inc.
5.850% due 08/01/2034 (i)		300	301

CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		492	519

DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,241
5.750% due 12/01/2028		3,000	2,571

Ecopetrol SA
6.875% due 04/29/2030 (i)		2,860	2,793
8.375% due 01/19/2036		80	77

Essent Group Ltd.
6.250% due 07/01/2029 (i)		600	613

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		43	7

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		1,710	1,325

GN Bondco LLC
9.500% due 10/15/2031		200	211

Hertz Corp.
12.625% due 07/15/2029		600	640

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (i)		1,956	1,809

JetBlue Airways Corp.
9.875% due 09/20/2031 (i)		2,627	2,794

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,200	732
11.750% due 10/15/2028 «		1,250	1,100

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (i)		2,600	2,446

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		784	683
6.840% due 01/23/2030 (i)		200	183
8.750% due 06/02/2029 (i)		350	351

Rivian Holdings LLC
10.502% due 10/15/2026 •		2,040	2,055

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		463	431

Topaz Solar Farms LLC
4.875% due 09/30/2039 (i)		662	619

U.S. Renal Care, Inc.
10.625% due 06/28/2028 (i)		1,454	1,247

United Airlines Pass-Through Trust
4.150% due 02/25/2033		68	65

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	50,000	2,871

Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)		$912	1,009
9.875% due 02/01/2032 (i)		340	373

Viridien
8.750% due 04/01/2027 (i)		2,812	2,768

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		10,800	8,919

			54,564

UTILITIES 4.1%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035 (i)		1,050	1,022

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	47

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGD Holdings BV
6.750% due 12/31/2026		$1,305	$1,031

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		2,165	1,950

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		2,038	227

Pacific Gas & Electric Co.
4.300% due 03/15/2045 (i)		950	761

Peru LNG SRL
5.375% due 03/22/2030		2,567	2,367

Tierra Mojada Luxembourg SARL
5.750% due 12/01/2040		1,127	1,032

			8,390

Total Corporate Bonds & Notes (Cost $110,830)			101,827

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (b)	EUR	171	72

Total Convertible Bonds & Notes (Cost $193)			72

MUNICIPAL BONDS & NOTES 3.0%

CALIFORNIA 0.7%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		$70	65
3.487% due 06/01/2036		1,000	825
3.850% due 06/01/2050		630	571

			1,461

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		13	13

MICHIGAN 1.1%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		3,000	2,321

WEST VIRGINIA 1.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		25,300	2,357

Total Municipal Bonds & Notes (Cost $7,190)			6,152

U.S. GOVERNMENT AGENCIES 165.7%

Fannie Mae
0.000% due 02/25/2052 •(a)		111,363	273
1.142% due 12/25/2042 ~(a)		2,164	40
1.317% due 10/25/2049 •(a)(i)		5,595	641
1.367% due 02/25/2049 •(a)		58	6
1.417% due 07/25/2050 •(a)(i)		837	86
1.723% due 08/25/2054 ~(a)(i)		3,492	185
2.067% due 07/25/2041 •(a)		250	12
2.500% due 12/25/2027 (a)(i)		347	8
3.000% due 06/25/2050 (a)(i)		1,016	202
3.500% due 07/25/2036 (a)(i)		2,453	242
3.500% due 07/25/2042 - 12/25/2049 (a)		313	36
4.000% due 06/25/2050 (a)(i)		529	99
4.500% due 07/25/2040		335	323
4.502% due 02/25/2042 ~		200	198
4.758% due 12/25/2042 ~		13	13
5.000% due 07/25/2037 (a)		385	56
5.000% due 01/25/2038		1,916	1,923

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/25/2038 (i)	$51	$51
5.222% due 10/25/2042 ~	5	5
5.335% due 10/25/2042 ~	149	151
5.500% due 11/25/2032 - 04/25/2035	1,746	1,776
5.750% due 06/25/2033	8	8
5.807% due 08/25/2043	657	644
6.000% due 09/25/2031 (i)	43	43
6.000% due 01/25/2044	455	464
6.500% due 04/01/2031 - 11/01/2047	1,582	1,617
6.500% due 09/25/2031 (i)	54	56
6.850% due 12/18/2027	2	2
7.000% due 06/18/2027 - 01/01/2047	316	322
7.000% due 02/25/2035 (i)	21	21
7.000% due 09/25/2041 ~	143	142
7.260% due 09/01/2028 •	1	1
7.450% due 11/01/2027 •	4	4
7.500% due 11/25/2026 - 06/25/2044	332	337
7.500% due 06/19/2041 ~	51	52
8.000% due 06/19/2041 ~	475	491
8.500% due 06/18/2027 - 06/25/2030	14	14

Freddie Mac
0.000% due 11/15/2048 •(a)(i)	4,549	157
1.317% due 04/25/2048 - 11/25/2049 •(a)(i)	24,558	2,779
1.401% due 05/15/2038 ~(a)(i)	1,696	128
1.467% due 05/25/2050 •(a)	547	61
1.811% due 11/15/2038 ~(a)(i)	5,887	332
1.994% due 08/15/2036 ~(a)(i)	582	36
2.010% due 11/25/2045 ~(a)	5,336	281
3.000% due 11/25/2050 (a)(i)	7,790	1,329
3.000% due 01/25/2051 (a)	443	75
3.500% due 05/25/2050 (a)	475	92
4.381% due 07/25/2032 ~	56	51
5.500% due 04/01/2039 - 06/15/2041	1,822	1,852
6.000% due 12/15/2028 - 03/15/2035 (i)	74	75
6.000% due 04/15/2031 - 02/01/2034	379	389
6.433% due 12/01/2026 •	1	1
6.500% due 03/15/2026 - 09/01/2047	1,885	1,892
6.500% due 02/15/2028 - 07/15/2032 (i)	302	312
6.500% due 09/25/2043 ~	33	33
7.000% due 07/15/2027 (i)	26	26
7.000% due 03/15/2029 - 10/25/2043	738	757
7.500% due 12/01/2025 - 02/25/2042	231	236
8.000% due 12/01/2026 - 04/15/2030	20	20
9.833% due 10/25/2029 •	650	702
12.069% due 10/25/2041 •(i)	2,800	3,016
12.233% due 12/25/2027 •	1,228	1,262
12.369% due 11/25/2041 •(i)	2,800	3,037

Ginnie Mae
1.565% due 08/20/2049 - 09/20/2049 •(a)(i)	43,179	4,655
1.715% due 06/20/2047 •(a)(i)	4,677	514
6.000% due 04/15/2029 - 12/15/2038	416	426
6.500% due 04/15/2032 - 10/20/2038	143	147
7.000% due 11/15/2025 - 06/15/2026	1	1
7.500% due 10/15/2025 - 02/15/2029	122	123
8.500% due 02/15/2031	5	5

Ginnie Mae, TBA
4.000% due 01/01/2055 - 02/01/2055	12,000	11,074
4.500% due 02/01/2055	100	95

U.S. Small Business Administration
4.625% due 02/01/2025	3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.510% due 11/01/2027		$40	$40
5.780% due 08/01/2027		3	3
5.820% due 07/01/2027		4	4

Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 03/01/2048		309	286
4.000% due 09/01/2047 (i)		4,430	4,110
4.500% due 03/01/2028 - 08/01/2041		99	95
6.000% due 12/01/2032 - 06/01/2040		1,539	1,592
6.500% due 11/01/2028 - 02/01/2038		533	548
8.000% due 09/01/2027 - 11/01/2031		31	32

Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2055		700	676
6.500% due 01/01/2055 - 02/01/2055		258,800	263,946
7.000% due 01/01/2055		20,800	21,569

Vendee Mortgage Trust
6.500% due 03/15/2029		23	23
6.750% due 02/15/2026 - 06/15/2026		9	8
7.500% due 09/15/2030		524	544

Total U.S. Government Agencies (Cost $361,091)			339,994

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.1%

Adjustable Rate Mortgage Trust
6.389% due 07/25/2035 ~		144	133
7.227% due 08/25/2035 ~		100	98

Ashford Hospitality Trust
5.970% due 04/15/2035 •(i)		2,200	2,190

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •(i)		1,600	1,558

Banc of America Mortgage Trust
4.904% due 02/25/2035 ~		3	3

BCAP LLC Trust
5.121% due 07/26/2036 ~		103	86

Bear Stearns ALT-A Trust
4.563% due 08/25/2036 ~		205	96

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		81	79
5.747% due 12/11/2040 ~		219	212

CALI Mortgage Trust
3.957% due 03/10/2039 (i)		1,100	989

Citigroup Commercial Mortgage Trust
5.410% due 12/10/2049 ~		85	35

Colony Mortgage Capital Ltd.
6.872% due 11/15/2038 •(i)		1,000	933

Commercial Mortgage Trust
10.512% due 12/15/2038 •		1,380	1,085

Countrywide Alternative Loan Trust
4.873% due 07/25/2046 •		809	709

Countrywide Home Loan Mortgage Pass-Through Trust
5.093% due 03/25/2035 •		615	535
5.661% due 08/25/2034 ~		111	106
6.323% due 03/25/2046 •		574	416

Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		138	141
7.500% due 06/25/2035		26	26
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034		104	105

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	964
6.500% due 03/25/2036		731	95

Eurosail PLC
6.446% due 09/13/2045 •	GBP	1,582	1,835
7.096% due 09/13/2045 •		1,130	1,249
8.696% due 09/13/2045 •		960	1,210

GC Pastor Hipotecario FTA
3.009% due 06/21/2046 •	EUR	549	521

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
4.498% due 08/19/2034 ~		$14	$13

GSAA Home Equity Trust
6.000% due 04/01/2034		363	359

GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (i)		1,245	1,275
7.500% due 06/19/2027 ~		10	10
8.000% due 09/19/2027 ~		258	248

GSR Mortgage Loan Trust
4.783% due 12/25/2034 •		30	27

ILPT Commercial Mortgage Trust
8.589% due 10/15/2039 •		1,400	1,389

IM Pastor Fondo de Titluzacion Hipotecaria
2.979% due 03/22/2043 •	EUR	165	150

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •		$976	956
6.261% due 12/15/2036 •		1,700	223
6.262% due 03/15/2036 •		900	683
7.695% due 02/15/2035 •		987	956
11.052% due 11/15/2038 •(i)		2,200	2,109

JP Morgan Mortgage Trust
5.500% due 06/25/2037		2	2
6.337% due 10/25/2036 ~		588	467

MASTR Adjustable Rate Mortgages Trust
4.476% due 10/25/2034 ~		204	184

MASTR Alternative Loan Trust
6.250% due 07/25/2036		185	94
7.000% due 04/25/2034		15	15

MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,057	1,374
7.500% due 07/25/2035		1,098	755

Morgan Stanley Re-REMIC Trust
4.230% due 12/26/2046 ~		6,129	5,528

NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034		422	377
7.500% due 03/25/2034 (i)		1,297	1,181
7.500% due 10/25/2034		1,265	1,137

New Orleans Hotel Trust
6.034% due 04/15/2032 •		1,000	957

Newgate Funding PLC
4.136% due 12/15/2050 •	EUR	1,016	1,012
4.386% due 12/15/2050 •		1,016	988

RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,153	1,096
6.250% due 12/26/2036 ~		5,176	1,802

Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035		609	526

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		143	139
8.500% due 11/25/2031		599	276
8.500% due 12/25/2031		6	3

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036		2,053	1,191

WaMu Mortgage Pass-Through Certificates Trust
5.737% due 05/25/2035 ~		43	42

Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		25	26
7.500% due 04/25/2033		67	68

Wells Fargo Commercial Mortgage Trust
4.928% due 12/15/2039 ~(i)		2,558	2,257

Total Non-Agency Mortgage-Backed Securities (Cost $49,879)			45,304

ASSET-BACKED SECURITIES 5.6%

AUTOMOBILE ABS OTHER 0.0%

Flagship Credit Auto Trust
0.000% due 12/15/2025 «(f)		12	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 1.7%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
7.978% due 11/25/2032 •		$39	$26

Bear Stearns Asset-Backed Securities Trust
3.014% due 09/25/2034 •		82	81

Countrywide Asset-Backed Certificates Trust
4.130% due 11/25/2034 •(i)		2,297	1,972
4.853% due 06/25/2037 •(i)		1,316	1,338

			3,417

MANUFACTURING HOUSE ABS OTHER 0.0%

Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2049		200	1

MANUFACTURING HOUSE SEQUENTIAL 0.2%

Conseco Finance Corp.
6.530% due 02/01/2031 ~		38	33

Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,417	310

			343

OTHER ABS 3.7%

ABSLT DE 2024 LLC
0.000% due 05/20/2033 «~		2,000	2,017

ECAF Ltd.
4.947% due 06/15/2040		1,026	785

Elmwood CLO Ltd.
0.000% due 04/20/2034 ~		1,213	857

Madison Park Funding Ltd.
0.000% due 07/27/2047 ~		500	198

MAN GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		250	150

Marlette Funding Trust
0.000% due 12/15/2028 «(f)		6	3
0.000% due 04/16/2029 «(f)		10	2
0.000% due 07/16/2029 «(f)		7	11

National Collegiate Commutation Trust
0.000% due 03/25/2038 •		10,387	1,975

SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	1,195
0.000% due 02/16/2055 «(f)		0	438

			7,631

Total Asset-Backed Securities (Cost $30,024)			11,392

SOVEREIGN ISSUES 6.3%

Argentina Government International Bond
0.750% due 07/09/2030 þ		494	360
1.000% due 07/09/2029		269	219
3.500% due 07/09/2041 þ(i)		1,880	1,179
4.125% due 07/09/2035 þ		904	581
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ(i)		4,388	3,076

El Salvador Government International Bond
9.650% due 11/21/2054		300	317

Ghana Government International Bond
0.000% due 07/03/2026 (f)		23	21
0.000% due 01/03/2030 (f)		41	32
5.000% due 07/03/2029 þ		172	149
5.000% due 07/03/2035 þ		247	175

Romania Government International Bond
5.125% due 09/24/2031 (i)	EUR	2,800	2,837
5.250% due 05/30/2032		1,900	1,922

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	57,400	1,606
50.485% (BISTREFI) due 05/17/2028 ~		10,000	279

Venezuela Government International Bond
6.000% due 06/30/2049 ^		$135	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 09/15/2027 ^(c)	$171	$28

Total Sovereign Issues (Cost $12,552)		12,874

	SHARES
COMMON STOCKS 8.3%

COMMUNICATION SERVICES 1.2%

Clear Channel Outdoor Holdings, Inc. (d)	291,816	400

iHeartMedia, Inc. ‘A’ (d)	68,102	135

iHeartMedia, Inc. ‘B’ «(d)	52,880	94

Oi SA (d)	358,638	78

Promotora de Informaciones SA ‘A’ (d)	207,627	65

Syniverse Holdings, Inc. «(h)	1,003,490	993

Windstream Units «(d)	28,052	681

		2,446

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(h)	17,707,907	0

FINANCIALS 2.7%

Banca Monte dei Paschi di Siena SpA	323,500	2,281

Intelsat Emergence SA «(h)	98,888	3,266

MNEQ Holdings, Inc. «(d)(h)	1,054	4

		5,551

HEALTH CARE 4.3%

Amsurg Equity «(d)(h)	192,582	8,823

INDUSTRIALS 0.1%

NAC Aviation «(d)(h)	7,719	147

Westmoreland Mining Holdings «(d)(h)	69	0

Westmoreland Mining LLC «(d)(h)	70	0
		147

Total Common Stocks (Cost $20,624)		16,967

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 10/25/2059 «	18,452	240

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	711	1

Total Warrants (Cost $2,901)		241

PREFERRED SECURITIES 1.5%

BANKING & FINANCE 1.2%

ADLER Group SA «(d)	906,702	0

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)	1,300,000	1,295

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	1,000,000	992

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)	205,600	237

		2,524

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	49

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (f)	5,040	$0
11.000% due 11/07/2032	1,202	601

		601

Total Preferred Securities (Cost $3,227)		3,125

REAL ESTATE INVESTMENT TRUSTS 0.6%

REAL ESTATE 0.6%

Uniti Group, Inc.	54,523	300

VICI Properties, Inc.	33,427	976

Total Real Estate Investment Trusts (Cost $822)		1,276

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

U.S. TREASURY BILLS 0.8%
4.569% due 01/16/2025 - 02/06/2025 (e)(f)(l)	$1,728	1,723

Total Short-Term Instruments (Cost $1,722)		1,723

Total Investments in Securities (Cost $643,913)		577,252

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.1%

SHORT-TERM INSTRUMENTS 8.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%

PIMCO Short-Term Floating NAV Portfolio III	1,703,431	$16,586

Total Short-Term Instruments (Cost $16,580)		16,586

Total Investments in Affiliates (Cost $16,580)		16,586

Total Investments 289.4% (Cost $660,493)		$593,838

Financial Derivative Instruments (j)(k) 0.2% (Cost or Premiums, net $7,753)		405

Other Assets and Liabilities, net (189.6)%		(389,015)

Net Assets 100.0%		$205,228

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$8,047	$8,823	4.30%
Intelsat Emergence SA	06/19/2017 - 02/23/2024	6,774	3,266	1.59
MNEQ Holdings, Inc.	03/16/2023 - 03/17/2023	12	4	0.00
NAC Aviation	06/01/2022	347	147	0.07
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	989	993	0.48
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023	1	0	0.00

		$16,170	$13,233	6.44%

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BMO	4.860%	11/20/2024	01/21/2025		$	(2,408)	$(2,423)
BOM	5.020	12/09/2024	01/09/2025			(965)	(968)
BOS	5.000	11/08/2024	02/10/2025			(611)	(616)
BPS	3.233	12/06/2024	02/06/2025		EUR	(1,832)	(1,903)
	4.650	12/20/2024	TBD	(2)	$	(523)	(524)
	5.022	12/06/2024	02/06/2025		GBP	(467)	(587)
	5.039	12/10/2024	03/10/2025			(2,392)	(3,004)
	5.040	12/10/2024	03/10/2025		$	(1,552)	(1,557)
	5.210	11/18/2024	05/16/2025			(5,525)	(5,562)
	5.310	11/18/2024	05/16/2025			(833)	(838)
	5.710	10/24/2024	04/22/2025			(2,604)	(2,635)
	6.010	10/24/2024	04/22/2025			(3,933)	(3,982)
BRC	5.760	12/18/2024	04/21/2025			(1,470)	(1,473)
BYR	4.840	12/17/2024	03/18/2025			(1,237)	(1,240)
	4.910	10/09/2024	01/10/2025			(1,685)	(1,705)
	4.940	11/21/2024	02/21/2025			(1,879)	(1,890)
	4.960	10/09/2024	01/10/2025			(297)	(300)
	4.960	11/19/2024	02/19/2025			(650)	(650)
	4.960	12/17/2024	03/18/2025			(76)	(77)
CIB	4.580	12/19/2024	01/14/2025			(4,028)	(4,035)
	5.050	12/19/2024	01/14/2025			(438)	(439)
DBL	5.356	12/09/2024	02/07/2025			(1,856)	(1,863)
	5.406	12/09/2024	02/07/2025			(797)	(800)
	5.456	12/09/2024	02/07/2025			(1,752)	(1,758)
DEU	4.650	12/20/2024	TBD	(2)		(1,857)	(1,860)
	4.850	12/10/2024	03/11/2025			(2,525)	(2,533)
	5.000	12/10/2024	03/11/2025			(2,810)	(2,819)
	5.100	10/28/2024	01/28/2025			(171)	(172)
IND	4.820	12/17/2024	03/17/2025			(535)	(536)
	5.090	12/24/2024	03/24/2025			(296)	(296)
	5.110	10/10/2024	01/10/2025			(766)	(775)
	5.120	11/20/2024	01/09/2025			(470)	(473)
	5.120	12/20/2024	01/09/2025			(1,862)	(1,865)
	5.180	09/25/2024	03/06/2025			(194)	(197)
	5.180	12/20/2024	03/06/2025			(297)	(298)
	5.220	10/10/2024	01/10/2025			(341)	(345)
	5.250	11/25/2024	04/25/2025			(1,924)	(1,935)
JML	4.750	12/20/2024	01/31/2025			(4,039)	(4,046)
JPS	5.600	10/02/2024	01/03/2025			(1,771)	(1,796)
MEI	3.320	12/10/2024	03/10/2025		EUR	(2,647)	(2,748)
	3.800	10/10/2024	01/10/2025			(4,461)	(4,663)
MSB	5.260	12/09/2024	06/09/2025		$	(1,306)	(1,310)
RCY	5.060	12/06/2024	01/06/2025			(3,307)	(3,319)
RTA	5.730	12/24/2024	02/07/2025			(925)	(926)
SCX	4.940	12/05/2024	03/05/2025			(1,865)	(1,872)
SOG	4.600	12/20/2024	TBD	(2)		(5,518)	(5,527)
	4.940	11/18/2024	02/18/2025			(2,092)	(2,105)
	4.940	12/18/2024	02/18/2025			(586)	(587)
	5.100	10/09/2024	01/09/2025			(1,369)	(1,386)
	5.220	10/09/2024	01/09/2025			(993)	(1,006)
TDM	4.500	12/20/2024	TBD	(2)		(995)	(996)
	4.520	12/20/2024	TBD	(2)		(6,228)	(6,238)
	4.650	12/20/2024	TBD	(2)		(1,139)	(1,141)
	4.780	12/18/2024	02/14/2025			(858)	(860)

Total Reverse Repurchase Agreements							$(95,459)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2040	$300	$(268)	$(265)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2055	1,950	(1,539)	(1,518)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2055	600	(495)	(489)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	1,900	(1,775)	(1,737)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2055	1,900	(1,894)	(1,874)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2055	300	(302)	(301)

Total Short Sales (3.0)%				$(6,273)	$(6,184)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	51

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BMO	$0	$(2,423)	$0	$(2,423)	$2,534	$111
BOM	0	(968)	0	(968)	1,085	117
BOS	0	(616)	0	(616)	681	65
BPS	0	(20,592)	0	(20,592)	25,863	5,271
BRC	0	(1,473)	0	(1,473)	2,109	636
BYR	0	(5,862)	0	(5,862)	6,818	956
CIB	0	(4,474)	0	(4,474)	4,656	182
DBL	0	(4,421)	0	(4,421)	5,578	1,157
DEU	0	(7,384)	0	(7,384)	7,912	528
IND	0	(6,720)	0	(6,720)	7,127	407
JML	0	(4,046)	0	(4,046)	4,828	782
JPS	0	(1,796)	0	(1,796)	2,257	461
MEI	0	(7,411)	0	(7,411)	8,495	1,084
MSB	0	(1,310)	0	(1,310)	1,578	268
RCY	0	(3,319)	0	(3,319)	3,867	548
RTA	0	(926)	0	(926)	1,247	321
SCX	0	(1,872)	0	(1,872)	1,952	80
SOG	0	(10,611)	0	(10,611)	11,899	1,288
TDM	0	(9,235)	0	(9,235)	9,560	325

Total Borrowings and Other Financing Transactions	$0	$(95,459)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(15,113)	$(22,650)	$(18,221)	$(55,984)
U.S. Government Agencies	0	(8,761)	0	(5,562)	(14,323)
Non-Agency Mortgage-Backed Securities	0	(1,796)	(4,421)	(7,603)	(13,820)
Asset-Backed Securities	0	0	0	(2,635)	(2,635)
Sovereign Issues	0	0	(8,697)	0	(8,697)

Total Borrowings	$0	$(25,670)	$(35,768)	$(34,021)	$(95,459)

Payable for reverse repurchase agreements					$(95,459)

(i)	Securities with an aggregate market value of $109,169 and cash of $910 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(103,252) at a weighted average interest rate of 5.453%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2025	18	$1,958	$(20)	$0	$(4)

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	4	$(957)	$21	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,201)	22	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(960)	19	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(958)	20	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(961)	18	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	18	0	0

				$118	$0	$0

Total Futures Contracts				$98	$0	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION
(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Variation Margin
									Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.564%	$900	$(2)	$(4)	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$500	$(5)	$14	$9	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	1,300	(14)	9	(5)	0	(1)

						$(19)	$23	$4	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,500	$280	$(380)	$(100)	$43	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	3,575	4,255	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	4,400	0	129	129	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	06/20/2025		8,400	130	(22)	108	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		142,900	(321)	1,734	1,413	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		700	0	34	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,200	(1)	202	201	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	132	132	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	210	209	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	60	60	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(177)	(186)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	(288)	(1,051)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	(732)	(2,040)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(765)	2,747	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	375	374	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	1,140	1,137	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(841)	(744)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(489)	658	28	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	256	256	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		8,600	(26)	(833)	(859)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(297)	(410)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	(2,902)	(8,167)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(4,698)	(2,415)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	515	261	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(527)	(573)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	146	(1,264)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	243	422	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	827	848	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(146)	113	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	2,075	1,910	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	2,743	7,692	43	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	5,810	7,790	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	402	722	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	65	107	4	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	53

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$	250	$(7)	$(1)	$(8)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(46)	88	42	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		4,400	(31)	1,622	1,591	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		4,100	(10)	1,655	1,645	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,400	(5)	537	532	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		5,700	537	2,233	2,770	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		3,500	(2)	1,621	1,619	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051		2,100	1	(904)	(903)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(1,095)	(1,201)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	1,543	2,671	9	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	421	421	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		39,700	0	(382)	(382)	0	0
Pay (6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	2,600	21	15	36	7	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	980	1,283	0	(12)
Receive (6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	172	195	0	(4)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	(3)	66	2	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		1,300	14	(60)	(46)	1	0

							$8,082	$16,018	$24,100	$311	$(153)

Total Swap Agreements							$8,061	$16,037	$24,098	$311	$(154)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$311	$311	$0	$(4)	$(154)	$(158)

Cash of $5,611 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BOA	01/2025	GBP	55	$70	$1	$0
	03/2025	MXN	2,058	100	3	0

BPS	01/2025	BRL	752	134	12	0
	01/2025	CAD	438	312	8	0

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	EUR	148		$156	$3	$0
	01/2025		$121	BRL	752	0	0
	01/2025		443	CAD	636	0	0
	01/2025		440	EUR	422	0	(2)

BRC	01/2025	GBP	3,879		$4,883	28	0
	01/2025	TRY	9,273		248	0	(9)
	01/2025		$133	EUR	128	0	(1)
	01/2025		272	GBP	215	0	(3)
	01/2025		153	TRY	5,757	9	0
	02/2025		1,091		41,340	24	0
	03/2025		1,840		70,792	23	0

FAR	01/2025	BRL	754		$122	0	0
	01/2025		$123	BRL	754	0	(1)
	02/2025	BRL	758		$123	1	0

GLM	02/2025	MXN	953		47	1	0

JPM	02/2025		$68	TRY	2,735	7	0
	05/2025		491		21,644	51	0

MBC	01/2025	EUR	17,070		$17,987	296	0

MYI	02/2025		$27	TRY	1,035	1	0

SCX	01/2025	EUR	167		$176	2	0

UAG	01/2025	GBP	142		180	2	0
	02/2025		$26	TRY	1,062	3	0

Total Forward Foreign Currency Contracts						$475	$(16)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.718%	$ 1,500	$(62)	$24	$0	$(38)

BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.351	700	(121)	21	0	(100)
	Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.581	400	(85)	19	0	(66)
	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.718	1,600	(66)	26	0	(40)
	Turkey Government International Bond	1.000	Quarterly	03/20/2025	0.608	600	0	1	1	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741	1,100	(6)	13	7	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	500	70	(21)	49	0

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056	200	(39)	18	0	(21)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	300	1	0	1	0

Total Swap Agreements							$(308)	$101	$58	$(265)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$4	$0	$0	$4	$0	$0	$(38)	$(38)	$(34)	$47	$13
BPS	23	0	0	23	(2)	0	0	(2)	21	0	21
BRC	84	0	1	85	(13)	0	(206)	(219)	(134)	272	138
CBK	0	0	7	7	0	0	0	0	7	0	7
FAR	1	0	0	1	(1)	0	0	(1)	0	0	0
GLM	1	0	0	1	0	0	0	0	1	0	1
GST	0	0	49	49	0	0	0	0	49	0	49
JPM	58	0	0	58	0	0	0	0	58	(80)	(22)
MBC	296	0	0	296	0	0	0	0	296	0	296
MYC	0	0	1	1	0	0	(21)	(21)	(20)	0	(20)
MYI	1	0	0	1	0	0	0	0	1	0	1
SCX	2	0	0	2	0	0	0	0	2	0	2
UAG	5	0	0	5	0	0	0	0	5	0	5

Total Over the Counter	$475	$0	$58	$533	$(16)	$0	$(265)	$(281)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	55

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)

(l)
Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$311	$311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$475	$0	$475
Swap Agreements	0	58	0	0	0	58

	$0	$58	$0	$475	$0	$533

	$0	$58	$0	$475	$311	$844

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	1	0	0	153	154

	$0	$1	$0	$0	$157	$158

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16
Swap Agreements	0	265	0	0	0	265

	$0	$265	$0	$16	$0	$281

	$0	$266	$0	$16	$157	$439

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	22	0	0	3,174	3,196

	$0	$22	$0	$0	$3,177	$3,199

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,366	$0	$1,366
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$1,366	$0	$1,407

	$0	$63	$0	$1,366	$3,177	$4,606

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(119)	$(119)
Swap Agreements	0	8	0	0	(2,058)	(2,050)

	$0	$8	$0	$0	$(2,177)	$(2,169)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20	$0	$20
Swap Agreements	0	54	0	0	0	54

	$0	$54	$0	$20	$0	$74

	$0	$62	$0	$20	$(2,177)	$(2,095)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$860	$29,250	$6,195	$36,305
Corporate Bonds & Notes
Banking & Finance	0	38,873	0	38,873
Industrials	0	43,813	10,751	54,564
Utilities	0	8,390	0	8,390
Convertible Bonds & Notes
Banking & Finance	0	72	0	72
Municipal Bonds & Notes
California	0	1,461	0	1,461
Illinois	0	13	0	13
Michigan	0	2,321	0	2,321
West Virginia	0	2,357	0	2,357
U.S. Government Agencies	0	339,994	0	339,994
Non-Agency Mortgage-Backed Securities	0	45,304	0	45,304
Asset-Backed Securities
Home Equity Other	0	3,417	0	3,417
Manufacturing House ABS Other	0	1	0	1
Manufacturing House Sequential	0	343	0	343
Other ABS	0	3,965	3,666	7,631
Sovereign Issues	0	12,874	0	12,874
Common Stocks
Communication Services	678	0	1,768	2,446
Financials	2,281	0	3,270	5,551
Health Care	0	0	8,823	8,823
Industrials	0	0	147	147
Warrants
Communication Services	0	0	240	240
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	2,524	0	2,524
Industrials	0	601	0	601
Real Estate Investment Trusts
Real Estate	1,276	0	0	1,276

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
U.S. Treasury Bills	$0	$1,723	$0	$1,723

	$5,095	$537,296	$34,861	$577,252

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,586	$0	$0	$16,586

Total Investments	$21,681	$537,296	$34,861	$593,838

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,184)	$0	$(6,184)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	311	0	311
Over the counter	0	533	0	533

	$0	$844	$0	$844

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(158)	0	(158)
Over the counter	0	(281)	0	(281)

	$0	$(439)	$0	$(439)

Total Financial Derivative Instruments	$0	$405	$0	$405

Totals	$21,681	$531,517	$34,861	$588,059

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,795	$2,093	$(115)	$(2)	$0	$105	$49	$(3,730)	$6,195	$46
Corporate Bonds & Notes
Banking & Finance	4,749	0	(4,678)	0	0	(71)	0	0	0	0
Industrials	9,828	1,238	0	(11)	0	(1,036)	732	0	10,751	(1,036)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	57

Schedule of Investments	PIMCO Strategic Income Fund, Inc.	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Non-Agency Mortgage-Backed Securities	$908	$0	$(83)	$1	$1	$38	$0	$(865)	$0	$0
Asset-Backed Securities
Home Equity Other	114	0	(18)	1	3	7	0	(107)	0	0
Other ABS	1,846	2,017	0	0	0	(197)	0	0	3,666	(196)
Common Stocks
Consumer Discretionary (3)	4,439	0	(4,545)	0	3,487	(3,381)	0	0	0	0
Communication Services (2)(3)	1,424	59	0	0	0	285	0	0	1,768	285
Energy	12	0	(13)	0	7	(6)	0	0	0	0
Financials	3,678	12	0	0	0	(420)	0	0	3,270	(420)
Health Care	9,534	0	0	0	0	(711)	0	0	8,823	(710)
Industrials	147	0	0	0	0	0	0	0	147	0
Warrants
Communication Services	0	240	0	0	0	0	0	0	240	0
Financials	2	0	0	0	0	(1)	0	0	1	0

Totals	$44,476	$5,659	$(9,452)	$(11)	$3,498	$(5,388)	$781	$(4,702)	$34,861	$(2,031)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,097	Discounted Cash Flow	Discount Rate		7.630-25.430	19.943
	49	Expected Recovery	Recovery Rate		15.419	—
	2,049	Third Party Vendor	Broker Quote		99.188	—
Corporate Bonds & Notes
Industrials	8,919	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	1.000/9.750	—
	732	Indicative Market Quotation	Broker Quote		61.000	—
	1,100	Other Valuation Techniques (4)	—		—	—
Asset-Backed Securities
Other ABS	1,649	Discounted Cash Flow	Discount Rate		12.000-13.000	12.266
	2,017	Recent Transaction	Purchase Price		100.850	—
Common Stocks
Communication Services	681	Comparable Companies	EBITDA Multiple	X	4.640	—
	993	Discounted Cash Flow	Discount Rate		12.280	—
	94	Reference instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	3,266	Comparable Companies	EBITDA Multiple	X	4.600	—
	4	Other Valuation Techniques (4)	—		—	—
Health Care	8,823	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	147	Indicative Market Quotation	Broker Quote	$	1.130-19.000	18.965
Warrants
Communication Services	240	Recent Transaction	Purchase Price	$	13.000	—
Financials	1	Option Pricing Model	Volatility		32.500	—

Total	$34,861

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(3)	Sector type updated from Industrials to Communication Services and Consumer Discretionary since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Access Income Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 29.7%

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$3,400	$3,387

Altice France SA
10.147% due 08/15/2028 ~		995	802

AP Core Holdings LLC
9.971% due 09/01/2027 ~		1,844	1,792

CIRCOR International, Inc.
TBD% due 06/20/2029 «µ		166	170

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		846	844
8.428% due 11/01/2031 ~		6,300	6,379

Comexposium
4.414% (EUR003M + 2.970%) due 03/28/2025 «~	EUR	3,392	4,094
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		18,708	22,576

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$10,000	10,027
14.213% due 06/30/2028 «~		3,062	3,234

Databricks, Inc.
TBD% due 12/20/2030 «µ		362	361
TBD% due 12/20/2030 «		1,638	1,629

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		1,567	242

Endure Digital, Inc.
8.138% due 02/10/2028 «~		2,593	2,126

Envision Healthcare Corp.
11.382% due 07/20/2026 «~		99	99
12.507% due 11/03/2028 ~		13,369	13,569

Espai Barca Fondo De Titulizacion
TBD% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	3,261	3,967

First Brands Group LLC
9.847% due 03/30/2027 ~		$1,068	1,003

Forward Air Corp.
9.085% due 12/19/2030 ~		1,200	1,206

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~		2,098	1,875

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		2,540	2,583

Gray Television, Inc.
9.803% due 06/04/2029 ~		1,194	1,133

Harp Finco Ltd.
TBD% due 01/30/2032 «µ	GBP	2,319	2,845

iHeartCommunications, Inc.
7.687% due 05/01/2026 ~		$1,000	894
7.721% due 05/01/2026 ~		2,400	2,143

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		4,700	3,854

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		1,170	1,180

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		1,771	1,780

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		1,280	1,105

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	5,550	6,892

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,600	2,435

Promotora de Informaciones SA
8.189% (EUR006M + 5.000%) due 06/30/2026 «~		11,200	11,602
8.439% (EUR003M + 5.220%) due 12/31/2026 ~		3,208	3,290

PURIS LLC
9.075% (TSFR3M + 4.750%) due 06/30/2031 «~		$1,623	1,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	2,400	$2,454
10.085% due 03/29/2030 ~		$3,734	3,571

Steenbok Lux Finco 2 SARL
8.077% (EUR006M + 5.500%) due 06/30/2026 ~	EUR	3,116	3,233
10.000% due 06/30/2026		5,086	950
10.000% due 06/30/2026 ~		24,627	8,163

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		6,400	6,646

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$12,680	12,734

Team Health Holdings, Inc.
9.835% due 03/02/2027 ~		1,505	1,459

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	7,000	7,181
TBD% due 12/04/2031 ~		$1,300	1,287

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		21,418	20,117

Unicorn Bay
13.000% due 12/31/2026 «	HKD	52,143	6,720

Vantive Health LLC
TBD% due 07/23/2029 «µ		$260	256
TBD% due 07/23/2031 «		1,440	1,417

Veritas U.S., Inc.
TBD% due 12/18/2027		197	198
TBD% due 12/09/2029		442	441

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		1,742	1,864

Total Loan Participations and Assignments (Cost $210,084)			201,439

CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 8.4%

Adler Financing SARL
4.250% due 12/31/2029	EUR	1,000	1,028
12.500% due 12/31/2028		12,505	13,396

ADLER Real Estate GmbH
3.000% due 04/27/2026		1,200	1,190

Alamo Re Ltd.
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		$300	318

Armor Holdco, Inc.
8.500% due 11/15/2029 (h)		8,000	8,118

BOI Finance BV
7.500% due 02/16/2027	EUR	4,000	4,043

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		$800	833

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (a)	EUR	468	197

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		$250	251

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		300	313
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		300	312
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	311

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		939	852

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		400	432
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		400	368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	316	325

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$800	814

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		300	312
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		800	834

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		1,815	1,782

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	18,731	6,606

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258

Uniti Group LP
6.000% due 01/15/2030 (h)		8,400	7,386
10.500% due 02/15/2028		2,671	2,851

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		900	954

Veraison Re Ltd.
16.816% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		700	753

Winston RE Ltd.
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		700	723

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		980	1,007

			56,830

INDUSTRIALS 14.6%

Altice France Holding SA
10.500% due 05/15/2027		17,600	5,214

Altice France SA
3.375% due 01/15/2028	EUR	3,600	2,833
4.125% due 01/15/2029		100	79
5.125% due 01/15/2029		$200	152
5.125% due 07/15/2029		3,500	2,625
5.500% due 01/15/2028 (h)		1,600	1,186
5.500% due 10/15/2029 (h)		2,300	1,734
8.125% due 02/01/2027		400	325

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (a)(h)		2,410	2,764

DISH DBS Corp.
5.250% due 12/01/2026		4,820	4,390
5.750% due 12/01/2028		17,600	15,081

Ecopetrol SA
7.750% due 02/01/2032		3,400	3,302
8.375% due 01/19/2036		240	232
8.875% due 01/13/2033 (h)		500	510

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,200	1,300

GN Bondco LLC
9.500% due 10/15/2031 (h)		$3,530	3,721

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (h)		6,800	6,289

JetBlue Airways Corp.
9.875% due 09/20/2031 (h)		8,630	9,178

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		4,100	2,501
11.750% due 10/15/2028 «		765	673

Petroleos Mexicanos
6.700% due 02/16/2032 (h)		1,978	1,722
6.840% due 01/23/2030 (h)		800	731
8.750% due 06/02/2029 (h)		1,489	1,493

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (h)		1,500	1,461

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	59

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ProFrac Holdings LLC
11.555% (TSFR3M + 7.250%) due 01/23/2029 ~(h)		$2,950	$3,053

Rivian Holdings LLC
10.502% due 10/15/2026 •(h)		3,200	3,223

Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	100	77
2.625% due 01/24/2032	GBP	100	93
4.375% due 01/18/2031	EUR	100	80
5.125% due 09/28/2037	GBP	200	198
7.750% due 04/30/2044		400	419
9.750% due 04/30/2028 «		249	291

U.S. Renal Care, Inc.
10.625% due 06/28/2028		$4,470	3,833

Vale SA
0.000% due 12/29/2049 ~(f)	BRL	10,300	591

Venture Global LNG, Inc.
9.500% due 02/01/2029 (h)		$3,008	3,327
9.875% due 02/01/2032 (h)		1,580	1,735

Viridien
7.750% due 04/01/2027	EUR	3,133	3,246
8.750% due 04/01/2027 (h)		$2,767	2,723

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(a)(b)		7,105	5,868

Yinson Boronia Production BV
8.947% due 07/31/2042 (h)		1,300	1,358

			99,611

UTILITIES 4.1%

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (a)(h)		14,995	13,509

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (a)		32,671	3,635

Peru LNG SRL
5.375% due 03/22/2030		9,701	8,946

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,600	1,655

			27,745

Total Corporate Bonds & Notes (Cost $221,372)			184,186

U.S. GOVERNMENT AGENCIES 6.4%

Freddie Mac
4.500% due 02/25/2059 - 11/25/2061 ~(h)		14,881	13,117
4.750% due 08/25/2058 ~(h)		8,337	7,939
8.319% due 02/25/2042 •(h)		1,900	1,995
9.319% due 02/25/2042 •(h)		1,200	1,263
10.069% due 01/25/2034 •(h)		900	1,045
11.669% due 01/25/2042 •		2,000	2,141
12.069% due 10/25/2041 •(h)		7,400	7,971
12.369% due 11/25/2041 •(h)		6,229	6,756
13.069% due 02/25/2042 •(h)		800	883

Total U.S. Government Agencies (Cost $41,888)			43,110

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.2%

225 Liberty Street Trust
4.649% due 02/10/2036 ~(h)		14,239	11,613

245 Park Avenue Trust
3.657% due 06/05/2037 ~(h)		2,680	2,450

Ashford Hospitality Trust
7.445% due 06/15/2035 •		1,000	989
7.670% due 04/15/2035 •(h)		14,536	14,429

BAMLL Commercial Mortgage Securities Trust
7.022% due 03/15/2037 •		2,000	1,978
7.222% due 03/15/2037 •(h)		3,000	2,922

Banc of America Funding Trust
6.500% due 07/25/2047		838	623

Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(h)		4,785	3,140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~(h)		$5,370	$3,785

BCAP LLC Trust
0.958% due 11/27/2036 •(h)		38,346	8,084
3.990% due 04/25/2038 ~(h)		3,211	2,484

Beast Mortgage Trust
7.962% due 03/15/2036 •(h)		6,750	3,857
8.962% due 03/15/2036 •		2,500	1,254
9.898% due 02/15/2037 •(h)		8,800	2,384
10.898% due 02/15/2037 •		1,500	327

Benchmark Mortgage Trust
3.440% due 08/15/2052 ~(h)		9,600	9,175

Beneria Cowen & Pritzer Collateral Funding Corp.
8.150% due 06/15/2038 •(h)		5,500	1,691

BMO Mortgage Trust
3.269% due 02/17/2055 ~(h)		9,615	8,268
3.939% due 02/17/2055 ~(h)		11,000	7,822

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •(h)		8,500	8,404

Canada Square Funding PLC
7.154% due 12/17/2057 ~	GBP	2,000	2,504

Colony Mortgage Capital Ltd.
6.872% due 11/15/2038 •(h)		$2,300	2,145
7.568% due 11/15/2038 •(h)		3,400	2,980

COLT Mortgage Loan Trust
4.714% due 03/25/2067 ~		7,200	6,488

Connecticut Avenue Securities Trust
9.819% due 03/25/2042 •(h)		2,000	2,152
10.569% due 10/25/2041 •(h)		4,755	5,003
14.069% due 03/25/2042 •(h)		5,200	5,830

Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 01/25/2038 (h)		14,401	6,924

Credit Suisse Mortgage Capital Mortgage-Backed Trust
7.994% due 07/15/2032 •(h)		12,000	11,731

DOLP Trust
3.704% due 05/10/2041 ~(h)		14,250	8,299

Extended Stay America Trust
8.211% due 07/15/2038 •(h)		10,279	10,350

GSMSC Resecuritization Trust
5.312% due 11/26/2037 •(h)		13,204	12,330

JP Morgan Chase Commercial Mortgage Securities Trust
6.745% due 12/15/2031 •(h)		5,211	5,016
6.952% due 06/15/2038 •(h)		3,276	2,715
7.612% due 03/15/2036 •(h)		2,000	942
8.152% due 06/15/2038 •		250	156
8.362% due 03/15/2036 •(h)		19,256	7,738
9.362% due 03/15/2036 •		1,325	211

MRCD Mortgage Trust
2.718% due 12/15/2036 (h)		16,198	9,157

New Orleans Hotel Trust
7.134% due 04/15/2032 •(h)		7,900	7,444

New Residential Mortgage Loan Trust
3.859% due 11/25/2059 ~		15,500	7,814

SFO Commercial Mortgage Trust
6.911% due 05/15/2038 •		340	325
7.411% due 05/15/2038 •(h)		6,500	5,779

Stratton Hawksmoor PLC
6.727% due 02/25/2053 •	GBP	3,800	4,696
7.477% due 02/25/2053 •		8,379	10,318

Uropa Securities PLC
4.615% due 10/10/2040 •	EUR	2,640	2,460

WaMu Mortgage Pass-Through Certificates Trust
5.353% due 10/25/2045 •(h)		$7,483	6,393

Wells Fargo Commercial Mortgage Trust
3.860% due 09/15/2031 ~(h)		1,500	1,448
4.928% due 12/15/2039 ~(h)		8,600	7,430

Total Non-Agency Mortgage-Backed Securities (Cost $302,849)			252,457

ASSET-BACKED SECURITIES 33.8%

AUTOMOBILE ABS OTHER 0.9%

Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		391	397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flagship Credit Auto Trust
0.000% due 06/15/2029 «(e)		$25	$312

Huntington Bank Auto Credit-Linked Notes Trust
7.205% due 10/20/2032 •		880	882

Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032		1,000	1,007
7.762% due 06/15/2032		1,000	1,011
10.171% due 06/15/2032		1,295	1,317
13.030% due 06/15/2032		1,500	1,516

			6,442

HOME EQUITY OTHER 20.4%

ACE Securities Corp. Home Equity Loan Trust
4.873% due 04/25/2036 •(h)		24,347	18,321
4.893% due 08/25/2036 •(h)		21,042	4,805

Aegis Asset-Backed Securities Trust
5.428% due 06/25/2035 •(h)		4,500	1,280

Bear Stearns Asset-Backed Securities Trust
5.503% due 07/25/2034 •(h)		4,320	4,413

BNC Mortgage Loan Trust
4.743% due 05/25/2037 •(h)		16,250	13,360

Countrywide Asset-Backed Certificates Trust
4.713% due 06/25/2047 •(h)		14,977	12,456
4.828% due 06/25/2047 •(h)		10,470	8,956
4.948% due 03/25/2037 •(h)		11,266	11,082
5.423% due 08/25/2047 •(h)		2,000	1,689

GSAMP Trust
4.873% due 05/25/2046 •(h)		10,680	8,660
5.398% due 07/25/2045 •(h)		15,226	11,504

Home Equity Mortgage Loan Asset-Backed Trust
5.368% due 10/25/2035 •(h)		11,200	9,751

HSI Asset Securitization Corp. Trust
5.263% due 12/25/2035 •(h)		13,243	10,364

Long Beach Mortgage Loan Trust
6.028% due 02/25/2035 •(h)		10,158	8,554

Merrill Lynch Mortgage Investors Trust
5.503% due 04/25/2036 •(h)		5,976	4,992

Saxon Asset Securities Trust
4.743% due 01/25/2047 •(h)		1,711	1,624

Structured Asset Securities Corp. Mortgage Loan Trust
5.878% due 02/25/2036 •(h)		6,876	6,613

			138,424

WHOLE LOAN COLLATERAL 5.2%

First Franklin Mortgage Loan Trust
4.763% due 10/25/2036 •(h)		15,000	11,992

PRET LLC
6.170% due 07/25/2051 þ(h)		11,600	11,568

PRPM LLC
6.291% due 02/25/2027 þ(h)		3,000	2,990

Securitized Asset-Backed Receivables LLC Trust
5.053% due 11/25/2035 •(h)		5,607	4,622

Specialty Underwriting & Residential Finance Trust
6.253% due 12/25/2035 •(h)		4,650	4,278

			35,450

OTHER ABS 7.3%

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(e)		5	2,597
6.610% due 06/25/2054 «		635	635
8.660% due 06/25/2054 «		914	939

Cologix Canadian Issuer LP
7.740% due 01/25/2052	CAD	5,400	3,594

Deer Park CLO DAC
0.000% due 10/15/2034 ~	EUR	4,000	2,654

Duke Funding Ltd.
8.500% due 04/08/2039 •(h)		$125,567	9,980

GreenSky Home Improvement Trust
7.330% due 06/25/2059		500	513

LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(e)		7,600	773

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2028 «(e)		$7,554	$697

RR 1 Ltd.
0.000% due 07/15/2117 ~		3,200	1,144

RR 17 Ltd.
0.000% due 07/15/2034 ~		4,000	2,300

RR 7 Ltd.
0.000% due 01/15/2120 ~		14,600	6,788

SMB Private Education Loan Trust
0.000% due 11/16/2054 «(e)		9	8,028
0.000% due 02/16/2055 «(e)		5	4,784
5.950% due 02/16/2055 (h)		4,280	4,123

			49,549

Total Asset-Backed Securities (Cost $271,123)			229,865

SOVEREIGN ISSUES 3.3%

Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,800	1,649

El Salvador Government International Bond
9.250% due 04/17/2030		$2,600	2,759
9.650% due 11/21/2054		1,500	1,584

Nigeria Government International Bond
9.625% due 06/09/2031		300	300
10.375% due 12/09/2034		2,700	2,760

Russia Government International Bond
5.625% due 04/04/2042		8,800	6,028
5.875% due 09/16/2043		200	137

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	240,100	6,716
50.485% (BISTREFI) due 05/17/2028 ~		27,900	779

Total Sovereign Issues (Cost $19,083)			22,712

		SHARES
COMMON STOCKS 10.8%

COMMUNICATION SERVICES 1.9%

Oi SA (c)		6,837,091	1,483

Syniverse Holdings, Inc. «(g)		11,328,017	11,207

			12,690

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

West Marine «(c)(g)	8,371	$53

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(c)(g)	39,030,044	0

FINANCIALS 1.1%

Banca Monte dei Paschi di Siena SpA	1,073,500	7,568

MNEQ Holdings, Inc. «(c)(g)	3,863	16

		7,584

HEALTH CARE 4.8%

Amsurg Equity «(c)(g)	718,727	32,930

INDUSTRIALS 3.0%

Clover Holdings, Inc. «(c)(g)	9,785	201

Market Garden Dogwood LLC †«‡(g)	19,000,000	20,175

		20,376

Total Common Stocks (Cost $62,597)		73,633

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	14,259	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.1%

ADLER Group SA «(c)	3,298,852	0

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(f)	728,525	839

		839

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.4%

SVB Financial Trust
0.000% due 11/07/2032 (e)	19,600	$0
11.000% due 11/07/2032	4,403	2,202

		2,202

Total Preferred Securities (Cost $3,531)		3,041

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.376% due 02/27/2025 - 03/06/2025 (d)(e)(k)	$2,698	2,678

Total Short-Term Instruments (Cost $2,678)		2,678

Total Investments in Securities (Cost $1,135,205)		1,013,121

	SHARES
INVESTMENTS IN AFFILIATES 15.7%

SHORT-TERM INSTRUMENTS 15.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.7%

PIMCO Short-Term Floating NAV Portfolio III	10,983,926	106,950

Total Short-Term Instruments (Cost $106,903)		106,950

Total Investments in Affiliates (Cost $106,903)		106,950

Total Investments 164.9% (Cost $1,242,108)		$1,120,071

Financial Derivative Instruments (i)(j) 0.3% (Cost or Premiums, net $14,305)		1,994

Other Assets and Liabilities, net (65.2)%		(442,706)

Net Assets 100.0%		$679,359

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†
Represents
co-investment
made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Financial Statements.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

‡	Insurance-Linked Investments.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	61

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$30,032	$32,930	4.85%
Clover Holdings, Inc.	12/09/2024	147	201	0.03
Market Garden Dogwood LLC	03/13/2024	19,000	20,175	2.97
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	43	16	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	11,162	11,207	1.65
West Marine	09/12/2023	120	53	0.01

		$60,504	$64,582	9.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOS	5.660%	01/03/2025	05/02/2025		$	(3,292)	$(3,292)
	5.710	12/05/2024	01/03/2025			(3,371)	(3,386)
BPS	5.060	10/09/2024	02/07/2025			(4,299)	(4,351)
	5.150	10/24/2024	01/24/2025			(2,766)	(2,793)
	5.690	11/18/2024	05/16/2025			(13,092)	(13,187)
	5.710	07/16/2024	01/14/2025			(1,095)	(1,127)
	5.710	10/24/2024	04/22/2025			(49,978)	(50,569)
	5.810	10/24/2024	04/22/2025			(2,402)	(2,431)
	6.010	11/18/2024	05/16/2025			(573)	(578)
BRC	2.500	12/20/2024	TBD	(2)		(1,416)	(1,417)
	5.660	12/03/2024	04/02/2025			(4,285)	(4,305)
	5.710	12/09/2024	04/08/2025			(4,039)	(4,055)
	5.710	12/20/2024	04/21/2025			(26,613)	(26,668)
	5.760	12/18/2024	04/21/2025			(4,577)	(4,588)
	5.760	12/20/2024	04/21/2025			(6,383)	(6,396)
	5.840	09/23/2024	01/21/2025			(2,082)	(2,117)
	5.930	10/08/2024	01/08/2025			(5,919)	(6,003)
BYR	4.940	11/21/2024	02/21/2025			(15,001)	(15,090)
	4.960	11/19/2024	02/19/2025			(350)	(352)
	4.960	11/20/2024	02/20/2025			(378)	(381)
	4.960	11/21/2024	02/21/2025			(12,264)	(12,336)
	4.960	12/12/2024	02/21/2025			(1,744)	(1,749)
	4.980	10/31/2024	01/09/2025			(7,021)	(7,083)
	4.990	12/31/2024	02/21/2025			(2,595)	(2,596)
DBL	5.556	12/09/2024	02/07/2025			(9,412)	(9,447)
	5.663	12/20/2024	02/14/2025			(7,813)	(7,829)
	5.956	12/09/2024	02/07/2025			(7,264)	(7,293)
	6.056	12/09/2024	02/07/2025			(8,619)	(8,654)
DEU	4.650	12/20/2024	TBD	(2)		(1,291)	(1,293)
	4.750	12/20/2024	TBD	(2)		(6,403)	(6,414)
GLM	5.613	10/29/2024	07/29/2025			(3,903)	(3,943)
	6.521	05/24/2024	02/18/2025			(5,105)	(5,311)
IND	5.110	12/24/2024	03/24/2025			(1,566)	(1,568)
MEI	3.250	12/18/2024	01/10/2025		EUR	(3,637)	(3,773)
	3.300	12/18/2024	01/10/2025			(813)	(843)
	3.450	12/18/2024	01/10/2025			(10,849)	(11,254)
	5.200	12/20/2024	03/20/2025		GBP	(2,994)	(3,756)
	5.210	12/20/2024	03/20/2025			(1,650)	(2,069)
	5.380	12/20/2024	02/20/2025			(6,038)	(7,574)
MSB	3.513	12/18/2024	03/18/2025		EUR	(1,858)	(1,928)
	5.560	12/09/2024	06/09/2025		$	(1,958)	(1,965)
	5.660	09/17/2024	03/17/2025			(2,376)	(2,419)
	5.710	10/29/2024	04/28/2025			(13,993)	(14,147)
	5.760	10/29/2024	04/28/2025			(1,962)	(1,984)
	5.810	10/29/2024	04/28/2025			(11,726)	(11,857)
MZF	5.410	12/17/2024	06/11/2025			(70,875)	(71,045)
RBC	5.930	11/08/2024	05/06/2025			(3,882)	(3,918)
	5.930	12/20/2024	06/20/2025			(672)	(674)
RTA	5.110	12/10/2024	04/07/2025			(5,197)	(5,214)
	5.160	12/19/2024	04/07/2025			(1,724)	(1,728)
	5.610	12/10/2024	04/07/2025			(1,943)	(1,950)

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
	5.630%	11/01/2024	05/01/2025		$	(1,196)	$(1,208)
	5.680	11/01/2024	05/01/2025			(1,238)	(1,250)
SOG	4.600	12/20/2024	TBD	(2)		(1,283)	(1,285)
	5.170	10/08/2024	01/08/2025			(967)	(979)
	5.170	10/24/2024	01/24/2025			(1,378)	(1,392)
	5.560	11/07/2024	05/07/2025			(755)	(762)
	5.610	11/07/2024	05/07/2025			(5,040)	(5,087)
	5.610	11/21/2024	05/20/2025			(3,030)	(3,050)
UBS	3.130	12/18/2024	TBD	(2)	EUR	(438)	(454)
	3.150	12/18/2024	TBD	(2)		(1,489)	(1,544)
	3.200	12/18/2024	TBD	(2)		(1,756)	(1,821)
	3.231	12/06/2024	02/06/2025			(704)	(731)
	5.630	12/05/2024	03/05/2025		$	(9,995)	(10,039)
	5.640	10/16/2024	04/16/2025			(8,976)	(9,085)
	5.680	10/23/2024	01/23/2025			(8,223)	(8,315)
	5.780	10/23/2024	01/23/2025			(1,911)	(1,933)
	5.830	10/23/2024	01/23/2025			(3,089)	(3,124)

Total Reverse Repurchase Agreements							$(428,759)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(6,678)	$0	$(6,678)	$4,121	$(2,557)
BPS	0	(75,036)	0	(75,036)	95,553	20,517
BRC	0	(55,549)	0	(55,549)	74,401	18,852
BYR	0	(39,587)	0	(39,587)	46,691	7,104
DBL	0	(33,223)	0	(33,223)	45,002	11,779
DEU	0	(7,707)	0	(7,707)	9,289	1,582
GLM	0	(9,254)	0	(9,254)	12,617	3,363
IND	0	(1,568)	0	(1,568)	1,811	243
MEI	0	(29,269)	0	(29,269)	36,650	7,381
MSB	0	(34,300)	0	(34,300)	49,682	15,382
MZF	0	(71,045)	0	(71,045)	94,061	23,016
RBC	0	(4,592)	0	(4,592)	6,875	2,283
RTA	0	(11,350)	0	(11,350)	13,831	2,481
SOG	0	(12,555)	0	(12,555)	16,946	4,391
UBS	0	(37,046)	0	(37,046)	47,706	10,660

Total Borrowings and Other Financing Transactions	$0	$(428,759)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(28,117)	$(38,423)	$(19,626)	$(86,166)
Non-Agency Mortgage-Backed Securities	0	(16,119)	(35,045)	(126,250)	(177,414)
Asset-Backed Securities	0	(9,886)	(31,274)	(118,452)	(159,612)
Sovereign Issues	0	0	0	(1,544)	(1,544)
Preferred Securities	0	0	(731)	0	(731)

Total Borrowings	$0	$(54,122)	$(105,473)	$(265,872)	$(425,467)

Payable for reverse repurchase agreements (4)					$(425,467)

(h)	Securities with an aggregate market value of $556,591 and cash of $1,651 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(468,709) at a weighted average interest rate of 5.957%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	63

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,292) is outstanding at period end.
(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	67	$(16,023)	$100	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	18	(4,322)	81	0	0
3-Month SOFR Active Contract June Futures	09/2025	41	(9,835)	113	1	0
3-Month SOFR Active Contract March Futures	06/2025	44	(10,541)	105	0	0
3-Month SOFR Active Contract March Futures	06/2026	16	(3,843)	70	0	0
3-Month SOFR Active Contract September Futures	12/2025	13	(3,121)	59	0	0

Total Futures Contracts				$528	$1	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,700	$31	$(42)	$(11)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	16,200	2	473	475	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,600	1	124	125	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		239,300	2,405	(4,587)	(2,182)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		84,900	1,218	(2,173)	(955)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(26)	53	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25,600	6,320	3,590	9,910	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		17,400	4,191	2,278	6,469	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052		22,900	40	2,152	2,192	28	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	2,183	2,859	0	(27)
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		22,900	313	892	1,205	0	(27)

Total Swap Agreements							$15,171	$4,943	$20,114	$90	$(184)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$90	$91	$0	$0	$(184)	$(184)

Cash of $7,830 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information
(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2025	HKD	27,763		$3,573	$0	$(4)

BPS	01/2025		$2,421	CAD	3,479	0	0
	05/2029	KWD	238		$820	19	0
	07/2029		17		60	1	0

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	01/2025	CAD	8,208		$5,830	$117	$0
	01/2025	TRY	6,238		168	0	(6)
	01/2025		$700	EUR	670	0	(5)
	02/2025	TRY	3,991		$106	0	(3)
	02/2025		$2,046	TRY	78,569	103	0
	03/2025	TRY	53,731		$1,395	0	(18)
	03/2025		$1,431	TRY	54,739	17	0

CBK	01/2025		847	EUR	804	0	(13)

JPM	02/2025		1,219	TRY	49,116	127	0
	05/2025		6,061		265,920	639	0

MBC	01/2025	EUR	93,050		$98,039	1,607	0
	01/2025		$399	EUR	383	0	(2)
	02/2025	HKD	24,210		$3,117	0	(2)

SCX	01/2025	GBP	3,855		4,892	67	0

UAG	02/2025		$467	TRY	19,082	54	0

Total Forward Foreign Currency Contracts						$2,751	$(53)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.056%	$900	$(174)	$81	$0	$(93)

BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.351	3,000	(521)	93	0	(428)

	Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.581	800	(171)	39	0	(132)

							$(866)	$213	$0	$(653)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	204	$0	$8	$8	$0

BPS	Pay	Veritas US Inc.	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	38	0	34	34	0

							$0	$42	$42	$0

Total Swap Agreements							$(866)	$255	$42	$(653)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)
BPS	20	0	42	62	0	0	(93)	(93)	(31)	(280)	(311)
BRC	237	0	0	237	(32)	0	(560)	(592)	(355)	332	(23)
CBK	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
JPM	766	0	0	766	0	0	0	0	766	(660)	106
MBC	1,607	0	0	1,607	(4)	0	0	(4)	1,603	(1,170)	433
SCX	67	0	0	67	0	0	0	0	67	0	67
UAG	54	0	0	54	0	0	0	0	54	0	54

Total Over the Counter	$2,751	$0	$42	$2,793	$(53)	$0	$(653)	$(706)

(k)
Securities with an aggregate market value of $332 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	65

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	90	90

	$0	$0	$0	$0	$91	$91

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,751	$0	$2,751
Swap Agreements	0	0	0	0	42	42

	$0	$0	$0	$2,751	$42	$2,793

	$0	$0	$0	$2,751	$133	$2,884

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$184	$184

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53	$0	$53
Swap Agreements	0	653	0	0	0	653

	$0	$653	$0	$53	$0	$706

	$0	$653	$0	$53	$184	$890

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$261	$261
Swap Agreements	0	0	0	0	6,268	6,268

	$0	$0	$0	$0	$6,529	$6,529

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,037	$0	$5,037
Swap Agreements	0	581	0	0	10	591

	$0	$581	$0	$5,037	$10	$5,628

	$0	$581	$0	$5,037	$6,539	$12,157

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(258)	$(258)
Swap Agreements	0	0	0	0	(5,625)	(5,625)

	$0	$0	$0	$0	$(5,883)	$(5,883)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$608	$0	$608
Swap Agreements	0	139	0	0	442	581

	$0	$139	$0	$608	$442	$1,189

	$0	$139	$0	$608	$(5,441)	$(4,694)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$108,475	$92,964	$201,439
Corporate Bonds & Notes
Banking & Finance	0	56,830	0	56,830
Industrials	0	90,278	9,333	99,611
Utilities	0	27,745	0	27,745
U.S. Government Agencies	0	43,110	0	43,110
Non-Agency Mortgage-Backed Securities	0	252,457	0	252,457
Asset-Backed Securities
Automobile ABS Other	0	6,130	312	6,442
Home Equity Other	0	138,424	0	138,424
Whole Loan Collateral	0	35,450	0	35,450
Other ABS	0	31,096	18,453	49,549
Sovereign Issues	0	22,712	0	22,712
Common Stocks
Communication Services	1,483	0	11,207	12,690
Consumer Discretionary	0	0	53	53
Financials	7,568	0	16	7,584
Health Care	0	0	32,930	32,930
Industrials	0	0	20,376	20,376
Preferred Securities
Banking & Finance	0	839	0	839
Industrials	0	2,202	0	2,202
Short-Term Instruments
U.S. Treasury Bills	0	2,678	0	2,678

	$9,051	$818,426	$185,644	$1,013,121

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106,950	$0	$0	$106,950

Total Investments	$116,001	$818,426	$185,644	$1,120,071

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	91	0	91
Over the counter	0	2,793	0	2,793

	$0	$2,884	$0	$2,884

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(184)	0	(184)
Over the counter	0	(706)	0	(706)

	$0	$(890)	$0	$(890)

Total Financial Derivative Instruments	$0	$1,994	$0	$1,994

Totals	$116,001	$820,420	$185,644	$1,122,065

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$64,353	$32,653	$(31,577)	$217	$250	$12,095	$28,542	$(13,569)	$92,964	$(577)
Corporate Bonds & Notes
Banking & Finance	17,280	0	(17,020)	0	0	(260)	0	0	0	0
Industrials	6,466	301	0	0	0	(608)	3,174	0	9,333	(607)
Asset-Backed Securities
Automobile ABS Other	923	0	0	0	0	(611)	0	0	312	(608)
Other ABS	17,515	0	0	0	0	(637)	1,575	0	18,453	(637)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	67

Consolidated Schedule of Investments	PIMCO Access Income Fund	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Common Stocks
Communication Services (2)	$10,191	$666	$0	$0	$0	$350	$0	$0	$11,207	$350
Consumer Discretionary (3)	53	0	0	0	0	0	0	0	53	0
Financials	0	43	0	0	0	(27)	0	0	16	(27)
Health Care	35,580	0	0	0	0	(2,650)	0	0	32,930	(2,650)
Industrials (4)	18,732	147	0	0	0	1,497	0	0	20,376	1,497

Totals	$171,093	$33,810	$(48,597)	$217	$250	$9,149	$33,291	$(13,569)	$185,644	$(3,259)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$99	Comparable Companies	EBITDA Multiple	X	13.750	—
	37,061	Discounted Cash Flow	Discount Rate		5.270-25.430	9.248
	242	Expected Recovery	Recovery Rate		15.419	—
	2,126	Indicative Market Quotation	Broker Quote		82.000	—
	361	Other Valuation Techniques (5)	—		—	—
	8,393	Proxy Pricing	Base Price		98.286-100.000	99.663
	4,474	Recent Transaction	Purchase Price		98.000-99.500	98.546
	40,208	Third Party Vendor	Broker Quote		99.188-116.500	110.847
Corporate Bonds & Notes
Industrials	5,868	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	1.000/9.750	—
	2,501	Indicative Market Quotation	Broker Quote		61.000	—
	964	Other Valuation Techniques (5)	—		—	—
Asset-Backed Securities
Automobile ABS Other	312	Discounted Cash Flow	Discount Rate		16.000	—
Other ABS	18,453	Discounted Cash Flow	Discount Rate		6.720-15.000	12.860
Common Stocks
Communication Services	11,207	Discounted Cash Flow	Discount Rate		12.280	—
Consumer Discretionary	53	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue Multiple	%/X	20.750/0.500	—
Financials	16	Other Valuation Techniques (5)	—		—	—
Health Care	32,930	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	201	Other Valuation Techniques (5)	—		—	—
	20,175	Sum of the Parts	Discount Rate/Mortality Assumption		15.323/2015 ANB VBT Mortality Table	—

Total	$185,644

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Communication Services since prior fiscal year end.
(3)	Sector type updated from Utilities to Consumer Discretionary since prior fiscal year end.
(4)	Sector type updated from Financials to Industrials since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 35.2%

Advanz Pharma Corp.
7.559% (EUR003M + 4.500%) due 10/17/2031 ~	EUR	3,700	$3,839

AI Silk Midco Ltd.
8.101% (EUR006M + 4.750%) due 03/04/2031 ~		1,900	1,966

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$30,300	30,181

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	398	337
10.147% due 08/15/2028 ~		$52,675	42,443

AP Core Holdings LLC
9.971% due 09/01/2027 ~		2,782	2,708

Applegreen Ireland
7.363% (EUR003M + 2.970%) due 06/29/2026 «~	EUR	7,407	7,515
8.700% due 06/29/2026 «	GBP	2,500	3,068

Barnes Group, Inc.
TBD% due 12/10/2031 ~		$5,000	5,010

Central Parent LLC
TBD% due 07/06/2029 ~		10,000	9,883

CIRCOR International, Inc.
TBD% due 06/20/2029 «µ		1,066	1,092

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		6,575	6,564
8.428% due 11/01/2031 ~		49,200	49,815

Comexposium
4.414% (EUR003M + 2.970%) due 03/28/2025 «~	EUR	11,174	13,484
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		83,116	100,301

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$79,200	79,413
14.213% due 06/30/2028 «~		20,562	21,713

Databricks, Inc.
TBD% due 12/20/2030 «µ		2,809	2,795
TBD% due 12/20/2030 «		12,691	12,628

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		10,084	1,555

Encina Private Credit LLC
TBD% due 11/30/2025 «µ		1,810	1,778

Endure Digital, Inc.
8.138% due 02/10/2028 «~		68,460	56,137

Envision Healthcare Corp.
11.382% due 07/20/2026 «~		15,953	15,953
12.507% due 11/03/2028 ~		113,385	115,086
12.697% due 12/30/2027 ~		57,810	58,677

EP Purchaser LLC
9.090% due 11/06/2028 ~		1,700	1,711

Espai Barca Fondo De Titulizacion
TBD% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	22,197	27,006

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		$109	109
TBD% due 09/13/2029 «~		1,387	1,409

First Brands Group LLC
9.847% due 03/30/2027 ~		8,253	7,756

Forward Air Corp.
9.085% due 12/19/2030 ~		18,400	18,499

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~		24,474	21,873

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		67,816	68,971

GIP II Blue Holding LP
8.107% due 09/29/2028 ~		2	2

Gray Television, Inc.
9.803% due 06/04/2029 ~		12,104	11,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harp Finco Ltd.
TBD% due 01/30/2032 «µ	GBP	19,324	$23,708

Hudson’s Bay Co.
TBD% due 04/03/2026		$15,787	15,787

iHeartCommunications, Inc.
7.687% due 05/01/2026 ~		3,648	3,261
7.721% due 05/01/2026 ~		12,311	10,993

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		87,420	71,685

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		9,370	9,452

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		385	197
8.472% due 12/31/2027 ~		6,411	2,581

LifeMiles Ltd.
10.026% due 08/30/2026 ~		10,758	10,776

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		25,583	25,706

Lumen Technologies, Inc.
TBD% due 04/15/2030 ~		56,684	52,937
6.821% due 04/15/2029 ~		27,809	26,205

MH SUB I LLC
TBD% due 12/11/2031 ~		5,000	4,964

Modena Buyer LLC
8.857% due 07/01/2031 ~		525	510

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		9,377	8,094

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	48,500	60,224

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	76,460	51,722

Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032 ~		$3,500	3,557
7.579% due 10/28/2030 ~		2,294	2,312

Project Quasar Pledgco SLU
6.137% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	13,153	12,762

Promotora de Informaciones SA
8.189% (EUR006M + 5.000%) due 06/30/2026 «~		5,200	5,386
8.439% (EUR003M + 5.220%) due 12/31/2026 ~		110,716	113,538

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(c)		5,087	5,015

PURIS LLC
9.075% (TSFR3M + 4.750%) due 06/30/2031 «~		$12,534	12,589

Quantum Bidco Ltd.
10.727% due 01/31/2028 ~	GBP	15,500	19,380

Republic of Cote d’lvoire
8.268% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	500	523

Republic of Kenya
9.849% (PRIME + 5.400%) due 05/12/2028 «~		$5,000	4,969

Sandisk Corp.
TBD% due 12/13/2031 ~		5,000	4,923

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	16,200	16,562
10.085% due 03/29/2030 ~		$54,969	52,564

Softbank Vision Fund II
6.000% due 12/23/2025 «~		26,327	25,989

Sophia LP
9.107% due 11/15/2032 ~		2,100	2,146

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		2,593	2,585

Steenbok Lux Finco 2 SARL
8.077% (EUR006M + 5.500%) due 06/30/2026 ~	EUR	27,900	28,943
10.000% due 06/30/2026		53,376	9,966
10.000% due 06/30/2026 ~		236,186	79,168

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	52,304	$54,315

Sunseeker
5.550% due 10/31/2028 «		$7,171	7,034

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		111,056	111,531

Thames Water Utilities Ltd.
TBD% due 11/30/2025 «~µ	GBP	7,900	7,863

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	59,100	60,626
TBD% due 12/04/2031 ~		$9,500	9,405

TransDigm, Inc.
6.829% due 01/19/2032 ~		4,988	5,004

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		161,788	151,954

Unicorn Bay
13.000% due 12/31/2026 «	HKD	392,356	50,564

Upfield BV
8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	1,900	1,973

Vantive Health LLC
TBD% due 07/23/2029 «µ		$2,245	2,213
TBD% due 07/23/2031 «		12,455	12,256

Veritas U.S., Inc.
TBD% due 12/18/2027		675	679
TBD% due 12/09/2029		2,019	2,013

Veritiv Corp.
8.829% due 11/30/2030 ~		1,297	1,302

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		50,319	53,868

Westmoreland Coal Co.
8.000% due 03/15/2029		7,352	4,595

Zuora, Inc.
TBD% due 12/13/2031 ~		5,000	4,987

Total Loan Participations and Assignments (Cost $2,243,436)			2,126,624

CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 5.2%

Adler Financing SARL
4.250% due 12/31/2029	EUR	600	617
12.500% due 12/31/2028		38,757	41,520

ADLER Real Estate GmbH
3.000% due 04/27/2026		25,200	24,995

Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$1,250	1,306
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		1,300	1,379

Ambac Assurance Corp.
5.100% due 12/31/2099 (i)		185	256

Armor Holdco, Inc.
8.500% due 11/15/2029 (l)		10,500	10,654

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		600	600
14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		500	524

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	3,471	3,607

Bayou Re Ltd.
12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		$250	268
22.784% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		250	286

BOI Finance BV
7.500% due 02/16/2027	EUR	10,000	10,106

Bonanza RE Ltd.
4.284% (T-BILL 3MO) due 01/08/2026 ~		$400	320

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	69

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		$6,500	$6,765

Charles River Re Ltd.
11.064% due 05/10/2031 •		250	257

CI Financial Corp.
7.500% due 05/30/2029 (l)		900	943

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		400	52
4.450% due 08/17/2026 ^(d)		300	39
5.250% due 05/13/2026 ^(d)		200	26

Claveau Re Ltd.
21.564% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		6,615	5,886

Corestate Capital Holding SA (10.000% Cash or 11.000% PIK)
10.000% due 12/31/2026 (c)	EUR	466	434

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (c)		318	133

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		$200	21
3.125% due 10/22/2025 ^(d)		1,200	119
3.875% due 10/22/2030 ^(d)		800	84
4.800% due 08/06/2030 ^(d)		200	21
6.150% due 09/17/2025 ^(d)		1,000	105

Credit Suisse AG AT1 Claim		5,060	633

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,100	1,105

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		4,260	4,441
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		4,260	4,434
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		4,260	4,416

Fairfax India Holdings Corp.
5.000% due 02/26/2028 (l)		12,350	11,631

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (l)		1,700	1,656

Hudson Pacific Properties LP
3.950% due 11/01/2027 (l)		200	174
5.950% due 02/15/2028 (l)		200	171

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		3,200	3,458
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		3,200	2,944

Jefferson Capital Holdings LLC
6.000% due 08/15/2026 (l)		5,293	5,303

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	2,463	2,538

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$5,800	5,902

Longleaf Pine Re Ltd.
21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		700	782

Nature Coast Re Ltd.
14.314% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		824	854

Orange Capital RE DAC
3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	300	312

Palm RE Ltd.
13.814% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		$250	262

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)(l)		4,677	3,169

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,300	2,392

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		$6,500	$6,773

PRA Group, Inc.
8.875% due 01/31/2030 (l)		1,100	1,141

Preferred Term Securities Ltd.
5.037% (US0003M + 0.380%) due 09/23/2035 ~		14	14

Purple Re Ltd.
13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	728

Quercus Re DAC
11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	317

Sabine Re Ltd.
12.534% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$300	310

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		11,610	11,397

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (c)		23	3

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (c)		23	3

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (c)		47	6

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (c)		70	8

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (c)		70	7

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (c)		33	3

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	57,661	20,335

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$2,200	2,311
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		1,300	1,344
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		700	730

Uniti Group LP
6.000% due 01/15/2030 (l)		57,451	50,519
6.500% due 02/15/2029 (l)		9,015	8,190
10.500% due 02/15/2028 (l)		25,502	27,219

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		6,800	7,210

Veraison Re Ltd.
16.816% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		4,600	4,947

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		55,021	0

Windmill Re DAC
8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260

			311,675

INDUSTRIALS 18.8%

Altice France Holding SA
8.000% due 05/15/2027		32,700	9,179
10.500% due 05/15/2027		$24,300	7,199

Altice France SA
3.375% due 01/15/2028	EUR	19,400	15,268
4.250% due 10/15/2029		14,500	11,406
5.125% due 01/15/2029		$5,536	4,200
5.125% due 07/15/2029		53,064	39,795
5.500% due 01/15/2028		9,800	7,263
5.500% due 10/15/2029		18,459	13,918
8.125% due 02/01/2027		20,100	16,317

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ams-OSRAM AG
10.500% due 03/30/2029	EUR	12,700	$13,008

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (c)(l)		$6,919	7,262

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (c)(l)		15,004	17,206

CVS Pass-Through Trust
7.507% due 01/10/2032 (l)		1,477	1,556

Deluxe Corp.
8.125% due 09/15/2029 (l)		300	305

Diebold Nixdorf, Inc.
7.750% due 03/31/2030 (l)		700	720

DISH DBS Corp.
5.250% due 12/01/2026		67,915	61,859
5.750% due 12/01/2028		91,806	78,666

Ecopetrol SA
7.750% due 02/01/2032		19,100	18,551
8.375% due 01/19/2036 (l)		1,890	1,824
8.875% due 01/13/2033 (l)		3,500	3,569

Ellucian Holdings, Inc.
6.500% due 12/01/2029 (l)		1,900	1,906

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (c)		624	105

Flora Food Management BV
6.875% due 07/02/2029	EUR	6,200	6,715

Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		$300	240
8.625% due 04/28/2034		1,081	838

GN Bondco LLC
9.500% due 10/15/2031 (l)		23,739	25,025

Goat Holdco LLC
6.750% due 02/01/2032		3,000	2,974

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (c)		2,000	1,999

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (l)		91,639	84,754

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	2,110	2,230

JetBlue Airways Corp.
9.875% due 09/20/2031 (l)		$69,923	74,366

LABL, Inc.
8.625% due 10/01/2031 (l)		585	542

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	6,600	6,700

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		$37,300	22,753
11.750% due 10/15/2028 «		13,109	11,536

Noble Finance LLC
8.000% due 04/15/2030 (l)		2,800	2,831

OneSky Flight LLC
8.875% due 12/15/2029 (l)		600	601

Petroleos Mexicanos
6.700% due 02/16/2032 (l)		14,345	12,490
6.840% due 01/23/2030 (l)		6,700	6,125
8.750% due 06/02/2029 (l)		11,420	11,450

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (l)		11,400	11,102

ProFrac Holdings LLC
11.555% (TSFR3M + 7.250%) due 01/23/2029 ~(l)		22,512	23,300

Rivian Holdings LLC
10.502% due 10/15/2026 •(l)		53,985	54,375

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(d)	GBP	200	175

TGS ASA
8.500% due 01/15/2030		$1,400	1,438

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	900	690
1.250% due 01/31/2032		300	230
1.604% due 12/23/2027		$400	286
2.375% due 04/22/2040	GBP	100	92
2.625% due 01/24/2032		600	560
3.500% due 02/25/2028		300	288

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/18/2027	EUR	500	$397
4.375% due 01/18/2031		1,100	877
4.375% due 07/03/2034	GBP	900	871
4.625% due 06/04/2046		600	583
5.125% due 09/28/2037		300	296
5.500% due 02/11/2041		1,200	1,184
6.500% due 02/09/2032		400	404
7.125% due 04/30/2031		200	204
7.750% due 04/30/2044		400	419
9.750% due 04/30/2028 «		4,468	5,230

Times Square Hotel Trust
8.528% due 08/01/2026		$1,079	1,085

Toll Road Investors Partnership LP
0.000% due 02/15/2043 (g)(l)		21,049	6,209

Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		14,091	13,175
5.750% due 09/30/2039 (l)		47,412	46,239

U.S. Renal Care, Inc.
10.625% due 06/28/2028 (l)		13,209	11,327

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	830,470	47,687

Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$22,668	25,068
9.875% due 02/01/2032 (l)		11,030	12,110

Veritiv Operating Co.
10.500% due 11/30/2030 (l)		600	647

Viridien
7.750% due 04/01/2027	EUR	35,183	36,449
8.750% due 04/01/2027 (l)		$43,214	42,535

Wesco Aircraft Holdings, Inc.
10.500% due 11/15/2026 ^«(d)		2,377	1,963

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(c)(d)		202,913	167,574

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,108	1,089

Yinson Boronia Production BV
8.947% due 07/31/2042 (l)		9,600	10,027
8.947% due 07/31/2042		690	721

YPF Energia Electrica SA
7.875% due 10/16/2032		2,500	2,475

			1,134,632

UTILITIES 2.7%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035 (l)		2,600	2,530

FORESEA Holding SA
7.500% due 06/15/2030 (l)		2,711	2,613

Gazprom PJSC Via Gaz Finance PLC
3.000% due 06/29/2027		200	127

NGD Holdings BV
6.750% due 12/31/2026		4,729	3,736

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (c)(l)		77,743	70,036
10.000% due 06/30/2027 (c)		21,245	19,139

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (c)		140,678	15,651

Peru LNG SRL
5.375% due 03/22/2030		38,548	35,551

Tierra Mojada Luxembourg SARL
5.750% due 12/01/2040 (l)		7,805	7,149

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		8,900	9,208

			165,740

Total Corporate Bonds & Notes (Cost $1,838,731)			1,612,047

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.1%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (c)	EUR	2,423	1,017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PennyMac Corp.
5.500% due 03/15/2026 (l)	$7,700	$7,584

		8,601

INDUSTRIALS 0.4%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (c)	33,700	22,748

Total Convertible Bonds & Notes (Cost $43,811)		31,349

MUNICIPAL BONDS & NOTES 1.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	850	867

MICHIGAN 0.1%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (g)	23,000	3,064

PUERTO RICO 0.4%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	36,543	22,702

WEST VIRGINIA 0.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	355,485	33,118

Total Municipal Bonds & Notes (Cost $64,877)		59,751

U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
0.000% due 10/25/2042 •(l)	1,015	790
1.040% due 08/25/2043 ~(a)	16,919	626
1.237% due 07/25/2041 •(a)(l)	1,476	120
1.317% due 08/25/2038 •(a)	337	20
1.367% due 08/25/2049 •(a)	145	14
1.367% due 07/25/2059 •(a)(l)	5,853	594
1.387% due 10/25/2040 •(a)(l)	1,437	73
1.467% due 02/25/2043 •(a)(l)	1,313	128
1.667% due 12/25/2037 •(a)	30	2
1.739% due 10/25/2060 ~(a)	15,732	1,101
1.837% due 09/25/2037 •(a)(l)	238	15
1.838% due 01/25/2041 •	2,527	2,427
1.917% due 03/25/2040 •(a)(l)	800	38
1.957% due 12/25/2036 •(a)(l)	1,024	103
1.967% due 11/25/2036 •(a)	34	1
2.037% due 06/25/2037 •(a)	139	9
2.297% due 03/25/2038 •(a)(l)	634	66
2.317% due 02/25/2038 •(a)(l)	387	41
3.000% due 01/25/2042 (a)	76	2
3.500% due 08/25/2032 - 06/25/2050 (a)(l)	15,829	2,872
4.000% due 06/25/2050 (a)(l)	1,962	390
4.500% due 04/25/2042 (a)(l)	507	57
5.000% due 01/25/2048 (a)(l)	3,762	776

Freddie Mac
0.000% due 11/15/2048 •(a)	30,706	1,061
0.159% due 09/15/2041 •(l)	602	516
0.700% due 11/25/2055 ~(a)(l)	255,663	15,372
1.238% due 04/15/2039 •(a)(l)	989	97
1.417% due 06/25/2050 •(a)(l)	901	98
1.438% due 01/15/2047 •(a)	224	23
1.467% due 05/25/2050 •(a)	6,331	703
1.488% due 09/15/2042 •(a)(l)	380	27
1.588% due 05/15/2037 •(a)(l)	686	54
1.698% due 05/15/2037 •(a)	38	3
1.731% due 01/25/2051 •(a)	5,830	768
1.731% due 01/25/2051 •(a)(l)	3,192	390

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.758% due 07/15/2036 •(a)(l)	$838	$75
1.868% due 09/15/2036 •(a)(l)	276	26
1.888% due 05/15/2041 •(a)(l)	549	48
1.988% due 04/15/2036 •(a)	134	10
2.010% due 11/25/2045 ~(a)(l)	75,137	3,954
3.000% due 06/25/2050 (a)(l)	10,417	1,838
3.068% due 09/15/2036 •(a)(l)	439	57
3.104% due 10/25/2058 ~	2,133	859
3.161% due 05/25/2057 ~	4,125	1,642
3.500% due 07/25/2050 (a)(l)	21,528	3,790
3.969% due 11/25/2059 ~	12,752	5,583
4.000% due 03/15/2027 (a)	35	1
4.000% due 07/25/2050 (a)(l)	16,888	3,734
4.248% due 05/25/2064 ~	3,998	1,853
4.250% due 09/25/2060 (l)	1,800	1,682
4.250% due 03/25/2061 ~(l)	700	623
4.500% due 11/25/2061 ~(l)	3,900	3,172
5.000% due 05/25/2048 (a)(l)	5,687	918
5.000% due 04/25/2062 ~	3,400	2,912
7.919% due 09/25/2041 •(l)	6,000	6,186
8.319% due 02/25/2042 •(l)	16,000	16,799
9.319% due 02/25/2042 - 01/25/2051 •(l)	8,319	8,896
9.833% due 10/25/2029 •(l)	8,600	9,293
9.916% due 03/25/2061 ~	490	273
10.069% due 01/25/2034 •(l)	2,800	3,252
10.819% due 09/25/2041 •(l)	6,400	6,725
11.569% due 12/25/2041 •	500	535
11.669% due 01/25/2042 •	3,800	4,068
12.069% due 10/25/2041 •(l)	15,600	16,804
12.369% due 11/25/2041 •	18,324	19,876
13.069% due 02/25/2042 •(l)	2,350	2,593
13.245% due 09/25/2060 ~	1,584	1,145
16.004% due 11/25/2060 ~	1,186	850

Ginnie Mae
1.615% due 12/20/2048 •(a)(l)	2,463	208
1.635% due 08/20/2042 •(a)(l)	1,266	119
1.765% due 12/20/2040 •(a)(l)	808	40
2.500% due 09/20/2036 (a)	37,225	3,109
3.500% due 06/20/2042 (a)(l)	158	19

Total U.S. Government Agencies (Cost $172,018)		162,944

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.0%

225 Liberty Street Trust
4.649% due 02/10/2036 ~(l)	7,541	6,277

245 Park Avenue Trust
3.657% due 06/05/2037 ~	2,500	2,286
3.657% due 06/05/2037 ~(l)	14,261	12,883

280 Park Avenue Mortgage Trust
6.319% due 09/15/2034 •(l)	12,600	12,085
7.610% due 09/15/2034 •(l)	2,500	2,343

Adjustable Rate Mortgage Trust
4.713% due 03/25/2036 •(l)	2,893	1,684
4.753% due 03/25/2037 •(l)	634	683
4.995% due 03/25/2037 ~(l)	1,066	966
5.543% due 03/25/2036 ~(l)	1,866	930
6.106% due 11/25/2037 ~(l)	813	537

American Home Mortgage Assets Trust
4.993% due 11/25/2035 •	320	299
5.033% due 08/25/2037 •(l)	6,080	5,396

American Home Mortgage Investment Trust
4.993% due 03/25/2037 •	2,495	960
5.053% due 09/25/2045 •(l)	2,240	1,952
5.353% due 02/25/2044 •(l)	7,381	6,827
6.600% due 01/25/2037 þ	4,653	656

Anthracite Ltd.
5.678% due 06/20/2041	2,021	0

ASG Resecuritization Trust
3.690% due 01/28/2037 ~(l)	7,624	6,351
6.000% due 06/28/2037 ~(l)	24,525	11,504

Ashford Hospitality Trust
5.970% due 04/15/2035 •(l)	10,360	10,311
7.670% due 04/15/2035 •(l)	10,939	10,858

Atrium Hotel Portfolio Trust
6.345% due 12/15/2036 •(l)	1,840	1,777
6.645% due 12/15/2036 •(l)	8,800	8,375

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	71

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Finance PLC
0.000% due 12/28/2049 (b)(g)	GBP	11,488	$11,605
0.000% due 12/28/2049 (a)		9,500	6
8.226% due 12/28/2049 •		11,241	14,103
8.476% due 12/28/2049 •		8,564	10,647
8.726% due 12/28/2049 •		10,705	11,091

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (l)		$18,810	15,726
6.662% due 03/15/2037 •		7,579	7,569
6.762% due 03/15/2037 •(l)		14,228	14,162

Banc of America Alternative Loan Trust
2.187% due 06/25/2037 •(a)		282	28
4.813% due 06/25/2037 •		263	189
6.000% due 06/25/2037		87	73
6.000% due 06/25/2046		38	32
6.000% due 07/25/2046 (l)		590	498

Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		1,491	1,464
0.000% due 11/26/2036 ~(l)		24,911	8,475
2.903% due 12/20/2034 ~		198	139
3.515% due 05/26/2036 ~		4,645	3,778
3.792% due 08/25/2047 ~(l)		2,167	1,791
4.473% due 01/20/2047 ~		71	60
4.493% due 09/20/2037 ~		327	254
4.615% due 03/20/2036 ~(l)		729	605
4.624% due 10/20/2046 ~		257	213
4.830% due 09/20/2047 ~		136	117
4.873% due 04/25/2037 •(l)		856	724
4.905% due 04/20/2047 •(l)		4,198	3,322
5.044% due 01/25/2035 ~		81	79
5.160% due 02/20/2035 •(l)		2,429	2,326
5.862% due 09/20/2046 ~(l)		651	632
5.983% due 04/20/2035 ~(l)		843	771
6.000% due 10/25/2037 (l)		2,618	2,219
6.619% due 07/26/2036 ~(l)		8,354	2,527
6.639% due 12/20/2036 ~		20	20

Banc of America Mortgage Trust
5.750% due 10/25/2036 (l)		535	441
5.750% due 05/25/2037		546	411
5.832% due 01/25/2036 ~		89	85
6.000% due 10/25/2036		65	54
7.497% due 10/20/2046 ~		16	14

Barclays Commercial Mortgage Securities Trust
7.644% due 10/15/2037 •(l)		2,600	2,581
8.245% due 07/15/2037 •		2,600	2,190

Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~		7,790	6,459

Bayview Commercial Asset Trust
4.783% due 03/25/2037 •(l)		110	104

BCAP LLC Trust
2.427% due 02/26/2037 ~(l)		7,312	5,774
3.687% due 04/26/2037 ~(l)		5,698	4,786
3.959% due 07/26/2036 ~		364	318
4.254% due 05/26/2037 ~		1,432	1,254
4.461% due 05/26/2036 •(l)		3,159	2,622
4.477% due 02/26/2047 •(l)		10,161	8,078
4.538% due 10/26/2037 ~		4,306	2,722
4.556% due 03/26/2037 ~(l)		693	557
4.675% due 02/26/2036 ~(l)		2,277	1,532
5.023% due 03/27/2037 ~(l)		4,078	3,428
5.202% due 05/26/2035 •(l)		4,235	3,767
5.325% due 01/26/2036 ~(l)		22,352	6,587
5.500% due 12/26/2035 ~(l)		8,055	4,921
5.732% due 06/26/2036 ~(l)		1,941	1,609
5.798% due 11/26/2035 ~(l)		1,988	1,698
6.000% due 06/26/2037 ~(l)		1,337	1,187
6.000% due 08/26/2037 ~(l)		2,053	1,575
6.000% due 10/26/2037 ~(l)		1,521	1,023
6.312% due 07/26/2035 ~		369	300
6.920% due 07/26/2045 ~(l)		2,273	2,161

Bear Stearns Adjustable Rate Mortgage Trust
4.395% due 08/25/2047 ~		107	92
4.432% due 06/25/2047 ~(l)		1,219	1,098
4.765% due 02/25/2036 ~		260	236
6.900% due 09/25/2034 ~		23	23
6.948% due 10/25/2036 ~		30	29
7.323% due 09/25/2034 ~		11	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.061% due 05/25/2036 ~		$184	$168
4.151% due 04/25/2037 ~(l)		3,471	2,410
4.375% due 11/25/2035 ~(l)		8,298	4,546
4.406% due 04/25/2035 ~		102	91
4.408% due 11/25/2036 ~		1,410	592
4.550% due 07/25/2035 ~		185	130
4.563% due 08/25/2036 ~		277	130
4.699% due 03/25/2036 ~(l)		981	571
4.705% due 05/25/2036 ~		6,342	2,681
4.747% due 07/25/2036 ~(l)		45,888	20,182
4.773% due 06/25/2046 •(l)		1,014	903
4.781% due 12/25/2046 ~(l)		3,068	1,531
4.793% due 08/25/2036 •(l)		12,948	11,830
4.828% due 08/25/2046 ~(l)		3,737	2,567
4.853% due 02/25/2034 •(l)		1,613	1,474
4.916% due 11/25/2035 ~		23	15
4.953% due 01/25/2036 •(l)		2,927	2,738
5.025% due 05/25/2035 ~		88	84
5.042% due 09/25/2035 ~(l)		7,189	2,428
5.578% due 01/25/2035 •(l)		754	705
5.578% due 03/25/2035 •(l)		5,708	4,804
7.125% due 09/25/2034 ~		168	160

Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035		232	129
6.500% due 03/25/2037 þ(l)		8,884	7,668

Beast Mortgage Trust
6.148% due 02/15/2037 •(l)		3,300	2,203
7.962% due 03/15/2036 •(l)		6,000	3,429

Benchmark Mortgage Trust
2.994% due 04/15/2054 ~		200	127
3.294% due 12/15/2062 ~		700	37
3.899% due 03/15/2062 ~(l)		13,630	9,751

Beneria Cowen & Pritzer Collateral Funding Corp.
8.150% due 06/15/2038 •(l)		11,850	3,643

BIG Commercial Mortgage Trust
6.737% due 02/15/2039 •(l)		485	485

BMO Mortgage Trust
3.269% due 02/17/2055 ~(l)		7,850	6,750

Braemar Hotels & Resorts Trust
6.370% due 06/15/2035 •(l)		6,500	6,432
6.970% due 06/15/2035 •(l)		11,000	10,876

Bridgegate Funding PLC
0.000% due 10/16/2062 ~	GBP	60,757	51,702
0.000% due 10/16/2062 (g)		5,795	0
10.813% due 10/16/2062 ~		23,983	29,879
13.807% due 10/16/2062 •		11,991	17,148

BSREP Commercial Mortgage Trust
5.462% due 08/15/2038 •(l)		$6,823	6,359
5.862% due 08/15/2038 •(l)		474	420

BX Trust
6.361% due 11/15/2038 •(l)		19,373	19,343
6.708% due 11/15/2038 •(l)		6,710	6,701
6.756% due 10/15/2036 •(l)		12,000	11,971
6.861% due 04/15/2034 •(l)		6,000	5,352
6.861% due 02/15/2038 •(l)		1,996	1,923
6.939% due 10/15/2026 •(l)		1,212	1,203
7.598% due 04/15/2034 •		4,000	3,465

CALI Mortgage Trust
3.957% due 03/10/2039 (l)		24,500	22,032
4.158% due 03/10/2039		960	820

CBA Commercial Small Balance Commercial Mortgage
6.040% due 01/25/2039 þ		232	216

CD Mortgage Trust
5.688% due 10/15/2048 (l)		1,195	1,100

Chase Mortgage Finance Trust
4.587% due 01/25/2036 ~(l)		2,654	2,385
5.095% due 03/25/2037 ~(l)		856	819
6.000% due 03/25/2037		503	268

Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~		1,511	230
5.410% due 12/10/2049 ~		755	305

Citigroup Global Markets Mortgage Securities
6.500% due 02/25/2029		97	95

Citigroup Mortgage Loan Trust
0.000% due 08/25/2037 ~		1,630	61
3.918% due 07/25/2036 ~(l)		1,785	1,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.849% due 04/25/2037 ~	$245	$214
4.873% due 03/25/2037 ~	1,645	1,443
4.959% due 09/25/2037 ~(l)	2,479	2,263
5.131% due 03/25/2037 ~	419	394
5.170% due 10/25/2035 ~(l)	641	596
5.497% due 08/25/2034 ~	5,140	4,740
5.500% due 11/25/2035	175	158
5.500% due 12/25/2035 (l)	1,909	947
5.654% due 02/25/2036 ~(l)	3,769	3,546
6.000% due 07/25/2036 (l)	3,914	1,883
6.300% due 03/25/2036 •	74	72
6.500% due 09/25/2036	815	416
6.524% due 03/25/2037 ~	154	155

Colony Mortgage Capital Ltd.
6.523% due 11/15/2038 •(l)	2,020	1,932
6.872% due 11/15/2038 •(l)	8,005	7,465
7.568% due 11/15/2038 •(l)	15,475	13,562
8.264% due 11/15/2038 •(l)	24,000	20,546

COLT Mortgage Loan Trust
4.714% due 03/25/2067 ~(l)	4,900	4,416

Commercial Mortgage Trust
2.819% due 01/10/2039 (l)	9,131	8,393
8.662% due 12/15/2038 •(l)	10,004	8,468
9.512% due 12/15/2038 •(l)	5,000	4,078
10.512% due 12/15/2038 •	3,360	2,643

Connecticut Avenue Securities Trust
7.319% due 12/25/2041 •(l)	2,600	2,665
9.819% due 03/25/2042 •(l)	1,400	1,507
10.069% due 12/25/2041 •(l)	5,966	6,254
10.569% due 10/25/2041 •(l)	16,801	17,675
10.569% due 12/25/2041 •	500	527
10.919% due 05/25/2042 •(l)	550	608
14.069% due 03/25/2042 •(l)	3,400	3,812
15.169% due 05/25/2042 •(l)	600	699

Countrywide Alternative Loan Resecuritization Trust
7.000% due 01/25/2037	5,061	881

Countrywide Alternative Loan Trust
0.826% due 12/25/2035 ~(a)	7,259	298
1.797% due 12/25/2035 ~(a)	2,692	195
2.697% due 07/25/2036 •(a)	6,554	937
4.447% due 06/25/2037 ~	67	57
4.675% due 03/20/2047 •	349	292
4.703% due 06/25/2037 •	479	392
4.803% due 05/25/2036 •(l)	1,158	306
4.803% due 08/25/2036 •	747	300
4.813% due 05/25/2036 •(l)	6,310	5,825
4.833% due 09/25/2046 •(l)	4,830	4,389
4.873% due 08/25/2047 •(l)	731	607
4.893% due 05/25/2047 •(l)	3,435	2,561
4.913% due 03/25/2036 •(l)	6,560	6,427
4.953% due 06/25/2037 •(l)	5,086	4,065
4.973% due 07/25/2036 •(l)	7,054	5,943
5.085% due 11/20/2035 •	59	54
5.133% due 09/25/2035 •(l)	2,413	1,597
5.133% due 10/25/2046 •	84	61
5.153% due 10/25/2035 •	413	252
5.394% due 05/25/2036 ~(l)	2,199	2,020
5.500% due 07/25/2035	702	348
5.500% due 10/25/2035	101	67
5.500% due 11/25/2035 (l)	1,310	766
5.500% due 11/25/2035	1,378	767
5.500% due 12/25/2035	702	358
5.500% due 01/25/2036	55	52
5.500% due 02/25/2036	816	472
5.500% due 02/25/2036 (l)	711	479
5.500% due 05/25/2036 (l)	3,016	2,435
5.500% due 04/25/2037 (l)	1,458	723
5.500% due 12/27/2049	14	12
5.675% due 11/25/2046 •(l)	2,078	1,829
5.750% due 01/25/2036	125	63
5.750% due 05/25/2036	142	53
5.750% due 01/25/2037 (l)	7,358	3,604
5.750% due 04/25/2037 (l)	882	722
5.913% due 11/25/2035 •(l)	7,007	6,462
6.000% due 03/25/2035	282	126
6.000% due 11/25/2035	315	47
6.000% due 04/25/2036	631	297
6.000% due 08/25/2036	217	113
6.000% due 11/25/2036	206	110
6.000% due 12/25/2036	672	267

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2037 (l)	$727	$429
6.000% due 01/25/2037	557	457
6.000% due 02/25/2037	2,107	804
6.000% due 03/25/2037	2,424	909
6.000% due 03/25/2037 (l)	7,868	2,951
6.000% due 04/25/2037 (l)	8,748	3,929
6.000% due 09/25/2037 (l)	7,433	2,507
6.135% due 07/20/2035 •(l)	3,876	3,480
6.250% due 12/25/2036 •	496	204
6.500% due 06/25/2036	340	156
6.500% due 11/25/2036 (l)	8,378	2,587
7.554% due 07/25/2035 •	51	43
12.281% due 05/25/2037 •	658	501

Countrywide Asset-Backed Certificates Trust
4.933% due 04/25/2036 •	315	277

Countrywide Home Loan Mortgage Pass-Through Trust
3.780% due 06/20/2035 ~	2	2
3.803% due 03/25/2037 ~(l)	2,787	2,250
4.597% due 05/20/2036 ~(l)	376	344
4.620% due 11/20/2035 ~(l)	4,195	3,808
5.000% due 11/25/2035	20	7
5.014% due 08/20/2035 ~	20	19
5.053% due 03/25/2035 •	146	90
5.133% due 03/25/2036 •	37	7
5.190% due 11/25/2035 ~(l)	730	598
5.321% due 09/25/2047 ~(l)	1,588	1,236
5.443% due 09/20/2036 ~(l)	1,614	1,423
5.500% due 12/25/2034	40	39
5.500% due 08/25/2035	29	15
5.500% due 11/25/2035	24	12
5.864% due 06/25/2047 ~(l)	1,069	1,037
6.000% due 07/25/2037	141	63
6.000% due 08/25/2037 (l)	2,968	1,232
6.000% due 08/25/2037	1	1
6.323% due 03/25/2046 •(l)	15,161	10,966

Credit Suisse Commercial Mortgage Trust
5.551% due 01/15/2049 ~(l)	10,300	8,049

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	138
7.500% due 05/25/2032	580	598

Credit Suisse Mortgage Capital Certificates
4.062% due 05/26/2036 ~(l)	2,377	1,987
4.451% due 09/26/2047 ~(l)	15,330	6,793
4.473% due 12/29/2037 ~(l)	2,775	1,446
7.000% due 08/27/2036	2,931	1,540

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.871% due 02/27/2047 ~(l)	30,565	11,337
3.704% due 08/15/2037 ~(l)	7,296	7,075
3.778% due 11/10/2032 ~	2,500	499
4.187% due 05/27/2036 ~(l)	1,072	862
4.388% due 04/28/2037 ~	1,498	1,362
4.845% due 10/26/2036 ~(l)	8,476	7,804
4.968% due 04/26/2035 ~(l)	6,250	5,640
5.027% due 07/26/2037 ~(l)	5,054	4,478
5.053% due 07/25/2036 •	406	67
5.314% due 06/25/2036 ~(l)	2,622	2,351
5.750% due 05/26/2037 (l)	10,329	4,795
5.912% due 07/15/2038 •	1,000	893
6.000% due 07/25/2036	1,669	804
6.396% due 04/25/2036 þ(l)	4,225	2,185
6.500% due 05/25/2036	2,662	890
6.500% due 07/26/2036 (l)	11,467	2,643
6.594% due 07/15/2032 •(l)	3,121	3,064
7.000% due 08/26/2036 (l)	14,223	2,621
7.412% due 07/15/2038 •(l)	15,850	7,183
7.994% due 07/15/2032 •(l)	7,454	7,287
8.412% due 07/15/2038 •(l)	13,700	3,607
9.044% due 07/15/2032 •(l)	15,000	14,700
10.044% due 07/15/2032 •	4,000	3,765
20.382% due 11/27/2037 •(l)	8,532	7,197
21.454% due 11/25/2037 •(l)	6,643	5,535

DBGS Mortgage Trust
5.290% due 06/15/2033 •(l)	1,100	1,028
5.475% due 06/15/2033 •(l)	1,600	1,420
5.907% due 10/15/2036 •(l)	1,000	986
7.662% due 10/15/2036 •	26,404	19,166

DBWF Mortgage Trust
3.791% due 12/10/2036 (l)	17,961	17,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.603% due 02/25/2047 •		$296	$169
5.500% due 12/25/2035		415	344

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.753% due 04/25/2037 •(l)		3,396	2,362
6.250% due 07/25/2036 ~		33	28

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		56	55

DOLP Trust
3.704% due 05/10/2041 ~(l)		29,000	19,919

Downey Savings & Loan Association Mortgage Loan Trust
4.661% due 04/19/2047 •		196	184

Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		244,746	3,113
0.250% due 02/25/2068 ~(a)		244,746	583
6.796% due 02/25/2068 ~(l)		7,689	7,384
6.796% due 02/25/2068 ~		22,284	20,117

Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	702
3.728% due 03/13/2045 •	EUR	7,067	6,475
6.096% (BP0003M + 1.250%) due 06/13/2045 ~	GBP	14,072	15,413
6.446% due 09/13/2045 •		15,554	18,040
6.596% (BP0003M + 1.750%) due 06/13/2045 ~		8,667	8,855
7.096% due 09/13/2045 •		11,113	12,284
8.346% (BP0003M + 3.500%) due 06/13/2045 ~		3,082	2,943
8.696% due 09/13/2045 •		9,266	11,673

Extended Stay America Trust
8.211% due 07/15/2038 •(l)		$40,428	40,708

First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (g)		2	0
2.647% due 11/25/2036 •(a)		718	72
4.787% due 02/25/2036 ~		24	17
5.391% due 05/25/2036 ~		386	322
5.679% due 11/25/2036 ~		364	252
5.988% due 08/25/2035 ~		62	5
6.250% due 11/25/2036		54	15

First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
5.164% due 05/25/2037 ~		2,248	950
5.191% due 01/25/2037 ~		187	98
5.500% due 08/25/2037		213	72

GC Pastor Hipotecario FTA
3.009% due 06/21/2046 •	EUR	13,506	12,817

GMAC Mortgage Corp. Loan Trust
3.778% due 07/19/2035 ~		$16	13

GreenPoint Mortgage Funding Trust
4.813% due 01/25/2037 •		459	409
4.853% due 12/25/2046 •(l)		2,260	2,114

GS Mortgage Securities Corp. Trust
5.644% due 07/15/2035 •		1,298	979
7.244% due 11/15/2032 •(l)		10,358	10,283

GS Mortgage Securities Trust
0.432% due 08/10/2043 ~(a)		983	2

GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		230,343	2,041
3.806% due 07/25/2059 ~(l)		20,073	13,250

GSC Capital Corp. Mortgage Trust
4.813% due 05/25/2036 •(l)		941	888

GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~		249	222
4.903% due 07/25/2037 •		229	53
5.578% due 12/25/2034 ~		7	7
6.000% due 09/25/2034		236	233
6.500% due 08/25/2036 •		594	173
6.959% due 11/25/2035 ~		115	61

HarborView Mortgage Loan Trust
4.058% due 08/19/2036 ~		37	31
4.861% due 02/19/2046 •(l)		635	576
4.890% due 01/19/2036 •(l)		3,947	2,390
4.901% due 11/19/2036 •(l)		494	445
4.955% due 06/19/2045 •		903	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.961% due 03/19/2036 •(l)		$6,303	$5,624
5.041% due 06/19/2034 •		62	56
5.121% due 01/19/2035 •		98	80
5.460% due 06/20/2035 •(l)		3,430	3,054
5.835% due 06/20/2035 •		792	693

Hilton USA Trust
2.828% due 11/05/2035		1,000	781

HomeBanc Mortgage Trust
4.679% due 04/25/2037 ~(l)		2,054	1,827
4.953% due 03/25/2035 •(l)		3,043	2,456

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 (l)		1,933	1,668

IM Pastor Fondo de Titluzacion Hipotecaria
2.979% due 03/22/2043 •	EUR	10,694	9,743
2.979% due 03/22/2044 •		17,776	16,450

Impac CMB Trust
4.973% due 11/25/2035 •		$79	69
5.173% due 10/25/2034 •		34	33

Impac Secured Assets Trust
4.673% due 05/25/2037 •		2	1
5.313% due 03/25/2036 •(l)		854	694

IndyMac IMSC Mortgage Loan Trust
4.116% due 06/25/2037 ~(l)		2,605	1,636

IndyMac INDA Mortgage Loan Trust
3.045% due 03/25/2037 ~		14	11
4.368% due 12/25/2036 ~		386	301

IndyMac INDX Mortgage Loan Trust
3.202% due 06/25/2037 ~		125	99
3.251% due 02/25/2035 ~		193	169
3.427% due 05/25/2037 ~(l)		1,445	1,141
4.123% due 11/25/2036 ~(l)		498	458
4.159% due 11/25/2035 ~(l)		2,104	1,948
4.195% due 06/25/2036 ~(l)		495	430
4.853% due 11/25/2046 •(l)		3,078	2,725
4.873% due 11/25/2036 •		90	83
4.913% due 04/25/2035 •		30	27
4.953% due 02/25/2037 •(l)		1,933	1,249
5.053% due 07/25/2036 •		302	201
5.253% due 08/25/2034 •		96	86
5.313% due 09/25/2034 •		173	149

Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,446	896

JP Morgan Alternative Loan Trust
4.316% due 05/25/2036 ~		536	301
4.853% due 06/25/2037 •(l)		21,223	7,686
4.995% due 11/25/2036 ~		45	54
5.332% due 06/27/2037 •(l)		4,309	2,766
5.500% due 11/25/2036 ~		8	3
6.000% due 12/25/2035		497	329
6.106% due 06/27/2037 ~(l)		13,051	6,165
6.460% due 12/25/2036 þ(l)		1,437	1,437

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042 (l)		2,210	1,959
3.861% due 12/05/2038 ~		2,850	405
4.128% due 07/05/2031 (l)		3,360	3,134
4.248% due 07/05/2033 (l)		6,360	5,975
4.379% due 07/05/2031 (l)		13,293	10,894
4.994% due 04/15/2037 •(l)		976	956
5.504% due 04/15/2037 •(l)		1,464	1,419
6.015% due 07/05/2033 •(l)		3,000	2,702
6.061% due 12/15/2036 •(l)		7,905	2,531
6.262% due 03/15/2036 •(l)		7,900	5,993
6.511% due 12/15/2036 •		3,030	171
6.602% due 06/15/2038 •(l)		2,000	1,708
6.745% due 02/15/2035 •		699	677
7.235% due 10/05/2040 (l)		1,000	1,047
7.261% due 12/15/2036 •		4,800	76
7.695% due 02/15/2035 •(l)		13,987	13,550
8.177% due 11/15/2038 •(l)		9,000	8,926
8.927% due 11/15/2038 •		1,500	1,472
9.922% due 11/15/2038 •(l)		22,700	22,206

JP Morgan Mortgage Trust
4.510% due 05/25/2036 ~		162	132
4.629% due 10/25/2036 ~		11	8
4.757% due 06/25/2037 ~(l)		1,438	1,096
5.072% due 10/25/2036 ~		252	144

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	73

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.633% due 07/25/2035 ~		$13	$12
6.000% due 08/25/2037		330	148

JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(l)		933	721
6.500% due 04/26/2036 ~		3,825	1,073
7.613% due 03/21/2037 ~		220	209

Lansdowne Mortgage Securities PLC
3.821% due 09/16/2048 •	EUR	4,850	4,668
3.941% due 06/15/2045 •		900	760

Lavender Trust
6.000% due 11/26/2036 (l)		$5,668	5,268
6.250% due 10/26/2036 (l)		3,408	1,573

Lehman Mortgage Trust
5.757% due 04/25/2036 ~		167	105
6.000% due 08/25/2036		423	320
6.000% due 09/25/2036		327	153
6.000% due 05/25/2037		8	8
6.000% due 01/25/2038		310	296
6.500% due 09/25/2037		3,133	972
7.250% due 09/25/2037		31,066	7,717

Lehman XS Trust
5.013% due 07/25/2037 •(l)		22,501	15,613
5.453% due 07/25/2047 •(l)		3,348	2,999
5.602% due 08/25/2047 •		196	160

MASTR Adjustable Rate Mortgages Trust
4.476% due 10/25/2034 ~		163	147
5.133% due 05/25/2047 •(l)		6,765	5,482

MASTR Alternative Loan Trust
4.803% due 03/25/2036 •(l)		19,917	1,903
4.853% due 03/25/2036 •(l)		26,326	2,547
7.000% due 10/25/2047		10,521	4,164

Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 (l)		2,155	1,626

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~(l)		5,350	2,595
5.200% due 05/25/2036 ~(l)		844	785

MF1 LLC
8.617% due 12/15/2034 •		2,750	2,638

MF1 Ltd.
7.217% due 12/15/2034 •		475	462

MFA Trust
4.039% due 04/25/2065 ~(l)		14,456	13,354

Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~(a)		47,884	219
0.000% due 08/25/2058 ~		47,884	3
0.000% due 08/25/2059 ~(a)		31,093	684
0.000% due 04/25/2066 ~(a)		69,457	316
0.010% due 04/25/2066 (a)		69,457	17
0.080% due 08/25/2059 ~(a)		27,684	152
0.127% due 04/25/2066 ~		2,459	1,098
3.045% due 04/25/2066 ~(l)		3,615	2,398
3.045% due 04/25/2066 ~		6,520	3,722
3.250% due 08/25/2058 ~		2,759	1,768
3.250% due 08/25/2059 ~(l)		3,063	2,451
3.250% due 08/25/2059 ~		2,924	2,062
3.688% due 08/25/2058 ~		5,365	2,983
3.885% due 08/25/2059 ~		5,596	3,150

Morgan Stanley Capital Trust
3.912% due 09/09/2032 (l)		25,312	22,366
5.462% due 12/15/2036 •(l)		6,246	5,179
6.012% due 12/15/2036 •		453	80
6.756% due 12/15/2036 •(l)		18,590	850
6.895% due 11/15/2034 •(l)		6,183	5,965
8.707% due 12/15/2038 •(l)		18,000	14,563
9.606% due 12/15/2038 •(l)		19,500	15,336

Morgan Stanley Mortgage Capital Holdings Trust
3.740% due 09/13/2039 ~(l)		1,780	1,370

Morgan Stanley Mortgage Loan Trust
4.693% due 05/25/2036 ~		1,347	549
4.763% due 01/25/2035 •		231	215
4.793% due 05/25/2036 •		140	26
5.715% due 07/25/2035 ~		425	352
5.750% due 12/25/2035		153	100
5.962% due 06/25/2036 ~		1,746	491
6.000% due 08/25/2037		136	47
6.885% due 01/25/2035 ~		134	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Re-REMIC Trust
2.476% due 03/26/2037 þ(l)		$1,075	$1,075
4.591% due 02/26/2037 •(l)		1,735	1,575
5.633% due 07/26/2035 ~(l)		3,984	3,877
5.701% due 06/26/2035 ~(l)		9,545	7,053
6.000% due 04/26/2036 (l)		6,144	6,151
6.844% due 09/26/2035 ~(l)		342	326

Morgan Stanley Residential Mortgage Loan Trust
0.375% due 12/25/2068 ~(a)		225,664	934
1.560% due 12/25/2068 (a)		225,664	5,803
7.923% due 12/25/2068 ~		4,006	3,762

Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060		1,440	1,342

Mortgage Funding PLC
8.046% due 03/13/2046 •	GBP	1,000	1,254

MRCD Mortgage Trust
4.250% due 12/15/2036 ~(l)		$3,700	369

MSDB Trust
3.316% due 07/11/2039 ~(l)		21,938	20,196

Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~(l)		5,880	2,613

New Orleans Hotel Trust
6.034% due 04/15/2032 •		1,200	1,149
6.484% due 04/15/2032 •(l)		13,642	12,921

New Residential Mortgage Loan Trust
0.250% due 09/25/2064 ~(a)		630,188	2,931
2.343% due 09/25/2064 ~(a)		630,188	22,116
3.859% due 11/25/2059 ~		8,300	4,184
7.714% due 09/25/2064 ~		16,143	14,211

New York Mortgage Trust
5.250% due 07/25/2062 þ(l)		12,496	12,422
6.558% due 08/25/2061 þ		1,022	994

Newgate Funding PLC
4.136% due 12/15/2050 •	EUR	916	912
4.386% due 12/15/2050 •		1,750	1,701

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.773% due 10/25/2036 •(l)		$874	711

Nomura Resecuritization Trust
4.852% due 09/26/2035 ~(l)		3,170	2,721

NovaStar Mortgage Funding Trust
0.446% due 09/25/2046 •		118	107

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •(l)		2,000	1,963
6.057% due 12/15/2038 •(l)		2,200	2,132

Prime Mortgage Trust
4.803% due 06/25/2036 •(l)		1,189	846
7.000% due 07/25/2034		36	32

RBSSP Resecuritization Trust
5.312% due 05/26/2037 ~(l)		2,745	1,468
5.618% due 09/26/2035 ~(l)		2,975	1,615
6.000% due 03/26/2036 ~(l)		3,374	1,724
6.000% due 06/26/2037 ~		334	288
6.836% due 07/26/2045 ~(l)		8,399	8,177

Regal Trust
1.723% due 09/29/2031 •		1	1

Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2037 •		277	241
4.813% due 07/25/2036 •(l)		7,775	2,659
4.833% due 05/25/2037 •(l)		6,194	5,651
4.873% due 06/25/2037 •(l)		608	529
5.500% due 04/25/2037		39	30
5.825% due 01/25/2046 •(l)		2,653	2,114
6.000% due 08/25/2035 (l)		500	432
6.000% due 12/25/2035 (l)		1,010	850
6.000% due 06/25/2036		128	102
6.000% due 09/25/2036 (l)		2,826	1,139
6.000% due 11/25/2036 (l)		1,289	999
6.000% due 01/25/2037		191	148
6.250% due 02/25/2037 (l)		1,865	1,497
6.500% due 09/25/2037 (l)		675	544
7.000% due 10/25/2037 (l)		4,085	3,169

Residential Asset Mortgage Products Trust
8.000% due 05/25/2032		236	154

Residential Asset Securitization Trust
5.500% due 07/25/2035		550	318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2037		$167	$66
6.000% due 03/25/2037		2,801	862
6.000% due 07/25/2037 (l)		6,206	2,302
6.250% due 08/25/2037		4,040	953

Residential Funding Mortgage Securities, Inc. Trust
5.850% due 11/25/2035		46	33
5.988% due 07/27/2037 ~		98	80
6.000% due 04/25/2037		364	279
6.000% due 06/25/2037		145	112

RiverView HECM Trust
4.760% due 05/25/2047 •		2,537	2,235

Sequoia Mortgage Trust
4.155% due 01/20/2038 ~		71	56
5.225% due 07/20/2036 •		90	18
5.685% due 10/20/2027 •		83	69
6.164% due 02/20/2034 •		106	95
7.235% due 09/20/2032 ~		168	161

SFO Commercial Mortgage Trust
5.661% due 05/15/2038 •(l)		18,150	17,727
6.011% due 05/15/2038 •(l)		2,120	2,040
6.311% due 05/15/2038 •(l)		1,760	1,685

SG Commercial Mortgage Securities Trust
4.509% due 02/15/2041 ~(l)		9,000	6,996

SMRT Commercial Mortgage Trust
7.098% due 01/15/2039 •(l)		30,200	28,999

Soho Trust
2.697% due 08/10/2038 ~		8,886	6,125

Starwood Mortgage Residential Trust
3.935% due 11/25/2066 ~		500	341

Starwood Mortgage Trust
7.562% due 04/15/2034 •(l)		13,424	13,105
8.562% due 04/15/2034 •		6,612	6,426

Stratton Hawksmoor PLC
6.727% due 02/25/2053 •	GBP	1,967	2,431
7.477% due 02/25/2053 •		4,300	5,295

Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(g)		3,433	3,082
0.000% due 06/28/2050 (g)		0	292
0.000% due 06/20/2060 (b)(g)		3,784	3,358
0.000% due 06/20/2060 (g)		0	1,774
8.725% due 06/20/2060 •		378	435
8.726% due 06/28/2050 •		125	154
9.725% due 06/20/2060 •		378	443
9.726% due 06/28/2050 •		291	349

Structured Adjustable Rate Mortgage Loan Trust
4.063% due 02/25/2037 ~(l)		$4,604	3,094
4.529% due 01/25/2036 ~		537	298
4.783% due 04/25/2047 ~		1,012	464
5.138% due 08/25/2036 ~		2,255	426

Structured Asset Mortgage Investments Trust
4.793% due 03/25/2037 •		801	147
4.833% due 07/25/2046 •(l)		8,127	5,749
4.873% due 05/25/2036 •(l)		1,330	896
4.873% due 08/25/2036 •(l)		670	544
4.913% due 05/25/2045 •		46	41
5.211% due 02/25/2036 ~		2,646	1,186

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.572% due 01/25/2034 ~		60	59

SunTrust Adjustable Rate Mortgage Loan Trust
6.369% due 02/25/2037 ~(l)		891	798

SunTrust Alternative Loan Trust
2.697% due 04/25/2036 •(a)		3,891	474

TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	71
6.500% due 07/25/2036 (l)		18,435	4,228

TDA Mixto Fondo de Titulizacion de Activos
2.905% due 12/28/2050 •	EUR	5,114	4,741
3.272% due 10/28/2050 •		7,591	4,123

TTAN
6.912% due 03/15/2038 •(l)		$8,503	8,511

VASA Trust
5.412% due 07/15/2039 •(l)		1,000	953
8.412% due 07/15/2039 •		4,435	2,954

Verus Securitization Trust
7.818% due 06/25/2069 ~		1,000	980

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VNDO Mortgage Trust
3.903% due 01/10/2035 ~(l)		$4,814	$4,495

Waikiki Beach Hotel Trust
6.725% due 12/15/2033 •(l)		19,450	19,232
7.375% due 12/15/2033 •(l)		20,500	19,998

WaMu Mortgage Pass-Through Certificates Trust
3.824% due 03/25/2037 ~		210	169
4.060% due 02/25/2037 ~(l)		1,404	1,182
4.079% due 03/25/2037 ~(l)		1,401	1,224
4.219% due 06/25/2037 ~(l)		563	485
4.328% due 11/25/2036 ~		90	77
4.445% due 07/25/2037 ~(l)		825	655
4.486% due 07/25/2037 ~		447	402
4.993% due 07/25/2045 •		82	79
5.076% due 08/25/2036 ~(l)		831	760
5.293% due 06/25/2044 •		70	66
5.575% due 06/25/2047 •		1,317	1,040
5.623% due 07/25/2047 •		351	290
5.635% due 07/25/2047 •(l)		10,060	8,207
5.659% due 03/25/2033 ~		19	18
5.705% due 10/25/2046 •		195	164
5.873% due 07/25/2046 •(l)		2,049	1,811

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	1,842
7.376% due 12/21/2049 •		646	805
7.876% due 12/21/2049 •		646	798

Washington Mutual Mortgage Pass-Through Certificates Trust
2.542% due 06/25/2046 •(l)		$4,925	2,704
3.725% due 06/25/2033 ~		61	55
4.933% due 01/25/2047 •(l)		6,596	5,828
5.053% due 07/25/2036 •(l)		2,814	2,038
5.675% due 10/25/2046 •		231	194
5.750% due 11/25/2035 (l)		699	626
6.000% due 04/25/2037 (l)		1,119	976
6.467% due 05/25/2036 þ(l)		3,065	2,606

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		158	133
7.099% due 07/25/2037 ~(l)		1,099	1,002

Wells Fargo Commercial Mortgage Trust
4.557% due 09/15/2031 ~(l)		27,000	26,164

Wells Fargo Mortgage Loan Trust
4.534% due 03/27/2037 ~(l)		3,106	1,831
6.152% due 04/27/2036 ~(l)		2,696	2,541

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		46	41
7.395% due 10/25/2036 ~		4	3
7.475% due 09/25/2036 ~		3	3

Worldwide Plaza Trust
3.596% due 11/10/2036 ~		8,000	791

WSTN Trust
0.341% due 07/05/2037 ~(a)		515,000	3,085
7.690% due 07/05/2037 ~(l)		11,200	11,415
8.455% due 07/05/2037 ~(l)		11,200	11,467
9.835% due 07/05/2037 ~(l)		9,010	9,098

Total Non-Agency Mortgage-Backed Securities (Cost $2,159,297)			1,995,182

ASSET-BACKED SECURITIES 20.5%

AUTOMOBILE ABS OTHER 0.5%

Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		391	397
6.678% due 09/15/2032		560	561
11.395% due 09/15/2032		840	842

Exeter Automobile Receivables Trust
0.000% due 07/15/2033 «(g)(l)		27	14,533
0.000% due 12/15/2033 «(g)		25	2,072

Flagship Credit Auto Trust
0.000% due 12/15/2027 «(g)		9	415
0.000% due 06/15/2029 «(g)		3	0

GLS Auto Select Receivables Trust
5.640% due 08/15/2030 (l)		800	806
5.920% due 08/15/2030		1,000	1,010

Huntington Bank Auto Credit-Linked Notes Trust
6.153% due 05/20/2032		1,150	1,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.205% due 10/20/2032 •	$1,111	$1,114
8.605% due 10/20/2032 •	648	653
12.105% due 10/20/2032 •	695	697

Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032	1,800	1,812
7.762% due 06/15/2032	1,400	1,415
10.171% due 06/15/2032	2,995	3,046
13.030% due 06/15/2032	2,600	2,628

		33,164

HOME EQUITY OTHER 9.1%

ABFC Trust
4.753% due 10/25/2036 •(l)	126	139
5.013% due 10/25/2033 •	139	135
5.503% due 03/25/2034 •	427	410

ACE Securities Corp. Home Equity Loan Trust
4.673% due 12/25/2036 •(l)	20,905	5,312
5.413% due 08/25/2035 •(l)	5,096	4,125
5.548% due 07/25/2035 •(l)	17,938	16,448

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.553% due 09/25/2034 •(l)	740	665

AmeriCredit Automobile Receivables Trust
7.303% due 08/25/2032 •	192	192

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.342% due 09/25/2032 •(l)	1,148	1,006
6.178% due 05/25/2034 •	150	146
6.178% due 08/25/2035 •(l)	6,352	5,996

Argent Securities Trust
4.603% due 09/25/2036 •(l)	7,413	2,383
4.653% due 06/25/2036 •(l)	6,400	1,728
4.693% due 04/25/2036 •	1,006	316
4.753% due 06/25/2036 •	3,603	973
4.833% due 03/25/2036 •(l)	9,776	5,300

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.143% due 11/25/2035 •(l)	29,851	25,727
5.213% due 02/25/2036 •(l)	19,918	15,681

Bear Stearns Asset-Backed Securities Trust
3.014% due 09/25/2034 •	98	97
4.593% due 12/25/2036 •(l)	8,024	7,818
5.953% due 10/27/2032 •	1	4

Carrington Mortgage Loan Trust
4.533% due 03/25/2035 •	551	438
4.873% due 12/26/2036 •(l)	13,201	11,006

Citigroup Mortgage Loan Trust
4.653% due 05/25/2037 •	403	262
4.753% due 12/25/2036 •(l)	16,452	5,966
4.773% due 09/25/2036 •(l)	10,058	7,572
4.773% due 12/25/2036 •(l)	10,704	5,812
4.893% due 12/25/2036 •(l)	12,054	4,371

Countrywide Asset-Backed Certificates Trust
4.132% due 02/25/2036 ~	1	1
4.393% due 10/25/2032 ~(l)	1,162	1,206
4.733% due 03/25/2037 •(l)	10,503	9,515
4.843% due 01/25/2046 •(l)	35,989	27,763
4.853% due 06/25/2037 •(l)	16,657	16,935
4.933% due 03/25/2036 •(l)	13,498	12,081
4.933% due 05/25/2036 •(l)	3,617	3,031
4.953% due 11/25/2047 •(l)	3,494	3,171
5.038% due 04/25/2036 •(l)	8,762	8,079
5.133% due 12/25/2036 •	260	207
5.353% due 03/25/2047 •(l)	898	685
5.553% due 05/25/2047 •(l)	4,544	3,651
5.623% due 04/25/2036 •(l)	9,649	8,403
6.478% due 11/25/2035 •(l)	6,263	4,490
6.867% due 09/25/2046 þ(l)	6,151	4,172

Credit Suisse First Boston Mortgage Securities Corp.
5.503% due 02/25/2031 •(l)	610	592

CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 (l)	1,822	1,215

EMC Mortgage Loan Trust
7.828% due 04/25/2042 •(l)	1,281	1,250

Encore Credit Receivables Trust
5.143% due 07/25/2035 •	294	285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fieldstone Mortgage Investment Trust
4.793% due 07/25/2036 •(l)	$4,031	$1,998

Fremont Home Loan Trust
4.603% due 01/25/2037 •	2,735	1,228
4.933% due 02/25/2037 •	1,089	349

GMAC Mortgage Corp. Loan Trust
6.749% due 12/25/2037 þ(l)	547	529

GSAMP Trust
4.513% due 01/25/2037 •(l)	2,424	1,434
4.543% due 01/25/2037 •	723	428
4.593% due 12/25/2036 •	764	404
4.653% due 11/25/2036 •	3,221	1,532
4.703% due 12/25/2036 •(l)	3,567	1,746
4.773% due 04/25/2036 •	398	258
4.993% due 04/25/2036 •(l)	14,191	9,356
6.103% due 10/25/2034 •	97	99

Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 11/25/2036 •(l)	2,702	2,409
4.693% due 04/25/2037 •(l)	15,878	10,654
4.773% due 04/25/2037 •(l)	2,302	1,996
5.046% due 12/25/2031 þ	467	313

HSI Asset Securitization Corp. Trust
4.643% due 01/25/2037 •(l)	26,804	18,854
4.673% due 12/25/2036 •	19,373	5,308
4.773% due 10/25/2036 •(l)	6,365	2,173
4.793% due 12/25/2036 •(l)	11,866	3,115

IXIS Real Estate Capital Trust
5.428% due 09/25/2035 •(l)	1,780	1,828

JP Morgan Mortgage Acquisition Trust
4.613% due 08/25/2036 •	5	2
4.753% due 07/25/2036 •	2,561	1,091
4.773% due 07/25/2036 •	938	258
5.462% due 09/25/2029 þ(l)	2,353	1,381
5.888% due 10/25/2036 þ(l)	6,447	3,782

Lehman ABS Mortgage Loan Trust
4.543% due 06/25/2037 •(l)	3,253	2,143

Long Beach Mortgage Loan Trust
4.833% due 02/25/2036 •(l)	16,613	13,973
4.993% due 05/25/2046 •(l)	7,885	2,386
5.158% due 11/25/2035 •(l)	52,850	48,782

MASTR Asset-Backed Securities Trust
4.673% due 08/25/2036 •	2,607	967
4.753% due 03/25/2036 •(l)	4,721	2,788
4.793% due 06/25/2036 •(l)	3,463	3,133
4.813% due 02/25/2036 •(l)	5,836	2,113
4.933% due 06/25/2036 •	2,510	882
4.993% due 12/25/2035 •(l)	14,613	12,169
5.023% due 01/25/2036 •	126	125

Morgan Stanley ABS Capital, Inc. Trust
4.523% due 10/25/2036 •	1,345	585
4.553% due 11/25/2036 •	1,126	629
4.573% due 09/25/2036 •	3,132	1,061
4.593% due 10/25/2036 •(l)	6,995	3,041
4.603% due 11/25/2036 •(l)	12,273	6,858
4.673% due 10/25/2036 •(l)	3,371	1,465
4.753% due 06/25/2036 •(l)	4,343	2,193
4.753% due 06/25/2036 •	450	379
4.753% due 09/25/2036 •(l)	6,293	2,131
4.783% due 02/25/2037 •(l)	4,228	1,837
4.813% due 03/25/2036 •	10	8
5.488% due 01/25/2035 •(l)	6,379	5,687
6.403% due 05/25/2034 •	29	42

Morgan Stanley Home Equity Loan Trust
4.683% due 04/25/2037 •(l)	20,248	10,394

New Century Home Equity Loan Trust
7.453% due 01/25/2033 •	178	149

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.013% due 07/25/2036 •(l)	3,500	2,875
5.113% due 10/25/2036 •	4,093	901

NovaStar Mortgage Funding Trust
4.793% due 11/25/2036 •	1,021	308

Option One Mortgage Loan Trust
4.583% due 07/25/2037 •(l)	18,658	11,826
4.593% due 01/25/2037 •	243	154
4.593% due 01/25/2037 •(l)	7,244	4,190
4.673% due 01/25/2037 •	1,477	854

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	75

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.703% due 03/25/2037 •	$463	$228
4.783% due 04/25/2037 •(l)	1,896	905
5.662% due 01/25/2037 þ	1	1

Ownit Mortgage Loan Trust
3.130% due 10/25/2035 þ(l)	3,359	1,838

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.328% due 10/25/2034 •(l)	1,195	1,042

RAAC Trust
7.078% due 05/25/2046 •(l)	17,151	16,570

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	3,152	785

Residential Asset Mortgage Products Trust
5.203% due 04/25/2034 •(l)	1,022	1,015
5.323% due 04/25/2034 •(l)	336	337
6.028% due 04/25/2034 •(l)	1,025	1,002
6.433% due 04/25/2034 •(l)	1,738	1,760

Residential Asset Securities Corp. Trust
4.713% due 11/25/2036 •(l)	3,870	3,551
4.793% due 10/25/2036 •(l)	2,435	2,226
4.933% due 08/25/2036 •(l)	8,079	7,061
4.948% due 04/25/2036 •(l)	6,175	5,049
5.113% due 12/25/2035 •(l)	6,307	5,398

Saxon Asset Securities Trust
0.916% due 03/25/2035 •(l)	5,096	2,748
1.079% due 11/25/2035 •(l)	5,547	3,775

Securitized Asset-Backed Receivables LLC Trust
4.733% due 07/25/2036 •(l)	11,367	9,377
4.773% due 07/25/2036 •	2,570	891
4.913% due 02/25/2037 •	212	89
5.128% due 01/25/2035 •	6	5

Soundview Home Loan Trust
4.603% due 06/25/2037 •(l)	2,073	1,368
4.733% due 06/25/2037 •(l)	5,123	3,380
4.813% due 02/25/2037 •(l)	6,782	1,848
4.973% due 02/25/2037 •(l)	7,870	2,152
5.403% due 10/25/2037 •(l)	3,791	2,870
5.553% due 09/25/2037 •(l)	1,426	1,160

Structured Asset Securities Corp.
10.453% due 05/25/2032 •(l)	4,201	3,761

UCFC Home Equity Loan Trust
7.750% due 04/15/2030 ~	295	292

Wells Fargo Home Equity Asset-Backed Securities Trust
4.858% due 01/25/2037 •	9,503	9,210

		548,007

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.643% due 03/25/2047 •	31	31

MANUFACTURING HOUSE ABS OTHER 0.4%

Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2049	200	1

Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	2,914	450
9.163% due 03/01/2033 ~(l)	8,904	8,861
9.546% due 12/01/2033 ~(l)	5,228	5,042

Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(l)	4,943	4,919

Mid-State Capital Corp. Trust
6.742% due 10/15/2040	2,052	2,074

Oakwood Mortgage Investors, Inc.
8.490% due 10/15/2030	1,151	1,092

		22,439

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	3,549	306

Conseco Finance Corp.
6.530% due 02/01/2031 ~	325	285
7.060% due 02/01/2031 ~	1,413	1,254
7.500% due 03/01/2030 ~	5,970	1,719

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	218	220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.960% due 05/01/2031		$1,457	$319
8.260% due 12/01/2030 ~(l)		4,584	890
8.850% due 12/01/2030 ~(l)		5,630	802

Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~		678	685

			6,480

WHOLE LOAN COLLATERAL 1.1%

Bear Stearns Asset-Backed Securities Trust
4.913% due 10/25/2036 ~		114	88
5.287% due 07/25/2036 ~		14	14
5.368% due 10/25/2036 ~		2,323	1,035

Citigroup Mortgage Loan Trust
4.271% due 05/25/2036 þ		2,387	859
4.520% due 03/25/2036 þ		1,340	628
5.153% due 11/25/2046 •(l)		4,267	3,554

First Franklin Mortgage Loan Trust
5.023% due 02/25/2036 •(l)		5,500	5,129
5.398% due 09/25/2035 •(l)		5,832	5,276
5.428% due 05/25/2036 •(l)		15,112	13,681

GSAMP Trust
6.328% due 06/25/2034 •(l)		1,253	1,148

Lehman XS Trust
4.296% due 05/25/2037 ~(l)		5,803	4,760
6.670% due 06/24/2046 þ		164	172

PRET LLC
3.721% due 07/25/2051 þ		1,222	1,202
3.844% due 07/25/2051 þ		2,937	2,815
6.170% due 07/25/2051 þ(l)		2,100	2,094
7.967% due 09/25/2051 þ(l)		3,991	3,927

PRPM LLC
6.291% due 02/25/2027 þ		1,000	997

Residential Asset Mortgage Products Trust
4.899% due 08/25/2033 •		310	306

Securitized Asset-Backed Receivables LLC Trust
4.953% due 05/25/2036 •(l)		14,372	7,338
5.053% due 11/25/2035 •(l)		9,277	7,647
5.113% due 08/25/2035 •(l)		1,425	1,074

Specialty Underwriting & Residential Finance Trust
3.836% due 02/25/2037 þ		2,392	788
4.055% due 06/25/2037 •		2,871	1,419
5.153% due 03/25/2037 •		267	143

			66,094

OTHER ABS 9.3%

510 Loan Acquisition Trust
8.107% due 09/25/2060 þ(l)		13,213	13,186

ABSLT DE 2024 LLC
1.000% due 05/20/2033 «~		57,200	57,686

Acacia CDO Ltd.
8.850% due 11/08/2039 •(l)		8,674	1,963

ACHV ABS Trust
5.010% due 12/26/2031		76	76

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	535

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ(l)		$1,048	970

Apex Credit CLO Ltd.
0.000% due 10/20/2034 ~		20,050	11,690

Banco Bilbao Vizcaya Argentaria
3.489% due 03/22/2046 •	EUR	416	136

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		$2,900	244

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		3,390	880

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(g)		21	10,824
6.610% due 06/25/2054 «		2,647	2,646
8.660% due 06/25/2054 «		3,811	3,918

Cologix Canadian Issuer LP
7.740% due 01/25/2052	CAD	2,000	1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	1,401	$258

Coronado CDO Ltd.
6.000% due 09/04/2038 (l)		$3,665	1,200
6.226% due 09/04/2038 •(l)		23,135	7,078

Credit-Based Asset Servicing & Securitization CBO Ltd.
8.000% due 09/06/2041 •		98,373	532

Duke Funding Ltd.
8.500% due 04/08/2039 •(l)		7,546	600

ECAF Ltd.
3.473% due 06/15/2040 (l)		903	673
4.947% due 06/15/2040 (l)		5,979	4,574

Euromax ABS PLC
3.372% due 11/10/2095 •	EUR	2,666	2,686

FAB U.K. Ltd.
0.000% due 12/06/2045 ~	GBP	15,488	4,520

FREED ABS Trust
0.000% due 09/20/2027 «(g)		$10	137

Glacier Funding CDO Ltd.
8.270% due 08/04/2035 •(l)		31,282	2,960

GreenSky Home Improvement Trust
5.870% due 06/25/2059		500	506
6.360% due 06/25/2059		500	509
7.330% due 06/25/2059		900	924
8.750% due 10/27/2059		500	509

Hillcrest CDO Ltd.
5.540% due 12/10/2039 •(l)		32,573	5,087

Hout Bay Corp.
4.422% due 07/05/2041 •		109,166	18,197
4.622% due 07/05/2041 •		4,871	5
4.752% due 07/05/2041 •		1,690	0

KGS-Alpha SBA COOF Trust
1.040% due 04/25/2038 «~(a)		569	12

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042 (l)		2,601	2,518

Lendingpoint Asset Securitization Trust
5.990% due 10/15/2029		975	920

LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)		1,400	127
0.000% due 04/15/2028 «(g)		1,700	173

Madison Park Funding Ltd.
0.000% due 07/27/2047 ~(l)		5,600	2,215
MAN GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		6,450	3,861

Marble Point CLO Ltd.
0.000% due 01/22/2052 ~		17,150	9,489

Margate Funding Ltd.
8.080% due 12/04/2044 •(l)		17,556	4,362
8.350% due 12/04/2044 ^•(d)		4,126	55

Marlette Funding Trust
0.000% due 07/16/2029 «(g)		16	25
0.000% due 09/17/2029 «(g)		35	71
0.000% due 03/15/2030 «(g)		33	327
0.000% due 09/16/2030 «(g)		9	292

National Collegiate Commutation Trust
0.000% due 03/25/2038 •(l)		135,030	25,679

OCP CLO Ltd.
0.000% due 07/20/2037 «~		11	5,243

Orient Point CDO Ltd.
5.124% due 10/03/2045 •		391,989	113,958

Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «~		700	594
3.270% due 05/15/2029		698	664
5.162% due 04/15/2032 «		1,020	1,021
5.617% due 04/15/2032 «		780	781
5.823% due 04/15/2032 «		450	449
6.261% due 04/15/2032 «		470	469
8.491% due 06/16/2031		5,998	6,122
10.273% due 04/15/2032 «		580	578

Palisades CDO Ltd.
8.950% due 07/22/2039 •(l)		6,540	2,682

Putnam Structured Product Funding Ltd.
1.584% due 10/15/2038 •(l)		711	426

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~(l)		$11,667	$3,496
0.000% due 10/20/2030 ~		4,967	1,384
0.000% due 10/20/2031 ~		4,967	1,280
0.000% due 04/20/2034 ~(l)		22,000	10,619

Segovia European CLO DAC
0.000% due 04/15/2035 ~	EUR	1,400	612

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(g)(l)		$36	15,647

SLM Student Loan Trust
0.000% due 01/25/2042 «(g)		31	7,315

SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		8	2,124
0.000% due 09/15/2054 «(g)(l)		40,270	48,339
0.000% due 11/16/2054 «(g)		5	4,799
0.000% due 02/16/2055 «(g)		9	9,230
5.950% due 02/16/2055 (l)		8,370	8,063

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(g)		14,219	1,255

Soloso CDO Ltd.
5.171% due 10/07/2037 •		17,418	13,238

South Coast Funding Ltd.
0.454% due 01/06/2041 •(l)		168,529	30,435
0.454% due 01/06/2041 •		48	9

Start Ltd.
4.089% due 03/15/2044		548	540

Stream Innovations Trust
6.270% due 07/15/2044		409	420

Taberna Preferred Funding Ltd.
5.196% due 08/05/2036 •		2,540	2,299
5.196% due 08/05/2036 •(l)		10,218	9,247

Talon Funding Ltd.
8.240% due 06/05/2035 •		676	89

Tropic CDO Ltd.
5.238% due 07/15/2036 •		3,306	3,165

Verde CDO Ltd.
5.081% due 10/05/2045 •(l)		240,688	49,473

			563,231

Total Asset-Backed Securities (Cost $1,815,899)			1,239,446

SOVEREIGN ISSUES 4.2%

Argentina Government International Bond
0.750% due 07/09/2030 þ		30,420	22,151
1.000% due 07/09/2029 (l)		5,302	4,318
3.500% due 07/09/2041 þ(l)		17,060	10,697
4.125% due 07/09/2035 þ(l)		13,800	9,191
4.125% due 07/09/2035 þ		21,344	13,718
4.125% due 07/09/2046 þ		230	153
5.000% due 01/09/2038 þ(l)		76,360	53,529

Dominican Republic International Bond
10.750% due 06/01/2036	DOP	165,400	2,922

Ecuador Government International Bond
6.900% due 07/31/2030 þ		$2,186	1,530

Egypt Government International Bond
6.375% due 04/11/2031	EUR	13,100	12,001

El Salvador Government International Bond
9.250% due 04/17/2030		$20,000	21,225
9.650% due 11/21/2054		9,200	9,715

Ghana Government International Bond
0.000% due 07/03/2026 (g)(l)		364	341
0.000% due 01/03/2030 (g)(l)		670	520
5.000% due 07/03/2029 þ(l)		2,756	2,386
5.000% due 07/03/2035 þ(l)		3,963	2,798

Nigeria Government International Bond
9.625% due 06/09/2031		500	500
10.375% due 12/09/2034		5,600	5,725

Peru Government International Bond
5.350% due 08/12/2040	PEN	100	22
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Romania Government International Bond
5.125% due 09/24/2031	EUR	3,090	$3,131
5.250% due 05/30/2032		200	202
5.375% due 03/22/2031		2,620	2,717
5.625% due 02/22/2036		1,060	1,056
5.625% due 05/30/2037		3,200	3,182
6.375% due 09/18/2033		3,000	3,241

Russia Government International Bond
5.100% due 03/28/2035 «		$600	0
5.625% due 04/04/2042		10,200	6,987
5.875% due 09/16/2043		200	137

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	1,484,300	41,521
50.485% (BISTREFI) due 05/20/2026 ~		1,700	49
50.485% (BISTREFI) due 08/19/2026 ~		1,300	37
50.485% (BISTREFI) due 05/17/2028 ~		276,200	7,708

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$605	330
0.000% due 02/01/2034 þ(h)		2,262	942
0.000% due 02/01/2035 þ(h)		1,912	1,135
0.000% due 02/01/2036 þ(h)		1,593	938
1.750% due 02/01/2034 þ		3,223	1,821
1.750% due 02/01/2035 þ		3,879	2,148
1.750% due 02/01/2036 þ		3,980	2,164

Venezuela Government International Bond
6.000% due 06/30/2049 ^		590	71
9.250% due 09/15/2027 ^(d)		734	118

Total Sovereign Issues (Cost $226,291)			253,083

		SHARES
COMMON STOCKS 3.7%

COMMUNICATION SERVICES 1.8%

Clear Channel Outdoor Holdings, Inc. (e)		4,853,248	6,649

iHeartMedia, Inc. ‘A’ (e)		2,021,190	4,002

Oi SA		24,221,572	0

Promotora de Informaciones SA ‘A’ (e)		4,079,279	1,272

Syniverse Holdings, Inc. «(j)		20,866,719	20,645

Windstream Units «(e)		3,155,914	76,667

			109,235

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)		2	0

Desarrolladora Homex SAB de CV (e)		719,113	0

West Marine «(e)(j)		43,000	272

			272

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(e)(j)		299,163,217	0

FINANCIALS 1.7%

Banca Monte dei Paschi di Siena SpA		6,139,000	43,280

Corestate Capital Holding SA «(e)(j)		843,935	0

Intelsat Emergence SA «(j)		1,755,353	57,971

MNEQ Holdings, Inc. «(e)(j)		25,645	103

UBS Group AG		12,342	377

			101,731

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.2%

Clover Holdings, Inc. «(e)(j)	44,666	$916

Forsea Holding SA «	263,557	6,622

Mcdermott International Ltd. (e)	585,421	70

Westmoreland Mining Holdings «(e)(j)	238,883	269

Westmoreland Mining LLC «(e)(j)	240,987	843

		8,720

Total Common Stocks (Cost $270,063)		219,958

WARRANTS 0.4%

COMMUNICATION SERVICES 0.4%

Windstream Holdings II LLC - Exp. 10/25/2059 «	2,075,974	26,988

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	5,580	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	13,833	26

Total Warrants (Cost $70,487)		27,014

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 0.8%

ADLER Group SA «(e)	10,224,514	0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~(l)	35,500,000	25,144

American AgCredit Corp.
5.250% due 06/15/2026 •(i)	10,000,000	9,870

Capital Farm Credit ACA
5.000% due 03/15/2026 •(i)(l)	4,300,000	4,283

Compeer Financial ACA
4.875% due 08/15/2026 •(i)(l)	1,900,000	1,853

OCP CLO Ltd.
0.000% due 04/26/2036 «~	2,600	1,392

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)	5,253,700	6,048

		48,590

INDUSTRIALS 0.2%

SVB Financial Trust
0.000% due 11/07/2032 (g)	167,720	3
11.000% due 11/07/2032	29,233	14,617

		14,620

Total Preferred Securities (Cost $65,746)		63,210

REAL ESTATE INVESTMENT TRUSTS 0.5%

REAL ESTATE 0.5%

Uniti Group, Inc.	1,591,211	8,751

VICI Properties, Inc.	711,293	20,777

Total Real Estate Investment Trusts (Cost $18,729)		29,528

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	77

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.4%

REPURCHASE AGREEMENTS (k) 2.8%
		$166,689

U.S. TREASURY BILLS 0.6%
4.531% due 01/16/2025 - 03/06/2025 (f)(g)(l)(o)	$34,705	34,573

Total Short-Term Instruments (Cost $201,256)		201,262

Total Investments in Securities (Cost $9,190,641)		8,021,398

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 19.1%

COMMON STOCKS 5.3%

AFFILIATED INVESTMENTS 5.3%

Amsurg Equity «(e)(j)	3,517,243	$161,149

Market Garden Dogwood LLC †«‡(j)	147,000,000	156,095

Oi SA	24,221,572	5,253

Sierra Hamilton Holder LLC «(e)(j)	30,337,712	3

		322,500

Total Common Stocks (Cost $301,659)		322,500

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%

PIMCO Short-Term Floating NAV Portfolio III	85,933,941	$836,739

Total Short-Term Instruments (Cost $836,058)		836,739

Total Investments in Affiliates (Cost $1,137,717)		1,159,239

Total Investments 151.9% (Cost $10,328,358)		$9,180,637

Financial Derivative Instruments (m)(n) 0.2% (Cost or Premiums, net $39,693)		9,806

Other Assets and Liabilities, net (52.1)%		(3,145,842)

Net Assets 100.0%		$6,044,601

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†
Represents
co-investment
made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Financial Statements.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

‡	Insurance-Linked Investments.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$146,968	$161,149	2.67%
Clover Holdings, Inc.	12/09/2024	670	916	0.02
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	114,056	57,971	0.96
Market Garden Dogwood LLC	03/13/2024	147,000	156,095	2.58
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	285	103	0.00
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	20,560	20,645	0.34
West Marine	09/12/2023	618	272	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	6,949	269	0.00
Westmoreland Mining LLC	06/30/2023	1,596	843	0.02

		$446,392	$398,266	6.59%

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	4.570%	07/30/2024	TBD	(2)	$166,689	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040	$(163,216)	$166,689	$170,275
						Cash	(8,304)

Total Repurchase Agreements							$(171,520)	$166,689	$170,275

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BMO	4.860%	11/20/2024	01/21/2025			$(314)	$(316)
BNY	5.560	10/09/2024	04/08/2025			(86,497)	(87,688)
	5.560	11/12/2024	05/12/2025			(52,102)	(52,529)
	5.560	12/06/2024	06/06/2025			(3,711)	(3,727)
	5.560	12/11/2024	06/11/2025			(21,111)	(21,185)
BOM	5.020	12/09/2024	01/09/2025			(3,354)	(3,365)
BOS	5.460	12/05/2024	01/03/2025			(11,161)	(11,209)
	5.460	01/03/2025	05/02/2025			(11,156)	(11,156)
	5.510	12/05/2024	01/03/2025			(16,266)	(16,337)
	5.510	01/03/2025	05/02/2025			(16,266)	(16,266)
	5.560	12/05/2024	01/03/2025			(18,418)	(18,499)
	5.560	01/03/2025	05/02/2025			(18,400)	(18,400)
	5.610	01/03/2025	05/02/2025			(4,106)	(4,106)
	5.660	12/05/2024	01/03/2025			(4,093)	(4,111)
	5.660	01/03/2025	05/02/2025			(6,471)	(6,471)
	5.710	12/05/2024	01/03/2025			(6,627)	(6,656)
BPG	5.040	12/31/2024	03/10/2025			(2,712)	(2,713)
BPS	3.050	12/18/2024	TBD	(4)	EUR	(4,742)	(4,918)
	3.210	12/18/2024	TBD	(4)		(11,587)	(12,019)
	3.233	12/06/2024	02/06/2025			(193)	(200)
	5.040	11/15/2024	02/13/2025			$(31,362)	(31,572)
	5.040	12/10/2024	03/10/2025			(33,995)	(34,105)
	5.060	10/09/2024	02/07/2025			(23,156)	(23,439)
	5.150	10/24/2024	01/24/2025			(31,504)	(31,819)
	5.170	10/29/2024	01/29/2025			(1,074)	(1,084)
	5.210	11/18/2024	05/16/2025			(17,770)	(17,888)
	5.364	11/20/2024	03/20/2025		GBP	(7,324)	(9,227)
	5.410	10/18/2024	04/16/2025			$(4,905)	(4,964)
	5.560	10/18/2024	04/16/2025			(2,129)	(2,155)
	5.690	11/18/2024	05/16/2025			(38,666)	(38,947)
	5.710	10/24/2024	04/22/2025			(117,413)	(118,781)
	5.710	11/22/2024	04/22/2025			(27,635)	(27,818)
	5.810	10/24/2024	04/22/2025			(11,622)	(11,758)
	5.810	11/18/2024	05/16/2025			(2,134)	(2,150)
	6.010	10/24/2024	04/22/2025			(7,786)	(7,877)
	6.010	11/18/2024	05/16/2025			(1,684)	(1,697)
BRC	2.500	12/20/2024	TBD	(4)		(9,224)	(9,232)
	3.080	12/18/2024	TBD	(4)	EUR	(942)	(978)
	4.600	12/20/2024	TBD	(4)		$(1,137)	(1,139)
	5.150	12/16/2024	03/17/2025			(18,745)	(18,791)
	5.300	01/03/2025	04/03/2025			(345)	(345)
	5.570	11/04/2024	02/03/2025			(1,400)	(1,413)
	5.650	09/27/2024	01/03/2025			(362)	(368)
	5.660	12/20/2024	04/21/2025			(24,817)	(24,869)
	5.710	12/20/2024	04/21/2025			(27,308)	(27,366)
	5.720	11/26/2024	02/26/2025			(12,585)	(12,659)
	5.760	12/03/2024	04/02/2025			(2,915)	(2,929)
	5.760	12/18/2024	04/21/2025			(8,807)	(8,829)
	5.780	10/09/2024	01/10/2025			(18,765)	(19,021)
	5.790	10/29/2024	01/29/2025			(3,283)	(3,317)
	5.810	12/20/2024	04/21/2025			(1,668)	(1,672)
	5.820	11/04/2024	02/03/2025			(4,028)	(4,066)
	5.877	10/17/2024	01/17/2025		GBP	(16,788)	(21,283)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	79

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	5.890%	09/09/2024	03/10/2025			$(14,381)	$(14,651)
	6.000	08/26/2024	02/26/2025			(7,537)	(7,699)
	6.180	08/21/2024	02/21/2025			(6,735)	(6,889)
	6.370	08/05/2024	02/05/2025			(1,253)	(1,286)
	6.370	11/13/2024	02/13/2025			(19,777)	(19,952)
BYR	4.940	11/21/2024	02/21/2025			(20,606)	(20,727)
	4.960	10/09/2024	01/10/2025			(4,059)	(4,110)
	4.960	11/19/2024	02/19/2025			(18,600)	(18,716)
	4.960	11/20/2024	02/20/2025			(3,810)	(3,833)
	4.960	11/21/2024	02/21/2025			(11,548)	(11,616)
	4.960	12/17/2024	03/18/2025			(2,217)	(2,222)
	4.980	12/06/2024	01/09/2025			(48,269)	(48,453)
CDC	4.920	12/17/2024	02/19/2025			(1,676)	(1,680)
	5.010	12/16/2024	04/15/2025			(18,250)	(18,294)
	5.010	12/17/2024	04/15/2025			(270)	(271)
	5.010	12/23/2024	04/22/2025			(33,075)	(33,120)
	5.010	12/24/2024	04/15/2025			(85)	(85)
	5.010	12/30/2024	04/15/2025			(276)	(276)
	5.030	10/23/2024	01/23/2025			(1,509)	(1,524)
	5.030	12/17/2024	01/23/2025			(1,769)	(1,773)
	5.080	01/02/2025	04/15/2025			(523)	(523)
	5.130	10/28/2024	01/27/2025			(16,188)	(16,341)
	5.130	11/19/2024	01/27/2025			(643)	(647)
	5.130	11/22/2024	01/27/2025			(478)	(481)
	5.130	12/05/2024	01/27/2025			(4,444)	(4,462)
	5.130	12/17/2024	01/27/2025			(466)	(467)
	5.130	12/24/2024	01/27/2025			(85)	(85)
	5.130	12/30/2024	01/27/2025			(768)	(768)
	5.130	01/02/2025	01/27/2025			(525)	(525)
	5.210	12/09/2024	04/08/2025			(363)	(364)
	5.220	10/01/2024	01/03/2025			(5,120)	(5,189)
	5.220	12/17/2024	01/03/2025			(372)	(373)
	5.310	11/08/2024	03/07/2025			(4,977)	(5,020)
	5.310	12/09/2024	04/08/2025			(8,436)	(8,467)
	5.340	11/12/2024	02/12/2025			(3,129)	(3,153)
	5.410	11/08/2024	03/07/2025			(401)	(405)
	5.410	12/09/2024	04/08/2025			(13,070)	(13,118)
	5.480	11/07/2024	02/07/2025			(3,896)	(3,929)
	5.510	12/09/2024	04/08/2025			(1,485)	(1,491)
	5.780	11/07/2024	02/07/2025			(2,863)	(2,889)
CIB	5.050	12/19/2024	01/14/2025			(406)	(407)
DBL	3.546	09/07/2023	TBD	(4)	EUR	(12,578)	(13,818)
	5.156	12/09/2024	02/07/2025			$(11,336)	(11,375)
	5.206	12/09/2024	02/07/2025			(3,472)	(3,484)
	5.256	12/09/2024	02/07/2025			(6,308)	(6,331)
	5.285	11/08/2024	01/03/2025			(2,728)	(2,750)
	5.306	12/09/2024	02/07/2025			(1,651)	(1,657)
	5.406	12/09/2024	02/07/2025			(2,479)	(2,488)
	5.556	12/09/2024	02/07/2025			(11,325)	(11,367)
	5.606	12/09/2024	02/07/2025			(22,569)	(22,654)
	5.613	12/20/2024	02/14/2025			(3,995)	(4,004)
	5.756	12/09/2024	02/07/2025			(5,429)	(5,450)
	5.806	12/09/2024	02/07/2025			(18,260)	(18,331)
	5.881	12/09/2024	02/07/2025			(1,780)	(1,787)
	5.931	12/09/2024	02/07/2025			(1,658)	(1,664)
	5.956	12/09/2024	02/07/2025			(12,576)	(12,626)
	5.981	12/09/2024	02/07/2025			(10,219)	(10,259)
	6.006	12/09/2024	02/07/2025			(88,923)	(89,279)
	6.056	12/09/2024	02/07/2025			(3,215)	(3,228)
	6.081	12/09/2024	02/07/2025			(12,089)	(12,138)
	6.086	12/09/2024	02/07/2025			(8,194)	(8,227)
	6.106	12/09/2024	02/07/2025			(14,731)	(14,791)
	6.156	12/09/2024	02/07/2025			(30,082)	(30,205)
	6.181	12/09/2024	02/07/2025			(3,386)	(3,400)
DEU	4.650	12/20/2024	TBD	(4)		(9,537)	(9,553)
	4.820	12/20/2024	TBD	(4)		(13,260)	(13,283)
	4.820	12/24/2024	TBD	(4)		(6,084)	(6,092)
	5.090	11/13/2024	02/13/2025			(10,490)	(10,564)
	5.160	12/31/2024	02/20/2025			(20,387)	(20,390)
	5.300	10/28/2024	01/28/2025			(9,826)	(9,922)

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
GLM	5.220%	09/27/2024	06/24/2025			$(108,620)	$(110,147)
	5.270	09/27/2024	06/24/2025			(7,158)	(7,260)
	5.320	09/27/2024	06/24/2025			(4,128)	(4,187)
	5.470	09/27/2024	06/24/2025			(2,677)	(2,717)
	5.563	10/29/2024	07/29/2025			(63,461)	(64,098)
	5.613	10/29/2024	07/29/2025			(8,399)	(8,484)
	5.663	10/29/2024	07/29/2025			(2,902)	(2,931)
IND	4.910	12/17/2024	03/17/2025			(99)	(100)
	5.040	11/26/2024	02/25/2025			(149)	(149)
	5.170	11/08/2024	02/10/2025			(1,540)	(1,552)
	5.180	09/09/2024	03/06/2025			(3,178)	(3,230)
	5.210	12/06/2024	03/06/2025			(1,765)	(1,772)
	5.220	11/08/2024	02/10/2025			(555)	(559)
	5.220	11/25/2024	04/25/2025			(710)	(714)
	5.230	11/25/2024	02/25/2025			(14,513)	(14,593)
	5.260	12/06/2024	03/06/2025			(1,599)	(1,605)
	5.300	09/09/2024	03/06/2025			(3,133)	(3,186)
	5.330	11/04/2024	01/31/2025			(1,758)	(1,773)
JML	4.750	12/20/2024	01/31/2025			(51,109)	(51,196)
	5.500	12/20/2024	01/31/2025			(200)	(200)
	5.648	12/20/2024	03/20/2025		GBP	(11,327)	(14,208)
JPS	5.280	11/07/2024	02/07/2025			$(1,596)	(1,609)
	5.530	11/07/2024	02/07/2025			(1,517)	(1,531)
	5.600	10/02/2024	01/03/2025			(5,547)	(5,626)
	5.630	11/07/2024	02/07/2025			(1,904)	(1,921)
	5.700	10/02/2024	01/03/2025			(5,766)	(5,850)
	5.730	11/07/2024	02/07/2025			(4,889)	(4,933)
	5.750	10/02/2024	01/03/2025			(3,751)	(3,806)
	5.800	10/02/2024	01/03/2025			(1,905)	(1,933)
	5.900	10/02/2024	01/03/2025			(3,732)	(3,788)
	5.950	10/02/2024	01/03/2025			(5,818)	(5,907)
MBC	5.400	11/27/2024	03/27/2025		GBP	(10,696)	(13,462)
	5.450	11/27/2024	03/27/2025			(6,921)	(8,712)
MEI	3.300	12/18/2024	01/10/2025		EUR	(488)	(506)
	3.360	12/20/2024	03/20/2025			(2,054)	(2,130)
	3.500	12/05/2024	03/04/2025			(4,707)	(4,889)
	5.200	12/20/2024	03/20/2025		GBP	(1,550)	(1,944)
	5.260	12/18/2024	03/18/2025			(802)	(1,006)
	5.380	12/20/2024	02/20/2025			(3,128)	(3,924)
MSB	5.282	11/20/2024	03/20/2025			(4,793)	(6,038)
	5.312	11/20/2024	03/20/2025			(5,941)	(7,485)
	5.342	11/20/2024	03/20/2025			(6,508)	(8,199)
	5.360	12/09/2024	06/09/2025			$(3,579)	(3,592)
	5.434	12/20/2024	06/20/2025		GBP	(8,696)	(10,907)
	5.460	12/09/2024	06/09/2025			$(3,993)	(4,007)
	5.560	12/09/2024	06/09/2025			(5,063)	(5,082)
	5.660	09/17/2024	03/17/2025			(27,883)	(28,382)
	5.710	12/09/2024	06/09/2025			(48,554)	(48,743)
	5.760	09/17/2024	03/17/2025			(14,691)	(14,954)
	5.760	12/09/2024	06/09/2025			(19,862)	(19,940)
	5.785	07/19/2024	01/20/2025		GBP	(17,470)	(22,468)
MYI	2.000	12/20/2024	TBD	(4)		$(10,713)	(10,720)
MZF	5.410	12/17/2024	06/11/2025			(58,979)	(59,121)
	5.610	12/17/2024	06/11/2025			(454)	(455)
NOM	4.200	12/20/2024	TBD	(4)		(4,634)	(4,641)
	4.750	12/20/2024	TBD	(4)		(3,457)	(3,463)
RBC	5.880	12/20/2024	06/20/2025			(2,428)	(2,434)
	5.930	11/08/2024	05/06/2025			(2,538)	(2,562)
	5.930	12/20/2024	06/20/2025			(2,092)	(2,096)
RCE	3.100	12/20/2024	03/20/2025		EUR	(14,177)	(14,702)
	3.200	12/18/2024	TBD	(4)		(3,591)	(3,724)
	3.966	11/05/2024	05/05/2025			(2,490)	(2,597)
RCY	5.060	12/06/2024	01/06/2025			$(11,476)	(11,519)
RTA	5.130	12/20/2024	03/19/2025			(23,734)	(23,776)
	5.330	12/10/2024	04/07/2025			(26,439)	(26,531)
	5.580	12/18/2024	04/17/2025			(2,967)	(2,974)
	5.660	12/10/2024	04/07/2025			(12,572)	(12,618)
	5.670	11/01/2024	05/01/2025			(29,706)	(30,005)
	5.680	12/10/2024	04/07/2025			(24,382)	(24,472)
	5.730	10/08/2024	01/07/2025			(6,215)	(6,305)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	81

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	5.730%	12/20/2024	06/18/2025			$(14,105)	$(14,134)
	5.730	12/24/2024	02/07/2025			(5,088)	(5,095)
	5.750	11/01/2024	05/01/2025			(8,154)	(8,236)
	5.760	11/01/2024	05/01/2025			(21,556)	(21,773)
	5.780	11/01/2024	05/01/2025			(5,512)	(5,567)
	5.860	12/10/2024	04/07/2025			(4,988)	(5,007)
SBI	5.826	10/25/2024	04/28/2025			(25,815)	(26,104)
	5.876	10/25/2024	04/28/2025			(24,876)	(25,156)
	5.926	10/25/2024	04/28/2025			(5,312)	(5,372)
	5.976	10/25/2024	04/28/2025			(2,931)	(2,965)
SOG	4.600	12/20/2024	TBD	(4)		(26,241)	(26,284)
	4.870	12/18/2024	03/18/2025			(2,047)	(2,051)
	5.030	10/29/2024	01/29/2025			(2,750)	(2,775)
	5.050	10/08/2024	01/08/2025			(897)	(907)
	5.100	12/27/2024	01/09/2025			(2,374)	(2,376)
	5.140	09/30/2024	01/03/2025			(1,885)	(1,911)
	5.170	10/24/2024	01/24/2025			(11,438)	(11,553)
	5.170	11/15/2024	01/24/2025			(640)	(645)
	5.170	12/16/2024	01/08/2025			(261)	(262)
	5.190	10/15/2024	01/15/2025			(21,121)	(21,362)
	5.220	10/09/2024	01/09/2025			(43,486)	(44,022)
	5.220	12/17/2024	01/09/2025			(1,382)	(1,385)
	5.360	10/18/2024	04/17/2025			(9,814)	(9,930)
	5.610	10/16/2024	04/16/2025			(4,989)	(5,053)
	5.610	10/18/2024	04/17/2025			(3,862)	(3,907)
	5.610	11/07/2024	05/07/2025			(24,585)	(24,808)
	5.610	12/12/2024	06/13/2025			(3,940)	(3,953)
	5.660	10/16/2024	04/16/2025			(24,971)	(25,291)
	5.710	09/13/2024	03/13/2025			(5,059)	(5,152)
UBS	3.070	12/18/2024	TBD	(4)	EUR	(5,610)	(5,818)
	3.130	12/18/2024	TBD	(4)		(11,790)	(12,229)
	3.150	12/18/2024	TBD	(4)		(8,700)	(9,024)
	3.180	12/18/2024	TBD	(4)		(5,703)	(5,916)
	3.200	12/18/2024	TBD	(4)		(8,567)	(8,886)
	3.402	12/20/2024	03/20/2025			(257)	(267)
	3.427	12/06/2024	03/06/2025			(14,263)	(14,813)
	3.552	12/20/2024	03/20/2025			(3,951)	(4,097)
	5.170	10/02/2024	01/03/2025			$(35,320)	(35,786)
	5.170	11/20/2024	01/03/2025			(2,221)	(2,235)
	5.271	12/06/2024	03/06/2025		GBP	(2,232)	(2,805)
	5.520	11/01/2024	04/30/2025			$(15,590)	(15,739)
	5.630	10/29/2024	04/29/2025			(47,024)	(47,502)
	5.640	10/16/2024	04/16/2025			(3,187)	(3,226)
	5.760	10/02/2024	01/03/2025			(41,269)	(41,876)
WFS	5.030	12/17/2024	03/17/2025			(5,778)	(5,791)
	5.080	12/17/2024	03/17/2025			(26,038)	(26,096)
	5.130	12/17/2024	03/17/2025			(18,745)	(18,787)

Total Reverse Repurchase Agreements							$(2,839,406)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BMO	$0	$(316)	$0	$(316)	$323	$7
BNY	0	(165,129)	0	(165,129)	214,936	49,807
BOM	0	(3,365)	0	(3,365)	4,123	758
BOS	0	(113,211)	0	(113,211)	69,923	(43,288)
BPG	0	(2,713)	0	(2,713)	0	(2,713)
BPS	0	(382,418)	0	(382,418)	481,242	98,824
BRC	0	(208,754)	0	(208,754)	283,260	74,506
BYR	0	(109,677)	0	(109,677)	128,320	18,643
CDC	0	(125,720)	0	(125,720)	149,454	23,734
CIB	0	(407)	0	(407)	495	88

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
DBL	$0	$(291,313)	$0	$(291,313)	$392,907	$101,594
DEU	0	(69,804)	0	(69,804)	78,666	8,862
GLM	0	(199,824)	0	(199,824)	235,125	35,301
IND	0	(29,233)	0	(29,233)	33,926	4,693
JML	0	(65,604)	0	(65,604)	80,048	14,444
JPS	170,275	(36,904)	0	133,371	(127,255)	6,116
MBC	0	(22,174)	0	(22,174)	27,332	5,158
MEI	0	(14,399)	0	(14,399)	19,016	4,617
MSB	0	(179,797)	0	(179,797)	246,077	66,280
MYI	0	(10,720)	0	(10,720)	10,541	(179)
MZF	0	(59,576)	0	(59,576)	80,394	20,818
NOM	0	(8,104)	0	(8,104)	9,380	1,276
RBC	0	(7,092)	0	(7,092)	10,579	3,487
RCE	0	(21,023)	0	(21,023)	24,015	2,992
RCY	0	(11,519)	0	(11,519)	13,422	1,903
RTA	0	(186,493)	0	(186,493)	235,420	48,927
SBI	0	(59,597)	0	(59,597)	80,613	21,016
SOG	0	(193,627)	0	(193,627)	238,090	44,463
UBS	0	(210,219)	0	(210,219)	257,131	46,912
WFS	0	(50,674)	0	(50,674)	58,627	7,953

Total Borrowings and Other Financing Transactions	$170,275	$(2,839,406)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(241,889)	$(210,869)	$(189,474)	$(642,232)
Convertible Bonds & Notes	0	(6,305)	0	0	(6,305)
U.S. Government Agencies	0	(15,291)	(13,349)	(6,710)	(35,350)
Non-Agency Mortgage-Backed Securities	0	(103,226)	(298,974)	(727,897)	(1,130,097)
Asset-Backed Securities	0	(91,579)	(299,441)	(452,631)	(843,651)
Sovereign Issues	0	0	(69,018)	(25,062)	(94,080)
Preferred Securities	0	(11,651)	(5,575)	(12,674)	(29,900)

Total Borrowings	$0	$(469,941)	$(897,226)	$(1,414,448)	$(2,781,615)

Payable for reverse repurchase agreements (6)					$(2,781,615)

(l)	Securities with an aggregate market value of $3,486,393 and cash of $32,215 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,031,198) at a weighted average interest rate of 5.846%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(57,791) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	83

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	510	$	(121,963)	$579	$0	$(3)
3-Month SOFR Active Contract December Futures	03/2026	102		(24,494)	456	1	0
3-Month SOFR Active Contract June Futures	09/2025	287		(68,848)	705	4	0
3-Month SOFR Active Contract March Futures	06/2025	315		(75,462)	667	0	0
3-Month SOFR Active Contract March Futures	06/2026	95		(22,815)	417	1	0
3-Month SOFR Active Contract September Futures	12/2025	76		(18,244)	346	2	0

Total Futures Contracts					$3,170	$8	$(3)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	162,300	$2,756	$(3,799)	$(1,043)	$447	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		27,000	335	6,072	6,407	0	(68)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		28,300	(2,278)	22,690	20,412	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	94,800	10	2,773	2,783	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		15,100	7	719	726	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		1,244,900	6,094	(14,454)	(8,360)	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		13,450	(2)	836	834	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		1,348,200	13,042	(25,318)	(12,276)	0	(488)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		660	(31)	(51)	(82)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		196,000	2,649	(4,853)	(2,204)	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		123,500	(2,337)	4,731	2,394	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		275,200	4,155	(7,863)	(3,708)	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	17,527	15,328	100	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		16,600	(225)	2,823	2,598	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	1,726	12,377	103	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,300	28	(64)	(36)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	2,725	3,143	176	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043		1,300	(4)	270	266	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045		3,800	(44)	910	866	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048		3,100	256	601	857	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	6,882	6,515	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	9,534	26,322	85	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	5,997	17,028	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	6,559	7,345	113	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	7,800	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		5,200	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		6,400	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		17,400	0	(21)	(21)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		28,900	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		14,600	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		14,300	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		29,100	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		9,400	0	(134)	(134)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		4,700	0	(66)	(66)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		4,700	0	(66)	(66)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		2,400	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		10,500	0	(119)	(119)	0	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027		599,100	0	6,258	6,258	3	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		25,100	0	(262)	(262)	0	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		437,000	0	(4,203)	(4,203)	0	(3)
Receive (1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	EUR	14,749	71	(422)	(351)	0	(71)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		20,400	373	2,348	2,721	0	(46)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	135	134	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	865	1,004	0	(8)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	188	172	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	9,692	12,684	0	(118)
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	5,571	7,561	0	(167)

Total Swap Agreements							$67,067	$56,565	$123,632	$1,220	$(1,456)

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8	$1,220	$1,228	$0	$(3)	$(1,456)	$(1,459)

Cash of $64,065 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CNH	971		$133	$1	$0
	01/2025		$1,416	GBP	1,111	0	(26)
	02/2025	HKD	202,222		$26,026	0	(26)
	02/2025		$5,349	TRY	199,368	36	0

BPS	01/2025	BRL	23,827		$4,239	382	0
	01/2025	CNH	11,997		1,655	20	0
	01/2025	CZK	12,141		510	11	0
	01/2025	EUR	9,700		10,229	176	0
	01/2025	IDR	1,121,722		69	0	(1)
	01/2025		$3,848	BRL	23,827	9	0
	01/2025		15,315	CAD	22,008	2	0
	01/2025		702	CNH	5,125	0	(4)
	01/2025		13,352	EUR	12,735	0	(155)
	01/2025		71	IDR	1,118,694	0	(1)
	01/2025		363	PLN	1,479	0	(5)
	02/2025	CNH	6,304		$870	10	0
	03/2025		$69	IDR	1,125,122	1	0
	05/2025	CNH	7,126		$982	6	0
	05/2029	KWD	1,047		3,600	85	0
	07/2029		128		440	11	0

BRC	01/2025	CAD	17,836		12,668	254	0
	01/2025	GBP	121,021		152,350	860	0
	01/2025		$8,873	EUR	8,401	0	(166)
	01/2025		1,402	GBP	1,107	0	(16)
	01/2025		12,346	TRY	464,884	630	0
	02/2025	TRY	57,757		$1,523	0	(33)
	02/2025		$18,916	TRY	717,175	474	0
	03/2025	TRY	172,677		$4,482	0	(57)
	03/2025		$58,494	TRY	2,230,201	799	0

BSH	01/2025		2,285	GBP	1,791	0	(43)

CBK	01/2025	CNH	202		$28	0	0
	01/2025	DOP	25,062		413	4	0
	01/2025	EUR	4,719		4,960	69	0
	01/2025	IDR	1,366,177		85	0	0
	01/2025		$83	IDR	1,304,100	0	(2)
	02/2025	DOP	57,207		$940	8	0
	03/2025		$85	IDR	1,370,195	0	0

DUB	01/2025		142	PLN	582	0	(1)
	02/2025		839	MXN	16,979	0	(31)

FAR	01/2025	AUD	444		$288	13	0
	01/2025	BRL	23,905		3,861	0	(9)
	01/2025		$3,885	BRL	23,905	0	(16)
	02/2025	BRL	24,032		$3,885	18	0

GLM	01/2025	DOP	28,908		475	3	0
	01/2025		$51	IDR	812,484	0	(1)
	01/2025		162	PLN	662	0	(2)

JPM	01/2025	CNH	10,461		$1,446	21	0
	01/2025	HUF	193,620		496	9	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	85

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	TRY	82,415		$2,309	$0	$(15)
	01/2025		$12	IDR	193,798	0	0
	01/2025		174	PLN	708	0	(2)
	01/2025		2,309	TRY	83,196	16	0
	02/2025		1,873		75,436	195	0
	05/2025		11,257		495,222	1,217	0

MBC	01/2025	CNH	2,140		$294	2	0
	01/2025	EUR	30,475		32,059	477	0
	01/2025		$369	CNH	2,690	0	(2)
	01/2025		1,769	EUR	1,682	0	(26)
	01/2025		99	PLN	404	0	(1)
	02/2025	HKD	176,346		$22,705	0	(13)
	05/2025	CNH	4,721		651	5	0

MYI	01/2025		$69	IDR	1,084,007	0	(1)
	01/2025		77	PLN	315	0	(1)
	02/2025	TRY	668		$18	0	0

RBC	03/2025		$880	MXN	18,021	0	(26)

SCX	01/2025	CNH	5,190		$718	11	0
	01/2025	EUR	716,077		755,388	13,284	0
	01/2025	GBP	2,754		3,495	48	0
	01/2025		$92	IDR	1,448,146	0	(2)
	05/2025	CNH	4,242		$588	8	0

SOG	01/2025		$370	PLN	1,503	0	(6)

UAG	01/2025	GBP	1,042		$1,318	14	0
	01/2025		$181	PLN	736	0	(3)
	02/2025		717	TRY	29,296	83	0

Total Forward Foreign Currency Contracts						$19,272	$(693)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.056%	$	3,000	$(580)	$271	$0	$(309)

BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.351		22,600	(3,907)	680	0	(3,227)

	Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.581		6,900	(1,476)	342	0	(1,134)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068		22,100	0	1,518	1,518	0

GST	Eutelsat SA	5.000	Quarterly	12/20/2025	10.025	EUR	400	(18)	0	0	(18)

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056	$	3,700	(722)	341	0	(381)

								$(6,703)	$3,152	$1,518	$(5,069)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
FBF	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$	21,472	$(19,113)	$15,480	$0	$(3,633)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		4,165	(829)	519	0	(310)
	ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037		1,197	(754)	735	0	(19)

							$(20,696)	$16,734	$0	$(3,962)

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	225	0	16	16	0

BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	240	0	129	129	0

BPS	Pay	Veritas US Inc.	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	1,608	0	1,559	1,559	0

							$0	$1,704	$1,704	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive (5)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(2,758)	$0	$(2,733)

Total Swap Agreements									$(27,374)	$18,832	$3,222	$(11,764)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
BOA	$37	$0	$0	$37	$(52)	$0	$0	$(52)	$(15)	$0	$(15)
BPS	713	0	1,704	2,417	(166)	0	(309)	(475)	1,942	(5,810)	(3,868)
BRC	3,017	0	0	3,017	(272)	0	(4,361)	(4,633)	(1,616)	2,093	477
BSH	0	0	0	0	(43)	0	0	(43)	(43)	0	(43)
CBK	81	0	0	81	(2)	0	0	(2)	79	(12)	67
DUB	0	0	1,518	1,518	(32)	0	0	(32)	1,486	(1,500)	(14)
FAR	31	0	0	31	(25)	0	0	(25)	6	0	6
FBF	0	0	0	0	0	0	(3,633)	(3,633)	(3,633)	3,119	(514)
GLM	3	0	0	3	(3)	0	0	(3)	0	0	0
GST	0	0	0	0	0	0	(347)	(347)	(347)	565	218
JPM	1,458	0	0	1,458	(17)	0	0	(17)	1,441	(1,240)	201
MBC	484	0	0	484	(42)	0	0	(42)	442	(130)	312
MYC	0	0	0	0	0	0	(3,114)	(3,114)	(3,114)	3,081	(33)
MYI	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
RBC	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
SCX	13,351	0	0	13,351	(2)	0	0	(2)	13,349	(11,700)	1,649
SOG	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
UAG	97	0	0	97	(3)	0	0	(3)	94	0	94

Total Over the Counter	$19,272	$0	$3,222	$22,494	$(693)	$0	$(11,764)	$(12,457)

(o)
Securities with an aggregate market value of $8,858 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	87

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

(5)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	1,220	1,220

	$0	$0	$0	$0	$1,228	$1,228

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,272	$0	$19,272
Swap Agreements	0	3,222	0	0	0	3,222

	$0	$3,222	$0	$19,272	$0	$22,494

	$0	$3,222	$0	$19,272	$1,228	$23,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	1,456	1,456

	$0	$0	$0	$0	$1,459	$1,459

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$693	$0	$693
Swap Agreements	0	9,031	0	0	2,733	11,764

	$0	$9,031	$0	$693	$2,733	$12,457

	$0	$9,031	$0	$693	$4,192	$13,916

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,501	$1,501
Swap Agreements	0	37	0	0	45,388	45,425

	$0	$37	$0	$0	$46,889	$46,926

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$48,024	$0	$48,024
Swap Agreements	0	8,417	0	0	1,067	9,484

	$0	$8,417	$0	$48,024	$1,067	$57,508

	$0	$8,454	$0	$48,024	$47,956	$104,434

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,309)	$(1,309)
Swap Agreements	0	0	0	0	(42,707)	(42,707)

	$0	$0	$0	$0	$(44,016)	$(44,016)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,608	$0	$3,608
Swap Agreements	0	264	0	0	(926)	(662)

	$0	$264	$0	$3,608	$(926)	$2,946

	$0	$264	$0	$3,608	$(44,942)	$(41,070)

88	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$15,787	$1,390,985	$719,852	$2,126,624
Corporate Bonds & Notes
Banking & Finance	0	311,675	0	311,675
Industrials	0	924,487	210,145	1,134,632
Utilities	0	165,740	0	165,740
Convertible Bonds & Notes
Banking & Finance	0	8,601	0	8,601
Industrials	0	22,748	0	22,748
Municipal Bonds & Notes
Arizona	0	867	0	867
Michigan	0	3,064	0	3,064
Puerto Rico	0	22,702	0	22,702
West Virginia	0	33,118	0	33,118
U.S. Government Agencies	0	162,944	0	162,944
Non-Agency Mortgage-Backed Securities	0	1,995,182	0	1,995,182
Asset-Backed Securities
Automobile ABS Other	0	16,144	17,020	33,164
Home Equity Other	0	548,007	0	548,007
Home Equity Sequential	0	31	0	31
Manufacturing House ABS Other	0	22,439	0	22,439
Manufacturing House Sequential	0	6,480	0	6,480
Whole Loan Collateral	0	66,094	0	66,094
Other ABS	0	389,149	174,082	563,231
Sovereign Issues	0	253,083	0	253,083
Common Stocks
Communication Services	11,923	0	97,312	109,235
Consumer Discretionary	0	0	272	272
Financials	43,657	0	58,074	101,731
Industrials	70	0	8,650	8,720
Warrants
Communication Services	0	0	26,988	26,988
Financials	0	0	26	26
Preferred Securities
Banking & Finance	0	47,198	1,392	48,590
Industrials	0	14,620	0	14,620

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Real Estate Investment Trusts
Real Estate	$29,528	$0	$0	$29,528
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	166,689	0	166,689
U.S. Treasury Bills	0	34,573	0	34,573

	$100,965	$6,606,620	$1,313,813	$8,021,398

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	5,253	0	317,247	322,500
Short-Term Instruments
Central Funds Used for Cash Management Purposes	836,739	0	0	836,739

	$841,992	$0	$317,247	$1,159,239

Total Investments	$942,957	$6,606,620	$1,631,060	$9,180,637

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,228	0	1,228
Over the counter	0	20,976	1,518	22,494

	$0	$22,204	$1,518	$23,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,459)	0	(1,459)
Over the counter	0	(5,762)	(6,695)	(12,457)

	$0	$(7,221)	$(6,695)	$(13,916)

Total Financial Derivative Instruments	$0	$14,983	$(5,177)	$9,806

Totals	$942,957	$6,621,603	$1,625,883	$9,190,443

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$568,000	$326,425	$(226,486)	$1,290	$3,513	$34,267	$127,930	$(115,087)	$719,852	$(5,971)
Corporate Bonds & Notes
Banking & Finance	61,252	0	(63,025)	0	571	1,462	0	(260)	0	(6,258)
Industrials	188,223	5,571	(511)	(207)	0	(17,220)	34,289	0	210,145	(17,228)
Non-Agency Mortgage-Backed Securities	8,463	25	(992)	75	65	247	0	(7,883)	0	0
Asset-Backed Securities
Automobile ABS Other	25,825	0	(303)	18	38	(6,889)	0	(1,669)	17,020	(2,925)
Other ABS	109,196	61,580	(3,072)	107	(1,724)	(3,392)	11,807	(420)	174,082	(6,900)
Common Stocks
Consumer Discretionary (4)	272	0	0	0	0	0	0	0	272	0
Communication Services (3)(4)	71,603	1,227	0	0	0	24,482	0	0	97,312	24,482
Energy	3,964	0	(4,288)	0	4,008	(3,684)	0	0	0	0
Financials	65,286	285	0	0	0	(7,497)	0	0	58,074	(7,497)
Industrials	7,740	670	(14)	0	0	254	0	0	8,650	254

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	89

Consolidated Schedule of Investments	PIMCO Dynamic Income Fund	(Cont.)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Warrants
Communication Services	$0	$26,988	$0	$0	$0	$0	$0	$0	$26,988	$0
Financials	34	0	0	0	0	(8)	0	0	26	(8)
Preferred Securities
Banking & Finance	0	0	0	0	0	0	1,392	0	1,392	0
Industrials	0	0	0	0	(32,003)	32,003	0	0	0	0

	$1,109,858	$422,771	$(298,691)	$1,283	$(25,532)	$54,025	$175,418	$(125,319)	$1,313,813	$(22,051)

Investments in Affiliates
Common Stocks
Affiliated Investments	$400,499	$0	$(83,406)	$0	$64,031	$(63,877)	$0	$0	$317,247	$(1,799)

Financial Derivative Instruments - Assets
Over the counter	$1,705	$0	$0	$0	$0	$(187)	$0	$0	$1,518	$(187)

Financial Derivative Instruments - Liabilities
Over the counter	$(6,737)	$5,353	$(1,121)	$0	$1,554	$(5,744)	$0	$0	$(6,695)	$(80)

Totals	$1,505,325	$428,124	$(383,218)	$1,283	$40,053	$(15,783)	$175,418	$(125,319)	$1,625,883	$(24,117)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$15,952	Comparable Companies	EBITDA Multiple	X	13.750	—
	12,762	Discounted Cash Flow / Indicative Market Quotation	Discount Rate / Broker Quote		7.1174 / 90.000	—
	288,127	Discounted Cash Flow	Discount Rate		5.270-25.430	11.913
	1,555	Expected Recovery	Recovery Rate		15.419	—
	56,137	Indicative Market Quotation	Broker Quote		82.000	—
	10,658	Other Valuation Techniques (5)	—		—	—
	65,033	Proxy Pricing	Base Price		98.286-100.000	99.624
	41,304	Recent Transaction	Purchase Price		98.000-99.500	98.624
	228,324	Third Party Vendor	Broker Quote		99.188-116.500	108.068
Corporate Bonds & Notes
Industrials	169,537	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	1.000	—
	1,089	Discounted Cash Flow	Discount Rate		7.148	—
	22,753	Indicative Market Quotation	Broker Quote		61.000	—
	16,766	Other Valuation Techniques (5)	—		—	—
Asset-Backed Securities
Other ABS	17,019	Discounted Cash Flow	Discount Rate		12.291-16.000	12.833
	107,262	Discounted Cash Flow	Discount Rate		6.720-25.000	12.846
	5,836	Other Valuation Techniques (5)	—		—	—
	3,299	Proxy Pricing	Base Price		99.833-100.000	99.947
	57,686	Recent Transaction	Purchase Price		100.850	—
Common Stocks
Communication Services	76,667	Comparable Companies	EBITDA Multiple	X	4.640	—
	20,645	Discounted Cash Flow	Discount Rate		12.280	—
Consumer Discretionary	272	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue multiple	%/X	20.750/0.500	—
Financials	57,971	Comparable Companies	EBITDA Multiple	X	4.600	—
	103	Other Valuation Techniques (5)	—		—	—
Industrials	7,734	Indicative Market Quotation	Broker Quote		$1.130-25.125	2.927
	916	Other Valuation Techniques (5)	—		—	—
Warrants
Communication Services	26,988	Recent Transaction	Purchase Price		13.000	—
Financials	26	Option Pricing Model	Volatility		32.500	—
Preferred Securities
Banking & Finance	1,392	Other Valuation Techniques (5)	—		—	—

90	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)		Weighted Average
Investments in Affiliates
Common Stock
Affiliated Investments	$161,149	Comparable Companies	EBITDA Multiple	X	13.750		—
	3	Expected Recovery	Price	$	0.000	(6)	—
	156,095	Sum of the Parts	Discount Rate/Mortality Assumption		15.323/2015 ANB VBT Mortality Table		—

Financial Derivative Instruments - Assets
Over the counter	1,518	Indicative Market Quotation	Broker Quote		6.830		—

Financial Derivative Instruments - Liabilities
Over the counter	(6,695)	Indicative Market Quotation	Broker Quote		(33.30)		—

Total	$1,625,883

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials to Communication Services and Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(5)	Input Value is 0.0001.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	91

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 31.8%

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$8,100	$8,068

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	99	84
10.147% due 08/15/2028 ~		$5,771	4,650

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		1,808	1,805
8.428% due 11/01/2031 ~		13,500	13,669

Comexposium
4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	38,951	47,004

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$21,900	21,959

Databricks, Inc.
TBD% due 12/20/2030 «µ		852	848
TBD% due 12/20/2030 «		3,848	3,829

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		3,812	588

Endure Digital, Inc.
8.138% due 02/10/2028 «~		5,984	4,907

Envision Healthcare Corp.
12.507% due 11/03/2028 ~		31,021	31,486

Espai Barca Fondo De Titulizacion
TBD% (EUR006M + 0.000%) due 06/30/2028 «~	EUR	6,882	8,373

First Brands Group LLC
9.847% due 03/30/2027 ~		$2,457	2,308

Forward Air Corp.
9.085% due 12/19/2030 ~		2,400	2,413

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~		4,781	4,273

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		34,340	34,925

Gray Television, Inc.
9.803% due 06/04/2029 ~		2,786	2,644

Harp Finco Ltd.
TBD% due 01/30/2032 «µ	GBP	5,325	6,533

iHeartCommunications, Inc.
7.687% due 05/01/2026 ~		$2,000	1,788
7.721% due 05/01/2026 ~		5,047	4,507

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		11,111	9,111

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		2,590	2,613

LifeMiles Ltd.
10.026% due 08/30/2026 ~		2,496	2,501

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		4,207	4,227

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		2,658	2,294

Obol France 3 SAS
8.058% (TSFR3M + 4.750%) due 12/31/2028 ~	EUR	6,135	6,138

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	13,000	16,142

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,900	2,638

Project Quasar Pledgco SLU
6.137% (EUR001M + 3.250%) due 03/15/2026 «~		7,608	7,381

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~		29,650	30,406

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		2,494	2,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PURIS LLC
9.075% (TSFR3M + 4.750%) due 06/30/2031 «~		$3,488	$3,503

Quantum Bidco Ltd.
10.727% due 01/31/2028 ~	GBP	19,000	23,756

Republic of Cote d’lvoire
8.268% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	500	524

Republic of Kenya
9.849% (PRIME + 5.400%) due 05/12/2028 «~		$5,000	4,969

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	5,200	5,316
10.085% due 03/29/2030 ~		$7,861	7,517

Softbank Vision Fund II
6.000% due 12/23/2025 «~		18,785	18,545

Steenbok Lux Finco 2 SARL
8.077% (EUR006M + 5.500%) due 06/30/2026 ~	EUR	5,226	5,421
10.000% due 06/30/2026		11,444	2,137
10.000% due 06/30/2026 ~		65,523	21,564

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		14,400	14,954

Sunseeker
5.550% due 10/31/2028 «		$6,361	6,239

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		2,705	2,716

Thames Water Utilities Ltd.
TBD% due 11/30/2025 «~µ	GBP	2,300	2,289

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	16,400	16,823
TBD% due 12/04/2031 ~		$3,100	3,069

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		41,392	38,876

Unicorn Bay
13.000% due 12/31/2026 «	HKD	117,654	15,162

Vantive Health LLC
TBD% due 07/23/2029 «µ		$596	587
TBD% due 07/23/2031 «		3,304	3,252

Veritas U.S., Inc.
TBD% due 12/18/2027		556	560
TBD% due 12/09/2029		1,248	1,244

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		20,573	22,024

Total Loan Participations and Assignments (Cost $546,717)			513,618

CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 8.4%

Adler Financing SARL
12.500% due 12/31/2028	EUR	13,602	14,571

ADLER Real Estate GmbH
3.000% due 04/27/2026		15,900	15,771

Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$550	575
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		250	265

Armor Holdco, Inc.
8.500% due 11/15/2029 (j)		2,800	2,841

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	250
14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		250	262

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		1,800	1,873

Claveau Re Ltd.
21.564% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		2,646	2,354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corestate Capital Holding SA (10.000% Cash or 11.000% PIK)
10.000% due 12/31/2026 (b)	EUR	349	$326

Credit Suisse AG AT1 Claim		$800	100

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		300	301

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		500	521
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		500	520
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	518

Fairfax India Holdings Corp.
5.000% due 02/26/2028 (j)		18,350	17,281

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		2,347	2,129

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		900	973
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		900	828

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	1,100	1,134

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$1,700	1,730

Longleaf Pine Re Ltd.
21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		280	313

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		600	624
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,800	1,875

Purple Re Ltd.
13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		300	312

Quercus Re DAC
11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		$4,164	4,088

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	20,125	7,098

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$400	420
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	310
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		300	313

Uniti Group LP
6.000% due 01/15/2030 (j)		21,202	18,644
6.500% due 02/15/2029 (j)		26,904	24,441
10.500% due 02/15/2028 (j)		6,343	6,770

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		2,000	2,121

Veraison Re Ltd.
16.816% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		1,600	1,721

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		22,146	0

Winston RE Ltd.
14.564% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		250	263
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,400	1,446

			136,146

92	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 18.0%

Altice France Holding SA
8.000% due 05/15/2027	EUR	13,000	$3,649
10.500% due 05/15/2027		$11,400	3,377

Altice France SA
3.375% due 01/15/2028	EUR	8,500	6,689
5.125% due 01/15/2029		$400	303
5.125% due 07/15/2029		6,421	4,815
5.500% due 01/15/2028		3,800	2,816
5.500% due 10/15/2029 (j)		3,000	2,262
8.125% due 02/01/2027 (j)		1,900	1,542

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)(j)		5,872	6,734

DISH DBS Corp.
5.250% due 12/01/2026		19,900	18,125
5.750% due 12/01/2028		13,400	11,482

Ecopetrol SA
7.750% due 02/01/2032		8,200	7,964
8.375% due 01/19/2036 (j)		520	502
8.875% due 01/13/2033 (j)		1,000	1,020

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,000	3,249

GN Bondco LLC
9.500% due 10/15/2031 (j)		$8,670	9,140

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (j)		19,222	17,778

JetBlue Airways Corp.
9.875% due 09/20/2031 (j)		20,304	21,594

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	2,300	2,335

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		$12,400	7,564
11.750% due 10/15/2028 «		610	537

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		4,206	3,662
6.840% due 01/23/2030 (j)		2,000	1,829
8.750% due 06/02/2029 (j)		3,253	3,261

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (j)		3,600	3,506

ProFrac Holdings LLC
11.555% (TSFR3M + 7.250%) due 01/23/2029 ~(j)		6,347	6,569

Rivian Holdings LLC
10.502% due 10/15/2026 •(j)		6,800	6,849

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	100	77
1.250% due 01/31/2032		200	154
2.625% due 01/24/2032	GBP	370	345
4.375% due 07/03/2034		200	194
5.125% due 09/28/2037		200	198
7.750% due 04/30/2044		300	315
9.750% due 04/30/2028 «		1,041	1,219

Times Square Hotel Trust
8.528% due 08/01/2026		$225	226

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		167	163

U.S. Renal Care, Inc.
10.625% due 06/28/2028		7,141	6,123

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	340,000	19,523

Venture Global LNG, Inc.
9.500% due 02/01/2029 (j)		$6,414	7,093
9.875% due 02/01/2032 (j)		3,250	3,568

Viridien
7.750% due 04/01/2027	EUR	3,800	3,937
8.750% due 04/01/2027 (j)		$15,553	15,309

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		83,934	69,316

Yinson Boronia Production BV
8.947% due 07/31/2042 (j)		2,900	3,029

			289,942

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.2%

Gazprom PJSC Via Gaz Finance PLC
3.000% due 06/29/2027		$200	$127

NGD Holdings BV
6.750% due 12/31/2026		982	776

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)(j)		29,126	26,239

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		63,038	7,013

Peru LNG SRL
5.375% due 03/22/2030		15,240	14,055

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		3,800	3,932

			52,142

Total Corporate Bonds & Notes (Cost $581,109)			478,230

CONVERTIBLE BONDS & NOTES 1.7%

BANKING & FINANCE 1.5%

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (b)	EUR	1,787	749

PennyMac Corp.
5.500% due 03/15/2026 (j)		$24,225	23,862

			24,611

INDUSTRIALS 0.2%

DISH Network Corp.
3.375% due 08/15/2026		3,700	3,099

Total Convertible Bonds & Notes (Cost $29,979)			27,710

MUNICIPAL BONDS & NOTES 0.4%

PUERTO RICO 0.3%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051		6,738	4,186

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		25,000	2,329

Total Municipal Bonds & Notes (Cost $6,841)			6,515

U.S. GOVERNMENT AGENCIES 6.4%

Fannie Mae
2.500% due 04/25/2049 - 02/25/2050 (a)(j)		19,934	2,877
3.000% due 12/25/2032 - 01/25/2051 (a)(j)		11,377	1,780
3.500% due 05/25/2030 (a)(j)		2,805	136
4.000% due 09/25/2051 (a)(j)		22,144	4,818
5.000% due 08/25/2043 (a)(j)		2,271	432

Freddie Mac
1.288% due 07/15/2042 •(a)(j)		1,556	141
1.488% due 03/15/2043 - 11/15/2047 •(a)(j)		7,472	671
2.000% due 11/25/2050 - 01/25/2051 (a)(j)		17,673	1,896
2.663% due 06/25/2057 ~(a)		5,513	995
3.000% due 11/25/2050 - 09/25/2051 (a)(j)		41,474	6,371
3.161% due 05/25/2057 ~(j)		18,168	7,233
3.500% due 04/25/2041 (a)(j)		7,335	884
4.000% due 11/25/2048 - 06/25/2051 (a)(j)		12,555	2,480
4.250% due 09/25/2060 (j)		7,547	7,054
4.250% due 03/25/2061 ~(j)		3,263	2,903
4.500% due 12/25/2050 (a)(j)		3,880	976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.319% due 02/25/2042 - 01/25/2051 •(j)	$3,500	$3,756
10.069% due 01/25/2034 •(j)	4,000	4,646
11.669% due 01/25/2042 •	4,800	5,139
12.069% due 10/25/2041 •(j)	23,500	25,313
12.369% due 11/25/2041 •(j)	14,300	15,511
13.069% due 02/25/2042 •(j)	1,200	1,324
13.245% due 09/25/2060 ~(j)	4,208	3,040
16.004% due 11/25/2060 ~(j)	5,483	3,933

Total U.S. Government Agencies (Cost $104,873)		104,309

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.8%

280 Park Avenue Mortgage Trust
7.610% due 09/15/2034 •(j)	4,750	4,451

Adjustable Rate Mortgage Trust
4.930% due 02/25/2036 ~(j)	6,052	3,830
4.930% due 02/25/2036 ~	1,012	634

Ashford Hospitality Trust
6.670% due 04/15/2035 •(j)	2,500	2,482
7.670% due 04/15/2035 •(j)	8,700	8,636

Atrium Hotel Portfolio Trust
7.745% due 12/15/2036 •(j)	1,111	1,047

Banc of America Funding Trust
4.693% due 06/26/2036 •(j)	2,945	2,397
5.750% due 05/26/2036	267	156
10.304% due 09/26/2036 ~(j)	4,254	3,070

Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(j)	15,650	11,642
8.245% due 07/15/2037 •(j)	2,100	1,769

Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~(j)	16,650	11,737

Bear Stearns Commercial Mortgage Securities Trust
5.566% due 01/12/2045 ~	28	27

Beast Mortgage Trust
7.962% due 03/15/2036 •(j)	5,750	3,286
8.962% due 03/15/2036 •(j)	7,125	3,575

Beneria Cowen & Pritzer Collateral Funding Corp.
7.004% due 06/15/2038 •(j)	10,000	5,103
8.150% due 06/15/2038 •(j)	5,000	1,537

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •(j)	7,900	7,811

Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~(j)	1,300	1,196
3.790% due 12/15/2072 ~	6,250	1,391

Citigroup Mortgage Loan Trust
5.114% due 08/25/2036 ~(j)	1,105	991

Colony Mortgage Capital Ltd.
7.568% due 11/15/2038 •(j)	15,000	13,146

COLT Mortgage Loan Trust
8.034% due 04/25/2068 ~(j)	3,288	3,301

Commercial Mortgage Trust
6.939% due 06/15/2034 •(j)	7,400	2,701

Connecticut Avenue Securities Trust
10.069% due 12/25/2041 •(j)	8,900	9,329
10.569% due 10/25/2041 •(j)	7,100	7,470

Countrywide Alternative Loan Trust
6.250% due 12/25/2036 (j)	4,595	1,916

Countrywide Home Loan Mortgage Pass-Through Trust
5.853% due 08/25/2035 •(j)	2,299	1,816

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 02/25/2067 ~(a)	360,722	490
0.005% due 02/25/2067 ~(a)	360,722	124
4.000% due 02/25/2067 ~(j)	23,825	18,347
4.015% due 01/25/2060 ~(j)	8,144	6,163
4.078% due 02/25/2067 ~	9,146	1,947
7.994% due 07/15/2032 •(j)	19,982	19,533

Credit Suisse Mortgage Capital Trust
3.126% due 07/25/2050 ~	9,940	7,139

CRSNT Commercial Mortgage Trust
8.014% due 04/15/2036 •(j)	7,000	6,719

Deutsche Mortgage & Asset Receiving Corp.
4.777% due 11/27/2036 •(j)	6,252	5,821

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	93

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DOLP Trust
0.665% due 05/10/2041 ~(a)(j)		$309,500	$9,815
3.704% due 05/10/2041 ~(j)		32,400	20,625

DROP Mortgage Trust
7.261% due 10/15/2043 •(j)		5,500	4,664

Extended Stay America Trust
8.211% due 07/15/2038 •(j)		16,559	16,673

Great Hall Mortgages PLC
8.696% due 06/18/2039 •	GBP	1,940	2,412

Greenwood Park CLO Ltd.
0.000% due 04/15/2031 «		$27,000	124

GS Mortgage Securities Corp. Trust
7.244% due 11/15/2032 •(j)		10,782	10,704

GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		162,624	4,652
0.010% due 12/25/2060 ~		147	140
0.165% due 12/25/2060 ~(a)		141,019	950
3.971% due 12/25/2060 ~(j)		34,468	22,470

GSR Mortgage Loan Trust
6.250% due 08/25/2036 (j)		4,078	1,144

Hawaii Hotel Trust
7.445% due 05/15/2038 •(j)		34,720	34,753
7.445% due 05/15/2038 ~		5,000	5,005

JP Morgan Alternative Loan Trust
4.733% due 03/25/2037 •		11,147	9,144

JP Morgan Chase Commercial Mortgage Securities Trust
6.261% due 12/15/2036 •		1,700	223
6.745% due 02/15/2035 •(j)		1,234	1,195
7.015% due 07/05/2033 •(j)		5,012	3,449
7.365% due 07/05/2033 •(j)		10,000	6,281
7.612% due 03/15/2036 •(j)		25,550	12,033
8.362% due 03/15/2036 •(j)		9,500	3,817
9.362% due 03/15/2036 •		700	111

JP Morgan Resecuritization Trust
4.431% due 12/27/2046 •(j)		11,213	9,129

Mill City Mortgage Loan Trust
0.000% due 04/25/2057 ~		136,976	4,260
0.000% due 04/25/2057 ~(a)		136,976	441
0.000% due 11/25/2058 ~(a)		108,163	355
0.000% due 11/25/2058 ~		108,163	397
3.987% due 04/25/2057 ~(j)		20,617	13,842
3.990% due 11/25/2058 ~(j)		16,205	10,318

Morgan Stanley Capital Trust
6.756% due 12/15/2036 •(j)		4,294	196
6.895% due 11/15/2034 •(j)		5,370	5,181
7.845% due 11/15/2034 •(j)		3,357	3,232

Morgan Stanley Re-REMIC Trust
2.476% due 03/26/2037 þ(j)		2,687	2,688

MRCD Mortgage Trust
2.718% due 12/15/2036 (j)		28,715	16,719

Myers Park CLO Ltd.
0.000% due 10/20/2030 «		13,000	181

Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(j)		2,110	1,387

New Orleans Hotel Trust
7.134% due 04/15/2032 •(j)		7,491	7,058

New Residential Mortgage Loan Trust
3.992% due 07/25/2059 ~(j)		5,000	3,539

New York Mortgage Trust
5.250% due 07/25/2062 þ(j)		2,015	2,003

Residential Accredit Loans, Inc. Trust
4.873% due 06/25/2037 •(j)		708	616

Residential Asset Securitization Trust
6.500% due 08/25/2036 (j)		5,371	1,573

SFO Commercial Mortgage Trust
7.411% due 05/15/2038 •(j)		18,000	16,004
8.161% due 05/15/2038 •(j)		8,000	6,315

Structured Adjustable Rate Mortgage Loan Trust
5.841% due 03/25/2036 ~(j)		4,443	4,313

Trinity Square PLC
0.000% due 07/15/2059 (f)	GBP	7,814	9,845
6.460% (SONIO/N + 1.650%) due 07/15/2059 ~		10,926	13,669
6.810% (SONIO/N + 2.000%) due 07/15/2059 ~		4,682	5,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.810% (SONIO/N + 3.000%) due 07/15/2059 ~	GBP	4,682	$5,802
8.560% (SONIO/N + 3.750%) due 07/15/2059 ~		4,682	5,680
9.810% (SONIO/N + 5.000%) due 07/15/2059 ~		6,244	7,991
10.310% (SONIO/N + 5.500%) due 07/15/2059 ~		4,682	5,540
10.810% (SONIO/N + 6.000%) due 07/15/2059 ~		7,280	9,128

VASA Trust
7.662% due 07/15/2039 •(j)		$10,000	7,160
8.412% due 07/15/2039 •(j)		7,000	4,662

Verus Securitization Trust
8.126% due 12/25/2068 ~(j)		4,538	4,631

Waikiki Beach Hotel Trust
6.725% due 12/15/2033 •(j)		3,000	2,966
7.375% due 12/15/2033 •(j)		5,000	4,877

WaMu Mortgage Pass-Through Certificates Trust
5.503% due 12/25/2045 •(j)		12,372	10,557
5.635% due 07/25/2047 •(j)		1,930	1,575

Wells Fargo Mortgage-Backed Securities Trust
7.610% due 10/25/2036 ~(j)		185	175

Total Non-Agency Mortgage-Backed Securities (Cost $708,013)			562,914

ASSET-BACKED SECURITIES 22.8%

AUTOMOBILE ABS OTHER 1.1%

Carvana Auto Receivables Trust
0.000% due 01/10/2028 «(f)		10	859

Exeter Automobile Receivables Trust
0.000% due 12/15/2033 «(f)		12	1,048

Flagship Credit Auto Trust
0.000% due 04/17/2028 «(f)		10	514

Huntington Bank Auto Credit-Linked Notes Trust
6.153% due 05/20/2032 (j)		1,916	1,938
7.205% due 10/20/2032 •		926	929
8.605% due 10/20/2032 •		1,019	1,025
12.105% due 10/20/2032 •		972	976

Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032 (j)		2,200	2,215
7.762% due 06/15/2032 (j)		1,600	1,617
10.171% due 06/15/2032 (j)		3,710	3,773
13.030% due 06/15/2032		3,273	3,308

			18,202

CMBS SUBORDINATED 0.4%

Ready Capital Mortgage Financing LLC
8.203% due 04/25/2038 •(j)		7,000	6,835

HOME EQUITY OTHER 12.9%

Aames Mortgage Investment Trust
7.153% due 01/25/2035 •(j)		5,000	3,706

ACE Securities Corp. Home Equity Loan Trust
4.828% due 08/25/2036 •(j)		24,986	19,174

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.253% due 07/25/2035 •(j)		7,500	6,213

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.143% due 01/25/2036 •(j)		21,488	21,317

Asset-Backed Securities Corp. Home Equity Loan Trust
4.683% due 05/25/2037 •(j)		7,742	5,411

Bear Stearns Asset-Backed Securities Trust
4.582% due 01/25/2037 •(j)		6,307	5,409

BNC Mortgage Loan Trust
5.953% due 11/25/2037 •(j)		32,783	23,189

Countrywide Asset-Backed Certificates Trust
4.703% due 06/25/2037 •(j)		5,588	4,816
4.888% due 02/25/2037 •(j)		10,193	9,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Encore Credit Receivables Trust
6.208% due 10/25/2035 •(j)	$6,232	$5,597

Fieldstone Mortgage Investment Trust
7.378% due 08/25/2034 •(j)	2,673	2,039

First NLC Trust
5.473% due 12/25/2035 •(j)	10,331	8,842

Fremont Home Loan Trust
5.503% due 01/25/2035 •(j)	7,114	5,593

GSAMP Trust
4.903% due 08/25/2036 •(j)	16,695	13,764

MASTR Asset-Backed Securities Trust
5.038% due 01/25/2036 •(j)	6,276	4,702

Morgan Stanley ABS Capital, Inc. Trust
5.563% due 07/25/2035 •(j)	10,323	8,013

Morgan Stanley Home Equity Loan Trust
5.518% due 05/25/2035 •(j)	5,330	4,734

New Century Home Equity Loan Trust
5.473% due 06/25/2035 •(j)	17,541	16,502

Saxon Asset Securities Trust
4.933% due 09/25/2036 •(j)	11,233	8,487

Soundview Home Loan Trust
5.278% due 12/25/2035 •(j)	6,309	5,725

Structured Asset Investment Loan Trust
5.428% due 07/25/2035 •(j)	10,555	7,957

Structured Asset Securities Corp. Mortgage Loan Trust
4.753% due 04/25/2036 •(j)	20,527	17,284

		207,824

WHOLE LOAN COLLATERAL 2.8%

First Franklin Mortgage Loan Trust
4.763% due 10/25/2036 •(j)	6,000	4,797
5.383% due 11/25/2035 •(j)	8,078	7,144

PRET LLC
3.721% due 07/25/2051 þ(j)	2,649	2,604
7.967% due 09/25/2051 þ(j)	18,319	18,025

Residential Asset Mortgage Products Trust
5.728% due 02/25/2035 •(j)	5,309	4,455

Securitized Asset-Backed Receivables LLC Trust
4.953% due 03/25/2036 •(j)	1,389	853

Specialty Underwriting & Residential Finance Trust
4.753% due 09/25/2037 •(j)	21,988	7,584

		45,462

OTHER ABS 5.6%

Ayresome CDO Ltd.
8.120% due 12/08/2045 •(j)	25,992	6,295

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(f)(j)	11	5,599
4.120% due 07/25/2051 (j)	917	837
6.610% due 06/25/2054 «(j)	1,369	1,369
8.660% due 06/25/2054 «(j)	1,971	2,026

Duke Funding High Grade Ltd.
0.090% due 08/02/2049 (a)	840,370	148
5.100% due 08/02/2049 •	29,910	218

FREED ABS Trust
0.000% due 09/20/2027 «(f)	4	58

GreenSky Home Improvement Trust
7.330% due 06/25/2059	1,100	1,129

Greenwood Park CLO Ltd.
0.000% due 04/15/2031 ~(j)	27,000	6,440

KKR CLO Ltd.
0.000% due 04/20/2034 ~(j)	10,000	6,428

Madison Park Funding Ltd.
0.000% due 07/27/2047 ~(j)	5,600	2,215

Marlette Funding Trust
0.000% due 09/16/2030 «(f)	38	1,255

Montauk Point CDO Ltd.
8.310% due 04/06/2046 •(j)	327,058	8,745
8.315% due 10/06/2042 •(j)	213,556	16,935

Myers Park CLO Ltd.
0.000% due 10/20/2030 «~	13,000	4,842

94	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sierra Madre Funding Ltd.
4.977% due 09/07/2039 •		$954	$603

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		5	4,961

Stream Innovations Trust
6.270% due 07/15/2044		409	420

Structured Finance Advisors ABS CDO Ltd.
8.000% due 07/02/2037 •(j)		41,770	5,913

Summer Street Ltd.
4.956% due 12/06/2045 •(j)		56,060	13,138

			89,574

Total Asset-Backed Securities (Cost $464,017)			367,897

SOVEREIGN ISSUES 3.0%

Argentina Government International Bond
3.500% due 07/09/2041 þ(j)		5,233	3,281

Ecuador Government International Bond
5.500% due 07/31/2035 þ		3,300	1,883
6.900% due 07/31/2030 þ		2,915	2,040

Egypt Government International Bond
6.375% due 04/11/2031	EUR	3,700	3,389

El Salvador Government International Bond
9.250% due 04/17/2030		$5,700	6,049
9.650% due 11/21/2054		3,500	3,696

Nigeria Government International Bond
9.625% due 06/09/2031		600	599
10.375% due 12/09/2034		6,500	6,646

Russia Government International Bond
5.100% due 03/28/2035		200	0
5.625% due 04/04/2042		4,200	2,877

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	396,200	11,083
50.485% (BISTREFI) due 05/20/2026 ~		600	17
50.485% (BISTREFI) due 08/19/2026 ~		400	12
50.485% (BISTREFI) due 05/17/2028 ~		79,200	2,210

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$271	148
0.000% due 02/01/2034 þ(g)		1,014	422
0.000% due 02/01/2035 þ(g)		856	509
0.000% due 02/01/2036 þ(g)		714	420
1.750% due 02/01/2034 þ		1,614	912
1.750% due 02/01/2035 þ		1,738	962
1.750% due 02/01/2036 þ		1,614	877

Total Sovereign Issues (Cost $44,022)			48,032

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 10.7%

COMMUNICATION SERVICES 0.7%

Oi SA (d)	11,034,637	$2,393

Promotora de Informaciones SA ‘A’ (d)	1,623,357	506

Syniverse Holdings, Inc. «(i)	8,062,369	7,977

		10,876

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(i)	115,240,755	0

FINANCIALS 2.3%

Banca Monte dei Paschi di Siena SpA	2,274,000	16,032

Corestate Capital Holding SA «(d)(i)	632,951	0

Intelsat Emergence SA «(i)	652,149	21,537

MNEQ Holdings, Inc. «(d)(i)	8,417	34

UBS Group AG	5,143	157

		37,760

HEALTH CARE 4.5%

Amsurg Equity «(d)(i)	1,571,862	72,018

INDUSTRIALS 3.2%

Clover Holdings, Inc. «(d)(i)	27,610	566

Market Garden Dogwood LLC †«‡(i)	42,000,000	44,598

NAC Aviation «(d)(i)	373,201	7,091

		52,255

Total Common Stocks (Cost $169,095)		172,909

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.0%

ADLER Group SA «(d)	3,588,226	0

INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (f)	51,680	1
11.000% due 11/07/2032	9,596	4,798

		4,799

Total Preferred Securities (Cost $5,476)		4,799

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 1.1%

FINANCIALS 1.1%

Annaly Capital Management, Inc.	609,500	$11,154

PennyMac Mortgage Investment Trust	556,200	7,002

Total Real Estate Investment Trusts (Cost $26,589)		18,156

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%

U.S. TREASURY BILLS 1.7%
4.368% due 02/20/2025 - 03/06/2025 (e)(f)(m)	$28,001	27,797

Total Short-Term Instruments (Cost $27,793)		27,797

Total Investments in Securities (Cost $2,714,524)		2,332,886

	SHARES
INVESTMENTS IN AFFILIATES 17.0%

SHORT-TERM INSTRUMENTS 17.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.0%

PIMCO Short-Term Floating NAV Portfolio III	28,144,260	274,041

Total Short-Term Instruments (Cost $273,881)		274,041

Total Investments in Affiliates (Cost $273,881)		274,041

Total Investments 161.3% (Cost $2,988,405)		$2,606,927

Financial Derivative Instruments (k)(l) 0.5% (Cost or Premiums, net $30,402)		7,797

Other Assets and Liabilities, net (61.8)%		(998,332)

Net Assets 100.0%		$1,616,392

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†
Represents
co-investment
made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Financial Statements.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

‡	Insurance-Linked Investments.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	95

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$65,680	$72,018	4.46%
Clover Holdings, Inc.	12/09/2024	414	566	0.04
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Intelsat Emergence SA	01/29/2021 - 02/23/2024	38,680	21,537	1.33
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	94	34	0.00
Market Garden Dogwood LLC	03/13/2024	42,000	44,598	2.76
NAC Aviation	06/01/2022 - 07/27/2022	8,750	7,091	0.44
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	7,944	7,977	0.49

		$163,562	$153,821	9.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BNY	5.560%	11/12/2024	05/12/2025		$	(12,798)	$(12,903)
	5.560	11/26/2024	05/27/2025			(9,692)	(9,749)
	5.560	12/11/2024	06/11/2025			(4,166)	(4,181)
	5.591	10/31/2024	01/31/2025			(10,296)	(10,397)
BOM	5.020	12/09/2024	01/09/2025			(12,502)	(12,544)
BOS	5.060	12/18/2024	04/16/2025			(1,610)	(1,614)
	5.260	12/18/2024	04/16/2025			(1,664)	(1,668)
	5.310	12/18/2024	04/16/2025			(3,588)	(3,596)
	5.510	12/18/2024	04/16/2025			(1,049)	(1,051)
	5.710	12/18/2024	04/16/2025			(2,238)	(2,244)
BPS	3.210	12/18/2024	TBD	(2)	EUR	(439)	(455)
	4.750	12/20/2024	TBD	(2)	$	(5,429)	(5,438)
	5.040	11/15/2024	02/13/2025			(10,434)	(10,504)
	5.060	10/09/2024	02/07/2025			(8,417)	(8,519)
	5.150	10/24/2024	01/24/2025			(5,877)	(5,936)
	5.170	10/29/2024	01/29/2025			(9,899)	(9,991)
	5.560	11/18/2024	05/16/2025			(4,406)	(4,438)
	5.690	11/18/2024	05/16/2025			(14,303)	(14,407)
	5.710	10/24/2024	04/22/2025			(89,074)	(90,108)
	5.710	11/18/2024	05/16/2025			(4,880)	(4,915)
	5.810	10/24/2024	04/22/2025			(1,333)	(1,349)
	6.010	10/24/2024	04/22/2025			(16,256)	(16,457)
BRC	5.350	01/03/2025	04/03/2025			(3,412)	(3,412)
	5.610	12/03/2024	04/02/2025			(8,450)	(8,488)
	5.630	12/10/2024	03/10/2025			(12,763)	(12,809)
	5.660	12/03/2024	04/02/2025			(25,555)	(25,673)
	5.680	12/10/2024	03/10/2025			(13,276)	(13,324)
	5.700	09/27/2024	01/03/2025			(3,531)	(3,585)
	5.710	12/03/2024	04/02/2025			(10,323)	(10,371)
	5.710	12/09/2024	04/08/2025			(16,198)	(16,261)
	5.760	12/18/2024	04/21/2025			(3,122)	(3,130)
	5.760	12/20/2024	04/21/2025			(7,579)	(7,595)
	5.770	11/20/2024	02/20/2025			(3,331)	(3,354)
	5.790	10/29/2024	01/29/2025			(4,736)	(4,786)
	5.840	09/23/2024	01/21/2025			(4,258)	(4,327)
	5.930	10/08/2024	01/08/2025			(2,525)	(2,561)
	5.950	08/28/2024	02/26/2025			(273)	(279)

96	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
	6.000%	08/26/2024	02/26/2025		$	(8,774)	$(8,962)
	6.000	08/28/2024	02/26/2025			(4,475)	(4,570)
	6.050	08/28/2024	02/26/2025			(6,952)	(7,100)
	6.100	08/28/2024	02/26/2025			(5,169)	(5,280)
	6.420	08/05/2024	02/05/2025			(21,945)	(22,532)
BSN	4.900	12/31/2024	02/21/2025			(524)	(525)
BYR	4.940	11/21/2024	02/21/2025			(16,245)	(16,341)
	4.960	11/19/2024	02/19/2025			(11,552)	(11,623)
	4.960	11/20/2024	02/20/2025			(8,174)	(8,223)
	4.960	11/21/2024	02/21/2025			(21,828)	(21,957)
	4.980	12/06/2024	01/09/2025			(14,919)	(14,977)
	4.990	12/31/2024	02/21/2025			(5,584)	(5,585)
CDC	5.010	12/16/2024	04/15/2025			(1,071)	(1,073)
	5.130	10/30/2024	01/27/2025			(272)	(274)
	5.510	12/09/2024	04/08/2025			(3,430)	(3,443)
CIB	5.050	12/19/2024	01/14/2025			(21)	(21)
DBL	5.119	12/10/2024	03/10/2025		GBP	(9,844)	(12,364)
	5.209	12/10/2024	03/10/2025			(4,146)	(5,208)
	5.329	12/10/2024	03/10/2025			(3,975)	(4,993)
	5.363	12/20/2024	02/14/2025		$	(4,092)	(4,100)
	5.663	12/20/2024	02/14/2025			(2,431)	(2,436)
	5.756	12/09/2024	02/07/2025			(1,018)	(1,022)
	5.906	12/09/2024	02/07/2025			(2,031)	(2,039)
	5.956	12/09/2024	02/07/2025			(8,301)	(8,334)
	6.006	12/09/2024	02/07/2025			(16,971)	(17,038)
	6.056	12/09/2024	02/07/2025			(12,919)	(12,971)
	6.086	12/09/2024	02/07/2025			(2,596)	(2,606)
DEU	4.650	12/20/2024	TBD	(2)		(3,381)	(3,387)
	4.750	12/20/2024	TBD	(2)		(12,365)	(12,386)
GLM	5.220	09/27/2024	06/24/2025			(550)	(558)
	5.563	10/29/2024	07/29/2025			(2,227)	(2,249)
	5.663	10/29/2024	07/29/2025			(13,319)	(13,455)
IND	5.300	09/09/2024	03/06/2025			(895)	(910)
MBC	4.950	12/20/2024	01/31/2025			(1,224)	(1,226)
MEI	3.200	12/18/2024	01/10/2025		EUR	(2,032)	(2,108)
	3.450	12/18/2024	01/10/2025			(11,801)	(12,242)
MSB	5.293	12/18/2024	03/18/2025		GBP	(3,420)	(4,291)
	5.323	12/18/2024	03/18/2025			(3,201)	(4,016)
	5.353	12/18/2024	03/18/2025			(1,390)	(1,743)
	5.360	12/09/2024	06/09/2025		$	(22,920)	(23,004)
	5.423	12/18/2024	03/18/2025		GBP	(6,173)	(7,745)
	5.560	12/09/2024	06/09/2025		$	(10,747)	(10,787)
	5.573	12/18/2024	03/18/2025		GBP	(3,424)	(4,296)
	5.660	09/17/2024	03/17/2025		$	(2,742)	(2,791)
	5.710	09/17/2024	03/17/2025			(3,511)	(3,574)
	5.710	10/29/2024	04/28/2025			(2,134)	(2,157)
	5.710	12/09/2024	06/09/2025			(31,303)	(31,425)
	5.760	12/09/2024	06/09/2025			(5,753)	(5,776)
	5.773	12/18/2024	03/18/2025		GBP	(4,187)	(5,255)
	5.810	12/09/2024	06/09/2025		$	(7,929)	(7,960)
MZF	5.410	12/17/2024	06/11/2025			(10,819)	(10,845)
	5.610	12/17/2024	06/11/2025			(7,343)	(7,362)
NOM	4.650	12/20/2024	TBD	(2)		(1,131)	(1,132)
	4.680	12/20/2024	TBD	(2)		(1,521)	(1,524)
RCY	5.060	12/06/2024	01/06/2025			(6,994)	(7,021)
RTA	5.110	12/10/2024	04/07/2025			(6,665)	(6,688)
	5.250	12/10/2024	04/07/2025			(8,062)	(8,090)
	5.330	12/10/2024	04/07/2025			(15,290)	(15,343)
	5.580	12/04/2024	06/04/2025			(6,711)	(6,742)
	5.580	12/18/2024	04/17/2025			(13,282)	(13,313)
	5.610	12/10/2024	04/07/2025			(3,070)	(3,081)
	5.660	12/10/2024	04/07/2025			(12,068)	(12,113)
	5.680	12/04/2024	06/04/2025			(13,199)	(13,261)
	5.680	12/10/2024	04/07/2025			(15,322)	(15,378)
	5.690	12/10/2024	04/07/2025			(3,928)	(3,943)
	5.730	12/10/2024	02/10/2025			(19,636)	(19,709)
	5.900	12/10/2024	04/07/2025			(1,939)	(1,946)
	5.980	12/18/2024	04/17/2025			(3,872)	(3,882)
SBI	5.667	10/21/2024	04/25/2025			(3,397)	(3,436)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	97

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
SOG	4.600%	12/20/2024	TBD	(2)	$	(7,640)	$(7,653)
	4.610	12/20/2024	TBD	(2)		(390)	(390)
	4.870	12/18/2024	03/18/2025			(2,047)	(2,051)
	5.170	11/12/2024	01/08/2025			(2,694)	(2,714)
	5.180	10/16/2024	01/15/2025			(1,279)	(1,293)
	5.180	11/15/2024	01/15/2025			(1,015)	(1,022)
	5.180	11/22/2024	01/15/2025			(2,622)	(2,638)
	5.180	12/27/2024	01/15/2025			(1,833)	(1,835)
	5.220	12/12/2024	01/09/2025			(730)	(733)
	5.610	10/18/2024	04/17/2025			(4,068)	(4,118)
	5.610	12/12/2024	06/13/2025			(8,547)	(8,575)
UBS	3.130	12/18/2024	TBD	(2)	EUR	(964)	(1,000)
	3.150	12/18/2024	TBD	(2)		(3,059)	(3,173)
	3.180	12/18/2024	TBD	(2)		(2,830)	(2,936)
	5.170	10/02/2024	01/03/2025		$	(745)	(755)
	5.630	12/05/2024	03/05/2025			(3,788)	(3,804)
	5.830	10/23/2024	01/23/2025			(4,770)	(4,825)
WFS	5.080	12/17/2024	03/17/2025			(8,328)	(8,347)

Total Reverse Repurchase Agreements							$(934,028)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BNY	$0	$(37,230)	$0	$(37,230)	$53,195	$15,965
BOM	0	(12,544)	0	(12,544)	15,037	2,493
BOS	0	(10,173)	0	(10,173)	14,226	4,053
BPS	0	(172,517)	0	(172,517)	229,048	56,531
BRC	0	(168,399)	0	(168,399)	218,810	50,411
BSN	0	(525)	0	(525)	0	(525)
BYR	0	(78,706)	0	(78,706)	90,369	11,663
CDC	0	(4,790)	0	(4,790)	6,659	1,869
CIB	0	(21)	0	(21)	25	4
DBL	0	(73,111)	0	(73,111)	106,445	33,334
DEU	0	(15,773)	0	(15,773)	19,231	3,458
GLM	0	(16,262)	0	(16,262)	21,293	5,031
IND	0	(910)	0	(910)	1,020	110
JML	0	0	0	0	1,559	1,559
MBC	0	(1,226)	0	(1,226)	0	(1,226)
MEI	0	(14,350)	0	(14,350)	17,479	3,129
MSB	0	(114,820)	0	(114,820)	165,700	50,880
MZF	0	(18,207)	0	(18,207)	25,824	7,617
NOM	0	(2,656)	0	(2,656)	3,279	623
RBC	0	0	0	0	(70)	(70)
RCY	0	(7,021)	0	(7,021)	8,400	1,379
RTA	0	(123,489)	0	(123,489)	163,288	39,799
SBI	0	(3,436)	0	(3,436)	4,533	1,097
SOG	0	(33,022)	0	(33,022)	41,231	8,209
UBS	0	(16,493)	0	(16,493)	21,124	4,631
WFS	0	(8,347)	0	(8,347)	10,061	1,714

Total Borrowings and Other Financing Transactions	$0	$(934,028)	$0

98	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(56,517)	$(86,239)	$(64,448)	$(207,204)
Convertible Bonds & Notes	0	0	(19,709)	0	(19,709)
U.S. Government Agencies	0	(19,586)	0	0	(19,586)
Non-Agency Mortgage-Backed Securities	0	(16,499)	(81,291)	(282,678)	(380,468)
Asset-Backed Securities	0	(3,585)	(126,290)	(166,329)	(296,204)
Sovereign Issues	0	0	(1,226)	(6,219)	(7,445)

Total Borrowings	$0	$(96,187)	$(314,755)	$(519,674)	$(930,616)

Payable for reverse repurchase agreements (4)					$(930,616)

(j)	Securities with an aggregate market value of $1,241,456 and cash of $5,155 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(990,494) at a weighted average interest rate of 5.989%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,412) is outstanding at period end.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	150	$(35,872)	$209	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2026	38	(9,125)	170	1	0
3-Month SOFR Active Contract June Futures	09/2025	88	(21,110)	237	1	0
3-Month SOFR Active Contract March Futures	06/2025	94	(22,519)	221	0	0
3-Month SOFR Active Contract March Futures	06/2026	36	(8,646)	158	0	0
3-Month SOFR Active Contract September Futures	12/2025	29	(6,961)	132	1	0

Total Futures Contracts				$1,127	$3	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	27,000	$487	$(660)	$(173)	$74	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		9,800	286	6,782	7,068	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	58,100	289	(680)	(391)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		673,000	5,966	(12,117)	(6,151)	0	(242)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		53,800	769	(1,378)	(609)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,800	(924)	1,884	960	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		159,500	2,399	(4,549)	(2,150)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		48,600	1,057	(2,366)	(1,309)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		40,100	9,900	5,623	15,523	50	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,100	6,527	3,548	10,075	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		81,300	(245)	6,725	6,480	100	0
Pay (1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	45,700	367	270	637	118	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		50,200	4,740	3,286	8,026	0	(120)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,700	448	(218)	230	0	(15)
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		29,900	182	1,391	1,573	0	(35)

Total Swap Agreements							$32,248	$7,541	$39,789	$401	$(619)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	99

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3	$401	$404	$0	$ (1)	$ (619)	$ (620)

Cash of $25,518 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025		$50	IDR	805,974	$0	$(1)
	02/2025	HKD	117,258		$15,095	0	(11)

BPS	01/2025	BRL	4,058		722	65	0
	01/2025	EUR	1,316		1,383	19	0
	01/2025	IDR	640,576		39	0	(1)
	01/2025		$655	BRL	4,058	2	0
	01/2025		7,482	CAD	10,751	1	0
	01/2025		2,500	EUR	2,397	0	(16)
	02/2025	TRY	460		$12	0	0
	02/2025		$289	TRY	10,962	7	0
	03/2025		39	IDR	642,517	0	0
	05/2029	KWD	518		$1,780	42	0
	07/2029		79		270	7	0

BRC	01/2025	CAD	10,319		7,329	147	0
	01/2025	GBP	37,383		47,063	267	0
	01/2025		$13	IDR	211,387	0	0
	01/2025		5,508	TRY	208,929	364	0
	02/2025		10,138		383,888	236	0
	03/2025	TRY	598		$16	0	0
	03/2025		$11,846	TRY	456,110	147	0

BSH	01/2025		1,411	GBP	1,106	0	(26)

CBK	01/2025	EUR	577		$607	9	0
	01/2025		$1,905	EUR	1,809	0	(30)
	01/2025		24	IDR	379,121	0	(1)

MYI	01/2025		20		315,140	0	0

SCX	01/2025	CHF	90		$103	3	0
	01/2025	EUR	207,028		218,387	3,834	0

UAG	02/2025		$200	TRY	8,172	23	0

Total Forward Foreign Currency Contracts						$5,173	$(86)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BRC	Egypt Government International Bond	1.000%	Quarterly	12/20/2028	5.351%	$6,200	$(1,070)	$185	$0	$(885)
	Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.581	1,900	(405)	93	0	(312)
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056	1,900	(371)	175	0	(196)

							$(1,846)	$453	$0	$(1,393)

100	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS

Counterparty	Pay/Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	30	$0	$2	$2	$0
BPS	Pay	Syniverse Holdings, Inc.	1-Day USD-SOFR Compounded-OIS	Monthly	01/10/2025	3,989	0	4,317	4,317	0

							$0	$4,319	$4,319	$0

Total Swap Agreements							$(1,846)	$4,772	$4,319	$(1,393)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(12)	$0	$0	$(12)	$(12)	$0	$(12)
BPS	143	0	4,319	4,462	(17)	0	0	(17)	4,445	(4,580)	(135)
BRC	1,161	0	0	1,161	0	0	(1,197)	(1,197)	(36)	141	105
BSH	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
CBK	9	0	0	9	(31)	0	0	(31)	(22)	0	(22)
MYC	0	0	0	0	0	0	(196)	(196)	(196)	385	189
MYI	0	0	0	0	0	0	0	0	0	(18)	(18)
SCX	3,837	0	0	3,837	0	0	0	0	3,837	(3,370)	467
UAG	23	0	0	23	0	0	0	0	23	0	23

Total Over the Counter	$5,173	$0	$4,319	$9,492	$(86)	$0	$(1,393)	$(1,479)

(m)
Securities with an aggregate market value of $526 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	101

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	401	401

	$0	$0	$0	$0	$404	$404

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,173	$0	$5,173
Swap Agreements	0	4,319	0	0	0	4,319

	$0	$4,319	$0	$5,173	$0	$9,492

	$0	$4,319	$0	$5,173	$404	$9,896

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	619	619

	$0	$0	$0	$0	$620	$620

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$86	$0	$86
Swap Agreements	0	1,393	0	0	0	1,393

	$0	$1,393	$0	$86	$0	$1,479

	$0	$1,393	$0	$86	$620	$2,099

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$570	$570
Swap Agreements	0	(9)	0	0	21,990	21,981

	$0	$(9)	$0	$0	$22,560	$22,551

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,474	$0	$13,474
Swap Agreements	0	3,140	0	0	922	4,062

	$0	$3,140	$0	$13,474	$922	$17,536

	$0	$3,131	$0	$13,474	$23,482	$40,087

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(554)	$(554)
Swap Agreements	0	0	0	0	(20,950)	(20,950)

	$0	$0	$0	$0	$(21,504)	$(21,504)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,054	$0	$1,054
Swap Agreements	0	299	0	0	(996)	(697)

	$0	$299	$0	$1,054	$(996)	$357

	$0	$299	$0	$1,054	$(22,500)	$(21,147)

102	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$293,325	$220,293	$513,618
Corporate Bonds & Notes
Banking & Finance	0	136,146	0	136,146
Industrials	0	211,306	78,636	289,942
Utilities	0	52,142	0	52,142
Convertible Bonds & Notes
Banking & Finance	0	24,611	0	24,611
Industrials	0	3,099	0	3,099
Municipal Bonds & Notes
Puerto Rico	0	4,186	0	4,186
West Virginia	0	2,329	0	2,329
U.S. Government Agencies	0	104,309	0	104,309
Non-Agency Mortgage-Backed Securities	0	562,609	305	562,914
Asset-Backed Securities
Automobile ABS Other	0	15,781	2,421	18,202
CMBS Subordinated	0	6,835	0	6,835
Home Equity Other	0	207,824	0	207,824
Whole Loan Collateral	0	45,462	0	45,462
Other ABS	0	69,464	20,110	89,574
Sovereign Issues	0	48,032	0	48,032
Common Stocks
Communication Services	2,899	0	7,977	10,876
Financials	16,189	0	21,571	37,760
Health Care	0	0	72,018	72,018
Industrials	0	0	52,255	52,255
Preferred Securities
Industrials	0	4,799	0	4,799
Real Estate Investment Trusts
Financials	18,156	0	0	18,156
Short-Term Instruments
U.S. Treasury Bills	0	27,797	0	27,797

	$37,244	$1,820,056	$475,586	$2,332,886

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$274,041	$0	$0	$274,041

Total Investments	$311,285	$1,820,056	$475,586	$2,606,927

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	404	0	404
Over the counter	0	9,492	0	9,492

	$0	$9,896	$0	$9,896

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(620)	0	(620)
Over the counter	0	(1,479)	0	(1,479)

	$0	$(2,099)	$0	$(2,099)

Total Financial Derivative Instruments	$0	$7,797	$0	$7,797

Totals	$311,285	$1,827,853	$475,586	$2,614,724

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$171,394	$82,294	$(72,225)	$357	$443	$18,421	$51,095	$(31,486)	$220,293	$(194)
Corporate Bonds & Notes
Banking & Finance	21,785	0	(22,648)	0	230	633	0	0	0	(2,519)
Industrials	76,380	1,863	0	(85)	0	(7,086)	7,564	0	78,636	(7,086)
Non-Agency Mortgage-Backed Securities	277	0	(1)	1	0	184	0	(156)	305	181
Asset-Backed Securities
Automobile ABS Other	3,877	0	0	0	0	(1,456)	0	0	2,421	(1,456)
Other ABS	18,890	0	(91)	169	0	(1,833)	3,395	(420)	20,110	(1,843)
Common Stocks
Communication Services (2)	7,254	474	0	0	0	249	0	0	7,977	249
Financials	24,255	94	0	0	0	(2,778)	0	0	21,571	(2,777)
Health Care	77,814	0	0	0	0	(5,796)	0	0	72,018	(5,796)
Industrials (3)	48,498	414	0	0	0	3,343	0	0	52,255	3,343
Preferred Securities
Industrials	0	0	0	0	(13,487)	13,487	0	0	0	0

Totals	$450,424	$85,139	$(94,965)	$442	$(12,814)	$17,368	$62,054	$(32,062)	$475,586	$(17,898)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	103

Consolidated Schedule of Investments	PIMCO Dynamic Income Opportunities Fund	(Cont.)	December 31, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$91,848	Discounted Cash Flow	Discount Rate		6.510-25.430	12.492
	7,381	Discounted Cash Flow /Indicative Market Quotation	Discount Rate / Broker Quote		7.117/90.000	—
	588	Expected Recovery	Recovery Rate		15.419	—
	4,907	Indicative Market Quotation	Broker Quote		82.000	—
	3,137	Other Valuation Techniques (4)	—		—	—
	19,001	Proxy Pricing	Base Price		98.286-100.000	99.659
	15,331	Recent Transaction	Purchase Price		98.000-99.500	98.820
	78,100	Third Party Vendor	Broker Quote		99.188-116.500	109.810
Corporate Bonds & Notes
Industrials	69,316	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	1.000/9.750	—
	7,564	Indicative Market Quotation	Broker Quote		61.000	—
	1,756	Other Valuation Techniques (4)	—		—	—
Non-Agency Mortgage-Backed Securities	305	Discounted Cash Flow	Discount Rate		28.000-39.500	34.832
Asset-Backed Securities
Automobile ABS Other	2,421	Discounted Cash Flow	Discount Rate		16.000	—
Other ABS	20,110	Discounted Cash Flow	Discount Rate		6.720-39.500	17.900
Common Stocks
Communication Services	7,977	Discounted Cash Flow	Discount Rate		12.280	—
Financials	21,537	Comparable Companies	EBITDA Multiple	X	4.600	—
	34	Other Valuation Techniques (4)	—		—	—
Health Care	72,018	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	7,091	Indicative Market Quotation	Broker Quote	$	19.000	—
	566	Other Valuation Techniques (4)	—		—	—
	44,598	Sum of the Parts	Discount Rate/Mortality Assumption		15.323/2015 ANB VBT Mortality Table	—

Total	$475,586

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Communication Services since prior fiscal year end.
(3)	Sector type updated from Financials to Industrials since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

104	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 18.6%

Adeia, Inc.
7.370% due 06/08/2028 ~		$2,344	$2,352

Advisor Group, Inc.
7.857% due 08/17/2028 ~		2,985	3,001

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		8,000	7,969

Apro LLC
8.266% due 07/09/2031 ~		5,486	5,547

Aspire Bakeries Holdings LLC
8.607% due 12/13/2030 ~		997	1,009

BDO U.S.A PC
9.524% due 08/31/2028 «~		4,490	4,515

Caesars Entertainment, Inc.
6.607% due 02/06/2031 ~		2,978	2,988

Castlelake Aviation Ltd.
7.109% due 10/22/2027 ~		2,940	2,953

Chobani LLC
8.107% due 10/25/2027 ~		2,970	2,998

Clover Holdings 2 LLC
7.750% due 11/01/2031		2,900	2,907

Comexposium
4.414% (EUR003M + 2.970%) due 03/28/2025 «~	EUR	1,000	1,207
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		1,025	1,236

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$5,400	5,415

Cotiviti Corp.
7.303% due 05/01/2031 ~		2,978	2,998

Databricks, Inc.
TBD% due 12/20/2030 «µ		1,069	1,064
TBD% due 12/20/2030 «		4,831	4,807

Drake Software LLC
8.607% due 06/26/2031 ~		1,995	1,945

Dye & Durham Corp.
8.429% due 04/11/2031 ~		2,387	2,418

Endure Digital, Inc.
8.138% due 02/10/2028 «~		2,394	1,963

EP Purchaser LLC
9.090% due 11/06/2028 ~		700	704

EPIC Crude Services LP
7.656% due 10/15/2031 ~(i)		4,000	4,040

EPIC Y-Grade Services LP
10.340% (TSFR3M + 5.750%) due 06/29/2029 ~(i)		3,317	3,328

Forward Air Corp.
9.085% due 12/19/2030 ~		1,736	1,745

Frontier Communications Corp.
8.763% (TSFR3M + 3.500%) due 07/01/2031 ~		2,700	2,737

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		2,646	2,691

GBT U.S. LLC
7.626% due 07/25/2031 ~		4,000	4,024

Global Medical Response, Inc.
9.856% due 10/31/2028 ~		2,380	2,392

Golden State Foods LLC
8.774% due 10/07/2031 ~		4,000	4,041

Harp Finco Ltd.
TBD% due 01/30/2032 «µ	GBP	3,865	4,742

iHeartCommunications, Inc.
7.687% due 05/01/2026 ~		$2,900	2,592

ITT Holdings LLC
7.107% due 10/11/2030 ~		2,985	3,007

JSG, Inc.
TBD% due 06/29/2026 ~µ		200	201
TBD% due 06/29/2026 ~		796	799

LABL, Inc.
9.457% due 10/29/2028 ~		4,974	4,822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LC Ahab U.S. Bidco LLC
7.357% due 05/01/2031 ~		$4,988	$5,034

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		6,667	6,698

Matador Bidco SARL
8.707% due 07/30/2029 ~		2,500	2,525

MI Windows and Doors LLC
7.357% due 03/28/2031 ~		2,488	2,516

Mitnick Corporate Purchaser, Inc.
9.185% due 05/02/2029 ~		4,267	3,990

Modena Buyer LLC
8.857% due 07/01/2031 ~		5,000	4,855

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	5,000	6,209

Phoenix Guarantor, Inc.
6.857% (PRIME + 1.500%) due 02/21/2031 ~		$3,990	4,009

Polaris Newco LLC
8.847% due 06/02/2028 ~		4,974	4,990

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,500	2,368

Project Alpha Intermediate Holding, Inc.
7.579% due 10/28/2030 ~		$3,970	4,000

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	2,400	2,461

Raven Acquisition Holdings LLC
TBD% due 11/19/2031 ~µ		$193	194
TBD% due 11/19/2031 ~		2,707	2,716

Rockpoint Gas Storage Partners LP
7.985% due 09/18/2031 ~		3,000	3,024

SCUR-Alpha 1503 GmbH
10.085% due 03/29/2030 ~		1,990	1,903

Star Parent, Inc.
8.329% due 09/27/2030 ~		4,975	4,869

Steenbok Lux Finco 2 SARL
10% due 06/30/2026 ~	EUR	10,720	3,692

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		3,338	3,466

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$5,550	5,574

Teneo Holdings LLC
9.107% due 03/13/2031 ~		2,283	2,307

TGP Holdings III LLC
7.707% due 06/29/2028 ~		2,938	2,879

Tidal Waste & Recycling Holdings LLC
7.829% due 10/24/2031 ~		2,900	2,926

Triton Water Holdings, Inc.
8.329% due 03/31/2028 ~		3,970	4,009

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		4,368	4,103

Unicorn Bay
13.000% due 12/31/2026 «	HKD	31,155	4,015

Upfield BV
8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	5,500	5,711

Vantive Health LLC
TBD% due 07/23/2029 «µ		$458	452
TBD% due 07/23/2031 «		2,542	2,501

Varsity Brands, Inc.
8.271% due 08/26/2031 ~		4,000	4,009

Wand NewCo 3, Inc.
7.607% due 01/30/2031 ~		4,883	4,909

WaterBridge Midstream Operating LLC
9.022% due 05/10/2029 ~		3,990	4,038

Total Loan Participations and Assignments (Cost $220,636)			218,109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 3.4%

American Assets Trust LP
6.150% due 10/01/2034 (i)		$3,600	$3,582

Brandywine Operating Partnership LP
8.300% due 03/15/2028 (i)(l)		2,000	2,115
8.875% due 04/12/2029 (i)(l)		800	853

Burford Capital Global Finance LLC
9.250% due 07/01/2031 (l)		4,100	4,358

Charles River Re Ltd.
11.064% due 05/10/2031 •		1,900	1,956

Fortress Transportation & Infrastructure Investors LLC
7.000% due 05/01/2031 (l)		5,000	5,107

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		650	702
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		650	598

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031 (l)		3,000	3,087

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)(l)		8,298	5,622

Piedmont Operating Partnership LP
6.875% due 07/15/2029 (l)		4,000	4,112

Sammons Financial Group, Inc.
6.875% due 04/15/2034 (l)		2,500	2,617

Starwood Property Trust, Inc.
7.250% due 04/01/2029 (l)		2,700	2,773

Winston RE Ltd.
14.564% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		1,000	1,053
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,000	1,033

			39,568

INDUSTRIALS 13.5%

Altice France Holding SA
8.000% due 05/15/2027	EUR	1,800	505
10.500% due 05/15/2027		$2,400	711

Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032 (l)		4,500	4,477

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027 (l)		2,550	2,544

Boparan Finance PLC
9.375% due 11/07/2029	GBP	3,000	3,639

Caesars Entertainment, Inc.
6.500% due 02/15/2032 (l)		$3,000	3,016

Capstone Borrower, Inc.
8.000% due 06/15/2030 (l)		3,576	3,706

Cloud Software Group, Inc.
6.500% due 03/31/2029 (l)		4,400	4,324

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030 (l)		5,500	5,586

CNX Midstream Partners LP
4.750% due 04/15/2030 (i)(l)		2,300	2,107

Community Health Systems, Inc.
5.625% due 03/15/2027 (l)		5,700	5,477

DISH DBS Corp.
5.750% due 12/01/2028		2,600	2,228

Dye & Durham Ltd.
8.625% due 04/15/2029 (l)		2,500	2,634

Garda World Security Corp.
7.750% due 02/15/2028 (l)		2,000	2,066

Global Partners LP
8.250% due 01/15/2032 (g)(l)		200	206

GYP Holdings Corp.
4.625% due 05/01/2029 (l)		4,300	4,059

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032 (l)		3,700	3,763
8.875% due 07/15/2028 (l)		800	842

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	105

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028 (l)		$4,000	$3,947

JetBlue Airways Corp.
9.875% due 09/20/2031 (l)		2,800	2,978

KBR, Inc.
4.750% due 09/30/2028 (l)		1,270	1,219

Kodiak Gas Services LLC
7.250% due 02/15/2029 (l)		2,000	2,042

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029 (l)		5,700	5,492

LABL, Inc.
8.625% due 10/01/2031 (l)		3,000	2,779

Masterbrand, Inc.
7.000% due 07/15/2032 (l)		2,700	2,722

Matador Resources Co.
6.250% due 04/15/2033 (l)		4,000	3,887

Mavis Tire Express Services Topco Corp.
6.500% due 05/15/2029 (l)		4,000	3,840

McGraw-Hill Education, Inc.
7.375% due 09/01/2031 (l)		3,500	3,586

Mineral Resources Ltd.
9.250% due 10/01/2028		4,000	4,202

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032 (l)		2,500	2,513

NCR Voyix Corp.
5.250% due 10/01/2030 (l)		4,400	4,319

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		500	305
11.750% due 10/15/2028 «		3,800	3,344

NextEra Energy Operating Partners LP
4.500% due 09/15/2027 (h)(l)		1,275	1,222
7.250% due 01/15/2029 (h)(l)		800	819

NFE Financing LLC
12.000% due 11/15/2029		790	830

Noble Finance LLC
8.000% due 04/15/2030 (l)		2,000	2,022

Rand Parent LLC
8.500% due 02/15/2030 (l)		5,000	5,033

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		2,100	2,084

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028 (l)		6,000	6,200

Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	2,100	1,614
2.625% due 01/24/2032	GBP	1,430	1,334
4.375% due 01/18/2031	EUR	3,900	3,111
9.750% due 04/30/2028 «	GBP	1,849	2,164

Transocean, Inc.
8.000% due 02/01/2027 (l)		$4,500	4,513

Triton Water Holdings, Inc.
6.250% due 04/01/2029 (l)		2,500	2,484

UKG, Inc.
6.875% due 02/01/2031 (l)		4,000	4,062

Valaris Ltd.
8.375% due 04/30/2030 (l)		6,700	6,777

Vmed O2 U.K. Financing PLC
7.750% due 04/15/2032 (l)		4,000	4,036

Weatherford International Ltd.
8.625% due 04/30/2030 (l)		3,000	3,100

West China Cement Ltd.
4.950% due 07/08/2026		1,700	1,345

Yorkshire Water Finance PLC
5.250% due 04/28/2030	GBP	2,000	2,419

ZipRecruiter, Inc.
5.000% due 01/15/2030 (l)		$4,800	4,329

			158,563

UTILITIES 1.1%

Aethon United BR LP
7.500% due 10/01/2029 (i)(l)		5,000	5,118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anglian Water Services Financing PLC
6.625% due 01/15/2029 þ	GBP	2,000	$2,585

Northumbrian Water Finance PLC
4.500% due 02/14/2031		2,000	2,354

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$3,000	3,104

			13,161

Total Corporate Bonds & Notes (Cost $209,007)			211,292

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		500	387

Total Municipal Bonds & Notes (Cost $398)			387

U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
4.950% due 03/01/2032 «(c)(j)		8,000	7,834

Freddie Mac
0.000% due 08/25/2056 (b)(f)		3,191	435
0.075% due 08/25/2056 ~(a)		129,662	423
1.728% due 08/25/2056 ~(a)		33,498	3,907
3.104% due 10/25/2058 ~		17,404	7,011
3.161% due 05/25/2057 ~		4,913	1,956
3.764% due 08/25/2059 ~		10,222	4,374
4.248% due 05/25/2064 ~		10,445	4,841
4.733% due 02/25/2059 ~		2,525	1,041

Total U.S. Government Agencies (Cost $32,996)			31,822

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%

AG Trust
6.413% due 07/15/2041 •		500	502

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ(l)		910	892

APS Resecuritization Trust
1.437% due 08/28/2054 ~		6,705	1,785

Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~		1,174	774

Bear Stearns Mortgage Funding Trust
4.813% due 10/25/2036 •(l)		14,430	12,837

BX Trust
7.115% due 05/15/2035 •		5,000	5,003
7.437% due 01/17/2039 •		3,000	2,871

CIM Trust
5.400% due 04/25/2062 ~		295	288

Citigroup Mortgage Loan Trust
3.000% due 09/25/2064 ~(l)		20,029	17,853

Colony Mortgage Capital Ltd.
6.325% due 11/15/2038 •(l)		3,115	2,980
7.568% due 11/15/2038 •		2,500	2,191

Countrywide Alternative Loan Trust
5.553% due 02/25/2036 •		1,533	1,201
6.000% due 07/25/2037		1,004	584

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~(l)		2,688	2,238
3.778% due 11/10/2032 ~		5,200	1,038

GCAT Trust
4.250% due 05/25/2067 ~(l)		912	845

GS Mortgage Securities Corp. Trust
5.644% due 07/15/2035 •		998	753

GS Mortgage-Backed Securities Trust
3.750% due 10/25/2057 (l)		2,364	2,301

HarborView Mortgage Loan Trust
5.001% due 03/19/2036 •(l)		19,844	13,112

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •		976	956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.044% due 11/15/2035 •	$5,000	$4,402
6.394% due 11/15/2035 •	5,000	3,321
7.695% due 02/15/2035 •	987	956

MFA Trust
6.105% due 12/25/2068 þ(l)	800	804

Mill City Mortgage Loan Trust
3.250% due 08/25/2059 ~(l)	2,850	2,423
3.250% due 10/25/2069 ~(l)	8,760	8,506
3.750% due 05/25/2058 ~	2,596	2,259

Morgan Stanley Mortgage Loan Trust
6.731% due 08/25/2036 þ	2,591	453

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.010% due 08/25/2036 þ	8,044	2,198

OBX Trust
6.465% due 10/25/2063 þ(l)	786	794

OPEN Trust
7.486% due 11/15/2040 •(l)	219	221

PRKCM Trust
7.225% due 11/25/2058 þ(l)	820	836

PRPM LLC
4.000% due 11/25/2053 þ(l)	409	400
6.221% due 11/25/2068 þ(l)	839	846

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	2,484	1,918

Residential Asset Securitization Trust
5.500% due 09/25/2035	5,448	2,487
6.000% due 04/25/2036	995	429

SMRT Commercial Mortgage Trust
5.398% due 01/15/2039 •(l)	500	499

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~(l)	1,729	1,610
3.500% due 03/25/2058 ~(l)	13,500	12,866
4.120% due 04/25/2056 ~(l)	3,460	3,374

Verus Securitization Trust
6.259% due 12/25/2068 þ(l)	776	782
6.876% due 11/25/2068 ~(l)	852	864

Total Non-Agency Mortgage-Backed Securities (Cost $126,049)		124,252

ASSET-BACKED SECURITIES 24.9%

CMBS OTHER 0.8%

MF1 LLC
6.103% due 03/19/2039 •(l)	9,000	9,027

PFP Ltd.
6.315% due 09/17/2039 •(l)	488	492

		9,519

HOME EQUITY OTHER 21.6%

Aames Mortgage Investment Trust
7.153% due 01/25/2035 •	3,500	2,594

ACE Securities Corp. Home Equity Loan Trust
4.753% due 07/25/2037 •	2,152	745
4.853% due 12/25/2036 •	17,432	4,431
5.213% due 03/25/2037 •	1,571	631

Bear Stearns Asset-Backed Securities Trust
4.723% due 01/25/2037 •(l)	22,785	21,146
4.963% due 10/25/2036 •	3,264	3,071
5.218% due 09/25/2035 •	19,178	18,050

Centex Home Equity Loan Trust
5.008% due 06/25/2036 •(l)	17,000	14,666
5.383% due 09/25/2034 •	448	436

CIT Mortgage Loan Trust
6.203% due 10/25/2037 •(l)	62,636	60,182

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.073% due 10/25/2034 •	1,894	1,431

Countrywide Asset-Backed Certificates Trust
3.231% due 04/25/2036 •(l)	7,200	5,761
5.993% due 02/25/2036 þ	590	564

Credit-Based Asset Servicing & Securitization LLC
2.830% due 01/25/2036 þ	19	16

106	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
4.733% due 10/25/2036 •(l)	$7,579	$6,771

GSAA Home Equity Trust
4.244% due 03/25/2036 ~	5,042	3,025
4.533% due 03/25/2037 •	8,505	1,584
4.813% due 12/25/2046 •	12,793	3,787
4.913% due 12/25/2046 •	2,224	876
4.933% due 10/25/2036 •	12,824	4,180
5.073% due 12/25/2035 •	4,652	4,480
5.173% due 12/25/2035 •	734	650

GSAMP Trust
4.773% due 04/25/2036 •(l)	13,202	9,659
5.023% due 02/25/2036 •(l)	9,041	8,931
6.253% due 06/25/2035 •	2,006	1,929

Home Equity Asset Trust
4.933% due 08/25/2036 •	3,398	3,301

HSI Asset Securitization Corp. Trust
4.653% due 04/25/2037 •	110	73

JP Morgan Mortgage Acquisition Trust
4.713% due 12/25/2036 •	5,229	3,220
4.813% due 08/25/2036 •	3,528	2,228
5.537% due 10/25/2036 þ	2,028	1,191
5.848% due 07/25/2036 •	5,000	4,171
6.080% due 08/25/2036 þ	1,194	698

Long Beach Mortgage Loan Trust
4.953% due 07/25/2036 •	1,651	631
5.103% due 09/25/2034 •	1,094	1,067

Merrill Lynch Mortgage Investors Trust
6.328% due 04/25/2035 •(l)	1,461	1,384

Morgan Stanley ABS Capital, Inc. Trust
4.573% due 09/25/2036 •	783	265
6.328% due 11/25/2034 •	1,741	1,495

New Century Home Equity Loan Trust
5.533% due 01/25/2034 •	501	495

NovaStar Mortgage Funding Trust
4.953% due 09/25/2036 •	4,926	1,981

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.413% due 08/25/2035 •	5,619	4,608
6.403% due 02/25/2035 •	670	544

Popular ABS Mortgage Pass-Through Trust
4.733% due 01/25/2037 •	11,259	9,053

Residential Asset Securities Corp. Trust
4.753% due 09/25/2036 •(l)	8,650	7,799
5.248% due 02/25/2036 •	4,070	3,258

Saxon Asset Securities Trust
5.353% due 12/26/2034 •	1,648	1,585

Securitized Asset-Backed Receivables LLC Trust
4.893% due 04/25/2037 •	1,546	1,015

Soundview Home Loan Trust
4.633% due 08/25/2037 •	2,293	2,229
4.933% due 11/25/2036 •	7,330	2,010
4.953% due 11/25/2036 •	272	253
5.403% due 10/25/2037 •	6,454	4,887

Structured Asset Securities Corp. Mortgage Loan Trust
5.158% due 02/25/2035 •	1,117	1,045
6.253% due 05/25/2035 •	1,004	812
6.703% due 04/25/2031 •	2,772	2,742
7.828% due 11/25/2035 •(l)	8,315	7,540

Wells Fargo Home Equity Asset-Backed Securities Trust
8.953% due 10/25/2034 •	1,707	1,745

		252,921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.3%

Structured Asset Securities Corp. Mortgage Loan Trust
4.773% due 10/25/2036 •		$3,961	$3,374

WHOLE LOAN COLLATERAL 1.0%

First Franklin Mortgage Loan Trust
4.693% due 10/25/2036 •(l)		11,458	7,376
4.933% due 05/25/2036 •		1,500	1,259
6.467% due 10/25/2033 •		2,460	2,379
6.778% due 05/25/2034 •		196	172

Residential Asset Mortgage Products Trust
5.053% due 03/25/2036 •		336	330

			11,516

OTHER ABS 1.2%

ABSLT DE 2024 LLC
0.000% due 05/20/2033 «~		2,900	2,925

Apex Credit CLO Ltd.
0.000% due 10/20/2034 ~		5,100	2,974

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(f)		5	2,561
6.610% due 06/25/2054 «		626	626
8.660% due 06/25/2054 «		902	927

Residential Asset Mortgage Products Trust
5.664% due 01/25/2034 •		3,637	3,680

			13,693

Total Asset-Backed Securities (Cost $292,177)			291,023

SOVEREIGN ISSUES 1.0%

Colombia Government International Bond
8.000% due 11/14/2035		1,900	1,915
8.750% due 11/14/2053		2,500	2,534

Romania Government International Bond
5.375% due 03/22/2031	EUR	2,500	2,593
5.625% due 02/22/2036		2,500	2,491

Turkey Government International Bond
50.485% (BISTREFI) due 05/20/2026 ~	TRY	46,200	1,322
50.485% (BISTREFI) due 05/17/2028 ~		4,500	126

Total Sovereign Issues (Cost $11,526)			10,981

		SHARES
COMMON STOCKS 33.2%

CONSUMER DISCRETIONARY 1.0%

NIKE, Inc. ‘B’		158,700	12,009

CONSUMER STAPLES 1.1%

Estee Lauder Cos., Inc. ‘A’		168,200	12,612

ENERGY 31.0%

Enbridge, Inc.		713,200	30,271

Kinder Morgan, Inc.		1,601,000	43,867

New Fortress Energy, Inc. «(d)		18,327	252

TC Energy Corp.		768,200	35,801

Venture Global Holdings ‘A’ «(j)		3,473	217,972

Williams Cos., Inc.		648,300	35,086

			363,249

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%

Intelsat Emergence SA «(j)	21,303	$703

Total Common Stocks (Cost $155,381)		388,573

MASTER LIMITED PARTNERSHIPS 19.0%

ENERGY 19.0%

Energy Transfer LP	4,083,599	79,998

Enterprise Products Partners LP	1,869,787	58,637

MPLX LP	1,279,100	61,218

Plains All American Pipeline LP	492,030	8,404

Sunoco LP	131,600	6,769

Western Midstream Partners LP	205,578	7,900

Total Master Limited Partnerships (Cost $166,074)		222,926

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (k) 0.5%
		5,800

U.S. TREASURY BILLS 0.1%
4.399% due 01/30/2025 - 03/20/2025 (e)(f)(o)	$932	925

Total Short-Term Instruments (Cost $6,725)		6,725

Total Investments in Securities (Cost $1,220,969)		1,506,090

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	5,304,300	51,648

Total Short-Term Instruments (Cost $51,600)		51,648

Total Investments in Affiliates (Cost $51,600)		51,648

Total Investments 133.0% (Cost $1,272,569)		$1,557,738

Financial Derivative Instruments (m)(n) 2.2% (Cost or Premiums, net $(1))		25,847

Other Assets and Liabilities, net (35.2)%		(412,089)

Net Assets 100.0%		$1,171,496

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	107

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Comprises of a debt issuance of a qualified publicly-traded partnership (“QPTP”).

(h)
As a result of the completion of a recent corporation action, common units of the previous QPTP are no longer publicly traded. The succeeding entity per the respective corporate action is treated as a Corporation for U.S. Tax purposes.

(i)	This Company is structured like a Master Limited Partnership, but is not treated as a QPTP for required regulated investment company (“RIC”) asset diversification purposes.
(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Fannie Mae 4.950% due 03/01/2032	12/13/2024	$8,000	$7,834	0.67%
Intelsat Emergence SA	02/05/2020 - 02/23/2024	1,699	703	0.06
Venture Global Holdings ‘A’	06/27/2019 - 09/07/2022	22,361	217,972	18.61

		$32,060	$226,509	19.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	4.520%	12/31/2024	01/02/2025	$5,800	U.S. Treasury Notes 2.875% due 05/15/2028	$(5,911)	$5,800	$5,801

Total Repurchase Agreements						$(5,911)	$5,800	$5,801

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BYR	4.960%	11/13/2024	02/13/2025		$	(15,211)	$(15,318)
	4.960	11/26/2024	02/13/2025			(1,084)	(1,090)
	4.960	12/17/2024	03/18/2025			(16,269)	(16,306)
	4.980	09/09/2024	01/09/2025			(2,457)	(2,499)
CEW	5.050	12/10/2024	03/10/2025			(24,505)	(24,584)
DEU	4.650	12/20/2024	TBD	(3)		(18,797)	(18,829)
	5.000	11/01/2024	02/03/2025			(4,030)	(4,064)
	5.120	11/01/2024	02/03/2025			(19,829)	(20,004)
	5.220	10/10/2024	01/10/2025			(23,682)	(23,971)
IND	4.910	12/17/2024	03/17/2025			(5,899)	(5,912)
	5.090	12/24/2024	03/24/2025			(1,795)	(1,798)
	5.100	12/24/2024	03/24/2025			(18,316)	(18,339)
	5.170	01/02/2025	03/31/2025			(1,008)	(1,008)
	5.220	01/02/2025	03/31/2025			(1,177)	(1,177)
	5.290	11/27/2024	02/27/2025			(1,199)	(1,206)
	5.340	11/27/2024	02/27/2025			(1,222)	(1,228)
	5.390	11/27/2024	02/27/2025			(2,391)	(2,404)
MBC	3.266	12/05/2024	03/04/2025		EUR	(4,700)	(4,882)
MSB	5.510	11/21/2024	05/20/2025		$	(50,308)	(50,638)
RTA	5.555	11/27/2024	05/27/2025			(28,147)	(28,305)

108	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
SOG	4.870%	12/18/2024	03/18/2025		$	(18,801)	$(18,839)
	5.170	10/08/2024	01/08/2025			(8,796)	(8,905)
	5.170	11/12/2024	01/08/2025			(1,781)	(1,793)
	5.510	12/23/2024	06/23/2025			(55,256)	(55,338)
TDM	2.500	12/20/2024	TBD	(3)		(3,103)	(3,105)
	4.500	12/20/2024	TBD	(3)		(2,532)	(2,536)
WFS	4.980	12/23/2024	03/24/2025			(18,100)	(18,125)

Total Reverse Repurchase Agreements							$(352,203)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$5,801	$0	$0	$5,801	$(5,911)	$(110)
BYR	0	(35,213)	0	(35,213)	38,999	3,786
CEW	0	(24,584)	0	(24,584)	26,916	2,332
DEU	0	(66,868)	0	(66,868)	73,716	6,848
IND	0	(33,072)	0	(33,072)	34,599	1,527
MBC	0	(4,882)	0	(4,882)	5,257	375
MSB	0	(50,638)	0	(50,638)	68,336	17,698
RTA	0	(28,305)	0	(28,305)	37,501	9,196
SOG	0	(84,875)	0	(84,875)	105,484	20,609
TDM	0	(5,641)	0	(5,641)	5,839	198
WFS	0	(18,125)	0	(18,125)	20,092	1,967

Total Borrowings and Other Financing Transactions	$5,801	$(352,203)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(37,168)	$(83,331)	$(24,471)	$(144,970)
Non-Agency Mortgage-Backed Securities	0	0	(56,129)	(20,447)	(76,576)
Asset-Backed Securities	0	0	(9,757)	(113,833)	(123,590)
Sovereign Issues	0	0	(4,882)	0	(4,882)

Total Borrowings	$0	$(37,168)	$(154,099)	$(158,751)	$(350,018)

Payable for reverse repurchase agreements (5)					$(350,018)

(l)	Securities with an aggregate market value of $414,773 and cash of $2,222 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(293,259) at a weighted average interest rate of 5.492%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(2,185) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	109

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
California Carbon Allowance December Futures	12/2025	1,284	$46,622	$(1,348)	$103	$0

Total Futures Contracts				$(1,348)	$103	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$	100	$(1)	$(2)	$(3)	$0	$0

Total Swap Agreements							$(1)	$(2)	$(3)	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$103	$0	$103	$0	$0	$0	$0

Cash of $3,347 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2025	HKD	16,589		$2,135	$0	$(2)

BPS	01/2025		$3,107	CAD	4,465	1	0
	01/2025		4,151	EUR	3,936	0	(72)
	01/2025		3,084	TRY	111,854	19	0
	03/2025		1,758	MXN	36,066	0	(49)

BRC	01/2025	CAD	89,036		$63,238	1,269	0
	01/2025	GBP	7,242		9,117	52	0
	01/2025	TRY	5,648		148	0	(11)
	01/2025		$1,041	EUR	990	0	(15)
	01/2025		6,927	TRY	261,647	294	0
	02/2025		4,566		173,431	88	0
	03/2025		196		7,491	3	0

CBK	02/2025		8,976	BRL	51,885	0	(628)

DUB	02/2025		4,845	MXN	98,032	0	(177)

GLM	02/2025		2,183		44,438	0	(66)

JPM	01/2025	TRY	2,369		$66	0	0
	01/2025		$66	TRY	2,347	0	0
	02/2025		7,903		300,117	150	0

MBC	01/2025	EUR	33,349		$35,138	577	0
	01/2025	GBP	2,940		3,715	35	0
	01/2025		$2,682	EUR	2,545	0	(44)
	02/2025	HKD	14,466		$1,862	0	(1)

MYI	01/2025	DKK	26,279		3,716	64	0
	02/2025		$70	TRY	2,649	1	0

RBC	03/2025		8	MXN	156	0	0

SCX	01/2025		1,470	EUR	1,394	0	(26)

Total Forward Foreign Currency Contracts						$2,553	$(1,091)

110	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
FAR	Receive	AMZX Index	23,700	4.860% (FEDL01 plus a specified spread)	Maturity	01/08/2025	$	47,274	$0	$5,747	$5,747	$0
MYI	Receive	Alerian Midstream Energy Total Return Index	23,390	4.360% (FEDL01 plus a specified spread)	Maturity	01/22/2025		18,180	0	7,510	7,510	0
	Receive	Alerian Midstream Energy Total Return Index	2,422	4.780% (FEDL01 plus a specified spread)	Maturity	01/22/2025		2,046	0	627	627	0

									$0	$13,884	$13,884	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	Plains All American Pipeline LP	170,000	4.930% (FEDL01 plus a specified spread)	Monthly	11/05/2025	$	2,904	$0	$(14)	$0	$(14)
FAR	Receive	Plains All American Pipeline LP	706,000	4.930% (FEDL01 plus a specified spread)	Maturity	11/05/2025		12,306	0	(344)	0	(344)
	Receive	Western Gas Partners LP	410,000	4.930% (FEDL01 plus a specified spread)	Maturity	11/05/2025		15,797	0	(165)	0	(165)
GST	Receive	Energy Transfer LP	938,239	4.930% (FEDL01 plus a specified spread)	Maturity	03/19/2025		13,933	0	4,640	4,640	0
	Receive	Enterprise Products Partners LP	398,000	4.930% (FEDL01 plus a specified spread)	Maturity	03/19/2025		10,997	0	1,548	1,548	0
	Receive	MPLX LP	399,000	4.930% (FEDL01 plus a specified spread)	Maturity	03/19/2025		15,896	0	3,452	3,452	0
	Receive	Plains All American Pipeline LP	274,000	4.930% (FEDL01 plus a specified spread)	Maturity	03/19/2025		4,526	0	184	184	0
	Receive	Western Gas Partners LP	117,425	4.930% (FEDL01 plus a specified spread)	Maturity	03/19/2025		3,544	0	1,097	1,097	0

									$0	$10,398	$10,921	$(523)

Total Swap Agreements									$0	$24,282	$24,805	$(523)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (2)
BOA	$0	$0	$0	$0	$(2)	$0	$(14)	$(16)	$(16)	$302	$286
BPS	20	0	0	20	(121)	0	0	(121)	(101)	0	(101)
BRC	1,706	0	0	1,706	(26)	0	0	(26)	1,680	(1,790)	(110)
CBK	0	0	0	0	(628)	0	0	(628)	(628)	623	(5)
DUB	0	0	0	0	(177)	0	0	(177)	(177)	0	(177)
FAR	0	0	5,747	5,747	0	0	(509)	(509)	5,238	(5,548)	(310)
GLM	0	0	0	0	(66)	0	0	(66)	(66)	0	(66)
GST	0	0	10,921	10,921	0	0	0	0	10,921	(10,760)	161
JPM	150	0	0	150	0	0	0	0	150	(160)	(10)
MBC	612	0	0	612	(45)	0	0	(45)	567	(420)	147
MYI	65	0	8,137	8,202	0	0	0	0	8,202	(8,040)	162
SCX	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)

Total Over the Counter	$2,553	$0	$24,805	$27,358	$(1,091)	$0	$(523)	$(1,614)

(o)
Securities with an aggregate market value of $925 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	111

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)

(1)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$103	$0	$0	$0	$0	$103

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,553	$0	$2,553
Swap Agreements	0	0	24,805	0	0	24,805

	$0	$0	$24,805	$2,553	$0	$27,358

	$103	$0	$24,805	$2,553	$0	$27,461

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,091	$0	$1,091
Swap Agreements	0	0	523	0	0	523

	$0	$0	$523	$1,091	$0	$1,614

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(820)	$0	$0	$0	$0	$(820)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,230	$0	$5,230
Swap Agreements	0	0	26,298	0	0	26,298

	$0	$0	$26,298	$5,230	$0	$31,528

	$(820)	$0	$26,298	$5,230	$0	$30,708

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(1,196)	$0	$0	$0	$0	$(1,196)
Swap Agreements	0	0	0	0	(1)	(1)

	$(1,196)	$0	$0	$0	$(1)	$(1,197)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,203	$0	$1,203
Swap Agreements	0	0	(8,509)	0	0	(8,509)

	$0	$0	$(8,509)	$1,203	$0	$(7,306)

	$(1,196)	$0	$(8,509)	$1,203	$(1)	$(8,503)

112	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$168,548	$49,561	$218,109
Corporate Bonds & Notes
Banking & Finance	0	39,568	0	39,568
Industrials	0	152,750	5,813	158,563
Utilities	0	13,161	0	13,161
Municipal Bonds & Notes
Michigan	0	387	0	387
U.S. Government Agencies	0	23,988	7,834	31,822
Non-Agency Mortgage-Backed Securities	0	124,252	0	124,252
Asset-Backed Securities
CMBS Other	0	9,519	0	9,519
Home Equity Other	0	252,921	0	252,921
Home Equity Sequential	0	3,374	0	3,374
Whole Loan Collateral	0	11,516	0	11,516
Other ABS	0	6,654	7,039	13,693
Sovereign Issues	0	10,981	0	10,981
Common Stocks
Consumer Discretionary	12,009	0	0	12,009
Consumer Staples	12,612	0	0	12,612
Energy	145,025	0	218,224	363,249
Financials	0	0	703	703
Master Limited Partnerships
Energy	222,926	0	0	222,926
Short-Term Instruments
Repurchase Agreements	0	5,800	0	5,800
U.S. Treasury Bills	0	925	0	925

	$392,572	$824,344	$289,174	$1,506,090

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,648	$0	$0	$51,648

Total Investments	$444,220	$824,344	$289,174	$1,557,738

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	103	0	0	103
Over the counter	0	27,358	0	27,358

	$103	$27,358	$0	$27,461

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,614)	$0	$(1,614)

Total Financial Derivative Instruments	$103	$25,744	$0	$25,847

Totals	$444,323	$850,088	$289,174	$1,583,585

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,053	$36,608	$(10,023)	$32	$107	$77	$2,444	$(2,737)	$49,561	$77
Corporate Bonds & Notes
Industrials	0	2,234	0	0	0	(70)	3,649	0	5,813	(70)
U.S. Government Agencies	0	8,000	0	0	0	(166)	0	0	7,834	(166)
Asset-Backed Securities
Home Equity Other	74	0	(5)	1	2	1	0	(73)	0	0
Other ABS	2,127	2,925	0	0	0	434	1,553	0	7,039	434
Common Stocks
Energy	212,794	0	0	0	0	5,430	0	0	218,224	5,430
Financials	792	0	0	0	0	(89)	0	0	703	(89)

Totals	$238,840	$49,767	$(10,028)	$33	$109	$5,617	$7,646	$(2,810)	$289,174	$5,616

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	113

Consolidated Schedule of Investments	PIMCO Dynamic Income Strategy Fund	(Cont.)	December 31, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$17,899	Discounted Cash Flow	Discount Rate		7.890-9.980	8.882
	1,963	Indicative Market Quotation	Broker Quote		82.000	—
	1,064	Other Valuation Techniques (2)	—		—	—
	6,968	Proxy Pricing	Base Price		98.286-100.000	99.284
	9,549	Recent Transaction	Purchase Price		98.000-99.500	98.755
	12,118	Third Party Vendor	Broker Quote		99.188-116.500	102.982
Corporate Bonds & Notes
Industrials	305	Indicative Market Quotation	Broker Quote		61.000	—
	5,508	Other Valuation Techniques (2)	—		—	—
U.S. Government Agencies	7,834	Proxy Pricing	Base Price		100.000	—
Asset-Backed Securities
Other ABS	4,114	Discounted Cash Flow	Discount Rate		6.720-11.000	9.752
	2,925	Recent Transaction	Purchase Price		100.850
Common Stocks
Energy	217,972	Comparable Companies/Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	10.800/15.250	—
	252	Reference Instrument	Stock Price w/Liquidity Discount		9.000	—
Financials	703	Comparable Companies	EBITDA Multiple	X	4.600	—

Total	$289,174

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

114	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	December 31, 2024	(Unaudited)

1. ORGANIZATION
PCM Fund, Inc., PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Strategic Income Fund, Inc., PIMCO Access Income Fund, PIMCO Dynamic Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Dynamic Income Strategy Fund (each, a “Fund” and collectively , the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Access Income Fund, PIMCO Dynamic Income Fund, and PIMCO Dynamic Income Opportunities Fund were organized as Massachusetts business trusts on the dates shown in the table below. PCM Fund, Inc. and PIMCO Strategic Income Fund, Inc. were organized as Maryland corporations on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PCM Fund, Inc.	June 23, 1993

PIMCO Global StocksPLUS ® & Income Fund	February 16, 2005

PIMCO Strategic Income Fund, Inc.	December 9, 1993

PIMCO Access Income Fund	October 1, 2021

PIMCO Dynamic Income Fund	January 19, 2011

PIMCO Dynamic Income Opportunities Fund	December 23, 2019

PIMCO Dynamic Income Strategy Fund	October 25, 2018
PIMCO Access Income Fund, PIMCO Dynamic Income Fund, and PIMCO Dynamic Income Opportunities Fund have established wholly-owned subsidiaries in Delaware. PIMCO Dynamic Income Strategy Fund has established wholly-owned subsidiaries in Cayman Islands and Delaware. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the treatment of each Fund’s subsidiaries in the financial statements.
Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers of the Funds, as listed in the Management of the Funds section of the most recent annual report, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(a) Securities Transactions and Investment Income
 Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are

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Notes to Financial Statements	(Cont.)

reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.
Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.
(b) Foreign Taxes
 A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
(c) Foreign Currency Translation
 The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.
(d) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PCM Fund, Inc.	Monthly	Monthly

PIMCO Global StocksPLUS ® & Income Fund	Monthly	Monthly

PIMCO Strategic Income Fund, Inc.	Monthly	Monthly

PIMCO Access Income Fund	Monthly	Monthly

PIMCO Dynamic Income Fund	Monthly	Monthly

PIMCO Dynamic Income Opportunities Fund	Monthly	Monthly

PIMCO Dynamic Income Strategy Fund	Monthly	Monthly
Each Fund other than PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Strategic Income Fund, Inc. generally distributes each year all of its net investment income and net short-term capital gains. PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Strategic Income Fund, Inc. intend to distribute all or substantially all of their net investment income and net short-term capital gains over time. In addition, at least annually, each Fund generally distributes net realized long-term capital gains not previously distributed, if any. A Fund may revise its distribution policy or postpone the payment of distributions at any time.
Certain Funds may invest in one or more wholly-owned subsidiaries (each a “Subsidiary” and collectively the “Subsidiaries”) that are treated as disregarded entities for U.S. federal income tax purposes. In the case of a subsidiary that is so treated, for U.S. federal income tax purposes, (i) the Fund is treated as owning the subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Fund; and (iii) distributions, if any, the Fund receives from the subsidiary will have no effect on a Fund’s U.S. federal income tax liability.

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PIMCO Cayman Commodity Fund IX, Ltd., a Subsidiary of PIMCO Dynamic Income Strategy Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”), will be treated as a controlled foreign corporation. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of its Cayman Subsidiary’s “subpart F income,” whether or not such income is distributed by such Cayman Subsidiary. It is expected that all of the Cayman Subsidiary’s income and realized gains and mark-to-market
gains will be “subpart F income.” The Fund’s recognition of its Cayman Subsidiary’s “subpart F income” will increase such Fund’s tax basis in its Cayman Subsidiary. Distributions by the Cayman Subsidiary to its Fund will be tax-free,
to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Cayman Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Cayman Subsidiary’s underlying income or gains. If a net loss is realized by the Cayman Subsidiary, such loss is not generally available to offset the income earned by the Cayman Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Cayman Subsidiary in future periods.
As of the end of the fiscal year, none of the Funds were in default on long-term debt or had any accumulated dividend in arrears.
A Fund may engage in investment strategies, including those that employ the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or
non-U.S.
equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies, and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund at a time when their investment in a Fund has declined in value, which may be taxed at ordinary income rates. The tax treatment of certain derivatives in which a Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.
Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

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Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.
(e) New Accounting Pronouncements and Regulatory Updates
 In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule
35d-1
under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure.
ASU 2023-07
is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to each Funds’ financial statements.
In December 2023, FASB issued ASU
2023-09,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
(a) Investment Valuation Policies
 The NAV of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.
On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid

118	PIMCO CLOSED-END FUNDS

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to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund’s portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments.
Open-end
management investment companies may include affiliated funds.
If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.
Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.
Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (
e.g
., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.
Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(b) Fair Value Hierarchy
 U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

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Notes to Financial Statements	(Cont.)

measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy
Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value
 The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:
Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use

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broker-dealer
quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.
Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined
security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.
Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.
Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials

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of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.
The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.
When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
(a) Investments in Affiliates
Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT
and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands
†
):
Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income (1)	Realized Net Capital Gain Distributions (1)

PCM Fund, Inc.	$8,525	$22,815	$(22,500)	$3	$4	$8,847	$216	$0

PIMCO Global StocksPLUS ® & Income Fund	19,770	44,890	(46,200)	3	12	18,475	493	0

PIMCO Strategic Income Fund, Inc.	24,159	125,113	(132,700)	10	4	16,586	320	0

PIMCO Access Income Fund	73,519	259,082	(225,700)	26	23	106,950	1,987	0

PIMCO Dynamic Income Fund	619,008	1,679,319	(1,462,100)	29	483	836,739	17,678	0

PIMCO Dynamic Income Opportunities Fund	138,654	495,271	(360,000)	10	106	274,041	4,462	0

PIMCO Dynamic Income Strategy Fund	107,084	481,315	(536,800)	21	28	51,648	1,943	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)
The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2024 (amounts in thousands†, except number of shares).
PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2024	Dividend Income	Shares Held at 12/31/2024

Amsurg Equity	$174,118	$0	$0	$0	$(12,969)	$161,149	$0	3,517,243

Market Garden Dogwood LLC	144,925	0	0	0	11,170	156,095	0	147,000,000

Neiman Marcus Group Ltd. LLC	81,453	0	(83,407)	64,031	(62,077)	0	0	0

Oi SA	0	0	0	0	5,253	5,253	0	24,221,572

Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.
Delayed-Delivery Transactions
 involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.
Loans and Other Indebtedness, Loan Participations and Assignments
 are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.
Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be

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Notes to Financial Statements	(Cont.)

advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.
The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.
Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.
Master Limited Partnerships (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.
Mortgage-Related and Other Asset-Backed Securities
 directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest payments. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid
with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts

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receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer
loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.
Collateralized Debt Obligations
 (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.
Collateralized Mortgage Obligations
 (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay
and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates.
Parallel-pay
CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay
CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC
bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined
range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).
Insurance-Linked Investments
 include, for example, insurance-linked instruments and similar investments, such as reinsurance contracts, sidecars and event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans. The aforementioned instruments may include life settlement contracts and longevity and mortality investments. In a life settlement contract, a life insurance policy owner transfers his or her policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The longer the insured lives, the lower the Fund’s rate of return on the policy. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a

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longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level. During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors.
Stripped Mortgage-Backed Securities
 (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Payment
In-Kind
Securities
 may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
Perpetual Bonds
 are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.
Real Estate Investment Trusts
 (“REITs”)
are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.
Restricted Investments
 are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.
Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises
 are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon

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securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of
TBA-eligible
securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.
Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.
Warrants
 are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
When-Issued Transactions
 are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.
(a) Repurchase Agreements
 Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open

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Notes to Financial Statements	(Cont.)

maturity repurchase agreement, there is no
pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.
(b) Reverse Repurchase Agreements
 In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.
(c) Short Sales
 Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.
When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.
6. FINANCIAL DERIVATIVE INSTRUMENTS
The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Dynamic Income Strategy Fund are subject to regulation as commodity pools under the Commodity Exchange Act by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Funds, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Global StocksPLUS
®
 & Income Fund and PIMCO Dynamic Income Strategy Fund.

128	PIMCO CLOSED-END FUNDS

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(a) Forward Foreign Currency Contracts
 may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.
(b) Futures Contracts
 are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange-traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.
(c) Options Contracts
 may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.
Options on Exchange-Traded Funds
 use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.
Options on Indexes
 (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.
(d) Swap Agreements
 are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party,

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Notes to Financial Statements	(Cont.)

known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.
For purposes of a Fund’s investment policy adopted pursuant to
Rule 35d-1
under the Act (if any), the Fund will account for derivative instruments at market value. For purposes of applying a Fund’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.
A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.
To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.
Asset Swap Agreements
 convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.
Credit Default Swap Agreements
 on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an

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active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a
cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements	(Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Interest Rate Swap Agreements
 may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.
Total Return Swap Agreements
 are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.
7. PRINCIPAL AND OTHER RISKS
(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of the Funds’ annual report dated June 30, 2024.

132	PIMCO CLOSED-END FUNDS

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	PCM Fund, Inc. (PCM)	PIMCO Global StocksPLUS ® & Income Fund (PGP)	PIMCO Strategic Income Fund, Inc. (RCS)	PIMCO Access Income Fund (PAXS)	PIMCO Dynamic Income Fund (PDI)	PIMCO Dynamic Income Strategy Fund (PDX)	PIMCO Dynamic Income Opportunities Fund (PDO)

Asset Allocation	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations	X	X	X	X	X	X	X

Commodity	—	—	—	—	—	X	—

Confidential Information Access	X	X	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X

Corporate Debt	—	X	X	X	X	X	X

Counterparty	X	X	X	X	X	X	X

“Covenant-lite” Obligations	X	X	X	X	X	X	X

Credit Default Swaps	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Cyber Security	X	X	X	X	X	X	X

Debt Securities	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Distressed and Defaulted Securities	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Energy Sector	—	—	—	—	—	X	—

Equity Securities and Related Market	X	X	X	X	X	X	X

Focused Investment	X	X	X	X	X	X	X

Foreign (Non·U.S.) Investment	X	X	X	X	X	X	X

Foreign (Non-U.S.) Government Securities	X	X	X	X	X	X	X

Foreign Loan Originations	—	—	—	X	X	X	X

High Yield Securities	X	X	X	X	X	X	X

Industry Specific	X	X	X	X	X	X	X

Inflation/Deflation	X	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X	X	X

Insurance-Linked and Other Instruments	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X

Investments in REITS	—	—	—	—	X	—	—

Issuer	X	X	X	X	X	X	X

Leverage	X	X	X	X	X	X	X

Limited Term	—	—	—	X	—	X	X

Liquidity	X	X	X	X	X	X	X

Loan Origination	—	—	—	X	X	X	X

Loans and Other Indebtedness; Loan Participations and Assignments	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X

Market Discount	X	X	X	X	X	X	X

Market Disruptions	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Mortgage-Related Derivative Instruments	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	X	—

Non-Diversification	—	—	—	X	—	—	—

Operational	X	X	X	X	X	X	X

Other Investment Companies	X	X	X	X	X	X	X

Platform	—	—	—	X	X	X	X

Portfolio Turnover	X	X	X	X	X	X	X

Potential Conflicts of Interest Risk-Allocation of Investment Opportunities	X	X	X	X	X	X	X

Preferred Securities	X	X	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X	X	X

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	133

Notes to Financial Statements	(Cont.)

	PCM Fund, Inc. (PCM)	PIMCO Global StocksPLUS ® & Income Fund (PGP)	PIMCO Strategic Income Fund, Inc. (RCS)	PIMCO Access Income Fund (PAXS)	PIMCO Dynamic Income Fund (PDI)	PIMCO Dynamic Income Strategy Fund (PDX)	PIMCO Dynamic Income Opportunities Fund (PDO)

Private Commercial Real Estate	—	—	—	—	X	—	—

Private Placement and Restricted Securities	X	X	X	X	X	X	X

Privately-Issued Mortgage-Related Securities	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X

Real Estate Joint Venture	—	—	—	—	X	—	—

Regulation S Securities	X	X	X	X	—	—	—

Regulatory Changes	X	X	X	X	X	X	X

Regulatory Risk-Commodity Pool Operator	X	X	X	X	X	X	X

Regulatory Risk-LIBOR	—	—	—	X	X	X	X

Reinvestment	X	X	X	X	X	X	X

REIT	—	—	—	X	X	—	—

REIT Subsidiary	—	—	—	—	X	—	—

Repurchase Agreements	X	X	X	X	X	X	X

Risks of Equity Securities of MLPS	—	—	—	—	—	X	—

Risks of Debt Securities of MLPS Risks of MLP General Partner and Managing Member Interests	—	—	—	—	—	X	—

Risks of ETNs	—	—	—	—	—	X	—

Risk Retention Investment	X	X	X	X	X	X	X

Securities Lending	—	—	—	—	X	—	—

Senior Debt	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

Smaller Company	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Special Purpose Acquisition Companies (“SPACs”)	—	—	—	—	X	—	—

Structured Investments	X	X	X	X	X	X	X

Subprime	X	X	X	X	X	X	X

Subsidiary	—	—	—	X	X	X	X

Synthetic Convertible Securities	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X

Total Return Swap	X	X	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X	X	X

Valuation	X	X	X	X	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-in-Kind Securities	—	—	—	X	X	X	X

Asset Allocation Risk
 is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.
Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.
Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
 is the risk that an investment in a CLO, CBO or other CDO depends largely on the type of the collateral securities and the class/tranche of the instrument in which the Fund invests. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.

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Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.
Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Contingent Convertible Securities Risk
 is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that the principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.
Convertible Securities Risk
 is the risk that the market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible securities are often rated below investment grade or not rated.
Corporate Debt Securities Risk
 is the risk that the market value of a corporate debt security may be affected by factors directly relating to the issuer and that the issuers of corporate debt securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The market value of corporate debt securities generally may be expected to rise and fall inversely with interest rates. In addition, certain corporate debt securities may be highly customized and as a result may be subject to, among others, liquidity and valuation/pricing transparency risks.
Counterparty Risk
 is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding.
“Covenant-Lite” Obligations Risk
 is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any

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Notes to Financial Statements	(Cont.)

deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for the Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.
Credit Risk
 is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivative contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Currency Risk
 is the risk that investments denominated in foreign
(non-U.S.)
currencies or in securities that trade in and receive revenues in, foreign
(non-U.S.)
currencies, or derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies may decline in value, due to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Cyber Security Risk
 is the risk that, as the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders.
These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Debt Securities Risk
 is the risk that prices of bonds and other fixed income securities will generally increase as interest rates fall and decrease as interest rates rise. Income from the Fund’s portfolio may decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise.
Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar instrument may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested.
Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared

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OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.
Distressed and Defaulted Securities Risk
 is the risk of investing in the securities of financially distressed issuers, including the risk of default. These securities may fluctuate more in price and are typically less liquid. Distressed securities generally trade significantly below “par” or fall value. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Distribution Rate Risk
 is the risk that, although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
Emerging Markets Risk
 is the risk of investing in emerging market securities, primarily increased foreign
(non-U.S.)
investment risk.
Energy Sector Risk
 is the risk that applies to a Fund’s investments in MLPs and other companies which operate natural gas, natural gas liquids, crude oil, refined products, coal or other facilities within the energy sector. A Fund’s performance will be susceptible to fluctuations in commodity prices, changes in the supply of or demand for energy commodities, an inability to acquire additional energy deposits sufficient to replace the natural depletion of existing reserves, environmental and safety regulations, seasonal and extreme weather, catastrophic events or accidents, acquisition costs and erroneous assumptions regarding new acquisitions and the cyclical fluctuation and intense price competition inherent to the energy industry. Additionally, MLPs and other entities operating in the energy sector are subject to industry-specific risks related to infrastructure, which includes transportation via pipeline, the gathering, processing and midstream storage of resources, variations in upstream and downstream demand, and the effects of land, weather and unforeseen events on oil, oilfields, coal stockpiles, power infrastructure and marine transportation.
Equity Securities and Related Market Risk
 is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Focused Investment Risk
 is the risk that, to the extent that the Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.
Foreign
(Non-U.S.)
Government Securities Risk
 is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
Foreign
(Non-U.S.)
Investment Risk
 is the risk that investing in foreign
(non-U.S.)
securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
Foreign Loan Originations Risk
 is the risk associated with a Fund originating loans to foreign entities and individuals, including foreign
(non-U.S.)
and emerging market entities and individuals, which may involve risks not ordinarily associated with exposure to loans to U.S. entities and individuals due to more or less governmental supervision and regulation than exists in the U.S. Due to differences in legal systems, there may be difficulty in obtaining or enforcing a court judgment outside the U.S. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund’s loans to foreign entities and individuals may be subject to risks of increased transaction costs, potential delays in settlement or unfavorable differences between the U.S. economy and foreign economies.
High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily

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Notes to Financial Statements	(Cont.)

speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher- rated securities of similar maturity.
Industry Specific Risks
 are the risks that MLPs and other entities operating in a specific sector that are specific to the industry within that sector they serve.
Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.
Inflation-Indexed Security Risk
 is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation- Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive the principal until maturity.
Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked instruments and similar investments (which may include, for example, reinsurance contracts, sidecars and event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Investments in REITs Risk
 is the risk that an investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment.
Issuer Risk
 is the risk that the value of a security may decline for a number of reasons directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.
Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
Limited Term Risk
 is the risk that unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about a date specified in the Fund’s Prospectus.
Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
Loan Origination Risk
 is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms

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or individuals, such as in connection with housing development projects. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time.
This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and Common Shareholders.
Loans and Other Indebtedness; Loan Participations and Assignments Risk
 is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral.
In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
If a loan is foreclosed, the Fund may become owner of the loan’s collateral. The Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral.
There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.
To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not acquire such instruments.
Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.
Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.
Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.
Market Risk
 is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or companies.
Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.
Mortgage-Related Derivative Instruments Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Municipal Bond Risk
 is the risk that by investing in Municipal Bonds the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.
Non-Diversification
Risk
 is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated

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Notes to Financial Statements	(Cont.)

with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are
“non-diversified”
may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”
Operational Risk
 is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.
Platform Risk
 is the risk resulting from the fact that the Alt Lending ABS in which the Fund invests are typically not listed on any securities exchange and not registered under the Securities Act. In addition, the Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, the Fund currently expects that certain of the investments in Alt Lending ABS will face heightened levels of liquidity risk. Although currently there is generally no reliable, active secondary market for certain Alt Lending ABS, a secondary market for these Alt Lending ABS may develop. If the Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated. For example, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect the Fund’s after-tax
returns.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.
Preferred Securities Risk
 is the risk that certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions which may require the Fund to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. Additionally, preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. Government securities.
Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

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Private Placement and Restricted Securities Risk
 is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. The Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Private Commercial Real Estate Risk
 is the risk that exposure to private commercial real estate comes with a variety of risks, including lease defaults, terminations by one or more tenants or landlord-tenant disputes that may reduce the revenues and net income from investments in U.S. and
non-U.S.
real estate investments through one or more controlled subsidiaries structured as real estate investment trusts (each a “REIT Subsidiary”), which would reduce the amount of income payable by the REIT Subsidiary to the Fund. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect a Fund’s performance.
Privately-Issued Mortgage-Related Securities Risk
 is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental
issuers.
Real Estate Risk
 is the risk associated with investing in real estate investments, including investments in equity or debt securities issued by private and public real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments. The Fund will be subject to the risks associated with owning real estate and with the real estate industry generally.
Real Estate Joint Venture Risk
 is the risk that in joint ventures with third parties to make investments, the investments in U.S. and
non-U.S.
real estate investments through one or more controlled subsidiaries structured as real estate investment trusts (each a “REIT Subsidiary”) would generally share control with the third-party partner (for example, the REIT Subsidiary may have approval rights over some or all of the joint venture’s activities, and in limited circumstances that do not amount to primary control of the joint venture, may have the ability to require that the joint venture take specific actions), even though the REIT Subsidiary may hold a majority of the economic interests of a joint venture.
Regulation S Securities Risk
 is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.
Regulatory Changes Risk
 is the risk that is associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and PIMCO have historically been eligible for exemptions from certain regulations.
However, there is no assurance that the Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.
Regulatory Risk — Commodity Pool Operator
 is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.
Regulatory Risk — LIBOR
 is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.
Reinvestment Risk
 is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.
REIT Risk
 is the risk associated with investing in REITs, which are pooled investment vehicles that own, and usually operate, income- producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains),

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Notes to Financial Statements	(Cont.)

then it is not typically taxed on the income distributed to shareholders. Therefore, REITs may pay higher dividends than other issuers.
REIT Subsidiary Risk
 is the risk that investments in U.S. and
non-U.S.
real estate investments through one or more controlled subsidiaries structured as real estate investment trusts (each a “REIT Subsidiary”) are subject to risks associated with the direct ownership of real estate. REIT Subsidiaries may be affected by changes in the real estate markets generally as well as changes in the values of any properties owned by the REIT Subsidiaries or securing any mortgages owned by the REIT Subsidiaries (which changes in value could be influenced by market conditions for real estate in general or fluctuations in the value of rights to natural resources appurtenant to the properties held by the REIT Subsidiaries).
Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Risks of Equity Securities of MLPs, Risks of Debt Securities of MLPs, and Risks of MLP General Partner and Managing Member Interests
 is the risk that investments in equity and debt securities of MLPs and/or their affiliates are subject to risks in addition to those risks associated with investments in all equity and debt securities. Holders of MLP units have more limited rights for voting and control than shareholders of common stock in a corporation, additional tax risks and additional potential conflicts of interest among unit holders and partners. MLP subordinated units generally entail greater risk than MLP common units as a result of more limited distribution rights. Additionally, distributions by certain MLPs may be affected by the failure of an affiliated party to satisfy its obligations to an MLP or by an MLP’s loss of customers or suppliers. A Fund’s investment in MLPs or other entities that hold a general partner or managing member interest and IDRs in MLPs may be subject to additional liability greater than the investment amount and may have higher distribution prospects which would decline at a greater rate than the decline rate in and MLP’s distributions or be eliminated if the MLP unit holders choose to remove the general partner or managing member.
Risks of ETNs
 is the risk that the value of exchange-traded notes (“ETNs”) may be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying markets, changes in the applicable interest rates and underlying reference asset values, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that may affect the referenced index.
Risk Retention Investment Risk
 is the risk associated with the Fund’s investments in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests typically held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change. Furthermore, if the Fund breaches any undertakings in any risk retention agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.
Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.
Senior Debt Risk
 is the risk that the Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments.
Short Exposure Risk
 is the risk of entering into short sales, or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.
Smaller Company Risk
 is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.
Sovereign Debt Risk
 is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Special Purpose Acquisition Companies (“SPACs”) Risk
 is the risk that, because SPACs and similar entities are in essence “blank check” companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.
Subprime Risk
 is the risk that loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by the Fund may be subprime in quality, or may become subprime in quality. Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit criteria when acquiring loans or debt instruments collateralized by loans.
Subsidiary Risk
 is the risk that, by investing in a Fund’s Subsidiary, the Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.
Synthetic Convertible Securities Risk
 is the risk that the values of synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, (such as a debt security and a warrant or option to purchase another security), each with its own market value. Synthetic convertible securities are also subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible element falls below the strike price of the warrant or option, the warrant or option may lose all value.
Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
Total Return Swap Risk
 is the risk that total return swaps could result in losses if the underlying asset or reference does not perform as anticipated, that they add leverage to a Fund’s portfolio and the risk that the counterparty might default on the contract. Total return swaps can have the potential for unlimited losses. Total return swaps are also subject to certain other risks applicable to derivatives transactions generally.
U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Valuation Risk
 is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
 is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other

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Notes to Financial Statements	(Cont.)

types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.
8. MASTER NETTING ARRANGEMENTS
A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.
Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any

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unsettled variation margin. These values as of period end are disclosed in the Notes to Schedules of Investments.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
9. FEES AND EXPENSES
(a) Management Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement.
Pursuant to the Investment Management Agreements with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations. Pursuant to the Agreements, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate

PCM Fund, Inc.	0.900%	(1)

PIMCO Global StocksPLUS ® & Income Fund	1.105%	(2)

PIMCO Strategic Income Fund, Inc.	0.955%	(3)

PIMCO Access Income Fund	1.250%	(4)

PIMCO Dynamic Income Fund	1.100%	(5)

PIMCO Dynamic Income Opportunities Fund	1.150%	(5)

PIMCO Dynamic Income Strategy Fund	1.250%	(4)

(1)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).

(2)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

(3)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(4)
Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of the Fund (including any assets attributable to any reverse repurchase agreements, dollar rolls/buybacks, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls/buybacks and borrowings).

(5)
Management fees calculated based on the Fund’s average daily “total managed assets.” Total managed assets include total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of

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Notes to Financial Statements	(Cont.)

the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.
(b) Fund Expenses
 With respect to each Fund other than PIMCO Access Income Fund and PIMCO Dynamic Income Opportunities Fund, each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.
With respect to PIMCO Access Income Fund, the Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating, structuring, acquiring, disposing of and/or terminating specialized loans and other investments made by the Fund, any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broker-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))(for these purposes, it is understood that “portfolio transaction expenses” shall be interpreted broadly to include, by way of example and without limitation, any expenses relating to the Fund’s investments (including those made by a subsidiary of the Fund) in commercial and residential real estate, including for-sale
and
for-rent
housing, office, hotel, retail and industrial investments, and/or any other expenses incurred by a direct or indirect portfolio investment of the Fund, such as expenses paid directly by a portfolio investment and other expenses that are capitalized or otherwise embedded into the cost basis of a portfolio investment); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls/buybacks, bank borrowings, credit facilities and tender option bonds; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls/buybacks, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring

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leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests (except as otherwise agreed to between PIMCO and any such fund or vehicle); (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of Trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund, including registration (including share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Fund in its state of jurisdiction and in connection with the initial registration of the Fund under the Act and the initial registration of its Shares under the Securities Act of 1933, as amended (the “Securities Act”), and with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, expenses associated with tender offers and other Share repurchases and redemptions; (xiii) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan (xiv) expenses of the Fund which are capitalized in accordance with U.S. GAAP.
With respect to PIMCO Dynamic Income Opportunities Fund, the Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund, including registration (including registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Fund in its state of jurisdiction and in connection with the initial registration of the Fund under the Act, and the rules and regulations thereunder, and the initial registration of its Shares under the Securities Act of 1933, as amended, and with respect to Share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, expenses associated with tender offers and other repurchases and redemptions, and fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan; and (xiii) expenses of the Fund which are capitalized in accordance with U.S. GAAP Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	147

Notes to Financial Statements	(Cont.)

With respect to PIMCO Dynamic Income Strategies Fund, the Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses, of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, dollar rolls, bank borrowings, credit facilities and tender option bonds and; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other instruments (such as the use of reverse repurchase agreements, dollar rolls, bank borrowings, credit facilities and tender option bonds) for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving contested elections of trustees, shareholder proposals or other non-routine
matters that are not initiated or proposed by Fund management; (xii) organizational and offering expenses of the Fund; (xiii) expenses associated with tender offers and other share repurchases and redemptions; (xiv) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action
and/or other relief from the SEC in connection with the operation of a managed distribution plan; and (xv) expenses of the Fund that are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Fund may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third-party.
Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.
The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.
(c) Acquired Fund Fees and Expenses The Cayman Subsidiary has entered into a separate contract with PIMCO for the management of the Cayman Subsidiary’s portfolio pursuant to which the Cayman Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the Fund’s management fee in an amount equal to the management fee paid by the Cayman Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. PIMCO may not seek reimbursement from a Fund with respect to the management fees waived. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended December 31, 2024, the amount was $34,386. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Cayman Subsidiary.
10. RELATED PARTY TRANSACTIONS
The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.
The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.

148	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS
Under the organizational documents of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Access Income Fund, PIMCO Dynamic Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Dynamic Income Strategy Fund, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Under the organizational documents of PCM Fund, Inc., and PIMCO Strategic Income Fund, Inc., each Director and officer is indemnified to the fullest extent permitted by Maryland law and the Act. For PCM Fund, Inc., employees and agents of the Fund are indemnified to the maximum extent permitted by Maryland law and the Act. For PIMCO Strategic Income Fund, Inc., employees and agents of the Fund may be indemnified to the extent determined by the Board and subject to the limitations of the Act. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PCM Fund, Inc.	$0	$0	$7,676	$12,944

PIMCO Global StocksPLUS ® & Income Fund	382,163	390,811	21,886	17,940

PIMCO Strategic Income Fund, Inc.	2,932,278	2,929,702	58,763	50,327

PIMCO Access Income Fund	4,514	1,484	66,701	166,299

PIMCO Dynamic Income Fund	24,023	12,268	1,521,596	1,141,732

PIMCO Dynamic Income Opportunities Fund	11,188	0	194,495	269,407

PIMCO Dynamic Income Strategy Fund	7,463	0	559,511	339,406

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. COMMON SHARES OFFERING
PCM Fund, Inc. has the authority to issue 300 million shares of $0.001 par value common stock. PIMCO Strategic Income Fund, Inc. has the authority to issue 500 million shares of $0.00001 par value common stock. Each of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Dynamic Income Fund (“PDI”), PIMCO Dynamic Income Opportunities Fund (“PDO”) and PIMCO Access Income Fund (“PAXS”) has been authorized to issue an unlimited number of Common Shares at a par value of $0.00001 per share (each of the foregoing Fund’s shares as the context requires, “Common Shares”).
As of the end of the reporting period, PDI had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act (each, a “Shelf Registration Statement”). Pursuant to such Shelf Registration Statement, PDI may offer and sell Common Shares having an aggregate offering value of up to $2,000,000,000. PDI may have had one or more prior Shelf Registration Statements in effect during this and/or previous fiscal periods authorizing the sale of additional Common Shares.
As of the end of the reporting period, PDO had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act. Pursuant to such Shelf Registration Statement, PDO may offer and sell Common Shares having an aggregate offering value of up to $500,000,000.
As of the end of the reporting period, PAXS had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act. Pursuant to such Shelf Registration Statement, PAXS may offer and sell Common Shares having an aggregate offering value of up to $250,000,000.
PDI, PDO and PAXS have each entered into a sales agreement (a “Sales Agreement”) with JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to which each respective Fund may offer and sell its Common Shares offered by an applicable prospectus supplement through JonesTrading as its agent in negotiated transactions or transactions that are deemed to be “at the market” as

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	149

Notes to Financial Statements	(Cont.)

defined in Rule 415 under the Securities Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. Each Fund will pay JonesTrading compensation of up to 1.00% of the gross proceeds with respect to sales of the Common Shares actually effected by JonesTrading under its respective Sales Agreement.
The aggregate dollar amount of Common Shares registered under PDI’s and PDO’s Shelf Registration Statement as of the end of the periods described below, as well as the number of Common Shares sold and the total amount of offering proceeds (net of offering costs, if any) received by the Fund under one or more Shelf Registration Statements during the Fund’s most recent and prior fiscal periods were as follows:

	PDI		PDO
	Year Ended 12/31/2024	Year Ended 06/30/2024	Year Ended 12/31/2024	Year Ended 06/30/2024

Common Shares registered (aggregate $)	$2,000,000,000	$2,000,000,000	$500,000,000	$500,000,000

Common Shares sold	35,000,027	45,079,303	7,234,221	3,299,482

Offering proceeds (net of offering costs)	673,920,696	836,642,598	98,413,502	42,968,462
There were no Common Shares sold under PAXS’s Shelf Registration Statement during the Fund’s most recent and prior fiscal periods.
A Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices.
14. BASIS FOR CONSOLIDATION
PIMCO Access Income Fund’s, PIMCO Dynamic Income Fund’s, and PIMCO Dynamic Income Opportunities Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Fund name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets †

PIMCO Access Income Fund	PAXSLS I LLC	12/13/2021	0.0%

PIMCO Access Income Fund	RLM 4355 LLC	12/13/2021	0.0%

PIMCO Dynamic Income Fund	PCILS I LLC	03/07/2013	0.0%

PIMCO Dynamic Income Fund	PDILS I LLC	03/12/2013	0.0%

PIMCO Dynamic Income Opportunities Fund	PDOLS I LLC	01/15/2021	0.0%

PIMCO Dynamic Income Opportunities Fund	RLM 4365 LLC	01/15/2021	0.0%

PIMCO Dynamic Income Strategy Fund	Cayman Commodity Fund IX Ltd.	12/14/2018	0.7%

PIMCO Dynamic Income Strategy Fund	NRGX SPV I LLC	11/07/2022	0.0%

PIMCO Dynamic Income Strategy Fund	NRGX SPV II LLC	11/07/2022	0.0%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS
The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.
The foregoing speaks only as of the date of this report.
16. FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.
A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the

150	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2024, the components of distributable taxable earnings are as follows (amounts in thousands
†
):

	Undistributed Ordinary Income (1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (2)	Other Book-to-Tax Accounting Differences (3)	Accumulated Capital Losses (4)	Qualified Late-Year Loss Deferral - Capital (5)	Qualified Late-Year Loss Deferral - Ordinary (6)	Total Components of Distributable Earnings

PCM Fund, Inc.	$0	$0	$(11,973)	$(966)	$(19,052)	$0	$0	$(31,991)

PIMCO Global StocksPLUS ® & Income Fund	0	0	(13,597)	(791)	(35,221)	0	0	(49,609)

PIMCO Strategic Income Fund, Inc.	0	0	(34,630)	(2,355)	(100,009)	0	0	(136,994)

PIMCO Access Income Fund	0	0	(114,114)	(6,589)	(84,192)	0	0	(204,895)

PIMCO Dynamic Income Fund	0	0	(1,058,796)	(69,173)	(970,629)	0	0	(2,098,598)

PIMCO Dynamic Income Opportunities Fund	0	0	(437,789)	(14,768)	(306,994)	0	0	(759,551)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)
Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, grantor trusts, and partnerships.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2023 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)
Specified losses realized during the period November 1, 2023 through June 30, 2024 and Ordinary losses realized during the period January 1, 2024 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.
As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PCM Fund, Inc.	$2,838	$16,214

PIMCO Global StocksPLUS ® & Income Fund	27,603	7,618

PIMCO Strategic Income Fund, Inc.	33,201	66,808

PIMCO Access Income Fund	48,550	35,642

PIMCO Dynamic Income Fund*	318,038	652,591

PIMCO Dynamic Income Opportunities Fund	36,359	270,635

PIMCO Dynamic Income Strategy Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*
Portion of amount represents realized loss and recognized
built-in
loss under IRC sections
382-83,
which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	151

Notes to Financial Statements	(Cont.)	December 31, 2024	(Unaudited)

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

ClosedEnd - Dynamic Income Opportunities Fund	$3,018,807	$139,356	$(502,307)	$(362,951)

ClosedEnd - Access Income Fund	1,256,413	59,546	(173,159)	(113,613)

ClosedEnd - Dynamic Income Fund	10,368,051	667,575	(1,718,150)	(1,050,575)

ClosedEnd - Global StocksPLUS ® & Income Fund	167,301	13,855	(33,534)	(19,679)

ClosedEnd - PCM Fund, Inc.	138,803	12,124	(30,131)	(18,007)

ClosedEnd - PIMCO Dynamic Income Strategy Fund	1,272,568	330,624	(21,061)	309,563

PIMCO Strategic Income Fund, Inc.	661,973	45,694	(95,565)	(49,871)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

17. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On January 02, 2025, the following distributions were declared to common shareholders payable February 03, 2025 to shareholders of record on January 13, 2025:

PCM Fund, Inc.	$0.064240 per common share

PIMCO Global StocksPLUS ® & Income Fund	$0.069000 per common share

PIMCO Strategic Income Fund, Inc.	$0.040000 per common share

PIMCO Access Income Fund	$0.149400 per common share

PIMCO Dynamic Income Fund	$0.220500 per common share

PIMCO Dynamic Income Opportunities Fund	$0.127900 per common share

PIMCO Dynamic Income Strategy Fund	$0.133400 per common share
On February 03, 2025, the following distributions were declared to common shareholders payable March 03, 2025 to shareholders of record on February 13, 2025:

PCM Fund, Inc.	$0.064240 per common share

PIMCO Global StocksPLUS ® & Income Fund	$0.069000 per common share

PIMCO Strategic Income Fund, Inc.	$0.040000 per common share

PIMCO Access Income Fund	$0.149400 per common share

PIMCO Dynamic Income Fund	$0.220500 per common share

PIMCO Dynamic Income Opportunities Fund	$0.127900 per common share

PIMCO Dynamic Income Strategy Fund	$0.133400 per common share

There were no other subsequent events identified that require recognition or disclosure.

152	PIMCO CLOSED-END FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BMO	BMO Capital Markets Corporation	DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC

BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BOM	Bank of Montreal	FBF	Credit Suisse International	RCE	Royal Bank of Canada Europe Limited

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC

BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London

CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

DBL	Deutsche Bank AG London

Currency Abbreviations:

AUD	Australian Dollar	DKK	Danish Krone	JPY	Japanese Yen

BRL	Brazilian Real	DOP	Dominican Peso	KWD	Kuwaiti Dinar

CAD	Canadian Dollar	EUR	Euro	MXN	Mexican Peso

CHF	Swiss Franc	GBP	British Pound	PEN	Peruvian New Sol

CNH	Chinese Renminbi (Offshore)	HKD	Hong Kong Dollar	PLN	Polish Zloty

CNY	Chinese Renminbi (Mainland)	HUF	Hungarian Forint	TRY	Turkish New Lira

CZK	Czech Koruna	IDR	Indonesian Rupiah	USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

AMZX	Alerian MLP Total Return Index	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

BISTREFI	Turkish Lira Overnight Reference Rate	FEDL01	Federal funds effective rate	TSFR1M	Term SOFR 1-Month

BP0003M	3 Month GBP-LIBOR	NDDUEAFE	MSCI EAFE Index	TSFR3M	Term SOFR 3-Month

CAONREPO	Canadian Overnight Repo Rate Average	PRIME	Daily US Prime Rate	TSFR6M	Term SOFR 6-Month

EUR001M	1 Month EUR Swap Rate	S&P 500	Standard & Poor’s 500 Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	153

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PCM Fund, Inc.	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0558	$0.0000	$0.0242	$0.0800

August 2024	$0.0557	$0.0000	$0.0243	$0.0800

September 2024	$0.0800	$0.0000	$0.0000	$0.0800

October 2024	$0.0640	$0.0000	$0.0160	$0.0800

November 2024	$0.0516	$0.0000	$0.0284	$0.0800

December 2024	$0.0436	$0.0000	$0.0364	$0.0800

PIMCO Global StocksPLUS ® & Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0690	$0.0000	$0.0000	$0.0690

August 2024	$0.0589	$0.0000	$0.0101	$0.0690

September 2024	$0.0690	$0.0000	$0.0000	$0.0690

October 2024	$0.0690	$0.0000	$0.0000	$0.0690

November 2024	$0.0562	$0.0000	$0.0128	$0.0690

December 2024	$0.0685	$0.0000	$0.0005	$0.0690

PIMCO Strategic Income Fund, Inc.	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0431	$0.0000	$0.0079	$0.0510

August 2024	$0.0435	$0.0000	$0.0075	$0.0510

September 2024	$0.0510	$0.0000	$0.0000	$0.0510

October 2024	$0.0444	$0.0000	$0.0066	$0.0510

November 2024	$0.0452	$0.0000	$0.0058	$0.0510

December 2024	$0.0510	$0.0000	$0.0000	$0.0510

PIMCO Dynamic Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1670	$0.0000	$0.0535	$0.2205

August 2024	$0.1630	$0.0000	$0.0575	$0.2205

September 2024	$0.1911	$0.0000	$0.0294	$0.2205

October 2024	$0.1763	$0.0000	$0.0442	$0.2205

November 2024	$0.1542	$0.0000	$0.0663	$0.2205

December 2024	$0.1968	$0.0000	$0.0237	$0.2205

PIMCO Dynamic Income Opportunities Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1279	$0.0000	$0.0000	$0.1279

August 2024	$0.1177	$0.0000	$0.0102	$0.1279

September 2024	$0.1279	$0.0000	$0.0000	$0.1279

October 2024	$0.1279	$0.0000	$0.0000	$0.1279

November 2024	$0.1279	$0.0000	$0.0000	$0.1279

December 2024	$0.1279	$0.0000	$0.0000	$0.1279

154	PIMCO CLOSED-END FUNDS

(Unaudited)

PIMCO Access Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1118	$0.0000	$0.0376	$0.1494

August 2024	$0.1335	$0.0000	$0.0159	$0.1494

September 2024	$0.0637	$0.0000	$0.0857	$0.1494

October 2024	$0.1494	$0.0000	$0.0000	$0.1494

November 2024	$0.1286	$0.0000	$0.0208	$0.1494

December 2024	$0.1494	$0.0000	$0.0000	$0.1494

PIMCO Dynamic Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1133	$0.0000	$0.0000	$0.1133

August 2024	$0.1133	$0.0000	$0.0000	$0.1133

September 2024	$0.1133	$0.0000	$0.0000	$0.1133

October 2024	$0.1133	$0.0000	$0.0000	$0.1133

November 2024	$0.1133	$0.0000	$0.0000	$0.1133

December 2024	$0.1133	$0.0000	$0.0000	$0.1133

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	155

Changes to Board of Trustees	(Unaudited)

Effective December 1, 2024, Mr. David Fisher retired from his position as Trustee of the Funds.
Effective December 1, 2024, the Board of Trustees appointed Mr. David Flattum as a Class III Trustee of PIMCO Strategic Income Fund, Inc., a Class I Trustee of PIMCO Global StocksPLUS
®
 & Income Fund, PIMCO Dynamic Income Opportunities Fund and PIMCO Access Income Fund, and a Class II Trustee of PIMCO Dynamic Income Fund and PCM Fund, Inc.

156	PIMCO CLOSED-END FUNDS

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive,
Newport Beach, CA, 92660
Custodian
State Street Bank and Trust Company
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108
Transfer Agent, Dividend Paying Agent and Registrar
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106
This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4010SAR_123124

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual report to stockholders filed under Item 1 of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the most recent fiscal half-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Opportunities Fund

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	March 5, 2025